    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2013

                                                FILE NOS. 333-143407; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 15                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 54                                             [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:   As soon as practicable after
the effective date of this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2013 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                PROSPECTUS FOR
         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
                                FORM P1165 4/05

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                 HOME OFFICE:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2013, describes a flexible purchase payment variable deferred annuity contract (the "contract" or "contracts") offered to individuals and certain qualified and non-qualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ One" in our marketing materials. This contract (RetireReady/SM/ One) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") and our Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference. The Guarantee Account may not be available under the terms of your contract or in certain states or markets. The Guarantee Account is not available if you purchase your contract with a four-year surrender charge schedule or with no surrender charge schedule.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

When you apply for this contract, you have the option to purchase the contract with either a seven-year surrender charge schedule, a four-year surrender charge schedule, or no surrender charge schedule. The shorter the surrender charge schedule, the higher the mortality and expense risk charge for the contract. If you purchase a contract without a surrender charge schedule, the mortality and expense risk charge will be higher than a contract with a surrender charge schedule and it will be assessed for the life of the contract. If you purchase a contract with a surrender charge schedule, your mortality and expense risk charge will be lower than a contract without a surrender charge schedule, but you will be assessed a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first seven years or four years of receipt, as applicable, unless you meet an available exception. Before making your decision to purchase the contract, therefore, you should carefully consider which option is appropriate for you considering your financial needs and situation.

You may allocate your purchase payments to the Separate Account, the Guarantee Account (if available), or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. Comstock Fund -- Series II shares (formerly, Invesco Van Kampen
  V.I. Comstock Fund -- Series II shares)

Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. International Growth Fund -- Series II shares



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:

Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1
Columbia Variable Portfolio -- Marsico International Opportunities Fund --
  Class 2


EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP FundsManager(R) 50% Portfolio -- Service Class 2
VIP FundsManager(R) 60% Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Growth Stock Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:


Real Estate Securities Fund -- Class 1 Shares
Total Return Fund -- Class 3 Shares


GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Money Market Fund -- Service Shares


JANUS ASPEN SERIES:
Forty Portfolio -- Service Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Global Fund/VA (formerly, Oppenheimer Global Securities Fund/VA --
  Service Shares)

Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small Cap Fund(R)/VA (formerly, Oppenheimer Main Street
  Small- & Mid- Cap Fund(R)/VA -- Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Natural Resources Portfolio -- Class II Shares

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2013, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS................................................  6

FEE TABLES.................................................  8
   Examples................................................ 11

SYNOPSIS................................................... 12

CONDENSED FINANCIAL INFORMATION............................ 15

THE COMPANY................................................ 16

FINANCIAL CONDITION OF THE COMPANY......................... 16

THE SEPARATE ACCOUNT....................................... 17
   The Portfolios.......................................... 17
   Subaccounts............................................. 19
   Voting Rights........................................... 23
   Asset Allocation Program................................ 23

THE GUARANTEE ACCOUNT...................................... 31

CHARGES AND OTHER DEDUCTIONS............................... 32
   Transaction Expenses.................................... 32
       Surrender Charge.................................... 32
       Exceptions to the Surrender Charge.................. 33
   Deductions from the Separate Account.................... 34
   Reduction or Elimination of Charges and Deductions...... 34
   Charges for the Living Benefit Rider Options............ 34
   Charges for the Death Benefit Rider Options............. 35
   Other Charges........................................... 36

THE CONTRACT............................................... 36
   Purchase of the Contract................................ 36
   Ownership............................................... 37
   Assignment.............................................. 38
   Purchase Payments....................................... 38
   Valuation Day and Valuation Period...................... 39
   Allocation of Purchase Payments......................... 39
   Valuation of Accumulation Units......................... 39

TRANSFERS.................................................. 40
   Transfers Before the Annuity Commencement Date.......... 40
   Transfers from the Guarantee Account to the Subaccounts. 40
   Transfers from the Subaccounts to the Guarantee Account. 40
   Transfers Among the Subaccounts......................... 40
   Telephone/Internet Transactions......................... 41
   Confirmation of Transactions............................ 42
   Special Note on Reliability............................. 42
   Transfers by Third Parties.............................. 42
   Special Note on Frequent Transfers...................... 42
   Dollar Cost Averaging Program........................... 44
   Defined Dollar Cost Averaging Program................... 45
   Portfolio Rebalancing Program........................... 45
   Guarantee Account Interest Sweep Program................ 45

SURRENDERS AND PARTIAL WITHDRAWALS..........................................  46
   Surrenders and Partial Withdrawals.......................................  46
   Restrictions on Distributions from Certain Contracts.....................  47
   Systematic Withdrawal Program............................................  47
   Income Protector.........................................................  48

THE DEATH BENEFIT...........................................................  68
   Distribution Provisions Upon Death of Owner or Joint Owner...............  68
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date.  68
   Basic Death Benefit......................................................  68
   Annual Step-Up Death Benefit Rider.......................................  68
   Rollup Death Benefit Rider...............................................  70
   Earnings Protector Death Benefit Rider...................................  72
   Termination of Death Benefit Rider Options When Contract is Assigned.....  74
   How to Claim Proceeds and/or Death Benefit Payments......................  74
   Distribution Rules.......................................................  76

INCOME PAYMENTS.............................................................  77
   Income Payments and the Annuity Commencement Date........................  77
   Optional Payment Plans...................................................  78
   Variable Income Payments.................................................  79
   Transfers After the Annuity Commencement Date............................  80
   Guaranteed Income Advantage..............................................  80

TAX MATTERS.................................................................  88
   Introduction.............................................................  88
   Taxation of Non-Qualified Contracts......................................  88
   Section 1035 Exchanges...................................................  90
   Qualified Retirement Plans...............................................  91
   Federal Income Tax Withholding...........................................  94
   State Income Tax Withholding.............................................  95
   Tax Status of the Company................................................  95
   Federal Estate, Gift and Generation-Skipping Transfer Taxes..............  95
   Federal Defense of Marriage Act..........................................  95
   Annuity Purchases by Residents of Puerto Rico............................  95
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.........  95
   Foreign Tax Credits......................................................  95
   Changes in the Law.......................................................  95

REQUESTING PAYMENTS.........................................................  96

SALE OF THE CONTRACTS.......................................................  96

ADDITIONAL INFORMATION......................................................  98
   Owner Questions..........................................................  98
   Return Privilege.........................................................  98
   State Regulation.........................................................  98
   Evidence of Death, Age, Gender, Marital Status or Survival...............  98
   Records and Reports......................................................  98
   Other Information........................................................  98
   Exemption to File Periodic Reports.......................................  98
   Legal Proceedings........................................................  98

APPENDIX A --EXAMPLES OF THE AVAILABLE DEATH BENEFITS....................... A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION............................... B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in each Subaccount and the Separate Account before income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract whose age and, where appropriate, gender, are used to determine the amount of income payments. A death benefit is payable on the death of any Annuitant prior to the Annuity Commencement Date.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for Income Protector.

BENEFIT YEAR -- For Income Protector, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for Income Protector.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to Genworth Life & Annuity VA Separate Account 2 or any other segregated asset account of the Company.

GIS SUBACCOUNT -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from other Subaccounts in which you have allocated assets.

GROSS WITHDRAWAL -- For Income Protector, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

GUARANTEED INCOME ADVANTAGE -- The marketing name for the Guaranteed Income
Rider.

HOME OFFICE -- Our office at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME PROTECTOR -- The marketing name for the Guaranteed Minimum Withdrawal Benefit for Life Rider. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Income Protector include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

INCOME START DATE -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for Income Protector. The Investment Strategy is required in order to receive the full benefits available under this rider option.

MAXIMUM ANNIVERSARY VALUE -- For Income Protector, an amount used to calculate the benefit base for benefits provided under the rider.

OPTIONAL PAYMENT PLANS -- Optional forms of income payments available under your contract.

PORTFOLIO -- A series of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Income Protector, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Income Protector, an amount used to calculate the benefit base for benefits provided under the rider.

ROLL-UP VALUE -- For Income Protector, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 2, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account that invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax and any optional benefit charges.

VALUATION DAY -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under Income Protector.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under Income Protector.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing Contract Value or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer Contract Value among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------------------------
Surrender Charge/1/                                        Surrender Charge as a Percentage of the
                                                          Purchase Payment Withdrawn or Surrendered
                                                   -----------------------------------------------------------
 Number of Completed Years Since We Received the   Seven-Year Surrender  Four-Year Surrender   No Surrender
                Purchase Payment                   Charge Schedule/2/    Charge Schedule/2/   Charge Schedule
                                                   -----------------------------------------------------------
                        0                                  6%                    6%                 0%
                        1                                  6%                    5%                 0%
                        2                                  6%                    4%                 0%
                        3                                  6%                    2%                 0%
                        4                                  5%                    0%                 0%
                        5                                  4%                    0%                 0%
                        6                                  3%                    0%                 0%
                    7 or more                              0%                    0%                 0%
--------------------------------------------------------------------------------------------------------------
 Transfer Charge                                                              $10.00/3/
--------------------------------------------------------------------------------------------------------------

/1/There are three surrender charge schedule options available under this contract: a seven-year surrender charge schedule, a four-year surrender charge schedule and no surrender charge schedule. You must elect your surrender charge schedule option at the time of application. The mortality and expense risk charge for the contract is higher if the contract is issued with a shorter surrender charge schedule. The mortality and expense risk charges are disclosed in the next table.

/2/A surrender charge is not assessed on any amounts withdrawn representing gain. In addition, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the twelfth transfer in a calendar year.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                $40.00/1/
--------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE
 ACCOUNT)
--------------------------------------------------------------------------------------------------------
                                         Seven-Year Surrender  Four-Year Surrender  No Surrender Charge
                                           Charge Schedule      Charge Schedule          Schedule
                                         ---------------------------------------------------------------
 Mortality and Expense Risk Charge/2/           1.30%                1.55%                1.60%
--------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                  0.15%                0.15%                0.15%
--------------------------------------------------------------------------------------------------------
 Joint Annuitant Charge/3/                      0.20%                0.20%                0.20%
--------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                       1.65%                1.90%                1.95%
--------------------------------------------------------------------------------------------------------

LIVING BENEFIT RIDER OPTIONS/4/ (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE
 ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/5/
                                         ---------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/4,6/
--------------------------------------------------------------------------------------------------
                                              Current Charge/7/           Maximum Charge/5,7/
                                         ---------------------------------------------------------
Income Protector without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.50% of benefit base
--------------------------------------------------------------------------------------------------
Income Protector with the Principal
 Protection Death Benefit -- Annuitant
 Age 50-70
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.50% of benefit base PLUS
                                         0.20% of value of Principal  1.00% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Income Protector with the Principal
 Protection Death Benefit -- Annuitant
 Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.50% of benefit base PLUS
                                         0.50% of value of Principal  1.00% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS/8/
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/5/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider/9/
 Annuitant Age 70 or Under                          0.20%                        0.20%
                                         ---------------------------------------------------------
 Annuitant Age 71 to 75                             0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Rollup Death Benefit Rider/10/
 Annuitant Age 70 or Under                          0.60%                        0.60%
                                         ---------------------------------------------------------
 Annuitant Age 71 to 75                             0.90%                        0.90%
--------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit
 Rider/11/                                          0.30%                        0.30%
--------------------------------------------------------------------------------------------------


/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $50,000 or more at the time the charge is assessed.

/2/There are three surrender charge schedule options available under this contract: a seven-year surrender charge schedule, a four-year surrender charge schedule and no surrender charge schedule. You must elect your surrender charge schedule option at the time of application. The mortality and expense risk charge for the contract is higher if the contract is issued with a shorter surrender charge schedule. Please note that, irrespective of the surrender charge option that is chosen, the applicable mortality and expense risk charge will be assessed for the duration of the contract and not merely for the duration of the surrender charge period. The surrender charge schedule for each option is disclosed in the previous table.

/3/The Joint Annuitant charge is assessed only when a Joint Annuitant is added to the contract and the contract becomes a Joint Annuitant contract. The Joint Annuitant charge will terminate if the contract becomes a single Annuitant contract due to the death of an Annuitant. The Joint Annuitant charge will apply even if you elect Income Protector as a Joint Annuitant contract.

/4/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. The riders may not be available in all states or markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/5/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/6/You may purchase Income Protector with or without the Principal Protection
   Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Income Protector with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit.
 The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.


/7/The current and maximum charges reflected in the fee table for Income
   Protector are for contracts that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Income Protector for contracts that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:



                                               Current Charge              Maximum Charge/5/
                                         ---------------------------------------------------------
Income Protector without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract      1.10% of benefit base        2.50% of benefit base
--------------------------------------------------------------------------------------------------
Income Protector with the Principal
 Protection Death Benefit -- Annuitant
 Age 50-70
 Single or Joint Annuitant Contract      1.10% of benefit base PLUS   2.50% of benefit base PLUS
                                         0.20% of value of Principal  1.00% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Income Protector with the Principal
 Protection Death Benefit -- Annuitant
 Age 71-85
 Single or Joint Annuitant Contract      1.10% of benefit base PLUS   2.50% of benefit base PLUS
                                         0.50% of value of Principal  1.00% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------



/8/The Annual Step-Up Death Benefit Rider may be elected with Income Protector at the time of application. None of the other death benefit rider options are available with Income Protector.


 None of the death benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. The riders may not be available in all states or markets. We reserve the right to discontinue offering these riders at any time and for any reason.


/9/The charge for the Annual Step-Up Death Benefit Rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the value of the Annual Step-Up Death Benefit on the last reset of the Annual Step-Up Death Benefit, plus purchase payments made since the last reset date adjusted for any withdrawals made since the last reset date, and deducted quarterly from Contract Value. The charge is based on the age of the older Annuitant at issue. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider.

/10/The charge for the Rollup Death Benefit Rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the value of the Rollup Death Benefit on that date and deducted quarterly from Contract Value. The charge is based on the age of the older Annuitant at issue. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider.

/11/The charge for the Earnings Protector Death Benefit Rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the Contract Value on that date and deducted quarterly from Contract Value.


For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you indirectly pay during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.65%   2.37%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2012, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.48% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The first Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  purchased a contract with a surrender charge schedule;

  .  purchased the contract as a Joint Annuitant contract;

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Income Protector with the Principal Protection Death Benefit;

  . elected the Annual Step-Up Death Benefit Rider with an Annuitant who was age 71-75 at issue; and

  .  surrendered your contract at the end of the stated period.

The Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


NO SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $889          $2,659     $4,421      $8,798



FOUR-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
$1,401         $2,958     $4,401      $8,768



SEVEN-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
$1,378         $3,051     $4,650      $8,616


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


NO SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $745          $2,510     $4,266      $8,625



FOUR-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $740          $2,497     $4,246      $8,595



SEVEN-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $715          $2,429     $4,143      $8,442


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


NO SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $889          $2,659     $4,421      $8,798



FOUR-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $884          $2,646     $4,401      $8,768



SEVEN-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS    5 YEARS    10 YEARS
------         -------    -------    --------
 $859          $2,578     $4,229      $8,616


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.95% (for the no surrender charge schedule option), 1.90% (for the four-year surrender charge schedule option) and 1.65% (for the seven-year surrender charge schedule option) (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $40 (assumed to be equivalent to 0.40% of Contract Value);

  . for Income Protector with the Principal Protection Death Benefit, a charge of 2.50% of benefit base PLUS a charge of 1.00% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . for the Annual Step-Up Death Benefit, a charge of 0.50% of the value of the Annual Step-Up Death Benefit on the last reset of the Annual Step-Up Death Benefit, plus purchase payments made since the last reset date adjusted for any withdrawals made since the last reset date (deducted quarterly in arrears from Contract Value).

If an optional rider was not elected, or if the contract was a single Annuitant contract, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible purchase payment variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. When you apply for this contract, you have the option to purchase the contract with a surrender charge schedule or without a surrender charge schedule. If you purchase a contract without a surrender charge schedule, the mortality and expense risk charge will be higher than a contract with a surrender charge schedule. If you purchase a contract with a surrender charge schedule, your mortality and expense risk charge will be lower than a contract without a surrender charge schedule, but you will be assessed a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first seven years or four years of receipt, as applicable, unless you meet an available exception.

During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account and purchase interest in the Guarantee Account, if available. The Guarantee Account may not be available under the terms of your contract or in certain states or markets. The Guarantee Account is not available if you purchase your contract with a four-year surrender charge schedule or with no surrender charge schedule.

Should you decide to receive income payments (annuitize your contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage (all income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage). If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments" provisions of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available under the terms of your contract or in certain states or markets. The Guarantee Account is not available if you purchase your contract with a four-year surrender charge schedule or with no surrender charge schedule. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? When you apply for this contract, you have the option to purchase the contract with either a seven-year surrender charge schedule, a four-year surrender charge schedule, or no surrender charge schedule. The shorter the surrender charge schedule, the higher the mortality and expense risk charge for the contract. If you purchase a contract without a surrender charge schedule, the mortality and expense risk charge will be higher than a contract with a surrender charge schedule and it will be assessed for the life of the contract. If you purchase a contract with a surrender charge schedule, your mortality and expense risk charge will be lower than a contract without a surrender charge schedule, but you will be assessed a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first seven years or four years of receipt, as applicable, unless you meet an available exception. If you purchase a contract with a seven-year surrender charge schedule and you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven full years, we will assess a surrender charge ranging from 6% to 3%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for seven full years, the surrender charge for those purchase payments reduces to 0%. If you purchase a contract with a four-year surrender charge schedule and you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for four full years, we will assess a surrender charge ranging from 6% to 2%, depending on how many full years those payments have been in your contract. If your purchase payments have been in your contract for four full years, the surrender charge for those purchase payments reduces to 0%.

We do not assess a surrender charge on any amounts withdrawn that represent gain. In addition, you may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual contract charges in the aggregate at an effective annual rate of 1.75% (for contracts without a surrender charge schedule), 1.70% (for contracts with the four-year surrender charge schedule) and 1.45% (for contracts with the seven-year surrender charge schedule) against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.60% (for contracts without a surrender charge schedule), 1.55% (for contracts with the four-year surrender charge schedule) and 1.30% (for contracts with the seven-year surrender charge schedule) and an administrative expense charge of 0.15%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.20% against the daily net asset value of the Separate Account. We also charge for the optional riders and benefits. In addition, there is a $40 annual contract maintenance charge that we waive if the Contract Value is more than $50,000 at the time the charge is assessed.

We reserve the right to reduce or waive any contract or rider charge or deduction for sales of the contract made to certain employees or agents of the Company and its affiliates, or any of their immediate family members, or to employees, agents and registered representatives of the brokerage firms and financial institutions that sell the contract, or any of their immediate family members. In lieu of a reduction or waiver, we may apply a credit to Contract Value.

We may reduce or waive these items or apply a credit to Contract Value based on expected economies of scale and on differences in costs or services. We reserve the right to implement such reductions, waivers or credits on a temporary or permanent basis and to modify, suspend or terminate such reductions, waivers or credits at any time.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call
(800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage is elected at the time of application), provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? If the owner is a natural person, the owner must also be an Annuitant. A joint owner must also be a Joint Annuitant. The joint owner/Joint Annuitant must be the owner's spouse/civil union partner. Before the Annuity Commencement Date, if an Annuitant or Joint Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. The selected payment option will end and the Joint Annuitant charge will terminate. Please see "The Death Benefit" provision of this prospectus.

In addition, the terms of the living benefit rider options may modify the rules described in summary above. If you have elected one of these riders, please see the disclosure in this prospectus for the applicable rider for more information.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE ACCOUNT? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account (if available). However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date," "Income Payments --Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. Contract owners that have elected Income Protector must always allocate assets in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial Withdrawals --Income Protector" provision of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans. If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income
Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Income Protector, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals --Income Protector" provision of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. If required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE UNDER THIS CONTRACT? We offer certain optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer two "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Income Protector provides guaranteed withdrawals until the last death of an Annuitant, based on purchase payments made in the first contract year, with upside potential, provided you meet certain conditions. Under certain circumstances, the benefit provided under Income Protector may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Income Protector" provision of this prospectus for more information about the rider and its features. We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Each of these riders is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the following three optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the Rollup Death Benefit Rider; and (iii) the Earnings Protector Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information. Moreover, as noted, the amount and timing of withdrawals may be restricted, and there are certain other conditions you must satisfy on an ongoing basis to keep the riders in force. You should carefully consider your ability to continue to monitor and comply with these conditions before electing optional benefits.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and, if available, to the Guarantee Account if you so elect on your application. Contract owners that have elected Income Protector must always allocate purchase payments in accordance with the Investment Strategy outlined in the rider. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Income Protector," and the "Income Payments -- Guaranteed Income Advantage" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA). In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. Depending on the terms of your contract, you also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted

Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on June 5, 2002. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contracts as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a Separate Account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount that corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments and Contract Value. Contract owners that have elected Income Protector must always allocate purchase payments and Contract Value in accordance with the Investment Strategy outlined in the rider.

You currently may change your future purchase payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below, in addition to the Guarantee Account, if available, at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you have elected Income Protector, you must always allocate your purchase payments and Contract Value in accordance with the Investment Strategy outlined in the rider. See the "Surrenders and Partial Withdrawals -- Income Protector" provision of this prospectus.



                            SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                            ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE      INVESCO V.I. COMSTOCK FUND --       Seeks capital growth and income
FUNDS (INVESCO VARIABLE     CLASS II SHARES (FORMERLY, INVESCO  through investments in equity
INSURANCE FUNDS)            VAN KAMPEN V.I. COMSTOCK            securities, including common stocks,
                            FUND -- SERIES II SHARES)           preferred stocks and securities
                                                                convertible into common and preferred
                                                                stocks.
                            ---------------------------------------------------------------------------
                            INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
                            SERIES I SHARES
                            ---------------------------------------------------------------------------
                            INVESCO V.I. INTERNATIONAL          Long-term growth of capital.
                            GROWTH FUND -- SERIES II SHARES
                            ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN           ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.
VARIABLE PRODUCTS SERIES    VALUE PORTFOLIO -- CLASS B
FUND, INC.
                            ---------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                            GROWTH PORTFOLIO -- CLASS B
                            ---------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE   VP INFLATION PROTECTION FUND --     The fund pursues long-term total
PORTFOLIOS II, INC.         CLASS II                            return using a strategy that seeks to
                                                                protect against U.S. inflation.
                            ---------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES   BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation and,
FUNDS, INC.                 FUND -- CLASS III SHARES            secondarily, income.

                            ---------------------------------------------------------------------------
                            BLACKROCK GLOBAL ALLOCATION V.I.    Seeks high total investment return.
                            FUND -- CLASS III SHARES


                            ---------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE     COLUMBIA VARIABLE PORTFOLIO --      The fund seeks long-term growth of
INSURANCE TRUST I           MARSICO GROWTH FUND -- CLASS 1      capital.

                            ---------------------------------------------------------------------------
                            COLUMBIA VARIABLE PORTFOLIO --      The fund seeks long-term growth of
                            MARSICO INTERNATIONAL               capital.
                            OPPORTUNITIES FUND -- CLASS 2
                            ---------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST  VT FLOATING-RATE INCOME FUND        To provide a high level of current
                                                                income.
                            ---------------------------------------------------------------------------
FEDERATED INSURANCE SERIES  FEDERATED KAUFMANN FUND II --       Seeks capital appreciation.
                            SERVICE SHARES


                            ---------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
    (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock International Limited)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
                                       Marsico Capital Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
    Marsico Capital Management, LLC)
------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
------------------------------------------------------------------------
Seeks capital appreciation.            Federated Equity Management
    Company of Pennsylvania
                                       (subadvised by Federated Global
                                       Investment Management Corp.)
------------------------------------------------------------------------


                             SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                             ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE         VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS FUND      SERVICE CLASS 2










                             ------------------------------------------------------------------------------
                             VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                             SERVICE CLASS 2                    will also consider the potential for
                                                                capital appreciation. The fund's goal is
                                                                to achieve a yield which exceeds the
                                                                composite yield on the securities
                                                                comprising the S&P 500(R) Index.
                             ------------------------------------------------------------------------------
                             VIP FUNDSMANAGER(R) 50%            The fund seeks high total return.
                             PORTFOLIO -- SERVICE CLASS 2
                             ------------------------------------------------------------------------------
                             VIP FUNDSMANAGER(R) 60%            The fund seeks high total return.
                             PORTFOLIO -- SERVICE CLASS 2
                             ------------------------------------------------------------------------------
                             VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                             PORTFOLIO -- SERVICE CLASS 2       growth.




                             ------------------------------------------------------------------------------
                             VIP GROWTH STOCK PORTFOLIO --      The fund seeks capital appreciation.
                             SERVICE CLASS 2
                             ------------------------------------------------------------------------------
                             VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                             PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                                capital.

                             ------------------------------------------------------------------------------
                             VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                             CLASS 2

                             ------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE  MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
INSURANCE PRODUCTS TRUST     CLASS 2 SHARES                     income as a secondary goal. The fund
                                                                normally invests primarily in U.S. and
                                                                foreign equity securities that the
                                                                manager believes are undervalued.
                             ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.   REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                             CLASS 1 SHARES                     current income and capital
                                                                appreciation.
                             ------------------------------------------------------------------------------
                             TOTAL RETURN FUND --               Seeks the highest total return,
                             CLASS 3 SHARES                     composed of current income and
                                                                capital appreciation, as is consistent
                                                                with prudent investment risk.
                             ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE       GOLDMAN SACHS MONEY MARKET         Maximize current income consistent
INSURANCE TRUST              FUND -- SERVICE SHARES             with the preservation of capital.
                             ------------------------------------------------------------------------------
JANUS ASPEN SERIES           FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                             ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Fidelity Management & Research
 Company (FMR) (subadvised by
                                           FMR Co., Inc. (FMRC), Fidelity
                                           Research & Analysis Company
                                           (FRAC), Fidelity Management &
                                           Research (U.K.) Inc. (FMR U.K.),
                                           Fidelity International Investment
                                           Advisors (FIIA), Fidelity
                                           International Investment Advisors
                                           (U.K.) Limited (FIIA(U.K.)L), and
                                           Fidelity Investments Japan Limited
                                           (FIJ))
------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
The fund seeks high total return.          Strategic Advisers, Inc.

------------------------------------------------------------------------------
The fund seeks high total return.          Strategic Advisers, Inc.

------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
------------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., FMR H.K., and FMR Japan)
------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by Fidelity
as is consistent with the preservation of  Investments Money Management,
capital.                                   Inc. (FIMM), FRAC, FIIA and
                                           FIIA(U.K.)L)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
------------------------------------------------------------------------------
Maximize current income consistent         Goldman Sachs Asset Management,
with the preservation of capital.          L.P.
------------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
------------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER GLOBAL FUND/VA --      The Fund seeks capital appreciation.
ACCOUNT FUNDS          SERVICE SHARES (FORMERLY,
                       OPPENHEIMER GLOBAL SECURITIES
                       FUND/VA -- SERVICE SHARES)
                       ----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            The Fund seeks capital appreciation.
                       FUND/VA -- SERVICE SHARES
                       ----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      The Fund seeks capital appreciation.
                       CAP FUND(R)/VA -- SERVICE SHARES
                       (FORMERLY, OPPENHEIMER MAIN
                       STREET SMALL CAP FUND/VA --
                       SERVICE SHARES)
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         HIGH YIELD PORTFOLIO --            Seeks maximum total return,
INSURANCE TRUST        ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
FUND                   CLASS II SHARES

                       ----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.



----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.




----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------


Not all of these Portfolios may be available in all states or markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's board of directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:
(i) the Portfolio's investment objective; (ii) the Portfolio's performance history; (iii) the Portfolio's holdings and the strategies the Portfolio uses to try and meet its objectives; and (iv) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from our separate accounts during 2012 equaled up to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 3 Shares

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Natural Resources Portfolio -- Class II

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from our separate accounts during 2012 ranged from annual rates of 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature, and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from Portfolios of all of the Funds. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments may equal up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amounts of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. THE ASSET ALLOCATION PROGRAM IS NOT AVAILABLE FOR CONTRACTS PURCHASED ON OR AFTER DECEMBER 14, 2009. OWNERS OF CONTRACTS PURCHASED PRIOR TO DECEMBER 14, 2009, MAY PARTICIPATE IN THE ASSET ALLOCATION PROGRAM AND ALLOCATE PURCHASE PAYMENTS AND CONTRACT VALUE TO ONE OF THE AVAILABLE ASSET ALLOCATION MODELS.

A COMPLETE DESCRIPTION OF THE ASSET ALLOCATION PROGRAM IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. On March 27, 2013, Genworth Financial, Inc., announced that Aquiline Capital Partners and Genstar Capital have agreed to purchase GFWM and the sale is expected to close in the third quarter of 2013. After the close of the sale, GFWM will not be affiliated with us but we currently do not anticipate any change to the types of services it provides to the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Program. As part of the Asset

Allocation Program, GFWM has developed three asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Income Protector, one of the optional riders available for purchase under the contract, is designed to provide protection against market downturns. To ensure that contract owners' assets protected under Income Protector are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. Contract owners that purchased a contract with Income Protector prior to December 14, 2009, may elect one of the three Asset Allocation Models (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. The available Asset Allocation Models are the 40/60 Model, the 60/40 Model and the 70/30 Model.

  . Contract owners that purchased a contract prior to December 14, 2009, but did not purchase Income Protector, may also elect to participate in the Asset Allocation Program. These contract owners may choose one of the three Asset Allocation Models: the 40/60 Model, the 60/40 Model and the 70/30 Model.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models or, to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are three Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for the 40/60 Model, the 60/40 Model and the 70/30 Model.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of investor risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives:

  . If you elected Income Protector, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the rider), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN INCOME PROTECTOR MUST ALWAYS ALLOCATE PURCHASE PAYMENTS AND CONTRACT VALUE IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE PURCHASE PAYMENTS AND CONTRACT VALUE OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED. If your request is rejected, your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model.

  . If you did not elect Income Protector, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to the 40/60 Model, the 60/40 Model or the 70/30 Model. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased Income Protector, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives. Currently, all three Asset Allocation Models available under the contract are also available in the Investment Strategy for Income Protector.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes.

Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections is provided on the next page. You should review this information carefully before selecting or changing a Model.

    MODERATELY                                MODERATELY
   CONSERVATIVE           MODERATE            AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION
   "40/60 MODEL"        "60/40 MODEL"        "70/30 MODEL"
--------------------------------------------------------------
                      INVESTOR PROFILE
--------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing
to accept a low to   to accept a          to accept a
moderate level of    moderate level of    moderate to high
risk, has a          risk, has a          level of risk, has
moderately short     moderately long      a long term (15 to
term (less than 10   term (10 to 20       20 years)
years) investment    years) investment    investment time
time horizon and is  time horizon and is  horizon and is
looking for an       looking for an       looking for a
investment to keep   investment with the  growth oriented
pace with inflation. opportunity for      investment.
                     long term moderate
                     growth.
--------------------------------------------------------------
                     INVESTOR OBJECTIVE
--------------------------------------------------------------
Growth and current   Growth of capital    Growth of capital
income. Target       with a low to        but without the
allocation mix is    moderate level of    price swings of an
40% equities and     current income.      all equity
60% fixed income.    Target allocation    portfolio. Target
                     mix is 60% equities  allocation mix is
                     and 40% fixed        70% equities and
                     income.              30% fixed income.
--------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                       PORTFOLIOS            40/60 MODEL 60/40 MODEL 70/30 MODEL
------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                     1%          2%          2%
                              ------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                              Portfolio -- Service Class 2        2%          3%          3%
                              ------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                   2%          3%          3%
------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2        4%          6%          9%
------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2        8%         13%         15%
                              ------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares           4%          6%          8%
------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                              Portfolio -- Service Class 2        4%          6%          8%
------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA (formerly,
                              Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares)                  4%          6%          7%
------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA
                              (formerly, Oppenheimer Global
                              Securities Fund/VA -- Service
                              Shares)                             2%          3%          3%
------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2       1%          2%          2%
                              ------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                              2%          3%          3%
------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                          4%          5%          5%
------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                           1%          1%          1%
------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                      1%          1%          1%
------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                             40%         60%         70%
------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                            14%          9%          6%
                              ------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                       14%          9%          6%
------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                       17%         12%          9%
------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II         8%          5%          4%
------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                        3%          2%          2%
------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                         4%          3%          3%
------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                         60%         40%         30%
------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 19, 2013



                                       PORTFOLIOS            40/60 MODEL 60/40 MODEL 70/30 MODEL
------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                     1%          2%          2%
                              ------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                              Portfolio -- Service Class 2        2%          3%          3%
                              ------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                   2%          3%          3%
------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2        4%          6%          9%
------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2        8%         13%         15%
                              ------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares           4%          6%          8%
------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                              Portfolio -- Service Class 2        4%          6%          8%
------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA (formerly,
                              Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares)                  4%          6%          7%
------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA
                              (formerly, Oppenheimer Global
                              Securities Fund/VA -- Service
                              Shares)                             2%          3%          3%
------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2       1%          2%          2%
                              ------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                              2%          3%          3%
------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                          2%          3%          3%
------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                           1%          1%          1%
------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                      3%          3%          3%
------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                             40%         60%         70%
------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                            12%          8%          5%
                              ------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                       14%          9%          6%
------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                       17%         12%          9%
------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II         8%          5%          4%
------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                        3%          2%          2%
------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                         6%          4%          4%
------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                         60%         40%         30%
------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

The Guarantee Account may not be available in all states or markets. The Guarantee Account is not available to contract owners who have elected the four-year surrender charge schedule or no surrender charge schedule. The Guarantee Account, if available in the particular state or market, is only available if the seven-year surrender charge schedule is elected when the contract is purchased. The Guarantee Account is not available to contract owners who have elected Income Protector.

You may allocate some of your purchase payments and transfer some of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. We may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us; general economic trends; and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least five days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. All assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Joint Annuitant charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual lifespan of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more Annuitants than expected will qualify for waivers of the surrender charges (if applicable); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect (if applicable) may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

When you apply for this contract, you have the option to purchase the contract with a surrender charge schedule or without a surrender charge schedule. If you purchase a contract with a surrender charge schedule (either the seven-year surrender charge schedule or the four-year surrender charge schedule), we will assess a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first seven years or four years of receipt, as applicable, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

The shorter the surrender charge schedule, the higher the mortality and expense risk charge for the contract. A contract purchased without a surrender charge schedule has the highest mortality and expense risk charge of the three surrender charge schedule options. A contract purchased with a four-year surrender charge schedule has the next highest mortality and expense risk charge. A contract purchased with a seven-year surrender charge schedule has the lowest mortality and expense risk charge of the three surrender charge schedule options. PLEASE NOTE THAT, IRRESPECTIVE OF THE SURRENDER CHARGE OPTION THAT IS CHOSEN, THE APPLICABLE MORTALITY AND EXPENSE RISK

CHARGE WILL BE ASSESSED FOR THE DURATION OF THE CONTRACT AND NOT MERELY FOR THE DURATION OF THE SURRENDER CHARGE PERIOD.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time (and, if Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time).

SEVEN-YEAR SURRENDER CHARGE SCHEDULE. If you purchase a contract with the seven-year surrender charge schedule, the surrender charge will be assessed according to the following schedule:

                     SURRENDER CHARGE
                    AS A PERCENTAGE OF
NUMBER OF COMPLETED  THE SURRENDERED
  YEARS SINCE WE       OR WITHDRAWN
   RECEIVED THE          PURCHASE
 PURCHASE PAYMENT        PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
     7 or more              0%
--------------------------------------

FOUR-YEAR SURRENDER CHARGE SCHEDULE. If you purchase a contract with the four-year surrender charge schedule, the surrender charge will be assessed according to the following schedule:

                     SURRENDER CHARGE
                    AS A PERCENTAGE OF
NUMBER OF COMPLETED  THE SURRENDERED
  YEARS SINCE WE       OR WITHDRAWN
   RECEIVED THE          PURCHASE
 PURCHASE PAYMENT        PAYMENT
--------------------------------------
         0                  6%
         1                  5%
         2                  4%
         3                  2%
     4 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2, or Optional Payment Plan 3 (for a period of 5 or more years); or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) or Optional Payment Plan 3 (Income for a Fixed Period) provided that you select a fixed period of five years or more. In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage. We may also waive surrender charges for certain withdrawals made pursuant to Income Protector. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Income Protector" and "Income Payments -- Guaranteed Income Advantage" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness or has a qualifying confinement to a state-licensed facility providing medically necessary in-patient care. If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for these waivers. The terms and conditions of the waiver is set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.75% (for contracts with no surrender charge schedule), 1.70% (for contracts with the four-year surrender charge schedule) or 1.45% (for contracts with the seven-year surrender charge schedule) of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.60% (for contracts with no surrender charge schedule), 1.55% (for contracts with the four-year surrender charge schedule) or 1.30% (for contracts with the seven-year surrender charge schedule) and an administrative expense charge at an effective annual rate of 0.15%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.20% against the daily net asset value of the Separate Account. We will also assess the applicable charge for any optional benefit you may elect, as described below. The deductions from the Separate Account are reflected in your Contract Value.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We reserve the right to reduce or waive any contract or rider charge or deduction for sales of the contract made to certain employees or agents of the Company and its affiliates, or any of their immediate family members, or to employees, agents and registered representatives of the brokerage firms and financial institutions that sell the contract, or any of their immediate family members. In lieu of a reduction or waiver, we may apply a credit to Contract Value. We may reduce or waive these items or apply a credit to Contract Value based on expected economies of scale and on differences in costs or services. We reserve the right to implement such reductions, waivers or credits on a temporary or permanent basis and to modify, suspend or terminate such reductions, waivers or credits at any time. We will not permit a reduction or elimination of charges or deductions when that reduction or elimination would be unfairly discriminatory to any person.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted daily from the Separate Account currently at (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charge for Income Protector

You may purchase Income Protector with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Income Protector with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For those contracts that have reset their Maximum Anniversary Value on or after December 3, 2013, we currently assess the following charges for the rider, calculated and deducted as described above:



Income Protector without the Principal Protection Death Benefit
     Single or Joint Annuitant Contract  1.25% of benefit base
---------------------------------------------------------------------

Income Protector with the Principal Protection Death Benefit --
 Annuitant Age 50-70

     Single or Joint Annuitant Contract  1.25% of benefit base PLUS
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Income Protector with the Principal Protection Death Benefit --
 Annuitant Age 71-85

     Single or Joint Annuitant Contract  1.25% of benefit base PLUS
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------



For those contracts that have not reset their Maximum Anniversary Value on or after December 3, 2013, we currently assess the following charges for the rider, calculated and deducted as described above:



Income Protector without the Principal Protection Death Benefit
     Single or Joint Annuitant Contract  1.10% of benefit base
---------------------------------------------------------------------

Income Protector with the Principal Protection Death Benefit --
 Annuitant Age 50-70

     Single or Joint Annuitant Contract  1.10% of benefit base PLUS
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Income Protector with the Principal Protection Death Benefit --
 Annuitant Age 71-85

     Single or Joint Annuitant Contract  1.10% of benefit base PLUS
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------


The charges for Income Protector without the Principal Protection Death Benefit will never exceed 2.50% of benefit base. The charges for Income Protector with the Principal Protection Death Benefit will never exceed 2.50% of benefit base PLUS 1.00% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Income Protector and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Income Protector and/or the Principal Protection Death Benefit at any time and for any reason.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Annual Step-Up Death Benefit Rider

We charge an additional amount for the Annual Step-Up Death Benefit Rider if you elect the rider at application. The charge for the rider is calculated and deducted in arrears. We deduct this charge to compensate us for the increased risks and expenses associated with providing the rider. The charge is calculated quarterly as a percentage of the value of the Annual Step-Up Death Benefit on the last reset of the Annual Step-Up Death Benefit, plus purchase payments made since the last reset date adjusted for any withdrawals made since the last reset date, and deducted quarterly from Contract Value. If all Annuitants are age 70 or younger at issue, the charge for the rider is 0.20%. If any Annuitant is age 71 to 75 at issue, the charge for the rider is 0.50%. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

Charge for the Rollup Death Benefit Rider

We charge an additional amount for the Rollup Death Benefit Rider if you elect the rider at application. The charge for the rider is calculated and deducted in arrears. We deduct this charge to compensate us for the increased risks and expenses associated with providing the rider. The charge is calculated quarterly as a percentage of the value of the Rollup Death Benefit on that date and deducted quarterly from Contract Value. If all Annuitants are age 70 or younger at issue, the charge for the rider is 0.60%. If any Annuitant is age 71 to 75 at issue, the charge for the rider is 0.90%. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

Charge for Earnings Protector Death Benefit Rider

We charge an additional amount for the Earnings Protector Death Benefit Rider if you elect the rider at application. The charge for the rider is calculated and deducted in arrears. We deduct this charge to compensate us for the increased risks and expenses associated with providing the rider. The charge is calculated quarterly as a percentage of the Contract Value on that date and deducted quarterly from Contract Value. The charge for the rider is 0.30%. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

OTHER CHARGES

Annual Contract Maintenance Charge

We will deduct an annual contract maintenance charge of $40 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $50,000 or more.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Tax

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer after the twelfth transfer in a calendar year. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible purchase payment variable deferred annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. If the owner is an individual (natural person), a joint owner may be named at issue. Joint ownership may not be available in all states. The joint owner must be the owner's spouse/civil union partner. If the owner marries after issue, the owner may add his or her spouse/civil union partner as a joint owner after issue and before the Annuity Commencement Date, provided that we receive the request to add the spouse/civil union partner as a joint owner with satisfactory proof of marriage within one year of the date of marriage. Otherwise, a joint owner may not be added after the contract is issued.

The joint owner has an undivided interest in the contract with the same ownership rights as the owner. The joint owner and the owner share ownership equally with the right of survivorship. If either the owner or joint owner dies, the decedent's interest will pass to the survivor, subject to the death benefit provisions in the contract, including any applicable optional death benefit rider, and any death benefit provisions in any applicable living benefit rider option.

A joint owner may not be named if the owner is a non-natural entity or if the contract is a Qualified Contract.

If the owner is a natural person, the owner must also be an Annuitant and may name his or her spouse/civil union partner as Joint Annuitant at issue. A joint owner must also be a Joint Annuitant. If the owner marries after issue, the owner may add his or her spouse/civil union partner as a Joint Annuitant after issue and before the Annuity Commencement Date, provided that we receive the request to add the spouse/civil union partner as a Joint Annuitant with satisfactory proof of marriage within one year of the date of marriage and the Joint Annuitant meets the age requirements of the contract and any optional riders. A non-natural entity owner must name an Annuitant at issue and may name only the Annuitant's spouse/civil union partner as a Joint Annuitant.

Generally, the terms "spouse" and "civil union partner" have the meanings provided under applicable state law, include same-sex unions, and are not limited by the Federal Defense of Marriage Act. However, under federal tax law, only a "spouse," as defined under the Federal Defense of Marriage Act, is permitted to continue a contract without taking required distributions upon the death of an owner. See "Distribution Rules" provision of this prospectus.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to

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     certain restrictions listed in your contract and in the "Transfers"
     provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Home Office, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so. Any new owner approved by us is subject to the terms and conditions of the contract. Any new owner must be acceptable to us.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled Income Start Date or your Optional Payment Plan. In addition, withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. Contract owners that have elected Income Protector must always allocate purchase payments and Contract Value in accordance with the Investment Strategy outlined in the rider. You may not, however, change the Optional Payment Plan once elected at the time of application.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

IRAs and other Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect Income Protector, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.


Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.


We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the Annuitant (or Joint Annuitant, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

For contracts issued with a surrender charge schedule, the minimum initial purchase payment is $10,000 for Non-Qualified Contracts and $5,000 for Qualified Contracts. For contracts issued with no surrender charge schedule, the minimum initial purchase payment is $25,000 for Non-Qualified Contracts and $5,000 for Qualified Contracts. Each

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



additional purchase payment must be at least $100 for all contracts. We may accept a lower initial purchase payment in the case of certain group sales.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation Units and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account (if available), according to your instructions. You may allocate purchase payments to the Subaccounts and, if available, the Guarantee Account at any one time. The Guarantee Account may not be available in all states or markets. The Guarantee Account is not available to contract owners who have elected the four-year surrender charge schedule or no surrender charge schedule. The Guarantee Account, if available in the particular state or market, is only available if the seven-year surrender charge schedule is elected when the contract is purchased. The Guarantee Account is not available to contract owners who have elected Income Protector.

The percentage of any purchase payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100. In addition, currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. See the "Income Payments -- Guaranteed Income Advantage" provision of the prospectus. If you have elected Income Protector, you must always allocate your purchase payments and Contract Value in accordance with the Investment Strategy outlined in the rider. See the "Surrenders and Partial Withdrawals -- Income Protector" provision of the prospectus.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges and administrative expense charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of

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



Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you have elected Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you have elected Income Protector, you must always allocate your purchase payments and Contract Value in accordance with the Investment Strategy outlined in the rider.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account (if available) to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account (if available). We may also limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the twelfth transfer in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30-day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern

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



of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within 5 to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short- term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Income Protector.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account (if available) by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

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




   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS


We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or for a systematic transaction not reported on a trade confirmation, the quarterly statement.


SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent

Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30-day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/ or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

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




Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.


To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund or interest rate guarantee period with each transfer.


The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);


  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.


If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new interest rate guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected Income Protector or if you are participating in the Asset Allocation Program. You may, however, participate in the Defined Dollar Cost Averaging Program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM


The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to an Asset Allocation Model or, if you have elected Income Protector, from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);


   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund are depleted; or


   (3) at the end of the twelfth month following the Contract Date.


Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.


We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected Income Protector.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

If the Guarantee Account is available, you may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, the interest sweep transfer will be processed first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. This program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect Income Protector and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.

When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of Income Protector) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by canceling Accumulation Units on a pro rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect Income Protector, partial withdrawals and withdrawals under a Systematic Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Income Protector" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

INCOME PROTECTOR

Income Protector provides guaranteed withdrawals for the life of the Annuitant(s), based on purchase payments made in the first contract year, with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Income Protector with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Income Protector. It cannot be elected separately from Income Protector. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Income Protector with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Income Protector is designed for an investor seeking a minimum lifetime income benefit, with upside potential, and who is comfortable with certain investment restrictions and withdrawal limits. Investors that may need annual income greater than the calculated Withdrawal Limit or who cannot adhere to the stated investment restrictions should carefully consider whether Income Protector is an appropriate investment choice. In addition, investors that have significant assets, and who are unconcerned with depleting those assets in retirement, may also want to consider other options. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE SEVENTH CONTRACT ANNIVERSARY. IN ADDITION, IF, AFTER A WITHDRAWAL, (I) YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR IF YOUR CONTRACT VALUE IS LESS THAN OR EQUAL TO 13/12 MULTIPLIED BY THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

CERTAIN QUALIFIED CONTRACTS HAVE WITHDRAWAL RESTRICTIONS THAT MAY PREVENT YOU FROM TAKING WITHDRAWALS BEFORE AGE 591/2 WITH LIMITED EXCEPTIONS. CONSULT A TAX ADVISER BEFORE PURCHASING INCOME PROTECTOR IN CONNECTION WITH A QUALIFIED CONTRACT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE SEVENTH CONTRACT ANNIVERSARY.

Income Protector and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Income Protector and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Income Protector, with or without the Principal Protection Death Benefit, you must do so at the time of application. Income Protector, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Income Protector include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the seventh contract anniversary.

INVESTMENT STRATEGY FOR INCOME PROTECTOR. In order to receive the full benefit provided by Income Protector, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. If the Investment Strategy changes, and you do not, thereafter, reset your benefit, you may have assets allocated to the Investment Strategy prescribed at the time the contract was issued. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

FOR CONTRACT OWNERS THAT PURCHASED THE CONTRACT WITH INCOME PROTECTOR PRIOR TO DECEMBER 14, 2009, the current Investment Strategy for Income Protector includes six Designated Subaccounts and three Asset Allocation Models: the 40/60 Model, the 60/40 Model and the 70/30 Model. Under this Investment Strategy, contract owners may allocate purchase payments and Contract Value to either one of the three available Asset Allocation Models or to one or more of the Designated Subaccounts.

FOR CONTRACT OWNERS THAT PURCHASED THE CONTRACT WITH INCOME PROTECTOR ON OR AFTER DECEMBER 14, 2009, the current Investment Strategy for Income Protector includes six Designated Subaccounts. Under this Investment Strategy, contract owners may allocate purchase payments and Contract Value to one or more of the Designated Subaccounts.


When you apply for the contract, you may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as a Designated Subaccount if you purchased Income Protector and are participating in the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.).

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

FOR CONTRACT OWNERS THAT PURCHASED THE CONTRACT WITH INCOME PROTECTOR PRIOR TO DECEMBER 14, 2009, under the current Investment Strategy for Income Protector:

   (1) owners may allocate purchase payments and Contract Value to one or more of the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Fidelity VIP FundsManager(R) 50% Portfolio -- Service Class 2

       Fidelity VIP FundsManager(R) 60% Portfolio -- Service Class 2

       OR

   (2) owners may allocate purchase payments and Contract Value to one of three Asset Allocation Models: the 40/60 Model, the 60/40 Model or the 70/30 Model.

FOR CONTRACT OWNERS THAT PURCHASE THE CONTRACT WITH INCOME PROTECTOR ON OR AFTER DECEMBER 14, 2009, under the current Investment Strategy for Income
Protector:

   (1) owners may allocate purchase payments and Contract Value to one or more of the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Fidelity VIP FundsManager(R) 50% Portfolio -- Service Class 2

       Fidelity VIP FundsManager(R) 60% Portfolio -- Service Class 2


Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day the Contract Value is less than 13/12 multiplied by the most recently calculated Withdrawal Limit.

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS, the Withdrawal Factor Percentages for the Income Protector rider are as follows:

 AGE OF    SINGLE     JOINT
 YOUNGER  ANNUITANT ANNUITANT
ANNUITANT CONTRACT  CONTRACT
-----------------------------
  50-54     3.00%     2.75%
  55-59     4.00%     3.75%
  60-64     4.50%     4.25%
  65-69     5.25%     5.00%
  70-74     6.00%     5.75%
  75-79     6.25%     6.00%
   80+      7.00%     6.75%
-----------------------------

FOR CONTRACTS ISSUED BEFORE THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS, the Withdrawal Factor Percentages for the Income Protector rider are as follows:

 AGE OF    SINGLE     JOINT
 YOUNGER  ANNUITANT ANNUITANT
ANNUITANT CONTRACT  CONTRACT
-----------------------------
  50-54     3.00%     2.75%
  55-59     4.00%     3.75%
  60-64     4.50%     4.25%
  65-69     5.00%     4.75%
  70-74     5.50%     5.25%
  75-79     6.00%     5.75%
   80+      7.00%     6.75%
-----------------------------

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract before the first contract anniversary will adjust your Purchase Payment Benefit Amount as described in the "Purchase Payment Benefit Amount" provision below and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Additional purchase payments made on or after the first contract anniversary will be applied to your Contract Value but will not adjust the Purchase Payment Benefit Amount and/or Roll-Up Value.

ALL PURCHASE PAYMENTS APPLIED TO YOUR CONTRACT WILL ADJUST YOUR PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE). WE RESERVE THE RIGHT, HOWEVER, TO NOT ADJUST THE PRINCIPAL PROTECTION DEATH BENEFIT FOR PURCHASE PAYMENTS MADE ON OR AFTER THE FIRST CONTRACT ANNIVERSARY. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW, WHICH DISCUSSES THE IMPACT OF NOT ADJUSTING THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT AND/OR ROLL-UP VALUE FOR SUBSEQUENT PURCHASE PAYMENTS.

You must allocate all purchase payments and Contact Value to the Investment Strategy at all times.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments made before the first contract anniversary.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. On any day before and including the first contract anniversary, the Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor.

On any day after the after the first contract anniversary, the Roll-Up Value is equal to (a) multiplied by (b), where:

   (a) is the Roll-Up Value on the prior day; and

   (b) is the daily roll-up factor.

The daily roll-up factor is 1.000159654, which is the equivalent of an annual percentage rate of 6% with compound interest.

The Roll-Up Value will continue to increase until the date of the first withdrawal or the tenth anniversary of the Contract Date. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.


On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Income Protector increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.


For Income Protector without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.50% of the benefit base. For Income Protector with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.50% of the benefit base PLUS 1.00% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT INCOME PROTECTOR AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE DO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT OR ROLL-UP VALUE FOR ANY PURCHASE PAYMENTS RECEIVED ON OR AFTER THE FIRST CONTRACT ANNIVERSARY. IN ADDITION, WE RESERVE THE RIGHT TO NOT ADJUST THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) FOR PURCHASE PAYMENTS MADE ON OR AFTER THE FIRST CONTRACT ANNIVERSARY.

Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and
(ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS. If the required minimum distribution amount, attributable to the contract value, calculated for a calendar year ("RMD amount"), exceeds the Withdrawal Limit for the Benefit Year within which the calendar year begins ("current Benefit Year"), the excess, if distributed, will not be treated as an excess withdrawal for the current Benefit Year. If the RMD amount is not distributed in the current Benefit Year, the lesser of amount (a) or (b), if distributed, will not be treated as an excess withdrawal for the subsequent Benefit Year, where:

   (a) is the difference between the RMD amount and the sum of withdrawals made during the current Benefit Year; and

   (b) is the difference between the RMD amount and the Withdrawal Limit for the current Benefit Year.

As used in this provision, the RMD amount shall not exceed the RMD amount calculated under the Code and regulations issued thereunder, as in effect on the Contract Date. The RMD amount for a Joint Annuitant for years after the year of death of the Annuitant shall be determined under the life expectancy method as provided in the Code and regulations issued thereunder, as in effect on the Contract Date.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Income Protector, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Income Protector. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS LESS THAN OR EQUAL TO 13/12 MULTIPLIED BY THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

     FOR PURPOSES OF THIS PROVISION, THE FIRST ANNUITY YEAR IS THE PERIOD OF TIME BETWEEN THE DATE WE BEGIN INCOME PAYMENTS AND THE NEXT CONTRACT ANNIVERSARY. SUBSEQUENT ANNUITY YEARS ARE THE ONE-YEAR PERIODS BEGINNING ON EACH CONTRACT ANNIVERSARY. INCOME PAYMENTS IN THE FIRST ANNUITY YEAR ARE ADJUSTED FOR WITHDRAWALS TAKEN SINCE THE LAST CONTRACT ANNIVERSARY. THE TOTAL OF ALL INCOME PAYMENTS MADE IN THE FIRST ANNUITY YEAR WILL EQUAL THE GREATER OF ZERO AND (A) MINUS (B), WHERE:

         (A) IS THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT; AND

         (B) IS ANY WITHDRAWAL(S) MADE SINCE THE LAST CONTRACT ANNIVERSARY.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Income Protector with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Income Protector. It cannot be elected separately from Income Protector.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. We reserve the right to not adjust the Principal Protection Death Benefit for purchase payments made on or after the first contract anniversary. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross

Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. Please note, however, that under federal tax law, only a "spouse" as defined under the Federal Defense of Marriage Act is permitted to continue the rider without taking required distributions upon the death of the owner. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


If the designated beneficiary is not an Annuitant, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Income Protector with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.


For contracts that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Income Protector without the Principal Protection Death Benefit
     Single or Joint Annuitant Contract  1.25% of benefit base
---------------------------------------------------------------------

Income Protector with the Principal Protection Death Benefit --
 Annuitant Age 50-70

     Single or Joint Annuitant Contract  1.25% of benefit base PLUS
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Income Protector with the Principal Protection Death Benefit --
 Annuitant Age 71-85

     Single or Joint Annuitant Contract  1.25% of benefit base PLUS
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Income Protector without the Principal Protection Death Benefit
     Single or Joint Annuitant Contract  1.10% of benefit base
---------------------------------------------------------------------

Income Protector with the Principal Protection Death Benefit --
 Annuitant Age 50-70

     Single or Joint Annuitant Contract  1.10% of benefit base PLUS
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Income Protector with the Principal Protection Death Benefit --
 Annuitant Age 71-85

     Single or Joint Annuitant Contract  1.10% of benefit base PLUS
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------


The charges for Income Protector without the Principal Protection Death Benefit will never exceed 2.50% of benefit base. The charges for Income Protector with the Principal Protection Death Benefit will never exceed 2.50% of benefit base PLUS 1.00% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Income Protector and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the seventh contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Income Protector. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

ISSUE AGE

This rider is only available if all Annuitants are no younger than age 50 and no older than age 85 on the Contract Date.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse/civil union partner as a Joint Annuitant.

  . An individual (natural person) owner must also be an Annuitant and may name his/her spouse/civil union partner as Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse/civil union partner.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, provided that we receive the request to add the spouse/civil union partner as a joint owner/Joint Annuitant with satisfactory proof of marriage within one year of the date of marriage and the Joint Annuitant meets the age requirements of the contract and any optional riders at the time we receive the request in good order.

  . Under federal tax law, civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. Consult a tax adviser before purchasing the rider under these circumstances.

EXAMPLES

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS

The following examples show how Income Protector works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

   (4) the Roll-Up Value increases for ten years;

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    56          $100,000        $    0        $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    57            96,713             0         93,415        100,000     100,000     112,360       112,360      100,000
    58            93,415             0         90,101        100,000     100,000     119,102       119,102      100,000
    59            90,101             0         86,766        100,000     100,000     126,248       126,248      100,000
    60            86,766             0         83,406        100,000     100,000     133,823       133,823      100,000
    61            83,406             0         80,016        100,000     100,000     141,852       141,852      100,000
    62            80,016             0         76,590        100,000     100,000     150,363       150,363      100,000
    63            76,590             0         73,123        100,000     100,000     159,385       159,385      100,000
    64            73,123             0         69,609        100,000     100,000     168,948       168,948      100,000
    65            69,609         9,402         56,641        100,000     100,000     179,085       179,085       85,764
    66            56,641         9,402         43,885        100,000     100,000     179,085       179,085       70,632
    67            43,885         9,402         31,343        100,000     100,000     179,085       179,085       54,333
    68            31,343         9,402         19,053        100,000     100,000     179,085       179,085       36,381
    69            19,053         9,402          7,008        100,000     100,000     179,085       179,085       15,537
    70             7,008         9,402              0        100,000     100,000     179,085       179,085            0
    71                 0         9,402              0        100,000     100,000     179,085       179,085            0
    72                 0         9,402              0        100,000     100,000     179,085       179,085            0
    73                 0         9,402              0        100,000     100,000     179,085       179,085            0
    74                 0         9,402              0        100,000     100,000     179,085       179,085            0
    75                 0         9,402              0        100,000     100,000     179,085       179,085            0
    76                 0         9,402              0        100,000     100,000     179,085       179,085            0
    77                 0         9,402              0        100,000     100,000     179,085       179,085            0
    78                 0         9,402              0        100,000     100,000     179,085       179,085            0
    79                 0         9,402              0        100,000     100,000     179,085       179,085            0
    80                 0         9,402              0        100,000     100,000     179,085       179,085            0
    81                 0         9,402              0        100,000     100,000     179,085       179,085            0
    82                 0         9,402              0        100,000     100,000     179,085       179,085            0
    83                 0         9,402              0        100,000     100,000     179,085       179,085            0
    84                 0         9,402              0        100,000     100,000     179,085       179,085            0
    85                 0         9,402              0        100,000     100,000     179,085       179,085            0
    86                 0         9,402              0        100,000     100,000     179,085       179,085            0
    87                 0         9,402              0        100,000     100,000     179,085       179,085            0
    88                 0         9,402              0        100,000     100,000     179,085       179,085            0
    89                 0         9,402              0        100,000     100,000     179,085       179,085            0
    90                 0         9,402              0        100,000     100,000     179,085       179,085            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

   (4) the Roll-Up Value increases for ten years;

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    56          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    57           106,666              0        113,785       100,000     106,666     112,360       112,360      113,785
    58           113,785              0        121,388       100,000     113,785     119,102       119,102      121,388
    59           121,388              0        129,508       100,000     121,388     126,248       126,248      129,508
    60           129,508              0        138,179       100,000     129,508     133,823       133,823      138,179
    61           138,179              0        147,439       100,000     138,179     141,852       141,852      147,439
    62           147,439              0        157,325       100,000     147,439     150,363       150,363      157,325
    63           157,325              0        167,880       100,000     157,325     159,385       159,385      167,880
    64           167,880              0        179,147       100,000     167,880     168,948       168,948      179,147
    65           179,147          9,405        181,768       100,000     179,147     179,085       179,147      181,768
    66           181,768          9,543        184,427       100,000     181,768     179,085       181,768      184,427
    67           184,427          9,682        187,126       100,000     184,427     179,085       184,427      187,126
    68           187,126          9,824        189,863       100,000     187,126     179,085       187,126      189,863
    69           189,863          9,968        192,641       100,000     189,863     179,085       189,863      192,641
    70           192,641         10,114        195,460       100,000     192,641     179,085       192,641      195,460
    71           195,460         10,262        198,320       100,000     195,460     179,085       195,460      198,320
    72           198,320         10,412        201,221       100,000     198,320     179,085       198,320      201,221
    73           201,221         10,564        204,165       100,000     201,221     179,085       201,221      204,165
    74           204,165         10,719        207,153       100,000     204,165     179,085       204,165      207,153
    75           207,153         10,876        210,183       100,000     207,153     179,085       207,153      210,183
    76           210,183         11,035        215,963       100,000     210,183     179,085       210,183      215,963
    77           215,963         11,338        221,902       100,000     215,963     179,085       215,963      221,902
    78           221,902         11,650        228,005       100,000     221,902     179,085       221,902      228,005
    79           228,005         11,970        234,275       100,000     228,005     179,085       228,005      234,275
    80           234,275         12,299        240,717       100,000     234,275     179,085       234,275      240,717
    81           240,717         12,638        247,337       100,000     240,717     179,085       240,717      247,337
    82           247,337         12,985        254,139       100,000     247,337     179,085       247,337      254,139
    83           254,139         13,342        261,128       100,000     254,139     179,085       254,139      261,128
    84           261,128         13,709        268,309       100,000     261,128     179,085       261,128      268,309
    85           268,309         14,086        275,687       100,000     268,309     179,085       268,309      275,687
    86           275,687         14,474        283,269       100,000     275,687     179,085       275,687      283,269
    87           283,269         14,872        291,059       100,000     283,269     179,085       283,269      291,059
    88           291,059         15,281        299,063       100,000     291,059     179,085       291,059      299,063
    89           299,063         15,701        307,287       100,000     299,063     179,085       299,063      307,287
    90           307,287         16,133        315,737       100,000     307,287     179,085       307,287      315,737
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6.25%;

   (4) the Roll-Up Value increases for one year;

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    75          $100,000        $6,625        $89,592       $100,000    $100,000    $106,000      $106,000      $93,375
    76            89,592         6,625         79,389        100,000     100,000     106,000       106,000       86,750
    77            79,389         6,625         69,422        100,000     100,000     106,000       106,000       80,125
    78            69,422         6,625         59,688        100,000     100,000     106,000       106,000       73,500
    79            59,688         6,625         50,181        100,000     100,000     106,000       106,000       66,875
    80            50,181         6,625         40,858        100,000     100,000     106,000       106,000       60,250
    81            40,858         6,625         31,753        100,000     100,000     106,000       106,000       53,625
    82            31,753         6,625         22,864        100,000     100,000     106,000       106,000       47,000
    83            22,864         6,625         14,185        100,000     100,000     106,000       106,000       40,375
    84            14,185         6,625          5,713        100,000     100,000     106,000       106,000       33,750
    85             5,713         6,625              0        100,000     100,000     106,000       106,000       27,125
    86                 0         6,625              0        100,000     100,000     106,000       106,000       20,500
    87                 0         6,625              0        100,000     100,000     106,000       106,000       13,875
    88                 0         6,625              0        100,000     100,000     106,000       106,000        7,250
    89                 0         6,625              0        100,000     100,000     106,000       106,000          625
    90                 0         6,625              0        100,000     100,000     106,000       106,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6.25%;

   (4) the Roll-Up Value increases for one year;

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    75          $100,000        $6,625        $99,526       $100,000    $100,000    $106,000      $106,000      $99,526
    76            99,526         6,625         99,009        100,000     100,000     106,000       106,000       99,009
    77            99,009         6,625         98,486        100,000     100,000     106,000       106,000       98,486
    78            98,486         6,625         97,954        100,000     100,000     106,000       106,000       97,954
    79            97,954         6,625         97,414        100,000     100,000     106,000       106,000       97,414
    80            97,414         6,625         96,865        100,000     100,000     106,000       106,000       96,865
    81            96,865         6,625         96,307        100,000     100,000     106,000       106,000       96,307
    82            96,307         6,625         95,737        100,000     100,000     106,000       106,000       95,737
    83            95,737         6,625         95,156        100,000     100,000     106,000       106,000       95,156
    84            95,156         6,625         94,563        100,000     100,000     106,000       106,000       94,563
    85            94,563         6,625         93,957        100,000     100,000     106,000       106,000       93,957
    86            93,957         6,625         93,336        100,000     100,000     106,000       106,000       93,336
    87            93,336         6,625         92,699        100,000     100,000     106,000       106,000       92,699
    88            92,699         6,625         92,046        100,000     100,000     106,000       106,000       92,046
    89            92,046         6,625         91,374        100,000     100,000     106,000       106,000       91,374
    90            91,374         6,625         90,683        100,000     100,000     106,000       106,000       90,683
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

   (4) the Roll-Up Value increases for ten years;

   (5) at age 65, the owner takes an excess withdrawal of $5,000;

   (6) the contract earns a net return of -2% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    53            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    54            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    55            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    56            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    57            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    58            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    59            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    60            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    61            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    62            64,228              0        60,523        100,000     100,000     179,085       179,085      100,000
    63            60,523              0        56,892        100,000     100,000     179,085       179,085      100,000
    64            56,892              0        53,334        100,000     100,000     179,085       179,085      100,000
    65            53,334         14,402        35,405         87,625      87,625     156,924       156,924       79,387
    66            35,405          8,238        24,304         87,625      87,625     156,924       156,924       71,148
    67            24,304          8,238        13,448         87,625      87,625     156,924       156,924       62,910
    68            13,448          8,238         2,824         87,625      87,625     156,924       156,924       54,671
    69             2,824          8,238             0         87,625      87,625     156,924       156,924       46,433
    70                 0          8,238             0         87,625      87,625     156,924       156,924       38,194
    71                 0          8,238             0         87,625      87,625     156,924       156,924       29,956
    72                 0          8,238             0         87,625      87,625     156,924       156,924            0
    73                 0          8,238             0         87,625      87,625     156,924       156,924            0
    74                 0          8,238             0         87,625      87,625     156,924       156,924            0
    75                 0          8,238             0         87,625      87,625     156,924       156,924            0
    76                 0          8,238             0         87,625      87,625     156,924       156,924            0
    77                 0          8,238             0         87,625      87,625     156,924       156,924            0
    78                 0          8,238             0         87,625      87,625     156,924       156,924            0
    79                 0          8,238             0         87,625      87,625     156,924       156,924            0
    80                 0          8,238             0         87,625      87,625     156,924       156,924            0
    81                 0          8,238             0         87,625      87,625     156,924       156,924            0
    82                 0          8,238             0         87,625      87,625     156,924       156,924            0
    83                 0          8,238             0         87,625      87,625     156,924       156,924            0
    84                 0          8,238             0         87,625      87,625     156,924       156,924            0
    85                 0          8,238             0         87,625      87,625     156,924       156,924            0
    86                 0          8,238             0         87,625      87,625     156,924       156,924            0
    87                 0          8,238             0         87,625      87,625     156,924       156,924            0
    88                 0          8,238             0         87,625      87,625     156,924       156,924            0
    89                 0          8,238             0         87,625      87,625     156,924       156,924            0
    90                 0          8,238             0         87,625      87,625     156,924       156,924            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.25%;

   (4) the Roll-Up Value increases for ten years;

   (5) at age 65, the owner takes an excess withdrawal of $5,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,460      $100,000    $100,000    $106,000      $106,000     $106,460
    53           106,460              0        113,356       100,000     106,460     112,360       112,360      113,356
    54           113,356              0        120,720       100,000     113,356     119,102       119,102      120,720
    55           120,720              0        128,582       100,000     120,720     126,248       126,248      128,582
    56           128,582              0        136,977       100,000     128,582     133,823       133,823      136,977
    57           136,977              0        145,939       100,000     136,977     141,852       141,852      145,939
    58           145,939              0        155,509       100,000     145,939     150,363       150,363      155,509
    59           155,509              0        165,725       100,000     155,509     159,385       159,385      165,725
    60           165,725              0        176,632       100,000     165,725     168,948       168,948      176,632
    61           176,632              0        188,276       100,000     176,632     179,085       179,085      188,276
    62           188,276              0        200,709       100,000     188,276     179,085       188,276      200,709
    63           200,709              0        213,977       100,000     200,709     179,085       200,709      213,977
    64           213,977              0        228,136       100,000     213,977     179,085       213,977      228,136
    65           228,136         16,977        226,268        97,838     223,204     175,213       228,136      226,268
    66           226,268         11,718        229,594        97,838     226,268     175,213       223,204      229,594
    67           229,594         12,054        232,794        97,838     229,594     175,213       229,594      232,794
    68           232,794         12,222        236,065        97,838     232,794     175,213       232,794      236,065
    69           236,065         12,393        239,409        97,838     236,065     175,213       236,065      239,409
    70           239,409         12,569        242,828        97,838     239,409     175,213       239,409      242,828
    71           242,828         12,748        246,322        97,838     242,828     175,213       242,828      246,322
    72           246,322         12,932        253,096        97,838     246,322     175,213       246,322      253,096
    73           253,096         13,288        260,056        97,838     253,096     175,213       253,096      260,056
    74           260,056         13,653        267,208        97,838     260,056     175,213       260,056      267,208
    75           267,208         14,028        274,556        97,838     267,208     175,213       267,208      274,556
    76           274,556         14,414        282,106        97,838     274,556     175,213       274,556      282,106
    77           282,106         14,811        289,864        97,838     282,106     175,213       282,106      289,864
    78           289,864         15,218        297,835        97,838     289,864     175,213       289,864      297,835
    79           297,835         15,636        306,026        97,838     297,835     175,213       297,835      306,026
    80           306,026         16,066        314,442        97,838     306,026     175,213       306,026      314,442
    81           314,442         16,508        323,089        97,838     314,442     175,213       314,442      323,089
    82           323,089         16,962        331,974        97,838     323,089     175,213       323,089      331,974
    83           331,974         17,429        341,103        97,838     331,974     175,213       331,974      341,103
    84           341,103         17,908        350,483        97,838     341,103     175,213       341,103      350,483
    85           350,483         18,400        360,122        97,838     350,483     175,213       350,483      360,122
    86           360,122         18,906        370,025        97,838     360,122     175,213       360,122      370,025
    87           370,025         19,426        380,201        97,838     370,025     175,213       370,025      380,201
    88           380,201         19,961        390,656        97,838     380,201     175,213       380,201      390,656
    89           390,656         20,509        401,399        97,838     390,656     175,213       390,656      401,399
    90           401,399         21,073        412,438        97,838     401,399     175,213       401,399      412,438
-------------------------------------------------------------------------------------------------------------------------

EXAMPLES

FOR CONTRACTS ISSUED BEFORE THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS.

The following examples show how Income Protector works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5%;

   (4) the Roll-Up Value increases for ten years;

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    56          $100,000        $    0        $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    57            96,713             0         93,415        100,000     100,000     112,360       112,360      100,000
    58            93,415             0         90,101        100,000     100,000     119,102       119,102      100,000
    59            90,101             0         86,766        100,000     100,000     126,248       126,248      100,000
    60            86,766             0         83,406        100,000     100,000     133,823       133,823      100,000
    61            83,406             0         80,016        100,000     100,000     141,852       141,852      100,000
    62            80,016             0         76,590        100,000     100,000     150,363       150,363      100,000
    63            76,590             0         73,123        100,000     100,000     159,385       159,385      100,000
    64            73,123             0         69,609        100,000     100,000     168,948       168,948      100,000
    65            69,609         8,954         57,089        100,000     100,000     179,085       179,085       86,442
    66            57,089         8,954         44,771        100,000     100,000     179,085       179,085       72,035
    67            44,771         8,954         32,660        100,000     100,000     179,085       179,085       56,535
    68            32,660         8,954         20,791        100,000     100,000     179,085       179,085       39,516
    69            20,791         8,954          9,159        100,000     100,000     179,085       179,085       19,981
    70             9,159         8,954              0        100,000     100,000     179,085       179,085            0
    71                 0         8,954              0        100,000     100,000     179,085       179,085            0
    72                 0         8,954              0        100,000     100,000     179,085       179,085            0
    73                 0         8,954              0        100,000     100,000     179,085       179,085            0
    74                 0         8,954              0        100,000     100,000     179,085       179,085            0
    75                 0         8,954              0        100,000     100,000     179,085       179,085            0
    76                 0         8,954              0        100,000     100,000     179,085       179,085            0
    77                 0         8,954              0        100,000     100,000     179,085       179,085            0
    78                 0         8,954              0        100,000     100,000     179,085       179,085            0
    79                 0         8,954              0        100,000     100,000     179,085       179,085            0
    80                 0         8,954              0        100,000     100,000     179,085       179,085            0
    81                 0         8,954              0        100,000     100,000     179,085       179,085            0
    82                 0         8,954              0        100,000     100,000     179,085       179,085            0
    83                 0         8,954              0        100,000     100,000     179,085       179,085            0
    84                 0         8,954              0        100,000     100,000     179,085       179,085            0
    85                 0         8,954              0        100,000     100,000     179,085       179,085            0
    86                 0         8,954              0        100,000     100,000     179,085       179,085            0
    87                 0         8,954              0        100,000     100,000     179,085       179,085            0
    88                 0         8,954              0        100,000     100,000     179,085       179,085            0
    89                 0         8,954              0        100,000     100,000     179,085       179,085            0
    90                 0         8,954              0        100,000     100,000     179,085       179,085            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 56 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5%;

   (4) the Roll-Up Value increases for ten years;

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    56          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    57           106,666              0        113,785       100,000     106,666     112,360       112,360      113,785
    58           113,785              0        121,388       100,000     113,785     119,102       119,102      121,388
    59           121,388              0        129,508       100,000     121,388     126,248       126,248      129,508
    60           129,508              0        138,179       100,000     129,508     133,823       133,823      138,179
    61           138,179              0        147,439       100,000     138,179     141,852       141,852      147,439
    62           147,439              0        157,325       100,000     147,439     150,363       150,363      157,325
    63           157,325              0        167,880       100,000     157,325     159,385       159,385      167,880
    64           167,880              0        179,147       100,000     167,880     168,948       168,948      179,147
    65           179,147          8,957        182,216       100,000     179,147     179,085       179,147      182,216
    66           182,216          9,111        185,337       100,000     182,216     179,085       182,216      185,337
    67           185,337          9,267        188,512       100,000     185,337     179,085       185,337      188,512
    68           188,512          9,426        191,742       100,000     188,512     179,085       188,512      191,742
    69           191,742          9,587        195,026       100,000     191,742     179,085       191,742      195,026
    70           195,026          9,751        198,367       100,000     195,026     179,085       195,026      198,367
    71           198,367          9,918        201,766       100,000     198,367     179,085       198,367      201,766
    72           201,766         10,088        205,222       100,000     201,766     179,085       201,766      205,222
    73           205,222         10,261        208,738       100,000     205,222     179,085       205,222      208,738
    74           208,738         10,437        212,314       100,000     208,738     179,085       208,738      212,314
    75           212,314         10,616        215,951       100,000     212,314     179,085       212,314      215,951
    76           215,951         10,798        222,429       100,000     215,951     179,085       215,951      222,429
    77           222,429         11,121        229,102       100,000     222,429     179,085       222,429      229,102
    78           229,102         11,455        235,975       100,000     229,102     179,085       229,102      235,975
    79           235,975         11,799        243,054       100,000     235,975     179,085       235,975      243,054
    80           243,054         12,153        250,346       100,000     243,054     179,085       243,054      250,346
    81           250,346         12,517        257,857       100,000     250,346     179,085       250,346      257,857
    82           257,857         12,893        265,592       100,000     257,857     179,085       257,857      265,592
    83           265,592         13,280        273,560       100,000     265,592     179,085       265,592      273,560
    84           273,560         13,678        281,767       100,000     273,560     179,085       273,560      281,767
    85           281,767         14,088        290,220       100,000     281,767     179,085       281,767      290,220
    86           290,220         14,511        298,926       100,000     290,220     179,085       290,220      298,926
    87           298,926         14,946        307,894       100,000     298,926     179,085       298,926      307,894
    88           307,894         15,395        317,131       100,000     307,894     179,085       307,894      317,131
    89           317,131         15,857        326,645       100,000     317,131     179,085       317,131      326,645
    90           326,645         16,332        336,444       100,000     326,645     179,085       326,645      336,444
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6%;

   (4) the Roll-Up Value increases for one year;

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    75          $100,000        $6,360        $89,857       $100,000    $100,000    $106,000      $106,000      $93,640
    76            89,857         6,360         79,912        100,000     100,000     106,000       106,000       87,280
    77            79,912         6,360         70,198        100,000     100,000     106,000       106,000       80,920
    78            70,198         6,360         60,710        100,000     100,000     106,000       106,000       74,560
    79            60,710         6,360         51,443        100,000     100,000     106,000       106,000       68,200
    80            51,443         6,360         42,352        100,000     100,000     106,000       106,000       61,840
    81            42,352         6,360         33,476        100,000     100,000     106,000       106,000       55,480
    82            33,476         6,360         24,808        100,000     100,000     106,000       106,000       49,120
    83            24,808         6,360         16,345        100,000     100,000     106,000       106,000       42,760
    84            16,345         6,360          8,083        100,000     100,000     106,000       106,000       36,400
    85             8,083         6,360             18        100,000     100,000     106,000       106,000       30,040
    86                18         6,360              0        100,000     100,000     106,000       106,000       23,680
    87                 0         6,360              0        100,000     100,000     106,000       106,000       17,320
    88                 0         6,360              0        100,000     100,000     106,000       106,000       10,960
    89                 0         6,360              0        100,000     100,000     106,000       106,000        4,600
    90                 0         6,360              0        100,000     100,000     106,000       106,000            0

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 75 at issue, waits one year before taking a withdrawal, and has a Withdrawal Factor of 6%;

   (4) the Roll-Up Value increases for one year;

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    75          $100,000        $6,360        $99,791       $100,000    $100,000    $106,000      $106,000      $99,791
    76            99,791         6,360         99,560        100,000     100,000     106,000       106,000       99,560
    77            99,560         6,360         99,343        100,000     100,000     106,000       106,000       99,343
    78            99,343         6,360         99,141        100,000     100,000     106,000       106,000       99,141
    79            99,141         6,360         98,956        100,000     100,000     106,000       106,000       98,956
    80            98,956         6,360         98,789        100,000     100,000     106,000       106,000       98,789
    81            98,789         6,360         98,641        100,000     100,000     106,000       106,000       98,641
    82            98,641         6,360         98,514        100,000     100,000     106,000       106,000       98,514
    83            98,514         6,360         98,410        100,000     100,000     106,000       106,000       98,410
    84            98,410         6,360         98,330        100,000     100,000     106,000       106,000       98,330
    85            98,330         6,360         98,276        100,000     100,000     106,000       106,000       98,276
    86            98,276         6,360         98,251        100,000     100,000     106,000       106,000       98,251
    87            98,251         6,360         98,257        100,000     100,000     106,000       106,000       98,257
    88            98,257         6,360         98,296        100,000     100,000     106,000       106,000       98,296
    89            98,296         6,360         98,371        100,000     100,000     106,000       106,000       98,371
    90            98,371         6,360         98,484        100,000     100,000     106,000       106,000       98,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5%;

   (4) the Roll-Up Value increases for ten years;

   (5) at age 65, the owner takes an excess withdrawal of $5,000;

   (6) the contract earns a net return of -2% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    53            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    54            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    55            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    56            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    57            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    58            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    59            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    60            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    61            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    62            64,228              0        60,523        100,000     100,000     179,085       179,085      100,000
    63            60,523              0        56,892        100,000     100,000     179,085       179,085      100,000
    64            56,892              0        53,334        100,000     100,000     179,085       179,085      100,000
    65            53,334         13,954        35,853         87,761      87,761     157,167       157,167       79,903
    66            35,853          7,858        25,119         87,761      87,761     157,167       157,167       72,044
    67            25,119          7,858        14,622         87,761      87,761     157,167       157,167       64,186
    68            14,622          7,858         4,350         87,761      87,761     157,167       157,167       56,328
    69             4,350          7,858             0         87,761      87,761     157,167       157,167       48,469
    70                 0          7,858             0         87,761      87,761     157,167       157,167       40,611
    71                 0          7,858             0         87,761      87,761     157,167       157,167       32,753
    72                 0          7,858             0         87,761      87,761     157,167       157,167            0
    73                 0          7,858             0         87,761      87,761     157,167       157,167            0
    74                 0          7,858             0         87,761      87,761     157,167       157,167            0
    75                 0          7,858             0         87,761      87,761     157,167       157,167            0
    76                 0          7,858             0         87,761      87,761     157,167       157,167            0
    77                 0          7,858             0         87,761      87,761     157,167       157,167            0
    78                 0          7,858             0         87,761      87,761     157,167       157,167            0
    79                 0          7,858             0         87,761      87,761     157,167       157,167            0
    80                 0          7,858             0         87,761      87,761     157,167       157,167            0
    81                 0          7,858             0         87,761      87,761     157,167       157,167            0
    82                 0          7,858             0         87,761      87,761     157,167       157,167            0
    83                 0          7,858             0         87,761      87,761     157,167       157,167            0
    84                 0          7,858             0         87,761      87,761     157,167       157,167            0
    85                 0          7,858             0         87,761      87,761     157,167       157,167            0
    86                 0          7,858             0         87,761      87,761     157,167       157,167            0
    87                 0          7,858             0         87,761      87,761     157,167       157,167            0
    88                 0          7,858             0         87,761      87,761     157,167       157,167            0
    89                 0          7,858             0         87,761      87,761     157,167       157,167            0
    90                 0          7,858             0         87,761      87,761     157,167       157,167            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Income Protector with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5%;

   (4) the Roll-Up Value increases for ten years;

   (5) at age 65, the owner takes an excess withdrawal of $5,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,460      $100,000    $100,000    $106,000      $106,000     $106,460
    53           106,460              0        113,356       100,000     106,460     112,360       112,360      113,356
    54           113,356              0        120,720       100,000     113,356     119,102       119,102      120,720
    55           120,720              0        128,582       100,000     120,720     126,248       126,248      128,582
    56           128,582              0        136,977       100,000     128,582     133,823       133,823      136,977
    57           136,977              0        145,939       100,000     136,977     141,852       141,852      145,939
    58           145,939              0        155,509       100,000     145,939     150,363       150,363      155,509
    59           155,509              0        165,725       100,000     155,509     159,385       159,385      165,725
    60           165,725              0        176,632       100,000     165,725     168,948       168,948      176,632
    61           176,632              0        188,276       100,000     176,632     179,085       179,085      188,276
    62           188,276              0        200,709       100,000     188,276     179,085       188,276      200,709
    63           200,709              0        213,977       100,000     200,709     179,085       200,709      213,977
    64           213,977              0        228,136       100,000     213,977     179,085       213,977      228,136
    65           228,136         16,407        226,838        97,843     223,216     175,222       228,136      226,838
    66           226,838         11,161        230,766        97,843     226,838     175,222       223,216      230,766
    67           230,766         11,538        234,558        97,843     230,766     175,222       230,766      234,558
    68           234,558         11,728        238,439        97,843     234,558     175,222       234,558      238,439
    69           238,439         11,922        242,410        97,843     238,439     175,222       238,439      242,410
    70           242,410         12,120        246,473        97,843     242,410     175,222       242,410      246,473
    71           246,473         12,324        250,631        97,843     246,473     175,222       246,473      250,631
    72           250,631         12,532        258,150        97,843     250,631     175,222       250,631      258,150
    73           258,150         12,907        265,894        97,843     258,150     175,222       258,150      265,894
    74           265,894         13,295        273,871        97,843     265,894     175,222       265,894      273,871
    75           273,871         13,694        282,087        97,843     273,871     175,222       273,871      282,087
    76           282,087         14,104        290,550        97,843     282,087     175,222       282,087      290,550
    77           290,550         14,527        299,266        97,843     290,550     175,222       290,550      299,266
    78           299,266         14,963        308,244        97,843     299,266     175,222       299,266      308,244
    79           308,244         15,412        317,492        97,843     308,244     175,222       308,244      317,492
    80           317,492         15,875        327,016        97,843     317,492     175,222       317,492      327,016
    81           327,016         16,351        336,827        97,843     327,016     175,222       327,016      336,827
    82           336,827         16,841        346,932        97,843     336,827     175,222       336,827      346,932
    83           346,932         17,347        357,339        97,843     346,932     175,222       346,932      357,339
    84           357,339         17,867        368,060        97,843     357,339     175,222       357,339      368,060
    85           368,060         18,403        379,101        97,843     368,060     175,222       368,060      379,101
    86           379,101         18,955        390,474        97,843     379,101     175,222       379,101      390,474
    87           390,474         19,524        402,189        97,843     390,474     175,222       390,474      402,189
    88           402,189         20,109        414,254        97,843     402,189     175,222       402,189      414,254
    89           414,254         20,713        426,682        97,843     414,254     175,222       414,254      426,682
    90           426,682         21,334        439,482        97,843     426,682     175,222       426,682      439,482
-------------------------------------------------------------------------------------------------------------------------

THE DEATH BENEFIT

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

The distribution rules discussed in the "Distribution Rules" provision below are intended to maintain the status of the contract as an annuity contract under federal tax law. In certain circumstances, federal tax law provides distribution rules for the designated beneficiary to follow instead of the distribution rules provided in the contract and in the "Distribution Rules" provision. For example, a charitable remainder trust that is required to make scheduled distributions to the Annuitant as a trust beneficiary may follow the distribution rules for the charitable remainder trust instead of the distribution rules provided in the contract. If the designated beneficiary is not following alternate distribution rules, the distribution rules provided in the contract and in the "Distribution Rules" provision will apply. Except as described below and in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) any owner; or

   (2) any Annuitant if the owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or Annuitant and the methods available for distributing such proceeds are also described in the provision below.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider;

   (3) the Rollup Death Benefit Rider; and

   (4) the Earnings Protector Death Benefit Rider.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The Annual Step-Up Death Benefit Rider may be elected with Income Protector at the time of application. None of the other death benefit rider options are available with Income Protector. You may not elect the optional death benefit riders together or in any combination.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to Income Protector) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER

The Annual Step-Up Death Benefit Rider provides for an optional death benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider described below; and

  .  the death benefit provided by an optional rider.

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The Annual Step-Up Death Benefit Rider is available only to contracts where all
Annuitants are age 75 or younger on the date the contract is issued.

The Annual Step-Up Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that has an opportunity for upside potential. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Annual Step-Up Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Annual Step-Up Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. We will reset the Annual Step-Up Death Benefit on each contract anniversary up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant. We will also reset the Annual Step-Up Death Benefit on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of Income Protector) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

Resets of the Annual Step-Up Death Benefit will end on the first Valuation Day the Contract Value equals zero. On this day, if your contract has not terminated, your Annual Step-Up Death Benefit will be the Annual Step-Up Death Benefit on the last reset date plus purchase payments made since the last reset date, adjusted for any withdrawals since the last reset date. The Annual Step-Up Death Benefit will not reset after this day.

If a Joint Annuitant is added to the contract after the date this rider is issued, the calculation of benefits provided pursuant to this rider will be determined based on the age of the Annuitant(s) on the date the Joint Annuitant is added to the contract.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is an Annuitant and elects to continue the contract, this rider will continue.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is not an Annuitant, elects to continue the contract and is age 75 or younger on the date of the Annuitant's death, this rider will continue. The charge for this rider may change. The charge for this rider and the calculation of benefits provided pursuant to this rider when continued will be determined based on the age of the surviving spouse on the date of the Annuitant's death.

You may only elect the Annual Step-Up Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate. If the contract is terminated and later reinstated, this rider cannot be reinstated without our approval. In the event that the underlying contract is assigned or sold, unless under a court ordered assignment, this rider will terminate on such date of sale or assignment. The Annual Step-Up Death Benefit Rider may not be available in all states or markets.

We charge an additional amount for the Annual Step-Up Death Benefit Rider. The charge for the rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the value of the Annual Step-Up Death Benefit on the last reset of the Annual Step-Up Death Benefit, plus purchase payments made since the last reset date adjusted for any withdrawals made since the last reset date, and deducted quarterly from Contract Value. If all Annuitants are age 70 or younger at issue, the charge for the rider is 0.20%. If any Annuitant is age 71 to 75 at issue, the charge for the rider is 0.50%. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. See the "Fee Tables" provision of this prospectus for additional information.

The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

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Please refer to Appendix A for an example of the calculation of the Annual
Step-Up Death Benefit Rider.

ROLLUP DEATH BENEFIT RIDER

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS.

The Rollup Death Benefit Rider provides for an optional death benefit. Under the Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Rollup Death Benefit Rider described below; and

  .  the death benefit provided by an optional rider.

The Rollup Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The Rollup Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that increases according to a specified annual rate. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Rollup Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Rollup Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

The Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments made; and

   (b) is the sum of (i) and (ii), multiplied by (iii), where:

      (i) is the Rollup Death Benefit at the end of the prior Valuation Period;

     (ii) is any purchase payment(s) made since the last Valuation Period; and

    (iii) is a daily interest factor, equivalent to the applicable annual rollup and withdrawal factor.

The Rollup Death Benefit will not reset after the first contract anniversary after the 90th birthday of the oldest Annuitant.

The applicable annual rollup and withdrawal factor is 5% (which is equivalent to a daily interest factor of 1.000133681).

Withdrawals each Contract year, up to 5% of purchase payments, calculated at the time of the withdrawals, reduce the Rollup Death Benefit by the same amount that the withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value. In addition, if a withdrawal plus all prior withdrawals made in any Contract year is greater than 5% of purchase payments, we also will reduce the Rollup Death Benefit pro-rata for each dollar that the withdrawal is in excess of 5% of purchase payments. We will reduce the Rollup Death Benefit proportionally, for that excess withdrawal and all future withdrawals until the next contract anniversary, by the same percentage that the withdrawal, including all surrender charges and premium taxes paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your Rollup Death Benefit. This benefit increases daily at a compounded rate. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

Resets of the Rollup Death Benefit will end on the first Valuation Day the Contract Value equals zero. On this day, if your contract has not terminated, your Rollup Death Benefit will be the Rollup Death Benefit on the last reset date, adjusted for any withdrawals since the last reset date. The Rollup Death Benefit will not reset after this day.

If a Joint Annuitant is added to the contract after the date this rider is issued, the calculation of benefits provided pursuant to this rider will be determined based on the age of the Annuitant(s) on the date the Joint Annuitant is added to the contract.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is an Annuitant and elects to continue the contract, this rider will continue.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is not an Annuitant, this rider will not continue. The rider and the rider charge will terminate.

You may only elect the Rollup Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this

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rider and its corresponding charge will terminate. If the contract is terminated and later reinstated, this rider cannot be reinstated without our approval. In the event that the underlying contract is assigned or sold, unless under a court ordered assignment, this rider will terminate on such date of sale or assignment. The Rollup Death Benefit Rider may not be available in all states or markets.

We charge an additional amount for the Rollup Death Benefit Rider. The charge for the rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the value of the Rollup Death Benefit on that date and deducted quarterly from Contract Value. If all Annuitants are age 70 or younger at issue, the charge for the rider is 0.60%. If any Annuitant is age 71 to 75 at issue, the charge for the rider is 0.90%. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. See the "Fee Tables" provision of this prospectus for additional information.

The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider.

FOR CONTRACTS ISSUED BEFORE THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS.

The Rollup Death Benefit Rider provides for an optional death benefit. Under the Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Rollup Death Benefit Rider described below; and

  .  the death benefit provided by an optional rider.

The Rollup Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The Rollup Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that increases according to a specified annual rate. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Rollup Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Rollup Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

The Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments made; and

   (b) is the sum of (i) and (ii), multiplied by (iii), where:

      (i) is the Rollup Death Benefit at the end of the prior Valuation Period;

     (ii) is any purchase payment(s) made since the last Valuation Period; and

    (iii) is a daily interest factor, equivalent to the applicable annual rollup and withdrawal factor.

The Rollup Death Benefit will not reset after the first contract anniversary after the 85th birthday of the oldest Annuitant.

The applicable annual rollup and withdrawal factor is based on the age of the oldest Annuitant at issue. If all Annuitants are age 70 or younger at issue, the annual rollup and withdrawal factor for the rider is 5% (which is equivalent to a daily interest factor of 1.000133681). If any Annuitant is age 71 to 75 at issue, the annual rollup and withdrawal factor for the rider is 4% (which is equivalent to a daily interest factor of 1.00010746).

If all Annuitants are age 70 or younger at issue: Withdrawals each Contract year, up to 5% of purchase payments, calculated at the time of the withdrawals, reduce the Rollup Death Benefit by the same amount that the withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value. In addition, if a withdrawal plus all prior withdrawals made in any Contract year is greater than 5% of purchase payments, we also will reduce the Rollup Death Benefit pro-rata for each dollar that the withdrawal is in excess of 5% of purchase payments. We will reduce the Rollup Death Benefit proportionally, for that excess withdrawal and all future withdrawals until the next contract anniversary, by the same percentage that the withdrawal, including all surrender charges and premium taxes paid, reduces the Contract Value.

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If any Annuitant is age 71 to 75 at issue:  Withdrawals each Contract year, up to 4% of purchase payments, calculated at the time of the withdrawals, reduce the Rollup Death Benefit by the same amount that the withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value. In addition, if a withdrawal plus all prior withdrawals made in any Contract year is greater than 4% of purchase payments, we also will reduce the Rollup Death Benefit pro-rata for each dollar that the withdrawal is in excess of 4% of purchase payments. We will reduce the Rollup Death Benefit proportionally, for that excess withdrawal and all future withdrawals until the next contract anniversary, by the same percentage that the withdrawal, including all surrender charges and premium taxes paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your Rollup Death Benefit. This benefit increases daily at a compounded rate. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% or 4% (as applicable) of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

Resets of the Rollup Death Benefit will end on the first Valuation Day the Contract Value equals zero. On this day, if your contract has not terminated, your Rollup Death Benefit will be the Rollup Death Benefit on the last reset date, adjusted for any withdrawals since the last reset date. The Rollup Death Benefit will not reset after this day.

If a Joint Annuitant is added to the contract after the date this rider is issued, the calculation of benefits provided pursuant to this rider will be determined based on the age of the Annuitant(s) on the date the Joint Annuitant is added to the contract.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is an Annuitant and elects to continue the contract, this rider will continue.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is not an Annuitant, this rider will not continue. The rider and the rider charge will terminate.

You may only elect the Rollup Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate. If the contract is terminated and later reinstated, this rider cannot be reinstated without our approval. In the event that the underlying contract is assigned or sold, unless under a court ordered assignment, this rider will terminate on such date of sale or assignment. The Rollup Death Benefit Rider may not be available in all states or markets.

We charge an additional amount for the Rollup Death Benefit Rider. The charge for the rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the value of the Rollup Death Benefit on that date and deducted quarterly from Contract Value. If all Annuitants are age 70 or younger at issue, the charge for the rider is 0.60%. If any Annuitant is age 71 to 75 at issue, the charge for the rider is 0.90%. If a spouse is added as a Joint Annuitant to the contract after the contract is issued, a new charge for the rider may apply. This new charge may be higher than the charge previously applied for the rider. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. See the "Fee Tables" provision of this prospectus for additional information.

The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider.

EARNINGS PROTECTOR DEATH BENEFIT RIDER

The Earnings Protector Death Benefit Rider provides for an optional death benefit that is added to the death benefit payable under your contract. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The Earnings Protector Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that has an opportunity for upside potential. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Earnings Protector Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Earnings Protector Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

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The following is the Earnings Protector Death Benefit if all Annuitant(s) are
age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings, which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid adjusted for withdrawals, including surrender charges and premium taxes.

The Earnings Protector Death Benefit, as calculated above, cannot exceed 70% of purchase payments adjusted for withdrawals, including surrender charges and premium taxes. Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 71 or older on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings, which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid adjusted for withdrawals, including surrender charges and premium taxes.

The Earnings Protector Death Benefit, as calculated above, cannot exceed 40% of purchase payments paid, adjusted for withdrawals, including surrender charges and premium taxes. Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable) are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals are taken first from gain and then from purchase payments made. The Earnings Protector Death Benefit will be calculated as of the first Valuation Day as of which we have receipt of due proof of death and all required forms at our Home Office.

You may only elect the Earnings Protector Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate. If the contract is terminated and later reinstated, this rider cannot be reinstated without our approval. In the event that the underlying contract is assigned or sold, unless under a court ordered assignment, this rider will terminate on such date of sale or assignment. The Earnings Protector Death Benefit Rider may not be available in all states or markets.

If a Joint Annuitant is added to the contract after the date this rider is issued, the calculation of benefits provided pursuant to this rider will be determined based on the age of the Annuitant(s) on the date the Joint Annuitant is added to the contract.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is an Annuitant and elects to continue the contract, this rider will continue. For purposes of this provision, all references to age at issue will mean the age of all Annuitant(s) on the date the rider was issued. All references to "sum of purchase payments paid" and "purchase payments paid" will mean the Contract Value determined for the continued contract on the same Valuation Day after all benefits are paid under the contract and any riders as a result of the first death of an Annuitant.

Upon the death of any Annuitant, if the designated beneficiary is a surviving spouse who is not an Annuitant, elects to continue the contract and is age 75 or younger on the date of the Annuitant's death, this rider will continue. The charge for this rider may change. The charge for this rider and the calculation of benefits provided pursuant to this rider when continued will be determined based on the age of the surviving spouse on the date of the Annuitant's death. For purposes of this provision, all references to age at issue will mean the age of the surviving spouse on the date of death of the Annuitant. All references to "sum of purchase payments paid" and "purchase payments paid" will mean the Contract Value determined for the continued Contract on the same Valuation Day after all benefits are paid under the contract and any riders as a result of the first death of an Annuitant.

We charge an additional amount for the Earnings Protector Death Benefit Rider. The charge for the rider is calculated and deducted in arrears. The charge is calculated quarterly as a percentage of the Contract Value on that date and deducted quarterly from Contract Value. The charge for the rider is 0.30%. On the day the rider and/or the contract terminates, the charge for this rider will be calculated, pro-rata, and deducted. See the "Fee Tables" provision of this prospectus for additional information.

The charge for this rider will be deducted from the Contract Value proportionately across the Subaccounts and Guarantee Account in which you are invested.

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Please refer to Appendix A for an example of the calculation of the Earnings
Protector Death Benefit Rider.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider. These include:

  . The Earnings Protector Death Benefit Rider does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider, as well as the other aspects of the contract.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT IS ASSIGNED

Your death benefit rider options will terminate in the event that you assign this contract, unless your contract is assigned pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) any owner; or

   (2) any Annuitant if the owner is a non-natural entity;

all members of the class first listed below having a member alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owner;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. The distribution rules will be applied as if each designated beneficiary's portion were a separate contract. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies). If a designated beneficiary dies prior to filing a death claim, death proceeds will be paid to that designated beneficiary's estate.


We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.


PAYMENT CHOICES: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) apply the proceeds to provide income under Optional Payment Plan 1, Life Income with Period Certain, as described in the "Optional Payment Plans" provision of this prospectus. The first income payment must be made no later than one year after the date of death. The period certain must not exceed the designated beneficiary's life expectancy, as determined by the Internal Revenue Service. The designated beneficiary becomes the Owner and Annuitant under the "Optional Payment Plans" provision of this prospectus;

   (2) receive the proceeds in one lump sum payment;

   (3) receive the proceeds over a period of five years following the date of death. We will set the Contract Value to be equal to the death proceeds as of the first Valuation Day that we have received due proof of

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       death. At any time during the five-year period following the date of death, a partial or full distribution may be taken from the contract. The Contract Value as of the date of the distribution request will be the amount payable. We will pay, in one payment, any Contract Value remaining at the earlier of the end of the five-year period or at the death of the designated beneficiary;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to payment choice 3.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum

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Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. The distribution rules discussed in this section are intended to maintain the status of the contract as an annuity contract under federal tax law. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. A same-sex spouse/civil union partner who continues the contract must still take distribution of the proceeds from the contract in the same manner as a designated beneficiary who is not the spouse of the deceased. See the "If the designated beneficiary(ies) is not the spouse of the deceased" provision below. The spouse will automatically become the new sole Annuitant replacing any other Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. At the death of the surviving spouse, this spousal continuation provision may not be used again (for example, in the case where the surviving spouse remarries). If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed in accordance with payment choice 1, 2, or 3. If payment choice 1 is elected (within 60 days following

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receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy. If payment choice 2 or 3 is elected, the proceeds from the contract must be distributed within five years of the date of death.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. With respect to the continued contract, the owner will become the new sole Annuitant, replacing any previously named Annuitant, with Contract Value for the continued contract equal to the death benefit proceeds. The owner may exercise all rights as stated in the contract before the Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

INCOME PAYMENTS AND THE ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. If Guaranteed Income Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" provision in this section. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 95th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee in the form of a Life Income with a 10 Year Period Certain or, if Income Protector applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will make monthly income payments to the owner beginning on the Annuity Commencement Date provided an Annuitant is still living. Subject to the provisions discussed above, we will make the monthly income payment in the form of a Life Income with a 10 Year Period Certain plan or a Joint Life and Survivor Income with a 10 Year Period Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract in a lump sum on the date immediately preceding the Annuity Commencement Date, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with a 10 Year Period Certain plan if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the

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date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with a 10 Year Period Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 2 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under all available payment plans, if any payment that is made more frequently than annually is, would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a lump sum payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding the Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract unless you have fully annuitized under Guaranteed Income Advantage:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either

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   payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 5 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Income Protector has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 5 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 3 (Income for a Fixed Period), Optional Payment Plan 4 (Income of a Definite Amount) and Optional Payment Plan 5 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received in good order for Optional Payment Plan 3, Optional Payment Plan 4 or Optional Payment Plan 5, the payment will generally be made within seven days; however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 3 and 4 may not satisfy minimum required distribution rules. Optional Payment Plan 5 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit on the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

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   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing (i) one by (ii) one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED INCOME ADVANTAGE

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, scheduled transfers may be made in advance of their due date. In other words, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a pro rata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made

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with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. After such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS
Subaccount(s). These deductions will be taken on a pro rata basis. Then, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See the "Optional Payment Plans" section of the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

INITIAL INCOME PAYMENT. The initial annual income amount under any applicable payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

SUBSEQUENT INCOME PAYMENTS. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

The number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor MINUS 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME START DATE AND ANNUITY COMMENCEMENT DATE. For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund; and


      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a pro rata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the

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



          Goldman Sachs Variable Insurance Trust --Money Market Fund; and


      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a pro rata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS ON OR AFTER INCOME START DATE AND BEFORE ANNUITY COMMENCEMENT DATE. If any Annuitant dies on the Income Start Date, the death benefit is reduced pro rata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund; and


      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a pro rata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;


      (a) all value of the Subaccounts will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund; and


      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a pro rata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a pro rata basis from all Subaccounts, excluding the GIS Subaccount(s). Any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership


On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund.


If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with a 10 Year Period Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000 and elects the seven-year surrender charge schedule;


   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      VALUE OF                           VALUE OF              VALUE OF  GUARANTEED
     SUBACCOUNTS            VALUE OF       GIS                   GIS      MINIMUM
         AT      SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED SUBACCOUNT   ANNUAL
      BEGINNING  TRANSFERS  AT END OF  AT BEGINNING TRANSFERS AT END OF   PAYMENT
YEAR   OF YEAR     MADE       YEAR       OF YEAR      MADE       YEAR     ACCRUED
-----------------------------------------------------------------------------------
  1    $96,000    $9,600     $90,942     $      0    $9,600    $  9,858    $  970
  2     90,942     9,600      85,631        9,858     9,600      20,209     1,940
  3     85,631     9,600      80,054       20,209     9,600      31,078     2,910
  4     80,054     9,600      74,199       31,078     9,600      42,489     3,880
  5     74,199     9,600      68,051       42,489     9,600      54,472     4,850
  6     68,051     9,600      61,596       54,472     9,600      67,054     5,820
  7     61,596     9,600      54,817       67,054     9,600      80,264     6,790
  8     54,817     9,600      47,700       80,264     9,600      94,136     7,760
  9     47,700     9,600      40,227       94,136     9,600     108,701     8,730
 10     40,227     9,600      32,380      108,701     9,600     123,994     9,700
-----------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,700 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     ADJUSTMENT
                      CALCULATED GUARANTEED PAYMENT   ACCOUNT
                 YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
                 ----------------------------------------------
                  11   $ 9,502     $9,700   $ 9,700     $199
                  12     9,639      9,700     9,700      260
                  13     9,779      9,700     9,779      181
                  14     9,921      9,700     9,921        0
                  15    10,065      9,700    10,065        0
                  16    10,210      9,700    10,210        0
                  17    10,358      9,700    10,358        0
                  18    10,509      9,700    10,509        0
                  19    10,661      9,700    10,661        0
                  20    10,815      9,700    10,815        0
                 ----------------------------------------------

This next example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with a 10 Year Period Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000 and elects the seven-year surrender charge schedule;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      VALUE OF                                                  VALUE OF  GUARANTEED
     SUBACCOUNTS            VALUE OF   VALUE OF GIS               GIS      MINIMUM
         AT      SCHEDULED SUBACCOUNTS SUBACCOUNT AT SCHEDULED SUBACCOUNT   ANNUAL
      BEGINNING  TRANSFERS  AT END OF    BEGINNING   TRANSFERS AT END OF   PAYMENT
YEAR   OF YEAR     MADE       YEAR        OF YEAR      MADE       YEAR     ACCRUED
------------------------------------------------------------------------------------
  1    $96,000    $96,000      $0        $      0     $96,000   $100,800    $9,700
  2          0          0       0         100,800           0    105,840     9,700
  3          0          0       0         105,840           0    111,132     9,700
  4          0          0       0         111,132           0    116,689     9,700
  5          0          0       0         116,689           0    122,523     9,700
  6          0          0       0         122,523           0    128,649     9,700
  7          0          0       0         128,649           0    135,082     9,700
  8          0          0       0         135,082           0    141,836     9,700
  9          0          0       0         141,836           0    148,928     9,700
 10          0          0       0         148,928           0    156,374     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,700 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     ADJUSTMENT
                      CALCULATED GUARANTEED PAYMENT   ACCOUNT
                 YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
                 ----------------------------------------------
                  11   $11,983     $9,700   $11,983      $0
                  12    12,157      9,700    12,157       0
                  13    12,333      9,700    12,333       0
                  14    12,512      9,700    12,512       0
                  15    12,693      9,700    12,693       0
                  16    12,877      9,700    12,877       0
                  17    13,063      9,700    13,063       0
                  18    13,253      9,700    13,253       0
                  19    13,445      9,700    13,445       0
                  20    13,640      9,700    13,640       0
                 ----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision below.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF CONTRACT VALUES. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to Income Protector are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" provision in the "Guaranteed Income Advantage" section.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration --to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to Income Protector are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 5), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 4 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

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Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including certain additional partial withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or a transfer between Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We will permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. We will permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain

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circumstances treat partial Section 1035 exchanges to pay long- term care premiums as taxable withdrawals from the contract. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

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EMPLOYER QUALIFIED PLANS.  Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASE THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

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TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt

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to move assets between any Qualified Contract or plan and another Qualified
Contract or plan.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA CONVERSIONS:   If this contract is issued as an IRA, you may convert the
contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 8.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

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STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT


The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act ("DOMA") currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear two cases on DOMA in 2013. Therefore, it is currently uncertain as to whether spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 9.9% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.5% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2012, 2011 and 2010, approximately $1.5 million, $5.9 million and $17.5 million respectively was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2012, 2011 and 2010, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ One) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request at our Home Office and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken).

If you cancel your contract, it will be void. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof death, age, gender, marital status or survival and any other required forms before we act on contract provisions relating to the death of any person or persons, or those provisions that are dependent upon age, gender, marital status or survival.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date; then

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       76        1    $103,000   $103,000
                       77        2     112,000    112,000
                       78        3      90,000    100,000
                       79        4     135,000    135,000
                       80        5     130,000    130,000
                       81        6     150,000    150,000
                       82        7     125,000    125,000
                       83        8     145,000    145,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of Income Protector) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/10 $20,000  $20,000     $20,000
                    3/31/18           20,000      20,000
                    3/31/19           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2019, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER

The following example shows how the Annual Step-Up Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments; and

   (3) the owner takes no partial withdrawals; then

                   END OF ANNUITANT'S CONTRACT DEATH BENEFIT
                    YEAR      AGE      VALUE      AMOUNT
                   -----------------------------------------
                     1        76      $103,000   $103,000
                     2        77       112,000    112,000
                     3        78        90,000    112,000
                     4        79       135,000    135,000
                     5        80       130,000    135,000
                     6        81       150,000    135,000
                     7        82       125,000    135,000
                     8        83       145,000    135,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of Income Protector) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

ROLLUP DEATH BENEFIT RIDER

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS

The following example shows how the Rollup Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return;

   (3) the owner makes no additional purchase payments;

   (4) the annual rollup and withdrawal factor for the rider is 5%;

   (5) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

     (6) the contract is not subject to premium taxes.

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                 0       75        $    0   $100,000   $100,000
                 1       76         5,000     95,000    100,000
                 2       77         5,000     90,000    100,000
                 3       78         5,000     85,000    100,000
                 4       79         5,000     80,000    100,000
                 5       80         5,000     75,000    100,000
                 6       81         5,000     70,000    100,000
                 7       82         5,000     65,000    100,000
                 8       83         5,000     60,000    100,000
                 9       84         5,000     55,000    100,000
                10       85         5,000     50,000    100,000
                11       86         5,000     45,000    100,000
                12       87         5,000     40,000    100,000
                13       88         5,000     35,000    100,000
                14       89         5,000     30,000    100,000
                15       90         5,000     25,000    100,000
                16       91         5,000     20,000    100,000
                17       92         5,000     15,000     95,000
                18       93         5,000     10,000     90,000
                19       94         5,000      5,000     85,000
                20       95         5,000          0          0
              ----------------------------------------------------

Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 5% of purchase payments in any year will reduce the Rollup Death Benefit on a pro rata basis (by the proportion that the partial withdrawal, including any applicable surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro rata basis). For example:

                                                              5% ROLLUP
                                                 5% ROLLUP      DEATH
                                               DEATH BENEFIT   BENEFIT
                                                BEFORE ANY    AFTER THE
                  PURCHASE  PARTIAL   CONTRACT    PARTIAL      PARTIAL
          DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
        ----------------------------------------------------------------
        3/31/2010 $10,000    $    0   $10,000     $10,000      $10,000
        3/31/2018                 0    20,000      14,775       14,775
        3/31/2019             7,000    14,000      15,513        7,785

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2019, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

FOR CONTRACTS ISSUED BEFORE THE LATER OF SEPTEMBER 13, 2010, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE CONTRACT MODIFICATIONS.

The following example shows how the Rollup Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return;

   (3) the owner makes no additional purchase payments;

   (4) the annual rollup and withdrawal factor for the rider is 5%;

   (5) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (6) the contract is not subject to premium taxes.

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                 0       70        $    0   $100,000   $100,000
                 1       71         5,000     95,000    100,000
                 2       72         5,000     90,000    100,000
                 3       73         5,000     85,000    100,000
                 4       74         5,000     80,000    100,000
                 5       75         5,000     75,000    100,000
                 6       76         5,000     70,000    100,000
                 7       77         5,000     65,000    100,000
                 8       78         5,000     60,000    100,000
                 9       79         5,000     55,000    100,000
                10       80         5,000     50,000    100,000
                11       81         5,000     45,000    100,000
                12       82         5,000     40,000    100,000
                13       83         5,000     35,000    100,000
                14       84         5,000     30,000    100,000
                15       85         5,000     25,000    100,000
                16       86         5,000     20,000    100,000
                17       87         5,000     15,000     95,000
                18       88         5,000     10,000     90,000
                19       89         5,000      5,000     85,000
                20       90         5,000          0          0
              ----------------------------------------------------

Partial withdrawals amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 5% of purchase payments in any year will reduce the Rollup Death Benefit on a pro rata basis (by the proportion that the partial withdrawal, including any applicable surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro rata basis). For example:

                                                              5% ROLLUP
                                                 5% ROLLUP      DEATH
                                               DEATH BENEFIT   BENEFIT
                                                BEFORE ANY    AFTER THE
                  PURCHASE  PARTIAL   CONTRACT    PARTIAL      PARTIAL
          DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
        ----------------------------------------------------------------
        3/31/2010 $10,000    $    0   $10,000     $10,000      $10,000
        3/31/2018                 0    20,000      14,775       14,775
        3/31/2019             7,000    14,000      15,513        7,785
        ----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2019, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

The following example shows how the Rollup Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 71 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return;

   (3) the owner makes no additional purchase payments;

   (4) the annual rollup and withdrawal factor for the rider is 4%;

   (5) the owner takes annual partial withdrawals equal to 4% of purchase payments at end of the contract year; and

   (6) the contract is not subject to premium taxes.

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   4% ROLLUP
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                 0       71        $    0   $100,000   $100,000
                 1       72         4,000     96,000    100,000
                 2       73         4,000     92,000    100,000
                 3       74         4,000     88,000    100,000
                 4       75         4,000     84,000    100,000
                 5       76         4,000     80,000    100,000
                 6       77         4,000     76,000    100,000
                 7       78         4,000     72,000    100,000
                 8       79         4,000     68,000    100,000
                 9       80         4,000     64,000    100,000
                10       81         4,000     60,000    100,000
                11       82         4,000     56,000    100,000
                12       83         4,000     52,000    100,000
                13       84         4,000     48,000    100,000
                14       85         4,000     44,000    100,000
                15       86         4,000     40,000    100,000
                16       87         4,000     36,000     96,000
                17       88         4,000     32,000     92,000
                18       89         4,000     28,000     88,000
                19       90         4,000     24,000     84,000
              ----------------------------------------------------

Partial withdrawals amounting to 4% or less of purchase payments annually will reduce the 4% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $4,000 partial withdrawal is taken at the end of year 1, the 4% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals exceeding 4% of purchase payments in any year will reduce the 4% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 4% threshold will reduce the 4% Rollup Death Benefit on a pro-rata basis). For example:

                                                             4% ROLLUP
                                                4% ROLLUP      DEATH
                                              DEATH BENEFIT   BENEFIT
                                               BEFORE ANY    AFTER THE
                 PURCHASE  PARTIAL   CONTRACT    PARTIAL      PARTIAL
          DATE   PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
         --------------------------------------------------------------
         3/31/10 $10,000        --   $10,000     $10,000      $10,000
         3/31/18      --        --    20,000      13,686       13,686
         3/31/19      --    $7,000    14,000      14,233        7,120
         --------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2019, $400 (4% of $10,000) will reduce the 4% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $13,833 ($14,233-$400). The remaining $6,600 of the partial withdrawal will reduce the 4% Rollup Death Benefit immediately after the partial withdrawal to $7,120 ($13,833 -- the 4% Rollup Death Benefit, multiplied by 51.47% -- 1 minus the ratio of the partial withdrawal ($6,600) to the Contract Value ($13,600), after reducing each by $400).

EARNINGS PROTECTOR DEATH BENEFIT RIDER

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 PURCHASE CONTRACT           DEATH   EARNINGS PROTECTOR
          DATE   PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         3/01/10 $100,000 $100,000 $      0 $100,000      $     0
         3/01/25           300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 3/01/25. At that time, 40% of the earning or "gain" ($200,000) is $80,000.

However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000), the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                    WITH SEPARATE ACCOUNT EXPENSES OF 1.45%



                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $12.47            $14.00          24,551   2012
                                                                        12.67             12.47          24,649   2011
                                                                        11.73             12.67          22,986   2010
                                                                        10.00             11.73              --   2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $12.16            $13.81          53,374   2012
                                                                        13.27             12.16          44,996   2011
                                                                        11.95             13.27          45,195   2010
                                                                        10.00             11.95          34,732   2009
----------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares            $13.45            $15.76           8,422   2012
                                                                        13.94             13.45           8,830   2011
                                                                        12.23             13.94          10,345   2010
                                                                        10.00             12.23              --   2009
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B           $ 9.80            $11.03          71,030   2012
                                                                        12.34              9.80          54,768   2011
                                                                        12.01             12.34          45,570   2010
                                                                        10.00             12.01          42,899   2009
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B              $16.37            $18.51          18,150   2012
                                                                        15.94             16.37          18,030   2011
                                                                        11.84             15.94          18,665   2010
                                                                        10.00             11.84             418   2009
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                             $12.10            $12.80         116,874   2012
                                                                        10.99             12.10         105,078   2011
                                                                        10.61             10.99          83,636   2010
                                                                        10.00             10.61         111,603   2009
----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                  $12.87            $14.44           7,212   2012
                                                                        13.44             12.87          11,763   2011
                                                                        12.12             13.44          11,463   2010
                                                                        10.00             12.12           1,710   2009
----------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares            $11.47            $12.43       4,692,282   2012
                                                                        12.08             11.47       4,967,457   2011
                                                                        11.17             12.08       4,241,552   2010
                                                                        10.00             11.17         499,337   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $13.30            $14.71          18,465
                                                                                      13.86             13.30          22,409
                                                                                      11.57             13.86          21,570
                                                                                      10.00             11.57           4,533
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $10.49            $12.16          30,219
   Class 2                                                                            12.70             10.49          33,913
                                                                                      11.33             12.70          29,158
                                                                                      10.00             11.33          26,545
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $12.13            $12.82          80,315
                                                                                      11.99             12.13          44,101
                                                                                      11.15             11.99          27,773
                                                                                      10.00             11.15          25,896
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                       $11.80            $13.61             847
                                                                                      13.84             11.80          34,243
                                                                                      11.93             13.84          30,629
                                                                                      10.00             11.93          20,520
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                     $10.00            $10.87         185,399
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                     $10.00            $11.12         125,625
--------------------------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 50% Portfolio -- Service Class 2                               $10.00            $10.48       1,507,738
--------------------------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 60% Portfolio -- Service Class 2                               $10.00            $10.55       5,393,772
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                              $10.00            $10.73          39,980
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                                      $10.00            $10.89          47,081
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                             $10.00            $10.34         150,970
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                           $13.09            $14.78         101,578
                                                                                      14.90             13.09          30,662
                                                                                      11.76             14.90          27,429
                                                                                      10.00             11.76           2,818
--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                    $12.56            $14.14          23,784
                                                                                      12.88             12.56          58,494
                                                                                      11.75             12.88          53,675
                                                                                      10.00             11.75          55,415
--------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                      $18.61            $21.42          18,380
                                                                                      17.19             18.61          17,820
                                                                                      13.53             17.19          16,258
                                                                                      10.00             13.53          10,147
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                                $11.51            $12.73       3,963,334
                                                                                      12.05             11.51       4,323,845
                                                                                      11.18             12.05       3,861,779
                                                                                      10.00             11.18         539,689
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                                  $10.00            $ 9.94         141,143
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               2012
-----------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               2012
-----------------------------------------------------------------------------------
  VIP FundsManager(R) 50% Portfolio -- Service Class 2                         2012
-----------------------------------------------------------------------------------
  VIP FundsManager(R) 60% Portfolio -- Service Class 2                         2012
-----------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                        2012
-----------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                                2012
-----------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                       2012
-----------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                              2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                            2012
-----------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $11.32            $13.82         44,484    2012
                                                                                 12.34             11.32         41,971    2011
                                                                                 11.76             12.34         38,169    2010
                                                                                 10.00             11.76         68,427    2009
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $12.46            $14.85         40,129    2012
                                                                                 13.82             12.46         46,498    2011
                                                                                 12.12             13.82         38,723    2010
                                                                                 10.00             12.12         35,574    2009
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $12.87            $14.79         71,947    2012
                                                                                 13.10             12.87        139,429    2011
                                                                                 11.47             13.10        139,427    2010
                                                                                 10.00             11.47         82,558    2009
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $13.32            $15.45         66,733    2012
                                                                                 13.85             13.32         70,329    2011
                                                                                 11.42             13.85         70,759    2010
                                                                                 10.00             11.42         14,574    2009
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.87            $15.62         59,362    2012
                                                                                 13.61             13.87         60,925    2011
                                                                                 12.07             13.61         64,602    2010
                                                                                 10.00             12.07         34,653    2009
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $14.63            $15.06         22,640    2012
                                                                                 11.61             14.63         26,563    2011
                                                                                 10.56             11.61         16,731    2010
                                                                                 10.00             10.56         31,953    2009
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $10.95            $11.42        233,217    2012
                                                                                 10.98             10.95        245,585    2011
                                                                                 10.59             10.98        238,366    2010
                                                                                 10.00             10.59        221,790    2009
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $11.58            $12.51        294,404    2012
                                                                                 11.34             11.58        312,810    2011
                                                                                 10.65             11.34        316,045    2010
                                                                                 10.00             10.65         83,109    2009
-------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                $11.95            $11.43         41,471    2012
                                                                                 15.03             11.95         55,237    2011
                                                                                 11.96             15.03         45,500    2010
                                                                                 10.00             11.96         33,272    2009
-------------------------------------------------------------------------------------------------------------------------------

                    WITH SEPARATE ACCOUNT EXPENSES OF 1.65%



                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.99            $12.31          17,610
                                                                                      11.18             10.99           5,456
                                                                                      10.38             11.18           5,501
                                                                                      10.00             10.38              --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $10.85            $12.30          16,891
                                                                                      11.86             10.85          14,999
                                                                                      10.71             11.86          16,276
                                                                                      10.00             10.71           6,151
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                          $ 9.41            $11.01           8,716
                                                                                       9.78              9.41           6,406
                                                                                       8.59              9.78           6,794
                                                                                      10.00              8.59              --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         $ 6.31            $ 7.08          34,507
                                                                                       7.96              6.31          29,799
                                                                                       7.76              7.96          30,942
                                                                                      10.00              7.76          11,185
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $12.46            $14.06          23,107
                                                                                      12.16             12.46          22,189
                                                                                       9.05             12.16          19,037
                                                                                      10.00              9.05              --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $13.08            $13.81          40,827
                                                                                      11.90             13.08          43,026
                                                                                      11.51             11.90          30,984
                                                                                      10.00             11.51          15,994
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $ 9.87            $11.05          19,951
                                                                                      10.32              9.87          20,560
                                                                                       9.33             10.32          18,392
                                                                                      10.00              9.33           1,306
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $12.26            $13.26       1,754,059
                                                                                      12.94             12.26       1,814,338
                                                                                      11.99             12.94       1,613,008
                                                                                      10.00             11.99          49,841
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $10.65            $11.75          18,611
                                                                                      11.12             10.65          17,846
                                                                                       9.30             11.12          18,114
                                                                                      10.00              9.30              --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 8.93            $10.33           8,002
   Class 2                                                                            10.84              8.93          10,012
                                                                                       9.69             10.84           7,746
                                                                                      10.00              9.69           5,209
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.27            $11.89          17,417
                                                                                      11.17             11.27          12,415
                                                                                      10.41             11.17          13,072
                                                                                      10.00             10.41           4,321
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                    $ 9.62            $11.07           4,106   2012
                                                                   11.30              9.62           7,983   2011
                                                                    9.76             11.30           9,246   2010
                                                                   10.00              9.76           4,245   2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                  $10.00            $11.91          27,310   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                  $10.00            $10.65          25,096   2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 50% Portfolio -- Service Class 2            $10.00            $10.46         531,843   2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 60% Portfolio -- Service Class 2            $10.00            $10.53       2,214,344   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2           $10.00            $10.71          89,090   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                   $10.00            $10.87          11,328   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2          $10.00            $12.59          29,328   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                        $11.19            $12.61          50,412   2012
                                                                   12.76             11.19          39,615   2011
                                                                   10.09             12.76          35,403   2010
                                                                   10.00             10.09           1,386   2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $ 9.43            $10.60          20,525   2012
                                                                    9.69              9.43          28,333   2011
                                                                    8.86              9.69          35,147   2010
                                                                   10.00              8.86          12,460   2009
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                   $11.79            $13.55          16,620   2012
                                                                   10.92             11.79          17,119   2011
                                                                    8.61             10.92          19,957   2010
                                                                   10.00              8.61           3,911   2009
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                             $10.38            $11.46       1,581,820   2012
                                                                   10.89             10.38       1,746,059   2011
                                                                   10.12             10.89       1,530,946   2010
                                                                   10.00             10.12          70,148   2009
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares               $10.00            $ 9.93          38,476   2012
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                               $11.56            $14.09          31,463   2012
                                                                   12.63             11.56          35,157   2011
                                                                   12.06             12.63          37,242   2010
                                                                   10.00             12.06          12,256   2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares         $ 9.92            $11.80          20,717   2012
                                                                   11.03              9.92          23,079   2011
                                                                    9.69             11.03          21,505   2010
                                                                   10.00              9.69           7,121   2009
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares               $ 9.81            $11.26          21,691   2012
                                                                   10.01              9.81          38,739   2011
                                                                    8.79             10.01          42,579   2010
                                                                   10.00              8.79          18,497   2009
-----------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $10.17            $11.77         25,647    2012
                                                                                 10.59             10.17         26,283    2011
                                                                                  8.75             10.59         37,049    2010
                                                                                 10.00              8.75          4,268    2009
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.96            $14.57         43,297    2012
                                                                                 12.75             12.96         42,552    2011
                                                                                 11.33             12.75         38,769    2010
                                                                                 10.00             11.33          5,045    2009
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $17.15            $17.62         24,479    2012
                                                                                 13.64             17.15         22,257    2011
                                                                                 12.43             13.64          6,785    2010
                                                                                 10.00             12.43          3,504    2009
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.17            $12.66         98,937    2012
                                                                                 12.23             12.17        114,976    2011
                                                                                 11.81             12.23         99,706    2010
                                                                                 10.00             11.81         31,492    2009
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $13.94            $15.02        139,982    2012
                                                                                 13.68             13.94        157,539    2011
                                                                                 12.86             13.68        146,790    2010
                                                                                 10.00             12.86         20,082    2009
-------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                $12.94            $12.35         33,430    2012
                                                                                 16.31             12.94         41,578    2011
                                                                                 13.01             16.31         34,806    2010
                                                                                 10.00             13.01          9,916    2009
-------------------------------------------------------------------------------------------------------------------------------

                    WITH SEPARATE ACCOUNT EXPENSES OF 1.70%



                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $12.39            $13.87              --
                                                                                      12.61             12.39             268
                                                                                      11.71             12.61           1,023
                                                                                      10.00             11.71              --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $ 8.21            $ 9.31          32,921
                                                                                       8.98              8.21          25,233
                                                                                       8.12              8.98          24,530
                                                                                      10.00              8.12          21,241
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                          $ 8.41            $ 9.83           6,384
                                                                                       8.74              8.41           6,863
                                                                                       7.68              8.74           2,353
                                                                                      10.00              7.68              --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         $ 5.03            $ 5.64          84,229
                                                                                       6.35              5.03          65,584
                                                                                       6.19              6.35          57,418
                                                                                      10.00              6.19          34,057
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $16.27            $18.35           2,152
                                                                                      15.88             16.27           2,038
                                                                                      11.83             15.88           2,393
                                                                                      10.00             11.83              --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $12.02            $12.69          43,416
                                                                                      10.94             12.02          39,271
                                                                                      10.59             10.94          49,839
                                                                                      10.00             10.59          41,143
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $12.79            $14.31           2,730
                                                                                      13.38             12.79           2,683
                                                                                      12.10             13.38           3,247
                                                                                      10.00             12.10             636
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $10.21            $11.04       4,853,956
                                                                                      10.78             10.21       4,883,581
                                                                                       9.99             10.78       4,069,251
                                                                                      10.00              9.99         490,487
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $13.21            $14.58           6,679
                                                                                      13.81             13.21           7,006
                                                                                      11.55             13.81           5,872
                                                                                      10.00             11.55           1,295
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 7.13            $ 8.25          21,750
   Class 2                                                                             8.66              7.13          23,068
                                                                                       7.74              8.66          23,487
                                                                                      10.00              7.74          16,511
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.07            $11.67          38,619
                                                                                      10.98             11.07          19,600
                                                                                      10.23             10.98          24,702
                                                                                      10.00             10.23          10,145
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                    $11.72            $13.49          10,993   2012
                                                                   13.79             11.72          26,280   2011
                                                                   11.91             13.79          25,918   2010
                                                                   10.00             11.91          10,419   2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                  $10.00            $10.85          99,171   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                  $10.00            $11.09          71,725   2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 50% Portfolio -- Service Class 2            $10.00            $10.45       1,334,872   2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 60% Portfolio -- Service Class 2            $10.00            $10.53       3,288,908   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2           $10.00            $10.71          28,300   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                   $10.00            $10.86          20,886   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2          $10.00            $10.31          79,432   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                        $ 9.35            $10.53          57,154   2012
                                                                   10.67              9.35          13,070   2011
                                                                    8.44             10.67           6,458   2010
                                                                   10.00              8.44           1,638   2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $ 8.22            $ 9.24          18,245   2012
                                                                    8.45              8.22          43,758   2011
                                                                    7.73              8.45          46,363   2010
                                                                   10.00              7.73          37,473   2009
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                   $18.49            $21.23          10,492   2012
                                                                   17.12             18.49          10,662   2011
                                                                   13.51             17.12          11,739   2010
                                                                   10.00             13.51           4,442   2009
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                             $ 8.80            $ 9.70       4,133,759   2012
                                                                    9.23              8.80       4,270,700   2011
                                                                    8.59              9.23       3,799,721   2010
                                                                   10.00              8.59         594,939   2009
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares               $10.00            $ 9.93          29,133   2012
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                               $ 8.83            $10.74          30,975   2012
                                                                    9.65              8.83          28,664   2011
                                                                    9.22              9.65          28,064   2010
                                                                   10.00              9.22          34,602   2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares         $12.38            $14.72          21,037   2012
                                                                   13.77             12.38          22,954   2011
                                                                   12.10             13.77          23,239   2010
                                                                   10.00             12.10          15,116   2009
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares               $12.78            $14.65          33,649   2012
                                                                   13.05             12.78          63,233   2011
                                                                   11.46             13.05          69,623   2010
                                                                   10.00             11.46          33,752   2009
-----------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.35            $10.82         50,139    2012
                                                                                  9.75              9.35         46,517    2011
                                                                                  8.06              9.75         47,380    2010
                                                                                 10.00              8.06          7,136    2009
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.78            $15.48         30,804    2012
                                                                                 13.56             13.78         32,128    2011
                                                                                 12.05             13.56         24,210    2010
                                                                                 10.00             12.05         14,119    2009
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $15.53            $15.94          3,214    2012
                                                                                 12.36             15.53          1,700    2011
                                                                                 11.26             12.36          5,037    2010
                                                                                 10.00             11.26          9,574    2009
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.50            $11.97         87,707    2012
                                                                                 11.57             11.50         96,107    2011
                                                                                 11.18             11.57         90,263    2010
                                                                                 10.00             11.18         78,903    2009
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $12.93            $13.93        115,766    2012
                                                                                 12.69             12.93        128,084    2011
                                                                                 11.94             12.69        135,315    2010
                                                                                 10.00             11.94         27,879    2009
-------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                $ 9.62            $ 9.18         26,352    2012
                                                                                 12.13              9.62         31,908    2011
                                                                                  9.68             12.13         26,355    2010
                                                                                 10.00              9.68          6,029    2009
-------------------------------------------------------------------------------------------------------------------------------

                    WITH SEPARATE ACCOUNT EXPENSES OF 1.75%



                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.93            $12.23             --
                                                                                      11.13             10.93             --
                                                                                      10.34             11.13             --
                                                                                      10.00             10.34             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $10.79            $12.22         37,163
                                                                                      11.81             10.79          1,052
                                                                                      10.67             11.81          1,102
                                                                                      10.00             10.67          1,826
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                          $ 9.36            $10.94             --
                                                                                       9.73              9.36             --
                                                                                       8.56              9.73             --
                                                                                      10.00              8.56             --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         $ 6.27            $ 7.03          7,445
                                                                                       7.92              6.27         69,410
                                                                                       7.73              7.92         69,423
                                                                                      10.00              7.73          3,396
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $12.39            $13.97            957
                                                                                      12.10             12.39          2,126
                                                                                       9.02             12.10          5,837
                                                                                      10.00              9.02             --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $13.00            $13.72          2,626
                                                                                      11.84             13.00          2,577
                                                                                      11.47             11.84          4,128
                                                                                      10.00             11.47          4,685
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $ 9.82            $10.98          2,536
                                                                                      10.28              9.82          3,165
                                                                                       9.30             10.28          1,564
                                                                                      10.00              9.30             --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $12.19            $13.17        347,529
                                                                                      12.88             12.19        426,449
                                                                                      11.94             12.88        272,854
                                                                                      10.00             11.94         15,769
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $10.59            $11.67          2,672
                                                                                      11.07             10.59          2,961
                                                                                       9.27             11.07          3,199
                                                                                      10.00              9.27             --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 8.88            $10.26         46,088
   Class 2                                                                            10.79              8.88         50,985
                                                                                       9.65             10.79         51,416
                                                                                      10.00              9.65          1,429
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.20            $11.81          5,544
                                                                                      11.12             11.20          4,757
                                                                                      10.37             11.12          4,076
                                                                                      10.00             10.37          1,277
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                    $ 9.56            $11.00          7,184    2012
                                                                   11.25              9.56         13,588    2011
                                                                    9.73             11.25         15,009    2010
                                                                   10.00              9.73          1,321    2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                  $10.00            $11.83         12,528    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                  $10.00            $10.58         99,591    2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 50% Portfolio -- Service Class 2            $10.00            $10.45        370,448    2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 60% Portfolio -- Service Class 2            $10.00            $10.52        277,737    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2           $10.00            $10.70          7,703    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                   $10.00            $10.86          2,312    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2          $10.00            $12.52          7,523    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                        $11.13            $12.52         19,269    2012
                                                                   12.70             11.13         11,359    2011
                                                                   10.06             12.70         17,399    2010
                                                                   10.00             10.06         10,950    2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $ 9.38            $10.53          1,096    2012
                                                                    9.65              9.38          2,907    2011
                                                                    8.83              9.65          3,160    2010
                                                                   10.00              8.83          3,703    2009
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                   $11.73            $13.46          2,361    2012
                                                                   10.86             11.73          2,742    2011
                                                                    8.58             10.86          3,652    2010
                                                                   10.00              8.58            769    2009
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                             $10.32            $11.38        302,858    2012
                                                                   10.84             10.32        313,422    2011
                                                                   10.09             10.84        338,947    2010
                                                                   10.00             10.09        156,869    2009
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares               $10.00            $ 9.93         21,525    2012
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                               $11.50            $13.99         59,290    2012
                                                                   12.58             11.50         52,273    2011
                                                                   12.02             12.58         56,231    2010
                                                                   10.00             12.02          3,281    2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares         $ 9.87            $11.73          3,398    2012
                                                                   10.98              9.87          3,575    2011
                                                                    9.66             10.98          3,669    2010
                                                                   10.00              9.66          2,058    2009
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares               $ 9.76            $11.18          5,812    2012
                                                                    9.96              9.76          9,877    2011
                                                                    8.76              9.96          8,962    2010
                                                                   10.00              8.76          5,278    2009
-----------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $10.11            $11.69        11,854     2012
                                                                                 10.54             10.11        18,435     2011
                                                                                  8.72             10.54        16,505     2010
                                                                                 10.00              8.72           758     2009
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.89            $14.47        11,742     2012
                                                                                 12.69             12.89        15,193     2011
                                                                                 11.28             12.69         8,746     2010
                                                                                 10.00             11.28         5,764     2009
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $17.06            $17.50           908     2012
                                                                                 13.58             17.06         1,037     2011
                                                                                 12.38             13.58         1,144     2010
                                                                                 10.00             12.38         1,058     2009
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.10            $12.58         9,231     2012
                                                                                 12.18             12.10         9,732     2011
                                                                                 11.77             12.18        11,004     2010
                                                                                 10.00             11.77        10,553     2009
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $13.86            $14.92        27,105     2012
                                                                                 13.61             13.86        30,833     2011
                                                                                 12.82             13.61        20,652     2010
                                                                                 10.00             12.82         4,329     2009
-------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                $12.87            $12.27         2,023     2012
                                                                                 16.24             12.87         1,812     2011
                                                                                 12.96             16.24           732     2010
                                                                                 10.00             12.96           477     2009
-------------------------------------------------------------------------------------------------------------------------------

                    WITH SEPARATE ACCOUNT EXPENSES OF 1.90%



                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.84            $12.11           1,078
                                                                                      11.06             10.84           1,135
                                                                                      10.29             11.06           1,139
                                                                                      10.00             10.29             238
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $10.70            $12.10          23,606
                                                                                      11.73             10.70          28,378
                                                                                      10.62             11.73          29,528
                                                                                      10.00             10.62           4,621
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                          $ 9.28            $10.83           8,076
                                                                                       9.66              9.28           7,769
                                                                                       8.51              9.66           4,707
                                                                                      10.00              8.51              --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         $ 6.22            $ 6.96          13,649
                                                                                       7.87              6.22          10,824
                                                                                       7.69              7.87          10,902
                                                                                      10.00              7.69           6,987
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $12.29            $13.83          22,357
                                                                                      12.02             12.29          28,641
                                                                                       8.97             12.02          30,324
                                                                                      10.00              8.97             847
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $12.90            $13.58          25,276
                                                                                      11.76             12.90          23,331
                                                                                      11.41             11.76          20,371
                                                                                      10.00             11.41           8,828
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $ 9.73            $10.87           3,850
                                                                                      10.21              9.73           5,292
                                                                                       9.25             10.21           4,232
                                                                                      10.00              9.25              --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $12.09            $13.04       1,335,041
                                                                                      12.79             12.09       1,470,348
                                                                                      11.88             12.79       1,220,915
                                                                                      10.00             11.88         112,801
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $10.50            $11.56          19,274
                                                                                      10.99             10.50          20,645
                                                                                       9.22             10.99          15,167
                                                                                      10.00              9.22              --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 8.81            $10.16          11,211
   Class 2                                                                            10.71              8.81          12,493
                                                                                       9.60             10.71          13,125
                                                                                      10.00              9.60           3,043
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                    $11.11            $11.69          48,003   2012
                                                                   11.04             11.11          43,170   2011
                                                                   10.31             11.04          36,212   2010
                                                                   10.00             10.31           2,519   2009
-----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                    $ 9.48            $10.89           7,115   2012
                                                                   11.17              9.48          10,483   2011
                                                                    9.67             11.17           9,312   2010
                                                                   10.00              9.67           2,944   2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                  $10.00            $10.83          29,937   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                  $10.00            $11.07          21,598   2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 50% Portfolio -- Service Class 2            $10.00            $10.43         391,063   2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 60% Portfolio -- Service Class 2            $10.00            $10.51       1,124,023   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2           $10.00            $10.69          10,671   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                   $10.00            $10.84          24,616   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2          $10.00            $10.29          21,809   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                        $11.03            $12.40          62,789   2012
                                                                   12.62             11.03          57,143   2011
                                                                   10.00             12.62          51,498   2010
                                                                   10.00             10.00           2,197   2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $ 9.30            $10.42          17,090   2012
                                                                    9.58              9.30          23,906   2011
                                                                    8.78              9.58          20,584   2010
                                                                   10.00              8.78           7,757   2009
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                   $11.63            $13.32          12,222   2012
                                                                   10.79             11.63          11,191   2011
                                                                    8.53             10.79          12,306   2010
                                                                   10.00              8.53           1,893   2009
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                             $10.23            $11.27       1,109,476   2012
                                                                   10.77             10.23       1,156,571   2011
                                                                   10.03             10.77       1,063,040   2010
                                                                   10.00             10.03          37,489   2009
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares               $10.00            $ 9.92          93,964   2012
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                               $11.40            $13.85          19,291   2012
                                                                   12.49             11.40          21,433   2011
                                                                   11.96             12.49          33,305   2010
                                                                   10.00             11.96          11,011   2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares         $ 9.79            $11.61          27,660   2012
                                                                   10.90              9.79          28,357   2011
                                                                    9.61             10.90          13,417   2010
                                                                   10.00              9.61           4,447   2009
-----------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.68            $11.07        10,758     2012
                                                                                  9.90              9.68        20,573     2011
                                                                                  8.71              9.90        23,420     2010
                                                                                 10.00              8.71        10,996     2009
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $10.03            $11.58        42,342     2012
                                                                                 10.47             10.03        40,526     2011
                                                                                  8.67             10.47        41,348     2010
                                                                                 10.00              8.67         2,074     2009
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.78            $14.33        25,164     2012
                                                                                 12.60             12.78        24,565     2011
                                                                                 11.22             12.60        21,544     2010
                                                                                 10.00             11.22         2,313     2009
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $16.91            $17.33         5,612     2012
                                                                                 13.49             16.91         4,674     2011
                                                                                 12.32             13.49           739     2010
                                                                                 10.00             12.32         1,806     2009
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $12.00            $12.46        38,865     2012
                                                                                 12.09             12.00        41,078     2011
                                                                                 11.71             12.09        28,365     2010
                                                                                 10.00             11.71        18,725     2009
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $13.74            $14.77        76,020     2012
                                                                                 13.52             13.74        68,200     2011
                                                                                 12.75             13.52        63,863     2010
                                                                                 10.00             12.75         9,953     2009
-------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                $12.76            $12.15        38,739     2012
                                                                                 16.12             12.76        41,817     2011
                                                                                 12.89             16.12        37,445     2010
                                                                                 10.00             12.89         2,101     2009
-------------------------------------------------------------------------------------------------------------------------------

                    WITH SEPARATE ACCOUNT EXPENSES OF 1.95%



                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $12.31            $13.75            599
                                                                                      12.56             12.31            585
                                                                                      11.70             12.56            436
                                                                                      10.00             11.70            403
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $12.00            $13.56          2,336
                                                                                      13.16             12.00          2,594
                                                                                      11.92             13.16          2,798
                                                                                      10.00             11.92          3,000
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                          $13.27            $15.48             --
                                                                                      13.83             13.27             --
                                                                                      12.19             13.83             --
                                                                                      10.00             12.19             --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         $ 9.67            $10.83            556
                                                                                      12.24              9.67            583
                                                                                      11.97             12.24            520
                                                                                      10.00             11.97            376
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $16.16            $18.18             --
                                                                                      15.82             16.16             --
                                                                                      11.81             15.82             --
                                                                                      10.00             11.81             --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.94            $12.57          1,497
                                                                                      10.90             11.94          1,492
                                                                                      10.58             10.90          1,632
                                                                                      10.00             10.58          1,351
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $12.71            $14.18          4,935
                                                                                      13.33             12.71          5,671
                                                                                      12.08             13.33          5,867
                                                                                      10.00             12.08          6,011
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $11.33            $12.21         83,854
                                                                                      11.99             11.33         99,010
                                                                                      11.14             11.99        103,636
                                                                                      10.00             11.14         26,974
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $13.13            $14.45          4,231
                                                                                      13.75             13.13          4,728
                                                                                      11.54             13.75          5,152
                                                                                      10.00             11.54          5,656
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $10.35            $11.94            253
   Class 2                                                                            12.59             10.35            367
                                                                                      11.29             12.59            349
                                                                                      10.00             11.29            306
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.97            $12.59          5,633
                                                                                      11.90             11.97          5,362
                                                                                      11.12             11.90          5,423
                                                                                      10.00             11.12            302
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                    $11.65            $13.36             148   2012
                                                                   13.73             11.65             457   2011
                                                                   11.89             13.73             430   2010
                                                                   10.00             11.89             168   2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                  $10.00            $10.82           2,626   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                  $10.00            $11.07             562   2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 50% Portfolio -- Service Class 2            $10.00            $10.43          52,886   2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 60% Portfolio -- Service Class 2            $10.00            $10.50         160,912   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2           $10.00            $10.68           7,960   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                   $10.00            $10.84             430   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2          $10.00            $10.29           5,138   2012
-----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                        $12.92            $14.51           6,365   2012
                                                                   14.78             12.92           5,959   2011
                                                                   11.72             14.78           5,871   2010
                                                                   10.00             11.72             408   2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $12.40            $13.88             149   2012
                                                                   12.77             12.40             480   2011
                                                                   11.72             12.77             488   2010
                                                                   10.00             11.72             506   2009
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                   $18.37            $21.03              51   2012
                                                                   17.05             18.37              82   2011
                                                                   13.49             17.05              92   2010
                                                                   10.00             13.49             109   2009
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                             $11.36            $12.50       2,673,133   2012
                                                                   11.96             11.36       2,342,497   2011
                                                                   11.15             11.96       1,706,869   2010
                                                                   10.00             11.15         194,396   2009
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares               $10.00            $ 9.92              --   2012
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                               $11.17            $13.57             324   2012
                                                                   12.24             11.17           1,094   2011
                                                                   11.73             12.24           1,084   2010
                                                                   10.00             11.73             636   2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares         $12.30            $14.58           1,153   2012
                                                                   13.71             12.30           1,320   2011
                                                                   12.09             13.71           1,098   2010
                                                                   10.00             12.09             911   2009
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares               $12.70            $14.52             895   2012
                                                                   12.99             12.70           1,770   2011
                                                                   11.44             12.99           1,633   2010
                                                                   10.00             11.44           1,229   2009
-----------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $13.15            $15.17         1,480     2012
                                                                                 13.74             13.15         1,752     2011
                                                                                 11.39             13.74         1,637     2010
                                                                                 10.00             11.39           548     2009
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.69            $15.34           496     2012
                                                                                 13.51             13.69           883     2011
                                                                                 12.03             13.51           917     2010
                                                                                 10.00             12.03           278     2009
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $14.44            $14.79         1,259     2012
                                                                                 11.52             14.44         1,235     2011
                                                                                 10.53             11.52           893     2010
                                                                                 10.00             10.53         1,128     2009
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $10.80            $11.21         8,830     2012
                                                                                 10.90             10.80        10,132     2011
                                                                                 10.56             10.90        10,719     2010
                                                                                 10.00             10.56         5,562     2009
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $11.43            $12.28        35,629     2012
                                                                                 11.25             11.43        34,705     2011
                                                                                 10.62             11.25        39,910     2010
                                                                                 10.00             10.62        20,932     2009
-------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                $11.79            $11.22         2,301     2012
                                                                                 14.91             11.79         3,246     2011
                                                                                 11.93             14.91         3,410     2010
                                                                                 10.00             11.93         2,982     2009
-------------------------------------------------------------------------------------------------------------------------------

                    WITH SEPARATE ACCOUNT EXPENSES OF 2.15%



                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $ 9.17            $10.22          --
                                                                                       9.38              9.17          --
                                                                                       8.75              9.38          --
                                                                                      10.00              8.75          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $ 7.99            $ 9.01          --
                                                                                       8.77              7.99          --
                                                                                       7.96              8.77          --
                                                                                      10.00              7.96          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                          $ 7.82            $ 9.10          --
                                                                                       8.17              7.82          --
                                                                                       7.21              8.17          --
                                                                                      10.00              7.21          --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         $ 4.76            $ 5.32          --
                                                                                       6.04              4.76          --
                                                                                       5.92              6.04          --
                                                                                      10.00              5.92          --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $11.30            $12.69          --
                                                                                      11.08             11.30          --
                                                                                       8.29             11.08          --
                                                                                      10.00              8.29          --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.48            $12.06          --
                                                                                      10.50             11.48          --
                                                                                      10.21             10.50          --
                                                                                      10.00             10.21          --
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $ 8.53            $ 9.49          --
                                                                                       8.96              8.53          --
                                                                                       8.14              8.96          --
                                                                                      10.00              8.14          --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $10.32            $11.10          --
                                                                                      10.94             10.32          --
                                                                                      10.19             10.94          --
                                                                                      10.00             10.19          --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 9.00            $ 9.88          --
                                                                                       9.45              9.00          --
                                                                                       7.94              9.45          --
                                                                                      10.00              7.94          --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 7.03            $ 8.09          --
   Class 2                                                                             8.57              7.03          --
                                                                                       7.70              8.57          --
                                                                                      10.00              7.70          --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.57            $11.09          --
                                                                                      10.53             10.57          --
                                                                                       9.86             10.53          --
                                                                                      10.00              9.86          --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                    $ 7.69            $ 8.80             --    2012
                                                                    9.08              7.69             --    2011
                                                                    7.88              9.08             --    2010
                                                                   10.00              7.88             --    2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                  $10.00            $10.11             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                  $10.00            $ 8.48             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 50% Portfolio -- Service Class 2            $10.00            $10.41             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 60% Portfolio -- Service Class 2            $10.00            $10.48             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2           $10.00            $10.66             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                   $10.00            $10.81             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2          $10.00            $12.23             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                        $ 9.38            $10.51             --    2012
                                                                   10.75              9.38             --    2011
                                                                    8.55             10.75             --    2010
                                                                   10.00              8.55             --    2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $ 7.67            $ 8.58             --    2012
                                                                    7.92              7.67             --    2011
                                                                    7.28              7.92             --    2010
                                                                   10.00              7.28             --    2009
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                   $10.15            $11.60             --    2012
                                                                    9.44             10.15             --    2011
                                                                    7.49              9.44             --    2010
                                                                   10.00              7.49             --    2009
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                             $ 8.65            $ 9.50        983,707    2012
                                                                    9.12              8.65        852,880    2011
                                                                    8.52              9.12        634,879    2010
                                                                   10.00              8.52         61,832    2009
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares               $10.00            $ 9.91             --    2012
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                               $ 9.30            $11.27             --    2012
                                                                   10.21              9.30             --    2011
                                                                    9.80             10.21             --    2010
                                                                   10.00              9.80             --    2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares         $ 8.49            $10.04             --    2012
                                                                    9.48              8.49             --    2011
                                                                    8.37              9.48             --    2010
                                                                   10.00              8.37             --    2009
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares               $ 8.80            $10.05             --    2012
                                                                    9.03              8.80             --    2011
                                                                    7.96              9.03             --    2010
                                                                   10.00              7.96             --    2009
-----------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.43            $ 9.71          --       2012
                                                                                  8.83              8.43          --       2011
                                                                                  7.33              8.83          --       2010
                                                                                 10.00              7.33          --       2009
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.52            $12.88          --       2012
                                                                                 11.39             11.52          --       2011
                                                                                 10.17             11.39          --       2010
                                                                                 10.00             10.17          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $15.57            $15.91          --       2012
                                                                                 12.45             15.57          --       2011
                                                                                 11.40             12.45          --       2010
                                                                                 10.00             11.40          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.47            $11.88          --       2012
                                                                                 11.59             11.47          --       2011
                                                                                 11.25             11.59          --       2010
                                                                                 10.00             11.25          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $12.93            $13.87          --       2012
                                                                                 12.76             12.93          --       2011
                                                                                 12.06             12.76          --       2010
                                                                                 10.00             12.06          --       2009
-------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                $10.07            $ 9.57          --       2012
                                                                                 12.76             10.07          --       2011
                                                                                 10.23             12.76          --       2010
                                                                                 10.00             10.23          --       2009
-------------------------------------------------------------------------------------------------------------------------------

                    WITH SEPARATE ACCOUNT EXPENSES OF 2.20%



                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $ 8.91            $ 9.92          --
                                                                                       9.11              8.91          --
                                                                                       8.51              9.11          --
                                                                                      10.00              8.51          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $ 7.97            $ 8.98          --
                                                                                       8.76              7.97          --
                                                                                       7.95              8.76          --
                                                                                      10.00              7.95          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                          $ 7.81            $ 9.08          --
                                                                                       8.15              7.81          --
                                                                                       7.20              8.15          --
                                                                                      10.00              7.20          --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         $ 4.75            $ 5.31          --
                                                                                       6.03              4.75          --
                                                                                       5.91              6.03          --
                                                                                      10.00              5.91          --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $10.54            $11.82          --
                                                                                      10.34             10.54          --
                                                                                       7.74             10.34          --
                                                                                      10.00              7.74          --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $12.29            $12.91          --
                                                                                      11.25             12.29          --
                                                                                      10.94             11.25          --
                                                                                      10.00             10.94          --
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $ 7.80            $ 8.68          --
                                                                                       8.21              7.80          --
                                                                                       7.46              8.21          --
                                                                                      10.00              7.46          --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $10.29            $11.07          --
                                                                                      10.92             10.29          --
                                                                                      10.17             10.92          --
                                                                                      10.00             10.17          --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 9.26            $10.17          --
                                                                                       9.73              9.26          --
                                                                                       8.18              9.73          --
                                                                                      10.00              8.18          --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 7.01            $ 8.07          --
   Class 2                                                                             8.56              7.01          --
                                                                                       7.69              8.56          --
                                                                                      10.00              7.69          --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.54            $11.06          --
                                                                                      10.51             10.54          --
                                                                                       9.85             10.51          --
                                                                                      10.00              9.85          --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                    $ 7.77            $ 8.89             --    2012
                                                                    9.18              7.77             --    2011
                                                                    7.98              9.18             --    2010
                                                                   10.00              7.98             --    2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                  $10.00            $10.08             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                  $10.00            $ 8.46             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 50% Portfolio -- Service Class 2            $10.00            $10.40             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 60% Portfolio -- Service Class 2            $10.00            $10.48             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2           $10.00            $10.65             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                   $10.00            $10.81             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2          $10.00            $12.20             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                        $ 9.36            $10.48             --    2012
                                                                   10.73              9.36             --    2011
                                                                    8.53             10.73             --    2010
                                                                   10.00              8.53             --    2009
-----------------------------------------------------------------------------------------------------------------
  Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $ 7.65            $ 8.55             --    2012
                                                                    7.91              7.65             --    2011
                                                                    7.27              7.91             --    2010
                                                                   10.00              7.27             --    2009
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                   $ 9.15            $10.46             --    2012
                                                                    8.52              9.15             --    2011
                                                                    6.76              8.52             --    2010
                                                                   10.00              6.76             --    2009
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                             $ 8.63            $ 9.47        268,322    2012
                                                                    9.10              8.63        261,820    2011
                                                                    8.51              9.10        256,066    2010
                                                                   10.00              8.51        138,873    2009
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares               $10.00            $ 9.91             --    2012
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                               $ 9.28            $11.24             --    2012
                                                                   10.19              9.28             --    2011
                                                                    9.79             10.19             --    2010
                                                                   10.00              9.79             --    2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares         $ 7.93            $ 9.39             --    2012
                                                                    8.87              7.93             --    2011
                                                                    7.84              8.87             --    2010
                                                                   10.00              7.84             --    2009
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares               $ 8.10            $ 9.24             --    2012
                                                                    8.31              8.10             --    2011
                                                                    7.34              8.31             --    2010
                                                                   10.00              7.34             --    2009
-----------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.41            $ 9.68          --       2012
                                                                                  8.81              8.41          --       2011
                                                                                  7.32              8.81          --       2010
                                                                                 10.00              7.32          --       2009
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.44            $12.79          --       2012
                                                                                 11.32             11.44          --       2011
                                                                                 10.11             11.32          --       2010
                                                                                 10.00             10.11          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $15.53            $15.86          --       2012
                                                                                 12.42             15.53          --       2011
                                                                                 11.38             12.42          --       2010
                                                                                 10.00             11.38          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.44            $11.85          --       2012
                                                                                 11.57             11.44          --       2011
                                                                                 11.24             11.57          --       2010
                                                                                 10.00             11.24          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $12.90            $13.83          --       2012
                                                                                 12.73             12.90          --       2011
                                                                                 12.04             12.73          --       2010
                                                                                 10.00             12.04          --       2009
-------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                $10.05            $ 9.54          --       2012
                                                                                 12.74             10.05          --       2011
                                                                                 10.22             12.74          --       2010
                                                                                 10.00             10.22          --       2009
-------------------------------------------------------------------------------------------------------------------------------

                    WITH SEPARATE ACCOUNT EXPENSES OF 2.25%



                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $12.22            $13.60          --
                                                                                      12.50             12.22          --
                                                                                      11.68             12.50          --
                                                                                      10.00             11.68          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $11.91            $13.42          --
                                                                                      13.10             11.91          --
                                                                                      11.90             13.10          --
                                                                                      10.00             11.90          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                          $13.17            $15.31          --
                                                                                      13.76             13.17          --
                                                                                      12.17             13.76          --
                                                                                      10.00             12.17          --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         $ 9.59            $10.71          --
                                                                                      12.18              9.59          --
                                                                                      11.95             12.18          --
                                                                                      10.00             11.95          --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $16.03            $17.98          --
                                                                                      15.74             16.03          --
                                                                                      11.79             15.74          --
                                                                                      10.00             11.79          --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.85            $12.44          --
                                                                                      10.85             11.85          --
                                                                                      10.56             10.85          --
                                                                                      10.00             10.56          --
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $12.61            $14.02          --
                                                                                      13.27             12.61          --
                                                                                      12.06             13.27          --
                                                                                      10.00             12.06          --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $11.24            $12.08          --
                                                                                      11.93             11.24          --
                                                                                      11.12             11.93          --
                                                                                      10.00             11.12          --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $13.02            $14.29          --
                                                                                      13.68             13.02          --
                                                                                      11.52             13.68          --
                                                                                      10.00             11.52          --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $10.27            $11.81          --
   Class 2                                                                            12.53             10.27          --
                                                                                      11.27             12.53          --
                                                                                      10.00             11.27          --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.87            $12.45          --
                                                                                      11.84             11.87          --
                                                                                      11.10             11.84          --
                                                                                      10.00             11.10          --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                    $11.56            $13.22            --     2012
                                                                   13.67             11.56            --     2011
                                                                   11.87             13.67            --     2010
                                                                   10.00             11.87            --     2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                  $10.00            $10.79            --     2012
-----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                  $10.00            $11.04            --     2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 50% Portfolio -- Service Class 2            $10.00            $10.40            --     2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 60% Portfolio -- Service Class 2            $10.00            $10.47            --     2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2           $10.00            $10.65            --     2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                   $10.00            $10.80            --     2012
-----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2          $10.00            $10.26            --     2012
-----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                        $12.82            $14.35            --     2012
                                                                   14.71             12.82            --     2011
                                                                   11.70             14.71            --     2010
                                                                   10.00             11.70            --     2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $12.30            $13.73            --     2012
                                                                   12.71             12.30            --     2011
                                                                   11.70             12.71            --     2010
                                                                   10.00             11.70            --     2009
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                   $18.22            $20.80            --     2012
                                                                   16.97             18.22            --     2011
                                                                   13.46             16.97            --     2010
                                                                   10.00             13.46            --     2009
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                             $11.27            $12.37         3,241     2012
                                                                   11.90             11.27         2,370     2011
                                                                   11.13             11.90         2,373     2010
                                                                   10.00             11.13         1,499     2009
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares               $10.00            $ 9.91            --     2012
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                               $11.08            $13.42            --     2012
                                                                   12.18             11.08            --     2011
                                                                   11.71             12.18            --     2010
                                                                   10.00             11.71            --     2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares         $12.20            $14.42            --     2012
                                                                   13.65             12.20            --     2011
                                                                   12.06             13.65            --     2010
                                                                   10.00             12.06            --     2009
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares               $12.60            $14.36            --     2012
                                                                   12.93             12.60            --     2011
                                                                   11.42             12.93            --     2010
                                                                   10.00             11.42            --     2009
-----------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $13.05            $15.01          --       2012
                                                                                 13.67             13.05          --       2011
                                                                                 11.37             13.67          --       2010
                                                                                 10.00             11.37          --       2009
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.58            $15.17          --       2012
                                                                                 13.44             13.58          --       2011
                                                                                 12.01             13.44          --       2010
                                                                                 10.00             12.01          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $14.33            $14.63          --       2012
                                                                                 11.47             14.33          --       2011
                                                                                 10.51             11.47          --       2010
                                                                                 10.00             10.51          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $10.72            $11.09          --       2012
                                                                                 10.84             10.72          --       2011
                                                                                 10.54             10.84          --       2010
                                                                                 10.00             10.54          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $11.34            $12.15          --       2012
                                                                                 11.20             11.34          --       2011
                                                                                 10.60             11.20          --       2010
                                                                                 10.00             10.60          --       2009
-------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                $11.70            $11.10          --       2012
                                                                                 14.84             11.70          --       2011
                                                                                 11.91             14.84          --       2010
                                                                                 10.00             11.91          --       2009
-------------------------------------------------------------------------------------------------------------------------------

                    WITH SEPARATE ACCOUNT EXPENSES OF 2.40%



                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $ 9.09            $10.10          --
                                                                                       9.32              9.09          --
                                                                                       8.71              9.32          --
                                                                                      10.00              8.71          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $ 7.89            $ 8.88          --
                                                                                       8.69              7.89          --
                                                                                       7.91              8.69          --
                                                                                      10.00              7.91          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                          $ 7.73            $ 8.97          --
                                                                                       8.09              7.73          --
                                                                                       7.17              8.09          --
                                                                                      10.00              7.17          --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         $ 4.71            $ 5.25          --
                                                                                       5.99              4.71          --
                                                                                       5.88              5.99          --
                                                                                      10.00              5.88          --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $11.20            $12.54          --
                                                                                      11.01             11.20          --
                                                                                       8.26             11.01          --
                                                                                      10.00              8.26          --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.37            $11.92          --
                                                                                      10.43             11.37          --
                                                                                      10.17             10.43          --
                                                                                      10.00             10.17          --
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $ 8.45            $ 9.38          --
                                                                                       8.90              8.45          --
                                                                                       8.10              8.90          --
                                                                                      10.00              8.10          --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $10.20            $10.94          --
                                                                                      10.84             10.20          --
                                                                                      10.12             10.84          --
                                                                                      10.00             10.12          --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $ 8.92            $ 9.77          --
                                                                                       9.38              8.92          --
                                                                                       7.91              9.38          --
                                                                                      10.00              7.91          --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $ 6.95            $ 7.97          --
   Class 2                                                                             8.49              6.95          --
                                                                                       7.65              8.49          --
                                                                                      10.00              7.65          --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $10.44            $10.93          --
                                                                                      10.43             10.44          --
                                                                                       9.79             10.43          --
                                                                                      10.00              9.79          --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                    $ 7.61            $ 8.70             --    2012
                                                                    9.02              7.61             --    2011
                                                                    7.85              9.02             --    2010
                                                                   10.00              7.85             --    2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                  $10.00            $ 9.97             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                  $10.00            $ 8.36             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 50% Portfolio -- Service Class 2            $10.00            $10.38             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 60% Portfolio -- Service Class 2            $10.00            $10.46             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2           $10.00            $10.63             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                   $10.00            $10.79             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2          $10.00            $12.06             --    2012
-----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                        $ 9.27            $10.36             --    2012
                                                                   10.65              9.27             --    2011
                                                                    8.49             10.65             --    2010
                                                                   10.00              8.49             --    2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $ 7.58            $ 8.45             --    2012
                                                                    7.85              7.58             --    2011
                                                                    7.23              7.85             --    2010
                                                                   10.00              7.23             --    2009
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                   $10.06            $11.46             --    2012
                                                                    9.38             10.06             --    2011
                                                                    7.45              9.38             --    2010
                                                                   10.00              7.45             --    2009
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                             $ 8.54            $ 9.36        185,203    2012
                                                                    9.03              8.54        185,179    2011
                                                                    8.46              9.03        173,117    2010
                                                                   10.00              8.46         47,726    2009
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares               $10.00            $ 9.90             --    2012
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                               $ 9.19            $11.11             --    2012
                                                                   10.12              9.19             --    2011
                                                                    9.74             10.12             --    2010
                                                                   10.00              9.74             --    2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares         $ 8.41            $ 9.92             --    2012
                                                                    9.42              8.41             --    2011
                                                                    8.34              9.42             --    2010
                                                                   10.00              8.34             --    2009
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares               $ 8.72            $ 9.93             --    2012
                                                                    8.96              8.72             --    2011
                                                                    7.93              8.96             --    2010
                                                                   10.00              7.93             --    2009
-----------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.33            $ 9.57          --       2012
                                                                                  8.75              8.33          --       2011
                                                                                  7.28              8.75          --       2010
                                                                                 10.00              7.28          --       2009
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.41            $12.73          --       2012
                                                                                 11.31             11.41          --       2011
                                                                                 10.12             11.31          --       2010
                                                                                 10.00             10.12          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $15.38            $15.68          --       2012
                                                                                 12.33             15.38          --       2011
                                                                                 11.32             12.33          --       2010
                                                                                 10.00             11.32          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.34            $11.71          --       2012
                                                                                 11.49             11.34          --       2011
                                                                                 11.18             11.49          --       2010
                                                                                 10.00             11.18          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $12.78            $13.67          --       2012
                                                                                 12.64             12.78          --       2011
                                                                                 11.98             12.64          --       2010
                                                                                 10.00             11.98          --       2009
-------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                $ 9.95            $ 9.43          --       2012
                                                                                 12.64              9.95          --       2011
                                                                                 10.16             12.64          --       2010
                                                                                 10.00             10.16          --       2009
-------------------------------------------------------------------------------------------------------------------------------

                    WITH SEPARATE ACCOUNT EXPENSES OF 2.45%



                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $12.15            $13.50          --
                                                                                      12.46             12.15          --
                                                                                      11.66             12.46          --
                                                                                      10.00             11.66          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $11.85            $13.32          --
                                                                                      13.06             11.85          --
                                                                                      11.88             13.06          --
                                                                                      10.00             11.88          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                          $13.10            $15.20          --
                                                                                      13.72             13.10          --
                                                                                      12.16             13.72          --
                                                                                      10.00             12.16          --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                         $ 9.54            $10.63          --
                                                                                      12.14              9.54          --
                                                                                      11.94             12.14          --
                                                                                      10.00             11.94          --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $15.95            $17.85          --
                                                                                      15.69             15.95          --
                                                                                      11.78             15.69          --
                                                                                      10.00             11.78          --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $11.79            $12.35          --
                                                                                      10.81             11.79          --
                                                                                      10.55             10.81          --
                                                                                      10.00             10.55          --
--------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $12.54            $13.92          --
                                                                                      13.22             12.54          --
                                                                                      12.05             13.22          --
                                                                                      10.00             12.05          --
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $11.18            $11.99          --
                                                                                      11.89             11.18          --
                                                                                      11.10             11.89          --
                                                                                      10.00             11.10          --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $12.96            $14.18          --
                                                                                      13.64             12.96          --
                                                                                      11.50             13.64          --
                                                                                      10.00             11.50          --
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $10.22            $11.72          --
   Class 2                                                                            12.49             10.22          --
                                                                                      11.26             12.49          --
                                                                                      10.00             11.26          --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       $11.81            $12.36          --
                                                                                      11.80             11.81          --
                                                                                      11.09             11.80          --
                                                                                      10.00             11.09          --
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 2012
                                                                               2011
                                                                               2010
                                                                               2009
-----------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                    $11.50            $13.12          --       2012
                                                                   13.62             11.50          --       2011
                                                                   11.86             13.62          --       2010
                                                                   10.00             11.86          --       2009
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                  $10.00            $10.77          --       2012
-----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                  $10.00            $11.01          --       2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 50% Portfolio -- Service Class 2            $10.00            $10.38          --       2012
-----------------------------------------------------------------------------------------------------------------
  VIP FundsManager(R) 60% Portfolio -- Service Class 2            $10.00            $10.45          --       2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2           $10.00            $10.63          --       2012
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                   $10.00            $10.78          --       2012
-----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2          $10.00            $10.24          --       2012
-----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                        $12.75            $14.25          --       2012
                                                                   14.66             12.75          --       2011
                                                                   11.69             14.66          --       2010
                                                                   10.00             11.69          --       2009
-----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $12.23            $13.63          --       2012
                                                                   12.67             12.23          --       2011
                                                                   11.68             12.67          --       2010
                                                                   10.00             11.68          --       2009
-----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                   $18.13            $20.65          --       2012
                                                                   16.92             18.13          --       2011
                                                                   13.45             16.92          --       2010
                                                                   10.00             13.45          --       2009
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                             $11.21            $12.28          --       2012
                                                                   11.86             11.21          --       2011
                                                                   11.12             11.86          --       2010
                                                                   10.00             11.12          --       2009
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares               $10.00            $ 9.90          --       2012
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                               $11.03            $13.32          --       2012
                                                                   12.15             11.03          --       2011
                                                                   11.69             12.15          --       2010
                                                                   10.00             11.69          --       2009
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares         $12.14            $14.32          --       2012
                                                                   13.60             12.14          --       2011
                                                                   12.05             13.60          --       2010
                                                                   10.00             12.05          --       2009
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares               $12.53            $14.26          --       2012
                                                                   12.89             12.53          --       2011
                                                                   11.41             12.89          --       2010
                                                                   10.00             11.41          --       2009
-----------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $12.98            $14.90          --       2012
                                                                                 13.63             12.98          --       2011
                                                                                 11.35             13.63          --       2010
                                                                                 10.00             11.35          --       2009
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $13.51            $15.06          --       2012
                                                                                 13.40             13.51          --       2011
                                                                                 12.00             13.40          --       2010
                                                                                 10.00             12.00          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $14.25            $14.52          --       2012
                                                                                 11.43             14.25          --       2011
                                                                                 10.50             11.43          --       2010
                                                                                 10.00             10.50          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $10.66            $11.01          --       2012
                                                                                 10.81             10.66          --       2011
                                                                                 10.52             10.81          --       2010
                                                                                 10.00             10.52          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $11.28            $12.06          --       2012
                                                                                 11.16             11.28          --       2011
                                                                                 10.58             11.16          --       2010
                                                                                 10.00             10.58          --       2009
-------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                $11.64            $11.02          --       2012
                                                                                 14.79             11.64          --       2011
                                                                                 11.89             14.79          --       2010
                                                                                 10.00             11.89          --       2009
-------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


THE COMPANY............................................................................ B-3

THE SEPARATE ACCOUNT................................................................... B-4

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT..................................... B-4

THE CONTRACTS.......................................................................... B-4
   Transfer of Annuity Units........................................................... B-4
   Net Investment Factor............................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS................................................ B-4

CALCULATION OF PERFORMANCE DATA........................................................ B-5
   Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Money Market Fund. B-5
   Other Subaccounts................................................................... B-6
   Other Performance Data.............................................................. B-7

TAX MATTERS............................................................................ B-7
   Taxation of Genworth Life and Annuity Insurance Company............................. B-7
   IRS Required Distributions.......................................................... B-8

GENERAL PROVISIONS..................................................................... B-8
   Using the Contracts as Collateral................................................... B-8
   The Beneficiary..................................................................... B-8
   Non-Participating................................................................... B-8
   Misstatement of Age or Gender....................................................... B-8
   Incontestability.................................................................... B-8
   Statement of Values................................................................. B-8
   Trust as Owner or Beneficiary....................................................... B-8
   Written Notice...................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.......................... B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY.............................. B-9

EXPERTS................................................................................ B-9

FINANCIAL STATEMENTS................................................................... B-9


 Genworth Life and Annuity Insurance Company 6610 West Broad Street Richmond,
                                Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1165 4/05 (RetireReady/SM/ One) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1165 4/05

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2013, for the flexible purchase payment variable deferred annuity contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 2. The terms used in the current prospectus for the flexible purchase payment variable deferred annuity contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2013.

TABLE OF CONTENTS


THE COMPANY................................................................................ B-3

THE SEPARATE ACCOUNT....................................................................... B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT......................................... B-3

THE CONTRACTS.............................................................................. B-4
   Transfer of Annuity Units............................................................... B-4
   Net Investment Factor................................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.................................................... B-4

CALCULATION OF PERFORMANCE DATA............................................................ B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. B-5
   Other Subaccounts....................................................................... B-6
   Other Performance Data.................................................................. B-7

TAX MATTERS................................................................................ B-7
   Taxation of Genworth Life and Annuity Insurance Company................................. B-7
   IRS Required Distributions.............................................................. B-7

GENERAL PROVISIONS......................................................................... B-8
   Using the Contracts as Collateral....................................................... B-8
   The Beneficiary......................................................................... B-8
   Non-Participating....................................................................... B-8
   Misstatement of Age or Gender........................................................... B-8
   Incontestability........................................................................ B-8
   Statement of Values..................................................................... B-8
   Trust as Owner or Beneficiary........................................................... B-8
   Written Notice.......................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.............................. B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY.................................. B-9

EXPERTS.................................................................................... B-9

FINANCIAL STATEMENTS....................................................................... B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").


On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

On January 16, 2013, Genworth announced a proposed legal entity reorganization that would involve the creation of a new holding company over Genworth with Genworth becoming a direct, wholly-owned subsidiary of the new holding company. Following the completion of the reorganization, Genworth will continue to own its existing businesses except the U.S. mortgage insurance subsidiaries.


Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.



We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment and financial solutions to more than 15 million customers, with a presence in more than 25 countries.

In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance, group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreement backed notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia, and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

If available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by
(c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is the daily factor for the Valuation Period representing the asset charge deducted from the Subaccount adjusted for the number of days in the Valuation Period.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.   This agreement may be
terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. This agreement may be terminated by the parties upon

60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.


Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance
Trust -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.60% (for contracts without a surrender charge schedule), 1.55% (for contracts with the four-year surrender charge schedule) and 1.30% (for contracts with the seven-year surrender charge schedule) of the hypothetical investment in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account), and the Joint Annuitant charge (deducted daily at an effective annual rate of 0.20% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:


Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.


We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:


Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be lower than the yield for Goldman Sachs Variable Insurance Trust -- Money Market Fund.


Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

For contracts issued with a seven-year surrender charge schedule:


Goldman Sachs Variable Insurance Trust -- Money Market Fund:

Current Yield: -1.76% as of December 31, 2012
Effective Yield: -1.75% as of December 31, 2012


For contracts issued with a four-year surrender charge schedule:


Goldman Sachs Variable Insurance Trust -- Money Market Fund:

Current Yield: -2.01% as of December 31, 2012
Effective Yield: -1.99% as of December 31, 2012


For contracts issued with no surrender charge schedule:


Goldman Sachs Variable Insurance Trust -- Money Market Fund:

Current Yield: -2.07% as of December 31, 2012
Effective Yield: -2.04% as of December 31, 2012


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, the mortality and expense risk charge and the Joint Annuitant charge).

   (2) The annual contract charge is $40 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.40% of Contract Value. This charge is waived if the Contract Value is $50,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return will reflect the deduction of a surrender charge as applicable.

   (4) Standardized total return considers the maximum charges for all available optional riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Certain states require same-sex spouses, civil union partners or certain domestic partners treated as same-sex spouses to be considered married under terms of the contract that refer to a "spouse." The contract may be endorsed and filed to comply with state requirements in a manner that avoids a conflict with federal law. In particular an endorsement may provide for spousal continuation of the contract by a same-sex spouse, subject to the Section 72(s) distribution rules. We cannot guarantee, however, that such an endorsement would be sufficient to satisfy federal law. With or without such an endorsement provisions of state law treating same-sex couples as married may, when applied to the contract, cause the contract provisions referring to spouses to conflict with the federal Defense of Marriage Act in violation of Section 72(s).

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security for a loan. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity or tax consequences of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. It does not share in our profits or surplus. No dividends are payable.

Misstatement of Age or Gender

If any person's age or gender is misstated, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender. If any overpayments have been made, future payments will be adjusted. Any underpayments will be paid in full.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2012 and 2011, and for each of the years in the three-year period ended December 31, 2012, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2012 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries dated April 8, 2013 refers to the retrospective adoption of guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, as well as a retrospective change in the method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, our report refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2012

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               Table of Contents

                         Year ended December 31, 2012

                                                         PAGE
                                                         ----
Report of Independent Registered Public Accounting Firm.  F-1

Statements of Assets and Liabilities....................  F-3

Statements of Operations................................ F-12

Statements of Changes in Net Assets..................... F-21

Notes to Financial Statements........................... F-38

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life & Annuity VA Separate Account 2 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 2 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco Van Kampen V.I. American Franchise Fund -- Series I shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares, Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund --
Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Service Class 2, VIP FundsManager(R) 50% Portfolio -- Service Class 2, VIP FundsManager(R) 60% Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Value Strategies Portfolio -- Service
Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares, Genworth 60/40 Index Allocation Fund -- Service Shares, Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Growth Allocation Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth Moderate Allocation Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares, Janus Aspen Series -- Balanced Portfolio -- Service Shares, Forty Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term
U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo

Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2012, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 2 as of December 31, 2012, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 10, 2013

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                     Statements of Assets and Liabilities

                               December 31, 2012



                                           ------------

                                           INVESCO V.I.
                                             CAPITAL
                                           APPRECIATION
                                             FUND --
                              CONSOLIDATED   SERIES I
                                 TOTAL        SHARES
                              ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $917,132,797      --
Dividend receivable..........      133,373      --
Receivable for units sold....      170,455      --
                              ------------      --
       Total assets..........  917,436,625      --
                              ------------      --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      120,789      --
Payable for units
  withdrawn..................      616,864      --
                              ------------      --
       Total liabilities.....      737,653      --
                              ------------      --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  894,901,734      --
   Variable annuity
     contract owners in
     the annuitization
     period..................   21,797,238      --
                              ------------      --
       Net assets............ $916,698,972      --
                              ============      ==
Investments in
  securities at cost......... $866,281,117      --
                              ============      ==
Shares outstanding...........                   --
                                                ==

                               AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              -----------------------------------------------------------------------------
                                                         INVESCO VAN             INVESCO VAN  INVESCO VAN
                              INVESCO V.I. INVESCO V.I.  KAMPEN V.I. INVESCO VAN KAMPEN V.I.  KAMPEN V.I.
                                  CORE     INTERNATIONAL  AMERICAN   KAMPEN V.I. EQUITY AND      VALUE
                                 EQUITY       GROWTH      FRANCHISE   COMSTOCK     INCOME    OPPORTUNITIES
                                FUND --       FUND --      FUND --     FUND --     FUND --      FUND --
                                SERIES I     SERIES II    SERIES I    SERIES II   SERIES II    SERIES II
                                 SHARES       SHARES       SHARES      SHARES      SHARES       SHARES
                              ------------ ------------- ----------- ----------- ----------- -------------
ASSETS:
Investments at fair
  value (note 2b)............  1,028,759     6,145,530     57,842      920,624    2,015,923      9,225
Dividend receivable..........         --            --         --           --           --         --
Receivable for units sold....     16,363            --         --           --           --         --
                               ---------     ---------     ------      -------    ---------     ------
       Total assets..........  1,045,122     6,145,530     57,842      920,624    2,015,923      9,225
                               ---------     ---------     ------      -------    ---------     ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        118           753          5          106          287          1
Payable for units
  withdrawn..................         --         5,577         --          577          338          1
                               ---------     ---------     ------      -------    ---------     ------
       Total liabilities.....        118         6,330          5          683          625          2
                               ---------     ---------     ------      -------    ---------     ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,045,004     5,935,590     57,837      919,941    1,993,311      9,223
   Variable annuity
     contract owners in
     the annuitization
     period..................         --       203,610         --           --       21,987         --
                               ---------     ---------     ------      -------    ---------     ------
       Net assets............  1,045,004     6,139,200     57,837      919,941    2,015,298      9,223
                               =========     =========     ======      =======    =========     ======
Investments in
  securities at cost.........    912,095     5,511,322     59,324      758,160    1,581,876     11,745
                               =========     =========     ======      =======    =========     ======
Shares outstanding...........     34,133       207,060      1,594       69,639      133,948      1,305
                               =========     =========     ======      =======    =========     ======

                              ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                                       SERIES FUND, INC.
                              -----------------------------------


                              ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                               BALANCED WEALTH   GLOBAL THEMATIC
                                  STRATEGY           GROWTH
                                PORTFOLIO --      PORTFOLIO --
                                   CLASS B           CLASS B
                              ----------------- -----------------
ASSETS:
Investments at fair
  value (note 2b)............     2,350,808          80,254
Dividend receivable..........            --              --
Receivable for units sold....            --              --
                                  ---------          ------
       Total assets..........     2,350,808          80,254
                                  ---------          ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....           293              10
Payable for units
  withdrawn..................            79             303
                                  ---------          ------
       Total liabilities.....           372             313
                                  ---------          ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     2,337,155          79,941
   Variable annuity
     contract owners in
     the annuitization
     period..................        13,281              --
                                  ---------          ------
       Net assets............     2,350,436          79,941
                                  =========          ======
Investments in
  securities at cost.........     2,205,050          79,399
                                  =========          ======
Shares outstanding...........       195,738           4,888
                                  =========          ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012



                                                                                                   AMERICAN CENTURY
                                                                                                       VARIABLE
                             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)    PORTFOLIOS II, INC.
                          ----------------------------------------------------------------------- -------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                             GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP        VP INFLATION
                               INCOME             VALUE            GROWTH            GROWTH           PROTECTION
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --          FUND --
                               CLASS B           CLASS B           CLASS B           CLASS B           CLASS II
                          ----------------- ----------------- ----------------- ----------------- -------------------
ASSETS:
Investments at fair
 value (note 2b).........      $59,822          7,824,040          130,992          1,255,655          9,766,819
Dividend receivable......           --                 --               --                 --                 --
Receivable for units sold           --                 --               --                 --              4,803
                               -------          ---------          -------          ---------          ---------
    Total assets.........       59,822          7,824,040          130,992          1,255,655          9,771,622
                               -------          ---------          -------          ---------          ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..            6                943               12                161              1,205
Payable for units
 withdrawn...............           --             24,286               --                 10                 --
                               -------          ---------          -------          ---------          ---------
    Total liabilities....            6             25,229               12                171              1,205
                               -------          ---------          -------          ---------          ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................       59,816          7,452,333          130,980          1,255,484          9,436,587
 Variable annuity
   contract owners in
   the annuitization
   period................           --            346,478               --                 --            333,830
                               -------          ---------          -------          ---------          ---------
    Net assets...........      $59,816          7,798,811          130,980          1,255,484          9,770,417
                               =======          =========          =======          =========          =========
Investments in
 securities at cost......      $48,455          8,000,569          106,395          1,030,635          9,118,466
                               =======          =========          =======          =========          =========
Shares outstanding.......        2,896            609,349            4,312             68,391            811,872
                               =======          =========          =======          =========          =========

                                                                                    COLUMBIA
                                                                                     FUNDS
                                                                                    VARIABLE
                                                                                   INSURANCE
                                  BLACKROCK VARIABLE SERIES FUNDS, INC.             TRUST I
                          ------------------------------------------------------ --------------
                                           BLACKROCK
                                             GLOBAL     BLACKROCK    BLACKROCK      COLUMBIA
                             BLACKROCK     ALLOCATION   LARGE CAP      VALUE        VARIABLE
                          BASIC VALUE V.I.    V.I.     GROWTH V.I. OPPORTUNITIES  PORTFOLIO --
                              FUND --       FUND --      FUND --   V.I. FUND --     MARSICO
                             CLASS III     CLASS III    CLASS III    CLASS III   GROWTH FUND --
                               SHARES        SHARES      SHARES       SHARES        CLASS 1
                          ---------------- ----------- ----------- ------------- --------------
ASSETS:
Investments at fair
 value (note 2b).........    1,128,433     220,684,712   32,027       115,598      1,652,151
Dividend receivable......           --              --       --            --             --
Receivable for units sold           --              --       --            --             --
                             ---------     -----------   ------       -------      ---------
    Total assets.........    1,128,433     220,684,712   32,027       115,598      1,652,151
                             ---------     -----------   ------       -------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          136          29,735        4            12            203
Payable for units
 withdrawn...............          919         309,460        1           206            433
                             ---------     -----------   ------       -------      ---------
    Total liabilities....        1,055         339,195        5           218            636
                             ---------     -----------   ------       -------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    1,127,378     212,290,218   32,022       115,380      1,651,515
 Variable annuity
   contract owners in
   the annuitization
   period................           --       8,055,299       --            --             --
                             ---------     -----------   ------       -------      ---------
    Net assets...........    1,127,378     220,345,517   32,022       115,380      1,651,515
                             =========     ===========   ======       =======      =========
Investments in
 securities at cost......    1,022,652     214,499,683   34,489        88,338      1,449,512
                             =========     ===========   ======       =======      =========
Shares outstanding.......       88,574      15,389,450    2,787         7,270         74,455
                             =========     ===========   ======       =======      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                            COLUMBIA
                              FUNDS
                            VARIABLE
                            INSURANCE
                             TRUST I      EATON VANCE
                           (CONTINUED)   VARIABLE TRUST   FEDERATED INSURANCE SERIES
                          ------------- ---------------- ----------------------------- ------------
                            COLUMBIA
                            VARIABLE
                          PORTFOLIO --
                             MARSICO                                                       VIP
                          INTERNATIONAL                  FEDERATED HIGH   FEDERATED      BALANCED
                          OPPORTUNITIES                   INCOME BOND      KAUFMANN    PORTFOLIO --
                             FUND --    VT FLOATING-RATE   FUND II --     FUND II --     SERVICE
                             CLASS 2      INCOME FUND    SERVICE SHARES SERVICE SHARES   CLASS 2
                          ------------- ---------------- -------------- -------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........  $3,779,438      6,769,640        345,037        898,384      3,171,951
Dividend receivable......          --         24,071             --             --             --
Receivable for units sold          --            471             --             --            930
                           ----------      ---------        -------        -------      ---------
    Total assets.........   3,779,438      6,794,182        345,037        898,384      3,172,881
                           ----------      ---------        -------        -------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         465            840             33            115            399
Payable for units
 withdrawn...............       6,528             --             87              3             --
                           ----------      ---------        -------        -------      ---------
    Total liabilities....       6,993            840            120            118            399
                           ----------      ---------        -------        -------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   3,635,395      6,591,639        344,917        898,266      3,038,130
 Variable annuity
   contract owners in
   the annuitization
   period................     137,050        201,703             --             --        134,352
                           ----------      ---------        -------        -------      ---------
    Net assets...........  $3,772,445      6,793,342        344,917        898,266      3,172,482
                           ==========      =========        =======        =======      =========
Investments in
 securities at cost......  $3,567,649      6,696,141        322,995        819,162      2,929,693
                           ==========      =========        =======        =======      =========
Shares outstanding.......     244,150        715,607         48,392         60,743        204,247
                           ==========      =========        =======        =======      =========





                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          --------------------------------------------------------------------------


                                        VIP DYNAMIC      VIP
                               VIP        CAPITAL      EQUITY-          VIP              VIP
                          CONTRAFUND(R) APPRECIATION    INCOME    FUNDSMANAGER(R)  FUNDSMANAGER(R)
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- 50% PORTFOLIO -- 60% PORTFOLIO --
                             SERVICE      SERVICE      SERVICE        SERVICE          SERVICE
                             CLASS 2      CLASS 2      CLASS 2        CLASS 2          CLASS 2
                          ------------- ------------ ------------ ---------------- ----------------
ASSETS:
Investments at fair
 value (note 2b).........  21,917,677     201,360     12,389,215     47,181,526      145,081,617
Dividend receivable......          --          --             --             --               --
Receivable for units sold       4,409          --             --             --               --
                           ----------     -------     ----------     ----------      -----------
    Total assets.........  21,922,086     201,360     12,389,215     47,181,526      145,081,617
                           ----------     -------     ----------     ----------      -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       2,558          27          1,483          6,218           18,631
Payable for units
 withdrawn...............          --          --          1,006        124,383           32,200
                           ----------     -------     ----------     ----------      -----------
    Total liabilities....       2,558          27          2,489        130,601           50,831
                           ----------     -------     ----------     ----------      -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  21,042,937     201,333     11,982,555     47,050,925      145,030,786
 Variable annuity
   contract owners in
   the annuitization
   period................     876,591          --        404,171             --               --
                           ----------     -------     ----------     ----------      -----------
    Net assets...........  21,919,528     201,333     12,386,726     47,050,925      145,030,786
                           ==========     =======     ==========     ==========      ===========
Investments in
 securities at cost......  19,975,592     152,173     12,135,141     45,191,739      138,099,708
                           ==========     =======     ==========     ==========      ===========
Shares outstanding.......     842,988      20,484        631,458      4,455,290       13,910,030
                           ==========     =======     ==========     ==========      ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012


                                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -------------------------------------------------------------------------------------------
                                  VIP           VIP                       VIP          VIP                       VIP
                                GROWTH &      GROWTH         VIP         GROWTH     INVESTMENT      VIP         VALUE
                                 INCOME    OPPORTUNITIES    GROWTH       STOCK      GRADE BOND    MID CAP     STRATEGIES
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                SERVICE       SERVICE      SERVICE      SERVICE      SERVICE      SERVICE      SERVICE
                                CLASS 2       CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $72,606      4,526,900     284,257     4,568,245    14,934,712   11,509,779    180,224
Dividend receivable..........        --             --          --            --            --           --         --
Receivable for units sold....        --          1,382          --         2,619         6,483           --         --
                                -------      ---------     -------     ---------    ----------   ----------    -------
       Total assets..........    72,606      4,528,282     284,257     4,570,864    14,941,195   11,509,779    180,224
                                -------      ---------     -------     ---------    ----------   ----------    -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         7            553          27           552         1,814        1,398         17
Payable for units
  withdrawn..................         2             --           1            --            --        7,937          1
                                -------      ---------     -------     ---------    ----------   ----------    -------
       Total liabilities.....         9            553          28           552         1,814        9,335         18
                                -------      ---------     -------     ---------    ----------   ----------    -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    72,597      4,392,882     284,229     4,368,181    14,336,200   11,092,520    180,206
   Variable annuity
     contract owners in
     the annuitization
     period..................        --        134,847          --       202,131       603,181      407,924         --
                                -------      ---------     -------     ---------    ----------   ----------    -------
       Net assets............   $72,597      4,527,729     284,229     4,570,312    14,939,381   11,500,444    180,206
                                =======      =========     =======     =========    ==========   ==========    =======
Investments in
  securities at cost.........   $60,834      4,189,916     272,713     4,188,223    15,011,719   11,602,728    145,326
                                =======      =========     =======     =========    ==========   ==========    =======
Shares outstanding...........     5,060        209,579       6,827       290,601     1,167,687      383,915     16,120
                                =======      =========     =======     =========    ==========   ==========    =======

                                    FRANKLIN TEMPLETON VARIABLE INSURANCE
                                               PRODUCTS TRUST
                              -------------------------------------------------

                                              FRANKLIN TEMPLETON
                              FRANKLIN INCOME    VIP FOUNDING    MUTUAL SHARES
                                SECURITIES     FUNDS ALLOCATION    SECURITIES
                                  FUND --          FUND --          FUND --
                              CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES
                              --------------- ------------------ --------------
ASSETS:
Investments at fair
  value (note 2b)............   19,306,097        7,019,578        2,643,237
Dividend receivable..........           --               --               --
Receivable for units sold....           --               --               --
                                ----------        ---------        ---------
       Total assets..........   19,306,097        7,019,578        2,643,237
                                ----------        ---------        ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        2,722            1,035              297
Payable for units
  withdrawn..................        8,068            8,987           17,385
                                ----------        ---------        ---------
       Total liabilities.....       10,790           10,022           17,682
                                ----------        ---------        ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   17,633,786        6,474,505        2,625,555
   Variable annuity
     contract owners in
     the annuitization
     period..................    1,661,521          535,051               --
                                ----------        ---------        ---------
       Net assets............   19,295,307        7,009,556        2,625,555
                                ==========        =========        =========
Investments in
  securities at cost.........   18,964,231        6,449,305        2,310,807
                                ==========        =========        =========
Shares outstanding...........    1,281,095          824,862          153,498
                                ==========        =========        =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012


                                  FRANKLIN
                                 TEMPLETON
                                  VARIABLE
                                 INSURANCE
                               PRODUCTS TRUST
                                (CONTINUED)                                               GE INVESTMENTS FUNDS, INC.
                              ---------------- --------------------------------------------------------------------------
                                               CORE VALUE                                         PREMIER     REAL ESTATE
                              TEMPLETON GROWTH   EQUITY                     MID-CAP                GROWTH     SECURITIES
                                 SECURITIES     FUND --   INCOME FUND -- EQUITY FUND -- MONEY  EQUITY FUND --   FUND --
                                  FUND --       CLASS 1      CLASS 1        CLASS 1     MARKET    CLASS 1       CLASS 1
                               CLASS 2 SHARES    SHARES       SHARES         SHARES      FUND      SHARES       SHARES
                              ---------------- ---------- -------------- -------------- ------ -------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............     $610,389       82,426      118,945           --         --          1        2,976,569
Dividend receivable..........           --           --           --           --         --         --               --
Receivable for units sold....           --           --           --           --         --         --               --
                                  --------       ------      -------           --         --         --        ---------
       Total assets..........      610,389       82,426      118,945           --         --          1        2,976,569
                                  --------       ------      -------           --         --         --        ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....           61            8           14           --         --          1              356
Payable for units
  withdrawn..................          123           --           --           --         --         --            3,674
                                  --------       ------      -------           --         --         --        ---------
       Total liabilities.....          184            8           14           --         --          1            4,030
                                  --------       ------      -------           --         --         --        ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................      610,205       82,418      118,931           --         --         --        2,903,994
   Variable annuity
     contract owners in
     the annuitization
     period..................           --           --           --           --         --         --           68,545
                                  --------       ------      -------           --         --         --        ---------
       Net assets............     $610,205       82,418      118,931           --         --         --        2,972,539
                                  ========       ======      =======           ==         ==         ==        =========
Investments in
  securities at cost.........     $561,758       84,870      118,450           --         --         --        2,301,624
                                  ========       ======      =======           ==         ==         ==        =========
Shares outstanding...........       50,993        8,524       10,158           --         --         --          224,308
                                  ========       ======      =======           ==         ==         ==        =========






                              ---------------------------------------

                                           SMALL-CAP    TOTAL RETURN
                              S&P 500(R) EQUITY FUND --   FUND --
                                INDEX       CLASS 1       CLASS 3
                                 FUND        SHARES        SHARES
                              ---------- -------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............ 1,067,558      78,842     238,132,035
Dividend receivable..........        --          --              --
Receivable for units sold....        --          --              --
                              ---------      ------     -----------
       Total assets.......... 1,067,558      78,842     238,132,035
                              ---------      ------     -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       123           8          33,283
Payable for units
  withdrawn..................        --         223          39,269
                              ---------      ------     -----------
       Total liabilities.....       123         231          72,552
                              ---------      ------     -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 1,067,435      78,611     234,726,857
   Variable annuity
     contract owners in
     the annuitization
     period..................        --          --       3,332,626
                              ---------      ------     -----------
       Net assets............ 1,067,435      78,611     238,059,483
                              =========      ======     ===========
Investments in
  securities at cost.........   964,094      67,604     218,858,274
                              =========      ======     ===========
Shares outstanding...........    42,213       5,897      13,764,858
                              =========      ======     ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                                  GE
                              INVESTMENTS
                              FUNDS, INC.
                              (CONTINUED)                                  GENWORTH VARIABLE INSURANCE TRUST
                              ----------- -----------------------------------------------------------------------------
                                                                                  GENWORTH                  GENWORTH
                                           GENWORTH   GENWORTH                      EATON                    GOLDMAN
                                            40/60      60/40    GENWORTH GENWORTH   VANCE     GENWORTH        SACHS
                                            INDEX      INDEX    CALAMOS  DAVIS NY LARGE CAP   ENHANCED      ENHANCED
                              U.S. EQUITY ALLOCATION ALLOCATION  GROWTH  VENTURE    VALUE   INTERNATIONAL   CORE BOND
                                FUND --    FUND --    FUND --   FUND --  FUND --   FUND --  INDEX FUND -- INDEX FUND --
                                CLASS 1    SERVICE    SERVICE   SERVICE  SERVICE   SERVICE     SERVICE       SERVICE
                                SHARES      SHARES     SHARES    SHARES   SHARES   SHARES      SHARES        SHARES
                              ----------- ---------- ---------- -------- -------- --------- ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............   $95,483       --         --        --       --       --          --            --
Dividend receivable..........        --       --         --        --       --       --          --            --
Receivable for units sold....        --       --         --        --       --       --          --            --
                                -------       --         --        --       --       --          --            --
       Total assets..........    95,483       --         --        --       --       --          --            --
                                -------       --         --        --       --       --          --            --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         9       --         --        --       --       --          --            --
Payable for units
  withdrawn..................        --       --         --        --       --       --          --            --
                                -------       --         --        --       --       --          --            --
       Total liabilities.....         9       --         --        --       --       --          --            --
                                -------       --         --        --       --       --          --            --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    95,474       --         --        --       --       --          --            --
   Variable annuity
     contract owners in
     the annuitization
     period..................        --       --         --        --       --       --          --            --
                                -------       --         --        --       --       --          --            --
       Net assets............   $95,474       --         --        --       --       --          --            --
                                =======       ==         ==        ==       ==       ==          ==            ==
Investments in
  securities at cost.........   $83,623       --         --        --       --       --          --            --
                                =======       ==         ==        ==       ==       ==          ==            ==
Shares outstanding...........     2,717       --         --        --       --       --          --            --
                                =======       ==         ==        ==       ==       ==          ==            ==




                              -----------------------
                                          GENWORTH
                                         LEGG MASON
                               GENWORTH  CLEARBRIDGE
                                GROWTH   AGGRESSIVE
                              ALLOCATION   GROWTH
                               FUND --     FUND --
                               SERVICE     SERVICE
                                SHARES     SHARES
                              ---------- -----------
ASSETS:
Investments at fair
  value (note 2b)............     --         --
Dividend receivable..........     --         --
Receivable for units sold....     --         --
                                  --         --
       Total assets..........     --         --
                                  --         --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....     --         --
Payable for units
  withdrawn..................     --         --
                                  --         --
       Total liabilities.....     --         --
                                  --         --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     --         --
   Variable annuity
     contract owners in
     the annuitization
     period..................     --         --
                                  --         --
       Net assets............     --         --
                                  ==         ==
Investments in
  securities at cost.........     --         --
                                  ==         ==
Shares outstanding...........     --         --
                                  ==         ==

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012


                                                                GOLDMAN SACHS
                                                                  VARIABLE
                              GENWORTH VARIABLE INSURANCE TRUST   INSURANCE
                                        (CONTINUED)                 TRUST        JANUS ASPEN SERIES
                              --------------------------------  ------------- -------------------------

                                                      GENWORTH
                               GENWORTH    GENWORTH  PYRAMIS(R)
                               MODERATE     PIMCO    SMALL/MID  GOLDMAN SACHS
                              ALLOCATION  STOCKSPLUS  CAP CORE  MONEY MARKET    BALANCED      FORTY
                               FUND --     FUND --    FUND --      FUND --    PORTFOLIO -- PORTFOLIO --
                               SERVICE     SERVICE    SERVICE      SERVICE      SERVICE      SERVICE
                                SHARES      SHARES     SHARES      SHARES        SHARES       SHARES
                              ----------  ---------- ---------- ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............    $--          --         --       6,442,994    7,514,009    6,132,734
Dividend receivable..........     --          --         --              34           --           --
Receivable for units sold....     --          --         --         109,964       11,687          591
                                 ---          --         --       ---------    ---------    ---------
       Total assets..........     --          --         --       6,552,992    7,525,696    6,133,325
                                 ---          --         --       ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....     --          --         --             786          984          769
Payable for units
  withdrawn..................     --          --         --              --           --           --
                                 ---          --         --       ---------    ---------    ---------
       Total liabilities.....     --          --         --             786          984          769
                                 ---          --         --       ---------    ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     --          --         --       6,271,666    6,725,937    5,929,634
   Variable annuity
     contract owners in
     the annuitization
     period..................     --          --         --         280,540      798,775      202,922
                                 ---          --         --       ---------    ---------    ---------
       Net assets............    $--          --         --       6,552,206    7,524,712    6,132,556
                                 ===          ==         ==       =========    =========    =========
Investments in
  securities at cost.........    $--          --         --       6,442,994    7,463,988    5,081,874
                                 ===          ==         ==       =========    =========    =========
Shares outstanding...........     --          --         --       6,442,994      264,392      152,253
                                 ===          ==         ==       =========    =========    =========

                                                                     MFS(R) VARIABLE
                                       LEGG MASON PARTNERS              INSURANCE
                                      VARIABLE EQUITY TRUST               TRUST
                              -------------------------------------- ----------------
                                            LEGG MASON   LEGG MASON
                               LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                              CLEARBRIDGE    VARIABLE     VARIABLE
                                VARIABLE      EQUITY    FUNDAMENTAL  MFS(R) INVESTORS
                               AGGRESSIVE     INCOME      ALL CAP      GROWTH STOCK
                                 GROWTH      BUILDER       VALUE        SERIES --
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS
                                CLASS II     CLASS II     CLASS I         SHARES
                              ------------ ------------ ------------ ----------------
ASSETS:
Investments at fair
  value (note 2b)............    87,059       9,450         9,343         10,546
Dividend receivable..........        --          --            --             --
Receivable for units sold....        --          --            --             --
                                 ------       -----        ------         ------
       Total assets..........    87,059       9,450         9,343         10,546
                                 ------       -----        ------         ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         8           2             1              1
Payable for units
  withdrawn..................        --          --             1              1
                                 ------       -----        ------         ------
       Total liabilities.....         8           2             2              2
                                 ------       -----        ------         ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    87,051          --         9,341         10,544
   Variable annuity
     contract owners in
     the annuitization
     period..................        --       9,448            --             --
                                 ------       -----        ------         ------
       Net assets............    87,051       9,448         9,341         10,544
                                 ======       =====        ======         ======
Investments in
  securities at cost.........    75,560       8,234        10,279          9,938
                                 ======       =====        ======         ======
Shares outstanding...........     4,621         813           454            884
                                 ======       =====        ======         ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012


                                MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
                              ----------------------------------------------- ------------------------------------------------

                                                                                          OPPENHEIMER  OPPENHEIMER
                              MFS(R) INVESTORS MFS(R) TOTAL                   OPPENHEIMER   CAPITAL      GLOBAL    OPPENHEIMER
                                   TRUST          RETURN     MFS(R) UTILITIES  BALANCED   APPRECIATION SECURITIES  MAIN STREET
                                 SERIES --       SERIES --      SERIES --     FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                               SERVICE CLASS   SERVICE CLASS  SERVICE CLASS     SERVICE     SERVICE      SERVICE     SERVICE
                                   SHARES         SHARES          SHARES        SHARES       SHARES      SHARES      SHARES
                              ---------------- ------------- ---------------- ----------- ------------ ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............      $6,769        3,554,934       494,409        651,507     285,840     5,807,943   9,616,437
Dividend receivable..........          --               --            --             --          --            --          --
Receivable for units sold....          --            1,455            --            119          22            --       1,157
                                   ------        ---------       -------        -------     -------     ---------   ---------
       Total assets..........       6,769        3,556,389       494,409        651,626     285,862     5,807,943   9,617,594
                                   ------        ---------       -------        -------     -------     ---------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....           1              437            58             94          29           697       1,139
Payable for units
  withdrawn..................           1               --            --             --          --         7,372          --
                                   ------        ---------       -------        -------     -------     ---------   ---------
       Total liabilities.....           2              437            58             94          29         8,069       1,139
                                   ------        ---------       -------        -------     -------     ---------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................       6,767        3,457,457       494,351        552,643     285,833     5,595,797   9,211,044
   Variable annuity
     contract owners in
     the annuitization
     period..................          --           98,495            --         98,889          --       204,077     405,411
                                   ------        ---------       -------        -------     -------     ---------   ---------
       Net assets............      $6,767        3,555,952       494,351        651,532     285,833     5,799,874   9,616,455
                                   ======        =========       =======        =======     =======     =========   =========
Investments in
  securities at cost.........      $6,717        3,222,598       439,298        631,024     234,262     4,808,888   7,434,432
                                   ======        =========       =======        =======     =======     =========   =========
Shares outstanding...........         297          179,542        18,117         52,668       6,400       180,091     404,392
                                   ======        =========       =======        =======     =======     =========   =========

                                                  PIMCO VARIABLE
                                                  INSURANCE TRUST
                              -----------------------------------------
                               OPPENHEIMER
                               MAIN STREET
                                SMALL- &     ALL ASSET     HIGH YIELD
                                 MID-CAP    PORTFOLIO --  PORTFOLIO --
                              FUND(R)/VA --   ADVISOR    ADMINISTRATIVE
                                 SERVICE       CLASS         CLASS
                                 SHARES        SHARES        SHARES
                              ------------- ------------ --------------
ASSETS:
Investments at fair
  value (note 2b)............   9,285,237     448,759      5,313,200
Dividend receivable..........          --          --         24,214
Receivable for units sold....          --          --             --
                                ---------     -------      ---------
       Total assets..........   9,285,237     448,759      5,337,414
                                ---------     -------      ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,129          46            675
Payable for units
  withdrawn..................      14,129         219          1,349
                                ---------     -------      ---------
       Total liabilities.....      15,258         265          2,024
                                ---------     -------      ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   8,858,349     448,494      5,200,656
   Variable annuity
     contract owners in
     the annuitization
     period..................     411,630          --        134,734
                                ---------     -------      ---------
       Net assets............   9,269,979     448,494      5,335,390
                                =========     =======      =========
Investments in
  securities at cost.........   7,131,784     429,222      4,974,746
                                =========     =======      =========
Shares outstanding...........     465,192      39,091        659,206
                                =========     =======      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012


                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)          THE PRUDENTIAL SERIES FUND
                              --------------------------------------------- ----------------------------------------
                                 LONG-TERM
                              U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN  JENNISON 20/20                NATURAL
                               PORTFOLIO --    PORTFOLIO --   PORTFOLIO --      FOCUS        JENNISON    RESOURCES
                              ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE  PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                                   CLASS          CLASS          CLASS         CLASS II      CLASS II     CLASS II
                                  SHARES          SHARES         SHARES         SHARES        SHARES       SHARES
                              --------------- -------------- -------------- -------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............   $1,467,765      21,707,790     27,900,517      321,208        52,929     4,715,913
Dividend receivable..........        2,542          34,779         47,733           --            --            --
Receivable for units sold....          943           4,611          2,446           --            --            --
                                ----------      ----------     ----------      -------        ------     ---------
       Total assets..........    1,471,250      21,747,180     27,950,696      321,208        52,929     4,715,913
                                ----------      ----------     ----------      -------        ------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          179           2,679          3,421           34             5           562
Payable for units
  withdrawn..................           --              --             --            1            --         1,723
                                ----------      ----------     ----------      -------        ------     ---------
       Total liabilities.....          179           2,679          3,421           35             5         2,285
                                ----------      ----------     ----------      -------        ------     ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    1,471,071      20,938,881     27,342,858      321,173        52,924     4,645,526
   Variable annuity
     contract owners in
     the annuitization
     period..................           --         805,620        604,417           --            --        68,102
                                ----------      ----------     ----------      -------        ------     ---------
       Net assets............   $1,471,071      21,744,501     27,947,275      321,173        52,924     4,713,628
                                ==========      ==========     ==========      =======        ======     =========
Investments in
  securities at cost.........   $1,456,241      20,906,163     27,038,070      303,505        41,651     5,395,299
                                ==========      ==========     ==========      =======        ======     =========
Shares outstanding...........      118,847       2,013,710      2,415,629       20,630         1,998       140,732
                                ==========      ==========     ==========      =======        ======     =========

                               WELLS FARGO
                              VARIABLE TRUST
                              --------------

                               WELLS FARGO
                               ADVANTAGE VT
                               OMEGA GROWTH
                                 FUND --
                                 CLASS 2
                              --------------
ASSETS:
Investments at fair
  value (note 2b)............     92,563
Dividend receivable..........         --
Receivable for units sold....         --
                                  ------
       Total assets..........     92,563
                                  ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          9
Payable for units
  withdrawn..................          1
                                  ------
       Total liabilities.....         10
                                  ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     92,553
   Variable annuity
     contract owners in
     the annuitization
     period..................         --
                                  ------
       Net assets............     92,553
                                  ======
Investments in
  securities at cost.........     90,093
                                  ======
Shares outstanding...........      3,683
                                  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           Statements of Operations

                                                                        AIM VARIABLE INSURANCE FUNDS
                                                                     (INVESCO VARIABLE INSURANCE FUNDS)
                                       --------------------------------------------------------------------
                                                                                  INVESCO VAN
                                        INVESCO V.I.  INVESCO V.I. INVESCO V.I.   KAMPEN V.I.   INVESCO VAN
                                          CAPITAL         CORE     INTERNATIONAL    AMERICAN    KAMPEN V.I.
                                        APPRECIATION     EQUITY       GROWTH       FRANCHISE     COMSTOCK
                                          FUND --       FUND --       FUND --       FUND --       FUND --
                          CONSOLIDATED    SERIES I      SERIES I     SERIES II      SERIES I     SERIES II
                             TOTAL         SHARES        SHARES       SHARES         SHARES       SHARES
                          ------------ -------------- ------------ ------------- -------------- -----------
                                        PERIOD FROM                               PERIOD FROM
                                        JANUARY 1 TO          YEAR ENDED          JANUARY 1 TO
                                       APRIL 27, 2012     DECEMBER 31, 2012      APRIL 27, 2012
                                       -------------- -------------------------  -------------- -----------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $14,291,063         --          9,460        77,379            --        12,953
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  14,810,619        218         13,332        88,899           445        12,820
                          -----------      -----         ------       -------        ------       -------
Net investment income
  (expense)..............    (519,556)      (218)        (3,872)      (11,520)         (445)          133
                          -----------      -----         ------       -------        ------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   7,790,984      8,020         12,498        56,531           (25)       26,736
   Change in unrealized
     appreciation
     (depreciation)......  67,020,279         20         87,167       642,389        (1,483)      112,023
   Capital gain
     distributions.......   5,533,288         --             --            --            --            --
                          -----------      -----         ------       -------        ------       -------
Net realized and
  unrealized gain (loss)
  on investments.........  80,344,551      8,040         99,665       698,920        (1,508)      138,759
                          -----------      -----         ------       -------        ------       -------
Increase (decrease) in
  net assets from
  operations............. $79,824,995      7,822         95,793       687,400        (1,953)      138,892
                          ===========      =====         ======       =======        ======       =======

                                                    ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                                                             SERIES FUND, INC.
                          ------------------------- ----------------------------------
                          INVESCO VAN  INVESCO VAN
                          KAMPEN V.I.  KAMPEN V.I.
                          EQUITY AND      VALUE     ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INCOME    OPPORTUNITIES  BALANCED WEALTH   GLOBAL THEMATIC
                            FUND --      FUND --        STRATEGY           GROWTH
                           SERIES II    SERIES II     PORTFOLIO --      PORTFOLIO --
                            SHARES       SHARES          CLASS B           CLASS B
                          ----------- ------------- ----------------- -----------------


                                     YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    34,461         108           44,875               --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    34,682         107           35,631            1,295
                            -------      ------          -------           ------
Net investment income
  (expense)..............      (221)          1            9,244           (1,295)
                            -------      ------          -------           ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    63,129      (3,438)           8,073            1,458
   Change in unrealized
     appreciation
     (depreciation)......   132,127       5,033          235,744           14,093
   Capital gain
     distributions.......        --          --               --               --
                            -------      ------          -------           ------
Net realized and
  unrealized gain (loss)
  on investments.........   195,256       1,595          243,817           15,551
                            -------      ------          -------           ------
Increase (decrease) in
  net assets from
  operations.............   195,035       1,596          253,061           14,256
                            =======      ======          =======           ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                                                                                              AMERICAN CENTURY
                                           ALLIANCEBERNSTEIN VARIABLE                             VARIABLE
                                     PRODUCTS SERIES FUND, INC. (CONTINUED)                  PORTFOLIOS II, INC.
                     ----------------------------------------------------------------------  ------------------- ------------

                     ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN                      BLACKROCK
                        GROWTH AND       INTERNATIONAL       LARGE CAP         SMALL CAP        VP INFLATION     BASIC VALUE
                          INCOME             VALUE            GROWTH            GROWTH           PROTECTION      V.I. FUND --
                       PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --          FUND --        CLASS III
                          CLASS B           CLASS B           CLASS B           CLASS B           CLASS II          SHARES
                     ----------------- ----------------- ----------------- ----------------- ------------------- ------------
                                                                                      YEAR ENDED DECEMBER 31, 2012
                     --------------------------------------------------------------------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........      $  779             106,930              39                 --            232,505          17,214
 Mortality and
   expense risk and
   administrative
   charges (note 4a)         679             111,935           1,492             19,878            145,534          16,808
                          ------           ---------          ------            -------            -------         -------
Net investment
 income (expense)...         100              (5,005)         (1,453)           (19,878)            86,971             406
                          ------           ---------          ------            -------            -------         -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........       1,342            (156,968)            492             54,790            170,819          18,691
 Change in
   unrealized
   appreciation
   (depreciation)...       6,158           1,000,643          18,568             65,026             52,486          95,419
 Capital gain
   distributions....          --                  --              --             44,639            227,993              --
                          ------           ---------          ------            -------            -------         -------
Net realized and
 unrealized gain
 (loss) on
 investments........       7,500             843,675          19,060            164,455            451,298         114,110
                          ------           ---------          ------            -------            -------         -------
Increase (decrease)
 in net assets from
 operations.........      $7,600             838,670          17,607            144,577            538,269         114,516
                          ======           =========          ======            =======            =======         =======

                                                                COLUMBIA
                                                             FUNDS VARIABLE
                          BLACKROCK VARIABLE                   INSURANCE
                          SERIES FUNDS, INC.                    TRUST I
                     --------------------------------------- --------------
                      BLACKROCK    BLACKROCK     BLACKROCK      COLUMBIA
                        GLOBAL     LARGE CAP       VALUE        VARIABLE
                      ALLOCATION     GROWTH    OPPORTUNITIES  PORTFOLIO --
                     V.I. FUND -- V.I. FUND -- V.I. FUND --     MARSICO
                      CLASS III    CLASS III     CLASS III   GROWTH FUND --
                        SHARES       SHARES       SHARES        CLASS 1
                     ------------ ------------ ------------- --------------

                     ------------------------------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........   3,226,738       382           434         12,138
 Mortality and
   expense risk and
   administrative
   charges (note 4a)   3,678,994       419         1,426         24,819
                      ----------     -----        ------        -------
Net investment
 income (expense)...    (452,256)      (37)         (992)       (12,681)
                      ----------     -----        ------        -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........     217,052        (5)        4,322         41,035
 Change in
   unrealized
   appreciation
   (depreciation)...  16,682,184     1,450         9,640        114,125
 Capital gain
   distributions....     726,978     2,354            --             --
                      ----------     -----        ------        -------
Net realized and
 unrealized gain
 (loss) on
 investments........  17,626,214     3,799        13,962        155,160
                      ----------     -----        ------        -------
Increase (decrease)
 in net assets from
 operations.........  17,173,958     3,762        12,970        142,479
                      ==========     =====        ======        =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                            COLUMBIA
                              FUNDS
                            VARIABLE
                            INSURANCE
                             TRUST I      EATON VANCE
                           (CONTINUED)   VARIABLE TRUST   FEDERATED INSURANCE SERIES
                          ------------- ---------------- ----------------------------  ------------
                            COLUMBIA
                            VARIABLE
                          PORTFOLIO --
                             MARSICO                                                       VIP
                          INTERNATIONAL                  FEDERATED HIGH   FEDERATED      BALANCED
                          OPPORTUNITIES                   INCOME BOND      KAUFMANN    PORTFOLIO --
                             FUND --    VT FLOATING-RATE   FUND II --     FUND II --     SERVICE
                             CLASS 2      INCOME FUND    SERVICE SHARES SERVICE SHARES   CLASS 2
                          ------------- ---------------- -------------- -------------- ------------


                                                                    YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   $ 36,291        270,424          22,091             --        46,860
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....     56,289         97,447           3,737         17,847        47,007
                            --------        -------          ------        -------       -------
Net investment income
 (expense)...............    (19,998)       172,977          18,354        (17,847)         (147)
                            --------        -------          ------        -------       -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      1,280          1,287             162        353,424        34,682
 Change in unrealized
   appreciation
   (depreciation)........    575,434         60,327          19,794         85,914       187,816
 Capital gain
   distributions.........         --         79,025              --             --       155,911
                            --------        -------          ------        -------       -------
Net realized and
 unrealized gain (loss)
 on investments..........    576,714        140,639          19,956        439,338       378,409
                            --------        -------          ------        -------       -------
Increase (decrease) in
 net assets from
 operations..............   $556,716        313,616          38,310        421,491       378,262
                            ========        =======          ======        =======       =======





                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          -------------------------------------------------------------------------

                                            VIP
                                          DYNAMIC        VIP
                               VIP        CAPITAL      EQUITY-          VIP              VIP
                          CONTRAFUND(R) APPRECIATION    INCOME    FUNDSMANAGER(R)  FUNDSMANAGER(R)
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- 50% PORTFOLIO -- 60% PORTFOLIO --
                             SERVICE      SERVICE      SERVICE        SERVICE          SERVICE
                             CLASS 2      CLASS 2      CLASS 2        CLASS 2          CLASS 2
                          ------------- ------------ ------------ ---------------- ----------------
                                                                             PERIOD FROM
                                                                            JANUARY 27 TO
                                                                          DECEMBER 31, 2012
                          ------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     243,391         961       353,603        518,685        1,848,195
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....     294,348       3,252       164,970        680,436        2,151,111
                            ---------      ------     ---------      ---------        ---------
Net investment income
 (expense)...............     (50,957)     (2,291)      188,633       (161,751)        (302,916)
                            ---------      ------     ---------      ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     253,949       4,360        67,975        163,413          496,591
 Change in unrealized
   appreciation
   (depreciation)........   1,786,087      33,388       247,939      1,989,786        6,981,909
 Capital gain
   distributions.........          --          --       777,074        123,078          465,471
                            ---------      ------     ---------      ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments..........   2,040,036      37,748     1,092,988      2,276,277        7,943,971
                            ---------      ------     ---------      ---------        ---------
Increase (decrease) in
 net assets from
 operations..............   1,989,079      35,457     1,281,621      2,114,526        7,641,055
                            =========      ======     =========      =========        =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------------------------------

                              VIP           VIP                        VIP          VIP
                            GROWTH &      GROWTH         VIP         GROWTH      INVESTMENT      VIP
                             INCOME    OPPORTUNITIES    GROWTH        STOCK      GRADE BOND    MID CAP
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            SERVICE       SERVICE      SERVICE       SERVICE      SERVICE      SERVICE
                            CLASS 2       CLASS 2      CLASS 2       CLASS 2      CLASS 2      CLASS 2
                          ------------ ------------- ------------ ------------- ------------ ------------
                                        PERIOD FROM                PERIOD FROM
                           YEAR ENDED  JANUARY 27 TO  YEAR ENDED  JANUARY 27 TO
                          DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                              2012         2012          2012         2012
                          ------------ ------------- ------------ ------------- -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $1,446         6,959        1,021        29,469      314,976        44,631
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       850        63,332        1,599        63,665      201,600       162,086
                             ------       -------       ------       -------      -------      --------
Net investment income
  (expense)..............       596       (56,373)        (578)      (34,196)     113,376      (117,455)
                             ------       -------       ------       -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,674        46,727          336        48,599       51,857        68,400
   Change in unrealized
     appreciation
     (depreciation)......     6,182       336,984       19,036       380,021      (76,751)      (15,957)
   Capital gain
     distributions.......        35            --           --            --      398,106       917,949
                             ------       -------       ------       -------      -------      --------
Net realized and
  unrealized gain (loss)
  on investments.........     7,891       383,711       19,372       428,620      373,212       970,392
                             ------       -------       ------       -------      -------      --------
Increase (decrease) in
  net assets from
  operations.............    $8,487       327,338       18,794       394,424      486,588       852,937
                             ======       =======       ======       =======      =======      ========

                                                FRANKLIN TEMPLETON VARIABLE
                                                  INSURANCE PRODUCTS TRUST
                          ------------ ----------------------------------------------
                                                           FRANKLIN
                              VIP                         TEMPLETON
                             VALUE     FRANKLIN INCOME   VIP FOUNDING   MUTUAL SHARES
                           STRATEGIES    SECURITIES    FUNDS ALLOCATION  SECURITIES
                          PORTFOLIO --     FUND --         FUND --         FUND --
                            SERVICE        CLASS 2         CLASS 2         CLASS 2
                            CLASS 2        SHARES           SHARES         SHARES
                          ------------ --------------- ---------------- -------------



                             YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       628       1,243,726        187,487          52,864
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,919         335,718        123,784          42,127
                             ------       ---------        -------         -------
Net investment income
  (expense)..............    (1,291)        908,008         63,703          10,737
                             ------       ---------        -------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       591         (25,650)        24,810         411,508
   Change in unrealized
     appreciation
     (depreciation)......    37,629       1,080,343        761,826          30,829
   Capital gain
     distributions.......        --              --             --              --
                             ------       ---------        -------         -------
Net realized and
  unrealized gain (loss)
  on investments.........    38,220       1,054,693        786,636         442,337
                             ------       ---------        -------         -------
Increase (decrease) in
  net assets from
  operations.............    36,929       1,962,701        850,339         453,074
                             ======       =========        =======         =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             FRANKLIN
                            TEMPLETON
                             VARIABLE
                            INSURANCE
                             PRODUCTS
                              TRUST
                           (CONTINUED)                                  GE INVESTMENTS FUNDS, INC.
                          -------------- ------------------------------------------------------------------------------------
                                                                                     PREMIER
                            TEMPLETON    CORE VALUE         MID-CAP                  GROWTH  REAL ESTATE            SMALL-CAP
                              GROWTH       EQUITY   INCOME  EQUITY                   EQUITY  SECURITIES              EQUITY
                            SECURITIES    FUND --   FUND -- FUND --      MONEY       FUND --   FUND --               FUND --
                             FUND --      CLASS 1   CLASS 1 CLASS 1      MARKET      CLASS 1   CLASS 1   S&P 500(R)  CLASS 1
                          CLASS 2 SHARES   SHARES   SHARES  SHARES        FUND       SHARES    SHARES    INDEX FUND  SHARES
                          -------------- ---------- ------- -------       -------    ------- ----------- ---------- ---------
                                                            PERIOD FROM JANUARY 1 TO
                            YEAR ENDED DECEMBER 31, 2012     AUGUST 3, 2012                      YEAR ENDED DECEMBER 31, 2012
                          --------------------------------- -----------------------  ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $ 11,648         981    2,837      --           --         --      55,886     21,468         7
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       6,977         286    1,784   1,483       67,557         20      43,014     12,423       923
                             --------      ------    -----  ------        -------      ---     -------     ------    ------
Net investment income
  (expense)..............       4,671         695    1,053  (1,483)     (67,557)       (20)     12,872      9,045      (916)
                             --------      ------    -----  ------        -------      ---     -------     ------    ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       2,018          (9)   1,512   4,161           --        474     137,881     27,426     1,783
   Change in unrealized
     appreciation
     (depreciation)......      99,323      (2,444)   3,021   8,598           --         --     250,948     58,945     1,413
   Capital gain
     distributions.......          --          --       --      --           --         --          --         --     7,157
                             --------      ------    -----  ------        -------      ---     -------     ------    ------
Net realized and
  unrealized gain (loss)
  on investments.........     101,341      (2,453)   4,533  12,759           --        474     388,829     86,371    10,353
                             --------      ------    -----  ------        -------      ---     -------     ------    ------
Increase (decrease) in
  net assets from
  operations.............    $106,012      (1,758)   5,586  11,276      (67,557)       454     401,701     95,416     9,437
                             ========      ======    =====  ======        =======      ===     =======     ======    ======







                          ------------


                          TOTAL RETURN
                            FUND --
                            CLASS 3
                             SHARES
                          ------------


                          ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   3,163,011
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   4,041,362
                           ----------
Net investment income
  (expense)..............    (878,351)
                           ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,329,169
   Change in unrealized
     appreciation
     (depreciation)......  22,439,340
   Capital gain
     distributions.......          --
                           ----------
Net realized and
  unrealized gain (loss)
  on investments.........  23,768,509
                           ----------
Increase (decrease) in
  net assets from
  operations.............  22,890,158
                           ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           GE INVESTMENTS
                             FUNDS, INC.
                             (CONTINUED)                                       GENWORTH VARIABLE INSURANCE TRUST
                          ----------------- -------------------------------------------------------------------------------
                                                                                    GENWORTH                   GENWORTH
                                             GENWORTH   GENWORTH                      EATON                     GOLDMAN
                                              40/60      60/40    GENWORTH GENWORTH   VANCE     GENWORTH         SACHS
                                              INDEX      INDEX    CALAMOS  DAVIS NY LARGE CAP   ENHANCED       ENHANCED
                             U.S. EQUITY    ALLOCATION ALLOCATION  GROWTH  VENTURE    VALUE   INTERNATIONAL CORE BOND INDEX
                               FUND --       FUND --    FUND --   FUND --  FUND --   FUND --  INDEX FUND --     FUND --
                               CLASS 1       SERVICE    SERVICE   SERVICE  SERVICE   SERVICE     SERVICE        SERVICE
                               SHARES         SHARES     SHARES    SHARES   SHARES   SHARES      SHARES         SHARES
                          ----------------- ---------- ---------- -------- -------- --------- ------------- ---------------
                             YEAR ENDED
                          DECEMBER 31, 2012                                PERIOD FROM JANUARY 1 TO JANUARY 27, 2012
                          ----------------- -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $ 1,220             --         --       --       --        --          --             --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...        1,157         53,853     62,624    3,863    1,802     6,201       1,035         16,897
                               -------      ---------  ---------  -------   ------   -------     -------       --------
Net investment income
  (expense)..............           63        (53,853)   (62,624)  (3,863)  (1,802)   (6,201)     (1,035)       (16,897)
                               -------      ---------  ---------  -------   ------   -------     -------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          925      1,541,146  2,345,512   47,733   90,769    50,326     (84,830)      (211,459)
   Change in unrealized
     appreciation
     (depreciation)......       11,387       (780,454)  (944,346) 155,892   (7,813)  155,049      96,801         39,512
   Capital gain
     distributions.......           --             --         --       --       --        --          --             --
                               -------      ---------  ---------  -------   ------   -------     -------       --------
Net realized and
  unrealized gain (loss)
  on investments.........       12,312        760,692  1,401,166  203,625   82,956   205,375      11,971       (171,947)
                               -------      ---------  ---------  -------   ------   -------     -------       --------
Increase (decrease) in
  net assets from
  operations.............      $12,375        706,839  1,338,542  199,762   81,154   199,174      10,936       (188,844)
                               =======      =========  =========  =======   ======   =======     =======       ========



                          -----------------------
                                       GENWORTH
                                      LEGG MASON
                           GENWORTH   CLEARBRIDGE
                            GROWTH    AGGRESSIVE
                          ALLOCATION    GROWTH
                           FUND --      FUND --
                           SERVICE      SERVICE
                            SHARES      SHARES
                          ----------  -----------


                          -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     65,336      5,302
                          ----------    -------
Net investment income
  (expense)..............    (65,336)    (5,302)
                          ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. (1,052,439)    82,481
   Change in unrealized
     appreciation
     (depreciation)......  2,480,394    226,742
   Capital gain
     distributions.......         --         --
                          ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  1,427,955    309,223
                          ----------    -------
Increase (decrease) in
  net assets from
  operations.............  1,362,619    303,921
                          ==========    =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                            GOLDMAN SACHS
                                                               VARIABLE
                          GENWORTH VARIABLE INSURANCE TRUST   INSURANCE
                                     (CONTINUED)                TRUST         JANUS ASPEN SERIES
                          --------------------------------  -------------- ------------------------

                                                  GENWORTH
                           GENWORTH    GENWORTH  PYRAMIS(R)
                           MODERATE     PIMCO    SMALL/MID
                          ALLOCATION  STOCKSPLUS  CAP CORE  GOLDMAN SACHS    BALANCED      FORTY
                           FUND --     FUND --    FUND --    MONEY MARKET  PORTFOLIO -- PORTFOLIO --
                           SERVICE     SERVICE    SERVICE      FUND --       SERVICE      SERVICE
                            SHARES      SHARES     SHARES   SERVICE SHARES    SHARES       SHARES
                          ----------  ---------- ---------- -------------- ------------ ------------
                                     PERIOD FROM             PERIOD FROM
                                    JANUARY 1 TO             AUGUST 3, TO
                                     JANUARY 27,             DECEMBER 31,
                                        2012                     2012
                          --------------------------------  -------------- -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $       --         --         --         190       185,762        34,705
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     53,534     18,447      5,239      49,325       117,451        94,068
                          ----------  ---------   --------     -------       -------     ---------
Net investment income
  (expense)..............    (53,534)   (18,447)    (5,239)    (49,135)       68,311       (59,363)
                          ----------  ---------   --------     -------       -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (505,892)  (876,658)  (468,820)         --        10,351       164,063
   Change in unrealized
     appreciation
     (depreciation)......  1,502,228  1,558,933    723,849          --       199,395     1,028,271
   Capital gain
     distributions.......         --         --         --          --       503,579            --
                          ----------  ---------   --------     -------       -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........    996,336    682,275    255,029          --       713,325     1,192,334
                          ----------  ---------   --------     -------       -------     ---------
Increase (decrease) in
  net assets from
  operations............. $  942,802    663,828    249,790     (49,135)      781,636     1,132,971
                          ==========  =========   ========     =======       =======     =========

                                                                 MFS(R) VARIABLE
                           LEGG MASON PARTNERS VARIABLE EQUITY      INSURANCE
                                          TRUST                       TRUST
                          -------------------------------------  ----------------
                                        LEGG MASON   LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE
                          CLEARBRIDGE    VARIABLE     VARIABLE
                            VARIABLE      EQUITY    FUNDAMENTAL  MFS(R) INVESTORS
                           AGGRESSIVE     INCOME      ALL CAP      GROWTH STOCK
                             GROWTH      BUILDER       VALUE        SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS
                            CLASS II     CLASS II     CLASS I         SHARES
                          ------------ ------------ ------------ ----------------



                           YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       127         258           156            23
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     1,004         173           210           117
                             ------       -----        ------         -----
Net investment income
  (expense)..............      (877)         85           (54)          (94)
                             ------       -----        ------         -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     2,717         130        (4,460)            5
   Change in unrealized
     appreciation
     (depreciation)......     8,740         838         7,652           997
   Capital gain
     distributions.......     3,315          --            --           497
                             ------       -----        ------         -----
Net realized and
  unrealized gain (loss)
  on investments.........    14,772         968         3,192         1,499
                             ------       -----        ------         -----
Increase (decrease) in
  net assets from
  operations.............    13,895       1,053         3,138         1,405
                             ======       =====        ======         =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                            MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------------------------------------------- ------------------------------------------------

                                                                                      OPPENHEIMER  OPPENHEIMER
                          MFS(R) INVESTORS MFS(R) TOTAL                   OPPENHEIMER   CAPITAL      GLOBAL    OPPENHEIMER
                               TRUST          RETURN     MFS(R) UTILITIES  BALANCED   APPRECIATION SECURITIES  MAIN STREET
                             SERIES --       SERIES --      SERIES --     FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --
                           SERVICE CLASS   SERVICE CLASS  SERVICE CLASS     SERVICE     SERVICE      SERVICE     SERVICE
                               SHARES         SHARES          SHARES        SHARES       SHARES      SHARES      SHARES
                          ---------------- ------------- ---------------- ----------- ------------ ----------- -----------
                                                                                 YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $   47          97,679         29,785         7,752        1,115       110,438      62,954
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...          75          58,838          6,767        11,415        3,609        83,630     149,345
                               ------         -------         ------        ------       ------     ---------   ---------

Net investment income
  (expense)..............         (28)         38,841         23,018        (3,663)      (2,494)       26,808     (86,391)
                               ------         -------         ------        ------       ------     ---------   ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          (8)        127,687          8,078           741        3,201       167,862   1,616,702
   Change in unrealized
     appreciation
     (depreciation)......       1,046         206,573         22,687        62,202       31,544       833,832     132,543
   Capital gain
     distributions.......          --              --             --            --           --            --          --
                               ------         -------         ------        ------       ------     ---------   ---------
Net realized and
  unrealized gain (loss)
  on investments.........       1,038         334,260         30,765        62,943       34,745     1,001,694   1,749,245
                               ------         -------         ------        ------       ------     ---------   ---------
Increase (decrease) in
  net assets from
  operations.............      $1,010         373,101         53,783        59,280       32,251     1,028,502   1,662,854
                               ======         =======         ======        ======       ======     =========   =========

                                         PIMCO VARIABLE INSURANCE
                                                   TRUST
                          ------------- ---------------------------
                           OPPENHEIMER
                           MAIN STREET
                            SMALL- &     ALL ASSET     HIGH YIELD
                             MID-CAP    PORTFOLIO --  PORTFOLIO --
                          FUND(R)/VA --   ADVISOR    ADMINISTRATIVE
                             SERVICE       CLASS         CLASS
                             SHARES        SHARES        SHARES
                          ------------- ------------ --------------

                          ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      30,238      20,634       304,406
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     137,426       5,288        81,253
                            ---------      ------       -------

Net investment income
  (expense)..............    (107,188)     15,346       223,153
                            ---------      ------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     414,568         627       106,490
   Change in unrealized
     appreciation
     (depreciation)......   1,053,468      36,481       299,551
   Capital gain
     distributions.......          --          --            --
                            ---------      ------       -------
Net realized and
  unrealized gain (loss)
  on investments.........   1,468,036      37,108       406,041
                            ---------      ------       -------
Increase (decrease) in
  net assets from
  operations.............   1,360,848      52,454       629,194
                            =========      ======       =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                                                                 WELLS FARGO
                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)         THE PRUDENTIAL SERIES FUND        VARIABLE TRUST
                          -------------------------------------------- ---------------------------------------  --------------
                          LONG-TERM U.S.                               JENNISON 20/20                NATURAL     WELLS FARGO
                            GOVERNMENT    LOW DURATION   TOTAL RETURN      FOCUS        JENNISON    RESOURCES    ADVANTAGE VT
                           PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  OMEGA GROWTH
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE    CLASS II      CLASS II     CLASS II      FUND --
                           CLASS SHARES   CLASS SHARES   CLASS SHARES      SHARES        SHARES       SHARES       CLASS 2
                          -------------- -------------- -------------- -------------- ------------ ------------ --------------
                                                              YEAR ENDED DECEMBER 31, 2012
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $  31,251       412,277         704,105            --            --            --          --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      22,212       325,829         411,600         4,533           659        71,501         635
                            ---------       -------       ---------        ------        ------      --------       -----
Net investment income
  (expense)..............       9,039        86,448         292,505        (4,533)         (659)      (71,501)       (635)
                            ---------       -------       ---------        ------        ------      --------       -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      31,494       120,088         131,399         3,287        (1,874)     (106,436)        536
   Change in unrealized
     appreciation
     (depreciation)......    (178,408)      698,917       1,147,887        18,358         7,117      (480,982)      2,904
   Capital gain
     distributions.......     163,704            --         521,368        12,562            --       400,060       2,433
                            ---------       -------       ---------        ------        ------      --------       -----
Net realized and
  unrealized gain (loss)
  on investments.........      16,790       819,005       1,800,654        34,207         5,243      (187,358)      5,873
                            ---------       -------       ---------        ------        ------      --------       -----
Increase (decrease) in
  net assets from
  operations.............   $  25,829       905,453       2,093,159        29,674         4,584      (258,859)      5,238
                            =========       =======       =========        ======        ======      ========       =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                      Statements of Changes in Net Assets








                            CONSOLIDATED TOTAL
                        -------------------------

                         YEAR ENDED DECEMBER 31,
                        -------------------------
                            2012          2011
                        ------------  -----------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense).... $   (519,556)   3,264,007
 Net realized gain
   (loss) on
   investments.........    7,790,984    5,759,606
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments......   67,020,279  (53,470,849)
 Capital gain
   distribution........    5,533,288   11,899,843
                        ------------  -----------
    Increase
     (decrease) in
     net assets from
     operations........   79,824,995  (32,547,393)
                        ------------  -----------
From capital
 transactions (note
 4):
 Net premiums..........   15,503,959  108,372,393
 Death benefits........  (13,102,169) (11,410,198)
 Surrenders............  (41,282,874) (34,122,783)
 Administrative
   expenses............   (8,733,511)  (8,280,516)
 Transfers between
   subaccounts
   (including fixed
   account), net.......     (193,630)  (1,631,558)
                        ------------  -----------
    Increase
     (decrease) in
     net assets from
     capital
     transactions......  (47,808,225)  52,927,338
                        ------------  -----------
Increase (decrease)
 in net assets.........   32,016,770   20,379,945
Net assets at
 beginning of year.....  884,682,202  864,302,257
                        ------------  -----------
Net assets at end of
 year.................. $916,698,972  884,682,202
                        ============  ===========
Change in units
 (note 5):
 Units purchased.......
 Units redeemed........

 Net increase
   (decrease) in
   units from
   capital
   transactions with
   contract owners.....

                                        AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                        -----------------------------------------------------------------------------------------------------
                                                                                         INVESCO VAN
                                                                                         KAMPEN V.I.
                                                                     INVESCO V.I.         AMERICAN
                        INVESCO V.I. CAPITAL  INVESCO V.I. CORE      INTERNATIONAL        FRANCHISE    INVESCO VAN KAMPEN V.I.
                        APPRECIATION FUND --   EQUITY FUND --       GROWTH FUND --         FUND --     COMSTOCK FUND --
                          SERIES I SHARES      SERIES I SHARES     SERIES II SHARES    SERIES I SHARES SERIES II SHARES
                        -------------------  ------------------  --------------------  --------------- ----------------------
                        PERIOD FROM                                                      PERIOD FROM
                        JANUARY 1 TO              YEAR ENDED DECEMBER 31,               JANUARY 1 TO   YEAR ENDED DECEMBER 31,
                         APRIL 27,   ------------------------------------------------     APRIL 27,    ----------------------
                            2012      2011      2012      2011      2012       2011         2012         2012        2011
                        ------------ ------  ---------  -------  ---------  ---------  ---------------  -------     -------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense)....      (218)     (549)    (3,872)  (3,371)   (11,520)   (14,101)       (445)         133      (1,607)
 Net realized gain
   (loss) on
   investments.........     8,020        91     12,498    5,641     56,531     75,917         (25)      26,736      17,325
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments......        20    (5,290)    87,167  (10,189)   642,389   (411,059)     (1,483)     112,023     (42,262)
 Capital gain
   distribution........        --        --         --       --         --         --          --           --          --
                          -------    ------  ---------  -------  ---------  ---------      ------       -------     -------
    Increase
     (decrease) in
     net assets from
     operations........     7,822    (5,748)    95,793   (7,919)   687,400   (349,243)     (1,953)     138,892     (26,544)
                          -------    ------  ---------  -------  ---------  ---------      ------       -------     -------
From capital
 transactions (note
 4):
 Net premiums..........        --        --        200   24,429     68,484     96,757          --        2,536       6,756
 Death benefits........        --        --         --       --     (2,551)    (1,038)         --           --          --
 Surrenders............        --        --    (14,643) (14,354)  (229,409)  (100,519)         --      (44,073)    (15,416)
 Administrative
   expenses............      (303)     (341)    (4,538)  (2,996)   (43,437)   (29,224)        (27)      (6,098)     (5,026)
 Transfers between
   subaccounts
   (including fixed
   account), net.......   (59,815)   14,193    155,193  176,674  1,537,909     99,802      59,817       17,182      94,787
                          -------    ------  ---------  -------  ---------  ---------      ------       -------     -------
    Increase
     (decrease) in
     net assets from
     capital
     transactions......   (60,118)   13,852    136,212  183,753  1,330,996     65,778      59,790      (30,453)     81,101
                          -------    ------  ---------  -------  ---------  ---------      ------       -------     -------
Increase (decrease)
 in net assets.........   (52,296)    8,104    232,005  175,834  2,018,396   (283,465)     57,837      108,439      54,557
Net assets at
 beginning of year.....    52,296    44,192    812,999  637,165  4,120,804  4,404,269          --      811,502     756,945
                          -------    ------  ---------  -------  ---------  ---------      ------       -------     -------
Net assets at end of
 year..................        --    52,296  1,045,004  812,999  6,139,200  4,120,804      57,837      919,941     811,502
                          =======    ======  =========  =======  =========  =========      ======       =======     =======
Change in units
 (note 5):
 Units purchased.......        --     1,461     22,718   21,674    194,892     75,158       5,982       13,221      25,279
 Units redeemed........    (6,174)      (36)   (12,208)  (5,296)   (73,506)   (66,960)         (3)     (15,875)    (15,633)
                          -------    ------  ---------  -------  ---------  ---------      ------       -------     -------
 Net increase
   (decrease) in
   units from
   capital
   transactions with
   contract owners.....    (6,174)    1,425     10,510   16,378    121,386      8,198       5,979       (2,654)      9,646
                          =======    ======  =========  =======  =========  =========      ======       =======     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           AIM VARIABLE INSURANCE FUNDS (INVESCO
                           VARIABLE INSURANCE FUNDS) (CONTINUED)      ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                           ----------------------------------------  --------------------------------------------------------
                                                  INVESCO VAN KAMPEN   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                             INVESCO VAN KAMPEN     V.I. VALUE          BALANCED WEALTH     GLOBAL THEMATIC    GROWTH AND
                              V.I. EQUITY AND      OPPORTUNITIES           STRATEGY             GROWTH           INCOME
                               INCOME FUND --         FUND --            PORTFOLIO --        PORTFOLIO --     PORTFOLIO --
                              SERIES II SHARES    SERIES II SHARES          CLASS B             CLASS B          CLASS B
                           ---------------------  -----------------  --------------------  ----------------  ----------------
                                                              YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------------------------------------
                              2012        2011     2012      2011       2012       2011      2012     2011    2012     2011
                           ----------  ---------   ------   ------   ---------  ---------  -------  -------  ------   ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense).............. $     (221)    (1,888)      1       (83)      9,244     17,248   (1,295)  (1,037)    100      (72)
 Net realized gain
   (loss) on investments..     63,129     32,598  (3,438)     (106)      8,073      1,168    1,458      929   1,342    1,186
 Change in unrealized
   appreciation
   (depreciation)
   on investments.........    132,127    (94,808)  5,033      (560)    235,744   (125,982)  14,093  (27,134)  6,158    1,089
 Capital gain
   distribution...........         --         --      --        --          --         --       --       --      --       --
                           ----------  ---------   ------   ------   ---------  ---------  -------  -------  ------   ------
    Increase (decrease)
     in net assets from
     operations...........    195,035    (64,098)  1,596      (749)    253,061   (107,566)  14,256  (27,242)  7,600    2,203
                           ----------  ---------   ------   ------   ---------  ---------  -------  -------  ------   ------
From capital
 transactions (note 4):
 Net premiums.............      6,520         --      --        --          --      3,000       --       --      --       --
 Death benefits...........         --         --      --        --          --         --       --       --      --       --
 Surrenders...............   (155,907)   (79,315)     --        --     (80,243)  (102,680)  (1,006)    (719)  3,634       --
 Administrative expenses..    (17,353)   (16,179)    (64)      (59)    (15,539)   (15,559)    (733)    (781)   (456)    (352)
 Transfers between
   subaccounts
   (including fixed
   account), net..........     74,376    156,794  (7,904)      485      (8,171)    14,667  (38,262)  74,808  (1,851)   6,942
                           ----------  ---------   ------   ------   ---------  ---------  -------  -------  ------   ------
    Increase (decrease)
     in net assets from
     capital
     transactions.........    (92,364)    61,300  (7,968)      426    (103,953)  (100,572) (40,001)  73,308   1,327    6,590
                           ----------  ---------   ------   ------   ---------  ---------  -------  -------  ------   ------
Increase (decrease) in
 net assets...............    102,671     (2,798) (6,372)     (323)    149,108   (208,138) (25,745)  46,066   8,927    8,793
Net assets at beginning
 of year..................  1,912,627  1,915,425  15,595    15,918   2,201,328  2,409,466  105,686   59,620  50,889   42,096
                           ----------  ---------   ------   ------   ---------  ---------  -------  -------  ------   ------
Net assets at end of
 year..................... $2,015,298  1,912,627   9,223    15,595   2,350,436  2,201,328   79,941  105,686  59,816   50,889
                           ==========  =========   ======   ======   =========  =========  =======  =======  ======   ======
Change in units (note
 5):
 Units purchased..........     14,073     31,968      --        56       9,299      5,756    1,086    7,093   1,317    1,591
 Units redeemed...........    (23,548)   (26,477)   (963)       (7)    (20,032)   (16,891)  (4,679)    (561) (1,241)    (903)
                           ----------  ---------   ------   ------   ---------  ---------  -------  -------  ------   ------
 Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners........     (9,475)     5,491    (963)       49     (10,733)   (11,135)  (3,593)   6,532      76      688
                           ==========  =========   ======   ======   =========  =========  =======  =======  ======   ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                                                 AMERICAN CENTURY
                                                                                               VARIABLE PORTFOLIOS II,
                             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)         INC.
                             --------------------------------------------------------------    ----------------------
                                ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                  INTERNATIONAL            LARGE CAP           SMALL CAP
                                      VALUE                 GROWTH              GROWTH             VP INFLATION
                                  PORTFOLIO --           PORTFOLIO --        PORTFOLIO --       PROTECTION FUND --
                                     CLASS B                CLASS B             CLASS B              CLASS II
                             ----------------------    ----------------  --------------------  ----------------------
                                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------
                                2012          2011       2012     2011      2012       2011       2012        2011
                             ----------    ----------  -------  -------  ---------  ---------  ---------   ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (5,005)      163,485   (1,453)  (1,639)   (19,878)   (20,138)    86,971     220,311
 Net realized gain
   (loss) on investments....   (156,968)       21,290      492   (1,011)    54,790     81,529    170,819     148,235
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,000,643    (1,552,650)  18,568  (10,179)    65,026    (26,995)    52,486     383,344
 Capital gain
   distribution.............         --            --       --       --     44,639         --    227,993     105,417
                             ----------    ----------  -------  -------  ---------  ---------  ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............    838,670    (1,367,875)  17,607  (12,829)   144,577     34,396    538,269     857,307
                             ----------    ----------  -------  -------  ---------  ---------  ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............    104,010        98,694       --       --     13,271     57,348    185,831     414,293
 Death benefits.............     (4,061)       (1,976)      --       --         --         --     (4,178)     (3,073)
 Surrenders.................   (393,248)     (199,834)  (1,416)      --    (25,486)   (15,700)  (459,590)   (251,664)
 Administrative expenses....    (57,281)      (43,836)    (128)    (104)    (5,213)    (4,674)   (73,723)    (66,137)
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,361,160       862,947       (3) (35,496)   (25,597)   (63,979)   727,821    (380,600)
                             ----------    ----------  -------  -------  ---------  ---------  ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  1,010,580       715,995   (1,547) (35,600)   (43,025)   (27,005)   376,161    (287,181)
                             ----------    ----------  -------  -------  ---------  ---------  ---------   ---------
Increase (decrease) in
 net assets.................  1,849,250      (651,880)  16,060  (48,429)   101,552      7,391    914,430     570,126
Net assets at beginning
 of year....................  5,949,561     6,601,441  114,920  163,349  1,153,932  1,146,541  8,855,987   8,285,861
                             ----------    ----------  -------  -------  ---------  ---------  ---------   ---------
Net assets at end of year... $7,798,811     5,949,561  130,980  114,920  1,255,484  1,153,932  9,770,417   8,855,987
                             ==========    ==========  =======  =======  =========  =========  =========   =========
Change in units (note 5):
 Units purchased............    447,573       258,431       --      995     14,691     26,954    203,238     196,318
 Units redeemed.............   (296,844)     (146,498)    (135)  (4,978)   (18,286)   (28,451)  (173,456)   (216,227)
                             ----------    ----------  -------  -------  ---------  ---------  ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    150,729       111,933     (135)  (3,983)    (3,595)    (1,497)    29,782     (19,909)
                             ==========    ==========  =======  =======  =========  =========  =========   =========

                             BLACKROCK VARIABLE
                             SERIES FUNDS, INC.
                             ------------------


                               BLACKROCK BASIC
                             VALUE V.I. FUND --
                              CLASS III SHARES
                             ------------------

                             -----------------
                                2012      2011
                             ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................       406      984
 Net realized gain
   (loss) on investments....    18,691   (6,227)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    95,419  (46,451)
 Capital gain
   distribution.............        --       --
                             ---------  -------
    Increase (decrease)
     in net assets from
     operations.............   114,516  (51,694)
                             ---------  -------
From capital
 transactions (note 4):
 Net premiums...............     5,371   26,459
 Death benefits.............        --       --
 Surrenders.................   (58,176)  (8,743)
 Administrative expenses....    (8,503)  (6,160)
 Transfers between
   subaccounts
   (including fixed
   account), net............    86,427   42,458
                             ---------  -------
    Increase (decrease)
     in net assets from
     capital transactions...    25,119   54,014
                             ---------  -------
Increase (decrease) in
 net assets.................   139,635    2,320
Net assets at beginning
 of year....................   987,743  985,423
                             ---------  -------
Net assets at end of year... 1,127,378  987,743
                             =========  =======
Change in units (note 5):
 Units purchased............    25,854   49,730
 Units redeemed.............   (22,888) (44,782)
                             ---------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     2,966    4,948
                             =========  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                              BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)        COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                         -----------------------------------------------------------  ------------------------------------------
                                                                                                                  COLUMBIA
                                                                                                                  VARIABLE
                                                       BLACKROCK                            COLUMBIA            PORTFOLIO --
                                                       LARGE CAP        BLACKROCK           VARIABLE               MARSICO
                                 BLACKROCK              GROWTH            VALUE           PORTFOLIO --          INTERNATIONAL
                             GLOBAL ALLOCATION       V.I. FUND --     OPPORTUNITIES          MARSICO            OPPORTUNITIES
                                V.I. FUND --           CLASS III      V.I. FUND --       GROWTH FUND --            FUND --
                              CLASS III SHARES          SHARES      CLASS III SHARES         CLASS 1               CLASS 2
                         -------------------------  --------------  ----------------  --------------------  --------------------
                                                                 YEAR ENDED DECEMBER 31,
                         -------------------------------------------------------------------------------------------------------
                             2012          2011      2012    2011     2012     2011      2012       2011       2012       2011
                         ------------  -----------  ------  ------  -------  -------  ---------  ---------  ---------  ---------
Increase (decrease)
 in net assets
From operations:
 Net investment
   income (expense)..... $   (452,256)   1,377,908     (37)   (171)    (992)  (1,374)   (12,681)   (17,144)   (19,998)   (27,437)
 Net realized gain
   (loss) on
   investments..........      217,052    1,277,231      (5)    (43)   4,322   12,292     41,035     69,893      1,280     24,778
 Change in unrealized
   appreciation
   (depreciation)
   on investments.......   16,682,184  (20,179,969)  1,450      46    9,640  (19,473)   114,125   (107,984)   575,434   (692,197)
 Capital gain
   distribution.........      726,978    5,493,047   2,354      67       --       --         --         --         --         --
                         ------------  -----------  ------  ------  -------  -------  ---------  ---------  ---------  ---------
    Increase
     (decrease) in
     net assets from
     operations.........   17,173,958  (12,031,783)  3,762    (101)  12,970   (8,555)   142,479    (55,235)   556,716   (694,856)
                         ------------  -----------  ------  ------  -------  -------  ---------  ---------  ---------  ---------
From capital
 transactions (note
 4):
 Net premiums...........    2,198,654   30,484,823      --      --       --       --     65,507    108,215     42,193    138,327
 Death benefits.........      (18,907)      (2,811)     --      --       --       --         --         --     (1,722)    (1,015)
 Surrenders.............   (8,888,395)  (7,402,256)     --      --     (736)    (699)   (38,224)   (30,963)  (153,130)   (96,279)
 Administrative
   expenses.............   (2,432,817)  (2,242,205)    (11)     (9)  (1,000)    (963)    (9,006)    (6,158)   (27,349)   (26,172)
 Transfers between
   subaccounts
   (including fixed
   account), net........   (2,040,687)   2,859,596      (2)  5,000   (2,593) (18,250)    43,952     12,888   (178,596)   275,874
                         ------------  -----------  ------  ------  -------  -------  ---------  ---------  ---------  ---------
    Increase
     (decrease) in
     net assets from
     capital
     transactions.......  (11,182,152)  23,697,147     (13)  4,991   (4,329) (19,912)    62,229     83,982   (318,604)   290,735
                         ------------  -----------  ------  ------  -------  -------  ---------  ---------  ---------  ---------
Increase (decrease)
 in net assets..........    5,991,806   11,665,364   3,749   4,890    8,641  (28,467)   204,708     28,747    238,112   (404,121)
Net assets at
 beginning of year......  214,353,711  202,688,347  28,273  23,383  106,739  135,206  1,446,807  1,418,060  3,534,333  3,938,454
                         ------------  -----------  ------  ------  -------  -------  ---------  ---------  ---------  ---------
Net assets at end of
 year................... $220,345,517  214,353,711  32,022  28,273  115,380  106,739  1,651,515  1,446,807  3,772,445  3,534,333
                         ============  ===========  ======  ======  =======  =======  =========  =========  =========  =========
Change in units (note
 5):
 Units purchased........      780,532    4,104,611      --     478    1,118    3,586     29,448     64,618     49,993    109,958
 Units redeemed.........   (1,686,308)  (2,128,389)     (1)     (1)  (1,489)  (5,969)   (24,135)   (56,451)   (81,578)   (78,571)
                         ------------  -----------  ------  ------  -------  -------  ---------  ---------  ---------  ---------
 Net increase
   (decrease) in
   units from capital
   transactions with
   contract owners......     (905,776)   1,976,222      (1)    477     (371)  (2,383)     5,313      8,167    (31,585)    31,387
                         ============  ===========  ======  ======  =======  =======  =========  =========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                  EATON VANCE
                                 VARIABLE TRUST
                             ---------------------


                                VT FLOATING-RATE
                                  INCOME FUND
                             ---------------------

                             ----------------------
                                2012        2011
                             ----------  ---------
Increase (decrease) in
 net assets
From Operations:
 Net investment income
   (expense)................ $  172,977     72,763
 Net realized gain
   (loss) on investments....      1,287      7,673
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     60,327    (61,146)
 Capital gain
   distribution.............     79,025         --
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    313,616     19,290
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     67,569    453,241
 Death benefits.............     (2,526)        --
 Surrenders.................   (241,602)   (30,682)
 Administrative expenses....    (45,647)   (14,243)
 Transfers between
   subaccounts
   (including fixed
   account), net............  4,105,051   (161,880)
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  3,882,845    246,436
                             ----------  ---------
Increase (decrease) in
 net assets.................  4,196,461    265,726
Net assets at beginning
 of year....................  2,596,881  2,331,155
                             ----------  ---------
Net assets at end of year... $6,793,342  2,596,881
                             ==========  =========
Change in units (note 5):
 Units purchased............    409,317    107,177
 Units redeemed.............    (73,218)   (86,941)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    336,099     20,236
                             ==========  =========

                                    FEDERATED INSURANCE SERIES        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             ---------------------------------------  -------------------------------------------
                              FEDERATED HIGH         FEDERATED
                                INCOME BOND           KAUFMANN            VIP BALANCED        VIP CONTRAFUND(R)
                                FUND II --           FUND II --           PORTFOLIO --           PORTFOLIO --
                              SERVICE SHARES       SERVICE SHARES        SERVICE CLASS 2       SERVICE CLASS 2
                             ----------------  ---------------------  --------------------  ---------------------
                                                 YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------
                               2012     2011      2012        2011       2012       2011       2012        2011
                             -------  -------  ----------  ---------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From Operations:
 Net investment income
   (expense)................  18,354   20,076     (17,847)   (32,258)      (147)   (10,984)    (50,957)   (13,372)
 Net realized gain
   (loss) on investments....     162      459     353,424     95,191     34,682     46,666     253,949     47,902
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  19,794  (11,267)     85,914   (784,747)   187,816   (224,307)  1,786,087   (135,397)
 Capital gain
   distribution.............      --       --          --         --    155,911      8,549          --         --
                             -------  -------  ----------  ---------  ---------  ---------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............  38,310    9,268     421,491   (721,814)   378,262   (180,076)  1,989,079   (100,867)
                             -------  -------  ----------  ---------  ---------  ---------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      --       --      24,505     78,099     63,387      3,627     339,836      8,422
 Death benefits.............      --       --          --     (1,497)        --         --     (11,304)        --
 Surrenders.................  (2,179)  (5,080)    (29,349)  (152,971)  (570,211)  (231,631) (1,058,840)   (63,742)
 Administrative expenses....  (1,332)  (1,246)     (7,405)   (36,368)   (13,582)   (15,627)   (159,372)   (17,481)
 Transfers between
   subaccounts
   (including fixed
   account), net............  22,865   36,959  (4,143,524)   415,101    329,319     15,710  18,268,999     57,267
                             -------  -------  ----------  ---------  ---------  ---------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  19,354   30,633  (4,155,773)   302,364   (191,087)  (227,921) 17,379,319    (15,534)
                             -------  -------  ----------  ---------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets.................  57,664   39,901  (3,734,282)  (419,450)   187,175   (407,997) 19,368,398   (116,401)
Net assets at beginning
 of year.................... 287,253  247,352   4,632,548  5,051,998  2,985,307  3,393,304   2,551,130  2,667,531
                             -------  -------  ----------  ---------  ---------  ---------  ----------  ---------
Net assets at end of year... 344,917  287,253     898,266  4,632,548  3,172,482  2,985,307  21,919,528  2,551,130
                             =======  =======  ==========  =========  =========  =========  ==========  =========
Change in units (note 5):
 Units purchased............   1,847    4,434      11,475    107,310     40,030     80,188   1,917,625     29,004
 Units redeemed.............    (558)  (2,252)   (406,440)   (73,850)   (61,696)  (100,494)   (287,548)   (29,931)
                             -------  -------  ----------  ---------  ---------  ---------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   1,289    2,182    (394,965)    33,460    (21,666)   (20,306)  1,630,077       (927)
                             =======  =======  ==========  =========  =========  =========  ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -----------------------------------------------------------------------------------------
                                VIP DYNAMIC
                                  CAPITAL                                  VIP              VIP         VIP GROWTH &
                                APPRECIATION     VIP EQUITY-INCOME   FUNDSMANAGER(R)  FUNDSMANAGER(R)      INCOME
                                PORTFOLIO --        PORTFOLIO --     50% PORTFOLIO -- 60% PORTFOLIO --  PORTFOLIO --
                              SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2
                             -----------------  -------------------  ---------------- ---------------- --------------

                                                                         PERIOD FROM JANUARY 27 TO       YEAR ENDED
                                     YEAR ENDED DECEMBER 31,                   DECEMBER 31,             DECEMBER 31,
                             --------------------------------------  --------------------------------  --------------
                               2012      2011      2012       2011         2012             2012        2012    2011
                             --------  -------  ----------  -------  ---------------- ---------------- ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,291)  (3,335)    188,633    2,533       (161,751)        (302,916)      596     277
 Net realized gain
   (loss) on investments....    4,360   16,737      67,975   (1,446)       163,413          496,591     1,674     955
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   33,388  (16,795)    247,939   (4,260)     1,989,786        6,981,909     6,182  (1,272)
 Capital gain
   distribution.............       --       --     777,074       --        123,078          465,471        35      --
                             --------  -------  ----------  -------     ----------      -----------    ------  ------
    Increase (decrease)
     in net assets from
     operations.............   35,457   (3,393)  1,281,621   (3,173)     2,114,526        7,641,055     8,487     (40)
                             --------  -------  ----------  -------     ----------      -----------    ------  ------
From capital
 transactions (note 4):
 Net premiums...............       --       --     192,051       --        203,098        1,442,251        --      --
 Death benefits.............       --       --      (5,170)      --             --          (19,621)       --      --
 Surrenders.................  (10,866) (11,383)   (464,444)      --     (1,938,867)      (5,322,601)   (1,807) (2,530)
 Administrative expenses....     (528)    (497)    (85,481)    (829)      (543,882)      (1,706,175)     (646)   (513)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (10,579)   6,336  11,253,693   39,610     47,216,050      142,995,877     5,318   7,339
                             --------  -------  ----------  -------     ----------      -----------    ------  ------
    Increase (decrease)
     in net assets from
     capital transactions...  (21,973)  (5,544) 10,890,649   38,781     44,936,399      137,389,731     2,865   4,296
                             --------  -------  ----------  -------     ----------      -----------    ------  ------
Increase (decrease) in
 net assets.................   13,484   (8,937) 12,172,270   35,608     47,050,925      145,030,786    11,352   4,256
Net assets at beginning
 of year....................  187,849  196,786     214,456  178,848             --               --    61,245  56,989
                             --------  -------  ----------  -------     ----------      -----------    ------  ------
Net assets at end of year... $201,333  187,849  12,386,726  214,456     47,050,925      145,030,786    72,597  61,245
                             ========  =======  ==========  =======     ==========      ===========    ======  ======
Change in units (note 5):
 Units purchased............      112   11,930   1,308,248    6,006      4,938,246       15,514,628     2,472   1,155
 Units redeemed.............   (2,189) (11,976)   (156,784)  (2,086)      (440,979)      (1,756,309)   (2,381)   (743)
                             --------  -------  ----------  -------     ----------      -----------    ------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (2,077)     (46)  1,151,464    3,920      4,497,267       13,758,319        91     412
                             ========  =======  ==========  =======     ==========      ===========    ======  ======

                             --------------------------------

                               VIP GROWTH
                              OPPORTUNITIES     VIP GROWTH
                              PORTFOLIO --     PORTFOLIO --
                             SERVICE CLASS 2 SERVICE CLASS 2
                             --------------- ---------------
                               PERIOD FROM
                              JANUARY 27 TO     YEAR ENDED
                              DECEMBER 31,     DECEMBER 31,
                             --------------- ---------------
                                  2012         2012    2011
                             --------------- -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (56,373)      (578) (1,070)
 Net realized gain
   (loss) on investments....       46,727        336      63
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........      336,984     19,036  (1,691)
 Capital gain
   distribution.............           --         --     317
                                ---------    -------  ------
    Increase (decrease)
     in net assets from
     operations.............      327,338     18,794  (2,381)
                                ---------    -------  ------
From capital
 transactions (note 4):
 Net premiums...............       36,577         --      --
 Death benefits.............       (1,753)        --      --
 Surrenders.................     (156,602)        --      --
 Administrative expenses....      (30,109)      (290)   (255)
 Transfers between
   subaccounts
   (including fixed
   account), net............    4,352,278    168,332  17,368
                                ---------    -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...    4,200,391    168,042  17,113
                                ---------    -------  ------
Increase (decrease) in
 net assets.................    4,527,729    186,836  14,732
Net assets at beginning
 of year....................           --     97,393  82,661
                                ---------    -------  ------
Net assets at end of year...    4,527,729    284,229  97,393
                                =========    =======  ======
Change in units (note 5):
 Units purchased............      482,073     14,727   1,587
 Units redeemed.............      (59,867)      (420)   (112)
                                ---------    -------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      422,206     14,307   1,475
                                =========    =======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------------
                               VIP GROWTH       VIP INVESTMENT                               VIP VALUE
                                  STOCK           GRADE BOND           VIP MID CAP          STRATEGIES
                              PORTFOLIO --       PORTFOLIO --          PORTFOLIO --        PORTFOLIO --
                             SERVICE CLASS 2   SERVICE CLASS 2       SERVICE CLASS 2      SERVICE CLASS 2
                             --------------- -------------------  ---------------------  ----------------
                               PERIOD FROM                                                   YEAR ENDED
                              JANUARY 27 TO                                                 DECEMBER 31,
                              DECEMBER 31,   -------------------------------------------------------------
                                  2012          2012       2011      2012        2011      2012     2011
                             --------------- ----------  -------  ----------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $  (34,196)      113,376   11,239    (117,455)   (43,692)  (1,291)    (611)
 Net realized gain
   (loss) on investments....       48,599        51,857    7,402      68,400     70,148      591      242
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........      380,021       (76,751)   1,574     (15,957)  (390,264)  37,629  (16,123)
 Capital gain
   distribution.............           --       398,106   18,899     917,949      4,792       --       --
                               ----------    ----------  -------  ----------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............      394,424       486,588   39,114     852,937   (359,016)  36,929  (16,492)
                               ----------    ----------  -------  ----------  ---------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............       57,245       247,308   22,661     129,067    201,806       --       --
 Death benefits.............       (2,613)       (7,525)      --      (5,130)        --       --       --
 Surrenders.................     (194,052)     (664,096)  (7,851)   (431,374)   (29,557)      --       --
 Administrative expenses....      (33,327)     (112,442)  (5,966)    (79,912)   (14,280)    (500)    (434)
 Transfers between
   subaccounts
   (including fixed
   account), net............    4,348,635    14,329,110  (81,296)  8,535,995    (39,184)  (1,058)  10,251
                               ----------    ----------  -------  ----------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...    4,175,888    13,792,355  (72,452)  8,148,646    118,785   (1,558)   9,817
                               ----------    ----------  -------  ----------  ---------  -------  -------
Increase (decrease) in
 net assets.................    4,570,312    14,278,943  (33,338)  9,001,583   (240,231)  35,371   (6,675)
Net assets at beginning
 of year....................           --       660,438  693,776   2,498,861  2,739,092  144,835  151,510
                               ----------    ----------  -------  ----------  ---------  -------  -------
Net assets at end of year...   $4,570,312    14,939,381  660,438  11,500,444  2,498,861  180,206  144,835
                               ==========    ==========  =======  ==========  =========  =======  =======
Change in units (note 5):
 Units purchased............      492,896     1,365,661   18,845     805,565     79,579       27      957
 Units redeemed.............      (72,908)     (215,469) (24,818)   (119,064)   (70,377)    (163)     (94)
                               ----------    ----------  -------  ----------  ---------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      419,988     1,150,192   (5,973)    686,501      9,202     (136)     863
                               ==========    ==========  =======  ==========  =========  =======  =======

                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             ---------------------------------------------------
                                 FRANKLIN INCOME          FRANKLIN TEMPLETON
                                   SECURITIES             VIP FOUNDING FUNDS
                                     FUND --              ALLOCATION FUND --
                                 CLASS 2 SHARES             CLASS 2 SHARES
                             --------------------------  -----------------------


                             ----------------------------------------------------
                                2012          2011          2012         2011
                              ----------    ----------    ---------   ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    908,008       812,160       63,703     (127,400)
 Net realized gain
   (loss) on investments....    (25,650)       (9,928)      24,810      (10,270)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,080,343      (642,293)     761,826      (77,451)
 Capital gain
   distribution.............         --            --           --           --
                              ----------    ----------    ---------   ---------
    Increase (decrease)
     in net assets from
     operations.............  1,962,701       159,939      850,339     (215,121)
                              ----------    ----------    ---------   ---------
From capital
 transactions (note 4):
 Net premiums...............     57,762       174,555       37,500       22,000
 Death benefits.............         --        (2,866)          --           --
 Surrenders................. (1,198,514)     (914,935)    (297,485)    (261,829)
 Administrative expenses....    (84,286)      (84,202)     (30,254)     (31,390)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (692,147)   (1,744,835)    (168,791)    (133,390)
                              ----------    ----------    ---------   ---------
    Increase (decrease)
     in net assets from
     capital transactions... (1,917,185)   (2,572,283)    (459,030)    (404,609)
                              ----------    ----------    ---------   ---------
Increase (decrease) in
 net assets.................     45,516    (2,412,344)     391,309     (619,730)
Net assets at beginning
 of year.................... 19,249,791    21,662,135    6,618,247    7,237,977
                              ----------    ----------    ---------   ---------
Net assets at end of year... 19,295,307    19,249,791    7,009,556    6,618,247
                              ==========    ==========    =========   =========
Change in units (note 5):
 Units purchased............     48,366        77,126       19,936       46,516
 Units redeemed.............   (209,663)     (306,306)     (71,341)     (92,503)
                              ----------    ----------    ---------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (161,297)     (229,180)     (51,405)     (45,987)
                              ==========    ==========    =========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               FRANKLIN TEMPLETON VARIABLE INSURANCE
                                    PRODUCTS TRUST (CONTINUED)
                             ----------------------------------------   --------------
                                  MUTUAL SHARES      TEMPLETON GROWTH    CORE VALUE
                               SECURITIES FUND --    SECURITIES FUND -- EQUITY FUND --
                                 CLASS 2 SHARES       CLASS 2 SHARES    CLASS 1 SHARES
                             ----------------------  ----------------   ------------


                                                      YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------
                                 2012        2011      2012      2011    2012    2011
                             -----------  ---------  -------   -------  ------   ----
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    10,737     66,001    4,671       870     695     --
 Net realized gain
   (loss) on investments....     411,508     92,647    2,018     1,770      (9)    --
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........      30,829   (320,514)  99,323   (46,568) (2,444)    --
 Capital gain
   distribution.............          --         --       --        --      --     --
                             -----------  ---------  -------   -------  ------   ----
    Increase (decrease)
     in net assets from
     operations.............     453,074   (161,866) 106,012   (43,928) (1,758)    --
                             -----------  ---------  -------   -------  ------   ----
From capital
 transactions (note 4):
 Net premiums...............       8,328    191,133       --    21,173      --     --
 Death benefits.............          --     (1,527)      --        --      --     --
 Surrenders.................    (125,712)  (201,130)  (6,115)   (6,147)     --     --
 Administrative expenses....     (16,227)   (46,530)  (3,618)   (3,891)   (202)    --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (4,353,695)   (88,232) (33,476)  (55,162) 84,378     --
                             -----------  ---------  -------   -------  ------   ----
    Increase (decrease)
     in net assets from
     capital transactions...  (4,487,306)  (146,286) (43,209)  (44,027) 84,176     --
                             -----------  ---------  -------   -------  ------   ----
Increase (decrease) in
 net assets.................  (4,034,232)  (308,152)  62,803   (87,955) 82,418     --
Net assets at beginning
 of year....................   6,659,787  6,967,939  547,402   635,357      --     --
                             -----------  ---------  -------   -------  ------   ----
Net assets at end of year... $ 2,625,555  6,659,787  610,205   547,402  82,418     --
                             ===========  =========  =======   =======  ======   ====
Change in units (note 5):
 Units purchased............      13,592    100,551    4,864     7,320   6,728    425
 Units redeemed.............    (468,153)  (117,072)  (9,220)  (11,648)     (9)  (425)
                             -----------  ---------  -------   -------  ------   ----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (454,561)   (16,521)  (4,356)   (4,328)  6,719     --
                             ===========  =========  =======   =======  ======   ====

                              GE INVESTMENTS FUNDS, INC.
                             ------------------------------------------
                                                        MID-CAP
                              INCOME FUND --        EQUITY FUND --
                              CLASS 1 SHARES        CLASS 1 SHARES
                             ----------------  ------------------------
                                               PERIOD FROM
                                               JANUARY 1 TO  YEAR ENDED
                                                AUGUST 3,   DECEMBER 31,
                             ---------------   ------------ ------------
                               2012     2011       2012         2011
                             -------  -------  ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,053    4,220      (1,483)     (1,853)
 Net realized gain
   (loss) on investments....   1,512      387       4,161       1,922
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,021    3,887       8,598     (25,566)
 Capital gain
   distribution.............      --       --          --      10,847
                             -------  -------    --------     -------
    Increase (decrease)
     in net assets from
     operations.............   5,586    8,494      11,276     (14,650)
                             -------  -------    --------     -------
From capital
 transactions (note 4):
 Net premiums...............      --       --          --          --
 Death benefits.............      --       --          --          --
 Surrenders................. (41,882)  (1,342)    (42,144)     (6,412)
 Administrative expenses....    (342)    (622)       (661)       (638)
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,764   (3,905)   (110,933)     70,727
                             -------  -------    --------     -------
    Increase (decrease)
     in net assets from
     capital transactions... (40,460)  (5,869)   (153,738)     63,677
                             -------  -------    --------     -------
Increase (decrease) in
 net assets................. (34,874)   2,625    (142,462)     49,027
Net assets at beginning
 of year.................... 153,805  151,180     142,462      93,435
                             -------  -------    --------     -------
Net assets at end of year... 118,931  153,805          --     142,462
                             =======  =======    ========     =======
Change in units (note 5):
 Units purchased............     229      532         162       6,054
 Units redeemed.............  (3,570)  (1,034)    (12,704)       (885)
                             -------  -------    --------     -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (3,341)    (502)    (12,542)      5,169
                             =======  =======    ========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                           GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             -------------------------------------------------------------------------------------
                                                       PREMIER GROWTH REAL ESTATE SECURITIES
                                                       EQUITY FUND --        FUND --
                                 MONEY MARKET FUND     CLASS 1 SHARES    CLASS 1 SHARES      S&P 500(R) INDEX FUND
                             ------------------------  -------------- --------------------   --------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                              AUGUST 3,   DECEMBER 31,                         YEAR ENDED DECEMBER 31,
                             ------------ ------------ -----------------------------------------------------------
                                 2012         2011     2012    2011      2012        2011       2012       2011
                             ------------ ------------ ----    ----   ---------   ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (67,557)    (265,261)  (20)    --       12,872      (5,656)     9,045     (3,816)
 Net realized gain
   (loss) on investments....          --           --   474     --      137,881     140,140     27,426    117,520
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........          --           --    --     --      250,948      98,254     58,945   (133,128)
 Capital gain
   distribution.............          --           --    --     --           --          --         --         --
                             -----------  -----------   ----    --    ---------   ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............     (67,557)    (265,261)  454     --      401,701     232,738     95,416    (19,424)
                             -----------  -----------   ----    --    ---------   ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............         520    4,882,301    --     --       21,778     159,181         --         --
 Death benefits.............  (6,652,221) (11,346,860)   --     --         (866)       (514)        --         --
 Surrenders.................    (642,187)  (2,754,816)  (94)    --     (140,940)    (79,746)  (151,835)   (94,086)
 Administrative expenses....     (25,008)    (143,996)   --     --      (17,766)    (16,073)      (572)      (134)
 Transfers between
   subaccounts
   (including fixed
   account), net............     195,431  (11,226,240) (360)    --        3,087    (281,349)   686,355   (488,635)
                             -----------  -----------   ----    --    ---------   ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (7,123,465) (20,589,611) (454)    --     (134,707)   (218,501)   533,948   (582,855)
                             -----------  -----------   ----    --    ---------   ---------  ---------  ---------
Increase (decrease) in
 net assets.................  (7,191,022) (20,854,872)   --     --      266,994      14,237    629,364   (602,279)
Net assets at beginning
 of year....................   7,191,022   28,045,894    --     --    2,705,545   2,691,308    438,071  1,040,350
                             -----------  -----------   ----    --    ---------   ---------  ---------  ---------
Net assets at end of year... $        --    7,191,022    --     --    2,972,539   2,705,545  1,067,435    438,071
                             ===========  ===========   ====    ==    =========   =========  =========  =========
Change in units (note 5):
 Units purchased............   1,307,925    2,931,577   518     --       31,156      52,165     62,651         23
 Units redeemed.............  (2,028,661)  (5,055,925) (518)    --      (41,854)    (70,172)   (14,678)   (58,483)
                             -----------  -----------   ----    --    ---------   ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (720,736)  (2,124,348)   --     --      (10,698)    (18,007)    47,973    (58,460)
                             ===========  ===========   ====    ==    =========   =========  =========  =========

                             ----------------
                                 SMALL-CAP
                              EQUITY FUND --
                              CLASS 1 SHARES
                             ----------------



                             ----------------
                              2012     2011
                             ------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (916)     (945)
 Net realized gain
   (loss) on investments....  1,783   (11,451)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,413    14,467
 Capital gain
   distribution.............  7,157        --
                             ------  --------
    Increase (decrease)
     in net assets from
     operations.............  9,437     2,071
                             ------  --------
From capital
 transactions (note 4):
 Net premiums...............     --        --
 Death benefits.............     --        --
 Surrenders.................   (563)     (264)
 Administrative expenses....   (575)     (527)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (211) (117,960)
                             ------  --------
    Increase (decrease)
     in net assets from
     capital transactions... (1,349) (118,751)
                             ------  --------
Increase (decrease) in
 net assets.................  8,088  (116,680)
Net assets at beginning
 of year.................... 70,523   187,203
                             ------  --------
Net assets at end of year... 78,611    70,523
                             ======  ========
Change in units (note 5):
 Units purchased............    394    11,585
 Units redeemed.............   (486)  (21,940)
                             ------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (92)  (10,355)
                             ======  ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                             -----------------------------------------
                                    TOTAL RETURN          U.S. EQUITY
                                  FUND -- CLASS 3        FUND -- CLASS
                                       SHARES              1 SHARES
                             -------------------------  --------------

                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------
                                 2012          2011      2012    2011
                             ------------  -----------  ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (878,351)    (386,660)     63    (423)
 Net realized gain
   (loss) on investments....    1,329,169      821,057     925     291
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   22,439,340  (11,951,096) 11,387  (3,297)
 Capital gain
   distribution.............           --           --      --      --
                             ------------  -----------  ------  ------
    Increase (decrease)
     in net assets from
     operations.............   22,890,158  (11,516,699) 12,375  (3,429)
                             ------------  -----------  ------  ------
From capital
 transactions (note 4):
 Net premiums...............    7,961,955   29,089,094      --      --
 Death benefits.............       (8,393)      (3,775)     --      --
 Surrenders.................  (10,473,733)  (6,766,253)     --      --
 Administrative expenses....   (2,040,787)  (1,914,267)   (872)   (822)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (5,388,471)     456,586  (2,628)      9
                             ------------  -----------  ------  ------
    Increase (decrease)
     in net assets from
     capital transactions...   (9,949,429)  20,861,385  (3,500)   (813)
                             ------------  -----------  ------  ------
Increase (decrease) in
 net assets.................   12,940,729    9,344,686   8,875  (4,242)
Net assets at beginning
 of year....................  225,118,754  215,774,068  86,599  90,841
                             ------------  -----------  ------  ------
Net assets at end of year... $238,059,483  225,118,754  95,474  86,599
                             ============  ===========  ======  ======
Change in units (note 5):
 Units purchased............    1,113,083    4,828,533     383     830
 Units redeemed.............   (2,038,819)  (2,974,472)   (683)   (880)
                             ------------  -----------  ------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (925,736)   1,854,061    (300)    (50)
                             ============  ===========  ======  ======

                                                   GENWORTH VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------------
                               GENWORTH 40/60 INDEX      GENWORTH 60/40 INDEX        GENWORTH CALAMOS
                                ALLOCATION FUND --        ALLOCATION FUND --          GROWTH FUND --
                                  SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                             ------------------------  ------------------------  ------------------------
                             PERIOD FROM               PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31,
                                 2012         2011         2012         2011         2012         2011
                             ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (53,853)     153,238      (62,624)      66,696       (3,863)    (54,226)
 Net realized gain
   (loss) on investments....   1,541,146      387,739    2,345,512      269,980       47,733     129,794
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (780,454)    (402,876)    (944,346)  (1,051,407)     155,892    (743,988)
 Capital gain
   distribution.............          --      469,930           --      225,449           --     382,762
                             -----------   ----------  -----------   ----------   ----------   ---------
    Increase (decrease)
     in net assets from
     operations.............     706,839      608,031    1,338,542     (489,282)     199,762    (285,658)
                             -----------   ----------  -----------   ----------   ----------   ---------
From capital
 transactions (note 4):
 Net premiums...............         240    4,438,351      202,025    6,819,060          761     187,514
 Death benefits.............          --           --           --           --           --        (516)
 Surrenders.................    (108,795)  (2,641,224)    (177,241)  (2,203,155)      (6,001)    (79,457)
 Administrative expenses....     (32,915)    (487,963)     (41,523)    (593,342)      (3,130)    (26,024)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (43,716,516)   3,025,591  (51,741,262)   4,165,654   (3,433,420)   (106,291)
                             -----------   ----------  -----------   ----------   ----------   ---------
    Increase (decrease)
     in net assets from
     capital transactions... (43,857,986)   4,334,755  (51,758,001)   8,188,217   (3,441,790)    (24,774)
                             -----------   ----------  -----------   ----------   ----------   ---------
Increase (decrease) in
 net assets................. (43,151,147)   4,942,786  (50,419,459)   7,698,935   (3,242,028)   (310,432)
Net assets at beginning
 of year....................  43,151,147   38,208,361   50,419,459   42,720,524    3,242,028   3,552,460
                             -----------   ----------  -----------   ----------   ----------   ---------
Net assets at end of year...          --   43,151,147           --   50,419,459           --   3,242,028
                             ===========   ==========  ===========   ==========   ==========   =========
Change in units (note 5):
 Units purchased............      60,494    1,284,200      101,363    1,283,870        2,370      63,067
 Units redeemed.............  (3,976,678)    (886,526)  (4,740,926)    (553,572)    (293,200)    (64,556)
                             -----------   ----------  -----------   ----------   ----------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (3,916,184)     397,674   (4,639,563)     730,298     (290,830)     (1,489)
                             ===========   ==========  ===========   ==========   ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                             -------------------------


                                  GENWORTH DAVIS
                                NY VENTURE FUND --
                                  SERVICE SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31,
                                 2012         2011
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    (1,802)    (15,805)
 Net realized gain
   (loss) on investments....      90,769      55,694
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........      (7,813)   (141,183)
 Capital gain
   distribution.............          --          --
                             -----------   ---------
    Increase (decrease)
     in net assets from
     operations.............      81,154    (101,294)
                             -----------   ---------
From capital
 transactions (note 4):
 Net premiums...............       1,474     398,816
 Death benefits.............          --          --
 Surrenders.................      (1,935)    (50,580)
 Administrative expenses....      (1,136)     (9,635)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,645,603)   (233,183)
                             -----------   ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,647,200)    105,418
                             -----------   ---------
Increase (decrease) in
 net assets.................  (1,566,046)      4,124
Net assets at beginning
 of year....................   1,566,046   1,561,922
                             -----------   ---------
Net assets at end of year... $        --   1,566,046
                             ===========   =========
Change in units (note 5):
 Units purchased............          90     123,366
 Units redeemed.............    (151,397)   (119,621)
                             -----------   ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (151,307)      3,745
                             ===========   =========

                                              GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             -------------------------------------------------------------------------------------------------------
                                                               GENWORTH
                                  GENWORTH EATON               ENHANCED              GENWORTH GOLDMAN
                                  VANCE LARGE CAP            INTERNATIONAL          SACHS ENHANCED CORE
                                   VALUE FUND --             INDEX FUND --          BOND INDEX FUND --
                                  SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                             ------------------------  ------------------------  ------------------------
                             PERIOD FROM               PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31,
                                 2012         2011         2012         2011         2012         2011
                             ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (6,201)     (7,406)      (1,035)       4,162       (16,897)      75,064
 Net realized gain
   (loss) on investments....      50,326      22,318      (84,830)       2,964      (211,459)     (34,463)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     155,049    (435,726)      96,801     (172,807)       39,512      697,278
 Capital gain
   distribution.............          --      86,830           --           --            --           --
                              ----------   ---------     --------    ---------   -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............     199,174    (333,984)      10,936     (165,681)     (188,844)     737,879
                              ----------   ---------     --------    ---------   -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............       1,828     130,540          510       32,807         4,348      302,679
 Death benefits.............          --      (1,515)          --           --            --       (5,980)
 Surrenders.................      (9,889)   (136,446)         (95)      (4,347)      (35,319)    (491,387)
 Administrative expenses....      (3,894)    (42,651)        (728)      (6,238)       (8,697)    (120,275)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (5,486,458)     84,008     (975,781)     (74,093)  (14,455,721)    (603,814)
                              ----------   ---------     --------    ---------   -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (5,498,413)     33,936     (976,094)     (51,871)  (14,495,389)    (918,777)
                              ----------   ---------     --------    ---------   -----------   ----------
Increase (decrease) in
 net assets.................  (5,299,239)   (300,048)    (965,158)    (217,552)  (14,684,233)    (180,898)
Net assets at beginning
 of year....................   5,299,239   5,599,287      965,158    1,182,710    14,684,233   14,865,131
                              ----------   ---------     --------    ---------   -----------   ----------
Net assets at end of year...          --   5,299,239           --      965,158            --   14,684,233
                              ==========   =========     ========    =========   ===========   ==========
Change in units (note 5):
 Units purchased............         905      92,058          954       18,352        29,074      247,337
 Units redeemed.............    (584,685)    (87,063)    (104,095)     (23,411)   (1,239,003)    (322,060)
                              ----------   ---------     --------    ---------   -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (583,780)      4,995     (103,141)      (5,059)   (1,209,929)     (74,723)
                              ==========   =========     ========    =========   ===========   ==========

                             -------------------------


                                  GENWORTH GROWTH
                                ALLOCATION FUND --
                                  SERVICE SHARES
                             ------------------------
                             PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31,
                                 2012         2011
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (65,336)     427,923
 Net realized gain
   (loss) on investments....  (1,052,439)     166,039
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   2,480,394   (3,906,062)
 Capital gain
   distribution.............          --      964,747
                             -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   1,362,619   (2,347,353)
                             -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............      15,292   15,648,645
 Death benefits.............          --           --
 Surrenders.................    (182,390)  (1,889,277)
 Administrative expenses....     (55,177)    (663,303)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (53,604,962)    (401,183)
                             -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions... (53,827,237)  12,694,882
                             -----------   ----------
Increase (decrease) in
 net assets................. (52,464,618)  10,347,529
Net assets at beginning
 of year....................  52,464,618   42,117,089
                             -----------   ----------
Net assets at end of year...          --   52,464,618
                             ===========   ==========
Change in units (note 5):
 Units purchased............      12,511    1,988,054
 Units redeemed.............  (4,805,052)    (905,611)
                             -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (4,792,541)   1,082,443
                             ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2




                                                          GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------------
                                                               GENWORTH
                                GENWORTH LEGG MASON            MODERATE
                              CLEARBRIDGE AGGRESSIVE          ALLOCATION              GENWORTH PIMCO
                                  GROWTH FUND --                FUND --             STOCKSPLUS FUND --
                                  SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                             ------------------------  ------------------------  ------------------------
                             PERIOD FROM               PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                             JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31,
                                 2012         2011         2012         2011         2012         2011
                             ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    (5,302)    (68,031)      (53,534)     403,362      (18,447)     177,436
 Net realized gain
   (loss) on investments....      82,481      43,020      (505,892)      58,013     (876,658)      42,495
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     226,742    (221,738)    1,502,228   (2,552,351)   1,558,933   (1,321,028)
 Capital gain
   distribution.............          --     311,624            --      850,547           --    1,266,235
                             -----------   ---------   -----------   ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............     303,921      64,875       942,802   (1,240,429)     663,828      165,138
                             -----------   ---------   -----------   ----------  -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............       1,828     129,354        39,222    8,441,131        7,267      214,067
 Death benefits.............          --      (1,495)           --           --           --       (6,163)
 Surrenders.................      (9,627)   (141,608)      (77,018)  (1,531,315)     (37,538)    (540,429)
 Administrative expenses....      (2,979)    (35,619)      (37,443)    (503,851)     (11,132)    (131,533)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (4,755,935)   (191,128)  (45,713,803)   2,602,920  (16,506,362)    (680,621)
                             -----------   ---------   -----------   ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,766,713)   (240,496)  (45,789,042)   9,008,885  (16,547,765)  (1,144,679)
                             -----------   ---------   -----------   ----------  -----------   ----------
Increase (decrease) in
 net assets.................  (4,462,792)   (175,621)  (44,846,240)   7,768,456  (15,883,937)    (979,541)
Net assets at beginning
 of year....................   4,462,792   4,638,413    44,846,240   37,077,784   15,883,937   16,863,478
                             -----------   ---------   -----------   ----------  -----------   ----------
Net assets at end of year... $        --   4,462,792            --   44,846,240           --   15,883,937
                             ===========   =========   ===========   ==========  ===========   ==========
Change in units (note 5):
 Units purchased............         597      82,362        10,481    1,197,715          761      174,295
 Units redeemed.............    (361,948)    (97,449)   (4,148,891)    (402,662)  (1,279,639)    (258,972)
                             -----------   ---------   -----------   ----------  -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (361,351)    (15,087)   (4,138,410)     795,053   (1,278,878)     (84,677)
                             ===========   =========   ===========   ==========  ===========   ==========

                                                       GOLDMAN SACHS
                                                          VARIABLE
                                                         INSURANCE
                                                           TRUST       JANUS ASPEN SERIES
                             ------------------------- -------------- --------------------

                                                       GOLDMAN SACHS
                                GENWORTH PYRAMIS(R)     MONEY MARKET
                                SMALL/MID CAP CORE        FUND --     BALANCED PORTFOLIO --
                              FUND -- SERVICE SHARES   SERVICE SHARES    SERVICE SHARES
                             ------------------------  -------------- --------------------
                             PERIOD FROM                PERIOD FROM        YEAR ENDED
                             JANUARY 1 TO  YEAR ENDED   AUGUST 3, TO      DECEMBER 31,
                             JANUARY 27,  DECEMBER 31,  DECEMBER 31,  --------------------
                                 2012         2011          2012         2012       2011
                             ------------ ------------ -------------- ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (5,239)     (50,007)      (49,135)     68,311     38,614
 Net realized gain
   (loss) on investments....    (468,820)     136,271            --      10,351     21,584
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     723,849   (1,374,084)           --     199,395   (413,869)
 Capital gain
   distribution.............          --      931,677            --     503,579    347,572
                              ----------   ----------    ----------   ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............     249,790     (356,143)      (49,135)    781,636     (6,099)
                              ----------   ----------    ----------   ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............       1,805      176,219           211      72,403    105,956
 Death benefits.............          --       (1,442)   (6,298,828)         --         --
 Surrenders.................      (9,802)    (137,710)     (750,457)   (231,320)  (282,153)
 Administrative expenses....      (3,231)     (35,679)      (19,395)    (43,539)   (41,760)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (4,734,637)      94,705    13,669,810     143,882   (108,737)
                              ----------   ----------    ----------   ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,745,865)      96,093     6,601,341     (58,574)  (326,694)
                              ----------   ----------    ----------   ---------  ---------
Increase (decrease) in
 net assets.................  (4,496,075)    (260,050)    6,552,206     723,062   (332,793)
Net assets at beginning
 of year....................   4,496,075    4,756,125            --   6,801,650  7,134,443
                              ----------   ----------    ----------   ---------  ---------
Net assets at end of year...          --    4,496,075     6,552,206   7,524,712  6,801,650
                              ==========   ==========    ==========   =========  =========
Change in units (note 5):
 Units purchased............         463      132,545     1,797,362      63,925     24,341
 Units redeemed.............    (448,283)    (116,976)   (1,138,152)    (69,037)   (50,046)
                              ----------   ----------    ----------   ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (447,820)      15,569       659,210      (5,112)   (25,705)
                              ==========   ==========    ==========   =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               JANUS ASPEN SERIES             LEGG MASON PARTNERS VARIABLE            MFS(R) VARIABLE
                                  (CONTINUED)                         EQUITY TRUST                     INSURANCE TRUST
                             ---------------------  ------------------------------------------------  ---------------
                                                       LEGG MASON                       LEGG MASON        MFS(R)
                                                      CLEARBRIDGE      LEGG MASON      CLEARBRIDGE      INVESTORS
                                                        VARIABLE       CLEARBRIDGE       VARIABLE         GROWTH
                                                       AGGRESSIVE    VARIABLE EQUITY   FUNDAMENTAL        STOCK
                                     FORTY               GROWTH      INCOME BUILDER   ALL CAP VALUE     SERIES --
                              PORTFOLIO -- SERVICE    PORTFOLIO --    PORTFOLIO --     PORTFOLIO --   SERVICE CLASS
                                     SHARES             CLASS II        CLASS II         CLASS I          SHARES
                             ---------------------  ---------------  --------------  ---------------  ---------------
                                                             YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------
                                2012        2011      2012    2011    2012    2011     2012    2011    2012     2011
                             ----------  ---------  -------  ------  ------  ------  -------  ------  ------   -----
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (59,363)   (67,135)    (877) (1,037)     85     120      (54)     44     (94)    (71)
 Net realized gain
   (loss) on investments....    164,063     78,432    2,717     269     130      88   (4,460)   (859)      5      (4)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,028,271   (431,916)   8,740   1,628     838     389    7,652  (2,181)    997    (390)
 Capital gain
   distribution.............         --         --    3,315      --      --      --       --      --     497      --
                             ----------  ---------  -------  ------  ------  ------  -------  ------  ------   -----
    Increase (decrease)
     in net assets from
     operations.............  1,132,971   (420,619)  13,895     860   1,053     597    3,138  (2,996)  1,405    (465)
                             ----------  ---------  -------  ------  ------  ------  -------  ------  ------   -----
From capital
 transactions (note 4):
 Net premiums...............     56,438    201,816       --      --      --      --       --      --      --      --
 Death benefits.............     (2,697)    (1,038)      --      --      --      --       --      --      --      --
 Surrenders.................   (245,460)  (148,054) (10,606)     --    (793)     --  (28,344) (3,198)     --      --
 Administrative expenses....    (41,811)   (34,317)     (99)   (170)     --      --      (76)    (84)    (30)    (14)
 Transfers between
   subaccounts
   (including fixed
   account), net............    352,751   (151,884)    (200)   (355)   (234) (1,672)    (301)    (94)     --   9,648
                             ----------  ---------  -------  ------  ------  ------  -------  ------  ------   -----
    Increase (decrease)
     in net assets from
     capital transactions...    119,221   (133,477) (10,905)   (525) (1,027) (1,672) (28,721) (3,376)    (30)  9,634
                             ----------  ---------  -------  ------  ------  ------  -------  ------  ------   -----
Increase (decrease) in
 net assets.................  1,252,192   (554,096)   2,990     335      26  (1,075) (25,583) (6,372)  1,375   9,169
Net assets at beginning
 of year....................  4,880,364  5,434,460   84,061  83,726   9,422  10,497   34,924  41,296   9,169      --
                             ----------  ---------  -------  ------  ------  ------  -------  ------  ------   -----
Net assets at end of year... $6,132,556  4,880,364   87,051  84,061   9,448   9,422    9,341  34,924  10,544   9,169
                             ==========  =========  =======  ======  ======  ======  =======  ======  ======   =====
Change in units (note 5):
 Units purchased............    101,952     83,491       --      57      25      33       --      --      --     813
 Units redeemed.............    (87,142)   (91,969)    (943)   (100)   (136)   (221)  (3,273)   (413)     (2)     (1)
                             ----------  ---------  -------  ------  ------  ------  -------  ------  ------   -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     14,810     (8,478)    (943)    (43)   (111)   (188)  (3,273)   (413)     (2)    812
                             ==========  =========  =======  ======  ======  ======  =======  ======  ======   =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                   MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)        OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             -------------------------------------------------------  ----------------------------------
                                 MFS(R)
                               INVESTORS                                                                   OPPENHEIMER
                                 TRUST           MFS(R) TOTAL       MFS(R) UTILITIES     OPPENHEIMER         CAPITAL
                               SERIES --       RETURN SERIES --        SERIES --          BALANCED        APPRECIATION
                             SERVICE CLASS         SERVICE              SERVICE          FUND/VA --        FUND/VA --
                                 SHARES          CLASS SHARES         CLASS SHARES     SERVICE SHARES    SERVICE SHARES
                             -------------  ---------------------  -----------------  ----------------  ----------------
                                                               YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                              2012    2011     2012        2011      2012     2011      2012     2011     2012     2011
                             ------  -----  ----------  ---------  -------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (28)   (23)     38,841     39,194   23,018     8,662   (3,663)   1,647   (2,494)  (3,490)
 Net realized gain
   (loss) on investments....     (8)    (9)    127,687     35,623    8,078    16,861      741   (6,336)   3,201    5,838
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,046   (186)    206,573    (59,111)  22,687     7,982   62,202   (4,096)  31,544  (12,852)
 Capital gain
   distribution.............     --     --          --         --       --        --       --       --       --       --
                             ------  -----  ----------  ---------  -------  --------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............  1,010   (218)    373,101     15,706   53,783    33,505   59,280   (8,785)  32,251  (10,504)
                             ------  -----  ----------  ---------  -------  --------  -------  -------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............     --     --      69,272    316,859       --        --       --       --       --       --
 Death benefits.............     --     --     (19,130)        --       --        --       --       --       --       --
 Surrenders.................     --     --    (128,639)   (75,005) (62,164)  (17,678) (37,940) (23,976)  (3,288)    (537)
 Administrative expenses....     (5)    (5)    (27,911)   (29,050)  (2,505)   (2,486)  (2,393)  (2,310)  (1,574)  (1,859)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (51)    94  (1,046,472)  (371,262)  (3,427) (108,552)  54,477   (7,983)  (1,548) (84,668)
                             ------  -----  ----------  ---------  -------  --------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...    (56)    89  (1,152,880)  (158,458) (68,096) (128,716)  14,144  (34,269)  (6,410) (87,064)
                             ------  -----  ----------  ---------  -------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets.................    954   (129)   (779,779)  (142,752) (14,313)  (95,211)  73,424  (43,054)  25,841  (97,568)
Net assets at beginning
 of year....................  5,813  5,942   4,335,731  4,478,483  508,664   603,875  578,108  621,162  259,992  357,560
                             ------  -----  ----------  ---------  -------  --------  -------  -------  -------  -------
Net assets at end of year... $6,767  5,813   3,555,952  4,335,731  494,351   508,664  651,532  578,108  285,833  259,992
                             ======  =====  ==========  =========  =======  ========  =======  =======  =======  =======
Change in units (note 5):
 Units purchased............     --      7      12,519     43,409    1,308    13,558    9,787    2,523      738    2,716
 Units redeemed.............     (5)    --    (111,210)   (58,123)  (5,782)  (22,091)  (8,414)  (7,092)  (1,321) (11,633)
                             ------  -----  ----------  ---------  -------  --------  -------  -------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (5)     7     (98,691)   (14,714)  (4,474)   (8,533)   1,373   (4,569)    (583)  (8,917)
                             ======  =====  ==========  =========  =======  ========  =======  =======  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -------------------------------------------------------------------
                                                                              OPPENHEIMER MAIN
                               OPPENHEIMER GLOBAL      OPPENHEIMER MAIN         STREET SMALL-
                                   SECURITIES               STREET                & MID-CAP
                                   FUND/VA --             FUND/VA --            FUND(R)/VA --
                                 SERVICE SHARES         SERVICE SHARES         SERVICE SHARES
                             ---------------------  ----------------------  --------------------
                                                                        YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------
                                2012        2011       2012        2011        2012       2011
                             ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   26,808    (25,211)    (86,391)   (154,174)  (107,188)  (102,259)
 Net realized gain
   (loss) on investments....    167,862    159,698   1,616,702     378,867    414,568    362,039
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    833,832   (689,417)    132,543    (496,139) 1,053,468   (497,063)
 Capital gain
   distribution.............         --         --          --          --         --         --
                             ----------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  1,028,502   (554,930)  1,662,854    (271,446) 1,360,848   (237,283)
                             ----------  ---------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............    119,188    253,906     126,009     248,298    117,351    143,279
 Death benefits.............     (2,564)    (1,494)     (5,292)     (6,205)    (5,065)    (2,910)
 Surrenders.................   (252,794)  (176,605)   (465,210)   (563,885)  (431,136)  (287,586)
 Administrative expenses....    (45,276)   (45,607)    (81,948)   (133,252)   (71,824)   (69,799)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (683,512)   409,684  (8,003,860)   (143,258)  (460,300)  (107,700)
                             ----------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (864,958)   439,884  (8,430,301)   (598,302)  (850,974)  (324,716)
                             ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................    163,544   (115,046) (6,767,447)   (869,748)   509,874   (561,999)
Net assets at beginning
 of year....................  5,636,330  5,751,376  16,383,902  17,253,650  8,760,105  9,322,104
                             ----------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year... $5,799,874  5,636,330   9,616,455  16,383,902  9,269,979  8,760,105
                             ==========  =========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     54,330    155,846      65,497     224,080     96,856    182,777
 Units redeemed.............   (129,774)  (112,139)   (853,608)   (279,581)  (171,421)  (202,989)
                             ----------  ---------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (75,444)    43,707    (788,111)    (55,501)   (74,565)   (20,212)
                             ==========  =========  ==========  ==========  =========  =========

                                  PIMCO VARIABLE INSURANCE TRUST
                             ---------------------------------------

                                 ALL ASSET           HIGH YIELD
                               PORTFOLIO --         PORTFOLIO --
                               ADVISOR CLASS    ADMINISTRATIVE CLASS
                                  SHARES               SHARES
                             ----------------  ---------------------

                             ----------------------------------------
                               2012     2011      2012        2011
                             -------  -------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  15,346   25,312     223,153    328,226
 Net realized gain
   (loss) on investments....     627    1,087     106,490     33,845
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  36,481  (24,246)    299,551   (253,081)
 Capital gain
   distribution.............      --       --          --         --
                             -------  -------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............  52,454    2,153     629,194    108,990
                             -------  -------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      --    8,513      65,709    286,543
 Death benefits.............      --       --      (1,685)    (1,659)
 Surrenders................. (16,381)  (2,656)   (300,676)  (214,782)
 Administrative expenses....  (3,071)  (2,628)    (37,955)   (42,553)
 Transfers between
   subaccounts
   (including fixed
   account), net............  32,102      (24) (1,039,038)   133,250
                             -------  -------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  12,650    3,205  (1,313,645)   160,799
                             -------  -------  ----------  ---------
Increase (decrease) in
 net assets.................  65,104    5,358    (684,451)   269,789
Net assets at beginning
 of year.................... 383,390  378,032   6,019,841  5,750,052
                             -------  -------  ----------  ---------
Net assets at end of year... 448,494  383,390   5,335,390  6,019,841
                             =======  =======  ==========  =========
Change in units (note 5):
 Units purchased............   3,820    6,636     109,075    181,978
 Units redeemed.............  (2,874)  (6,346)   (207,862)  (169,541)
                             -------  -------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     946      290     (98,787)    12,437
                             =======  =======  ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             ---------------------------------------------------------------------
                                   LONG-TERM
                                U.S. GOVERNMENT          LOW DURATION            TOTAL RETURN
                                  PORTFOLIO --           PORTFOLIO --            PORTFOLIO --
                              ADMINISTRATIVE CLASS   ADMINISTRATIVE CLASS    ADMINISTRATIVE CLASS
                                     SHARES                 SHARES                  SHARES
                             ---------------------  ----------------------  ----------------------
                                                                     YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------
                                2012        2011       2012        2011        2012        2011
                             ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    9,039     14,640      86,448      42,995     292,505     304,335
 Net realized gain
   (loss) on investments....     31,494     22,739     120,088      61,257     131,399       2,177
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (178,408)   223,669     698,917    (196,033)  1,147,887    (138,134)
 Capital gain
   distribution.............    163,704     26,860          --          --     521,368     393,454
                             ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     25,829    287,908     905,453     (91,781)  2,093,159     561,832
                             ----------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     54,212     90,591     321,963   1,250,115     573,344   1,190,947
 Death benefits.............         --         --     (10,021)     (6,966)     (7,583)     (5,863)
 Surrenders.................    (61,628)   (22,422) (1,164,136) (1,652,826) (1,219,545)   (801,570)
 Administrative expenses....     (7,941)    (7,074)   (170,086)   (180,000)   (200,735)   (192,371)
 Transfers between
   subaccounts
   (including fixed
   account), net............    146,348   (133,321)   (728,134)    601,616    (538,443)   (251,306)
                             ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    130,991    (72,226) (1,750,414)     11,939  (1,392,962)    (60,163)
                             ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    156,820    215,682    (844,961)    (79,842)    700,197     501,669
Net assets at beginning
 of year....................  1,314,251  1,098,569  22,589,462  22,669,304  27,247,078  26,745,409
                             ----------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $1,471,071  1,314,251  21,744,501  22,589,462  27,947,275  27,247,078
                             ==========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     34,984     65,570     278,144     657,007     295,305     483,112
 Units redeemed.............    (28,616)   (67,998)   (421,931)   (655,068)   (397,732)   (488,843)
                             ----------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      6,368     (2,428)   (143,787)      1,939    (102,427)     (5,731)
                             ==========  =========  ==========  ==========  ==========  ==========

                                THE PRUDENTIAL SERIES FUND
                             --------------------------------

                              JENNISON 20/20
                              FOCUS PORTFOLIO     JENNISON
                                    --          PORTFOLIO --
                              CLASS II SHARES  CLASS II SHARES
                             ----------------  --------------

                             ---------------------------------
                               2012     2011    2012    2011
                             -------  -------  ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (4,533)  (4,713)   (659)   (550)
 Net realized gain
   (loss) on investments....   3,287    1,493  (1,874)    103
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  18,358  (17,013)  7,117    (380)
 Capital gain
   distribution.............  12,562       --      --      --
                             -------  -------  ------  ------
    Increase (decrease)
     in net assets from
     operations.............  29,674  (20,233)  4,584    (827)
                             -------  -------  ------  ------
From capital
 transactions (note 4):
 Net premiums...............      --    2,500      --      --
 Death benefits.............      --       --      --      --
 Surrenders................. (15,653)  (1,205)     --      --
 Administrative expenses....  (1,369)  (1,405)   (383)   (310)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (31,812)     843   2,148   4,541
                             -------  -------  ------  ------
    Increase (decrease)
     in net assets from
     capital transactions... (48,834)     733   1,765   4,231
                             -------  -------  ------  ------
Increase (decrease) in
 net assets................. (19,160) (19,500)  6,349   3,404
Net assets at beginning
 of year.................... 340,333  359,833  46,575  43,171
                             -------  -------  ------  ------
Net assets at end of year... 321,173  340,333  52,924  46,575
                             =======  =======  ======  ======
Change in units (note 5):
 Units purchased............     593      897   1,618     370
 Units redeemed.............  (4,594)    (798) (1,645)    (26)
                             -------  -------  ------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (4,001)      99     (27)    344
                             =======  =======  ======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                              THE PRUDENTIAL SERIES  WELLS FARGO VARIABLE
                                      FUND                TRUST
                             ----------------------  -------------------
                                                       WELLS FARGO
                                                        ADVANTAGE
                                                        VT OMEGA
                                NATURAL RESOURCES        GROWTH
                                  PORTFOLIO --           FUND --
                                 CLASS II SHARES         CLASS 2
                             ----------------------  -------------------
                                     YEAR ENDED DECEMBER 31,
                             -------------------------------------------
                                2012        2011      2012       2011
                             ----------  ----------   ------     ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (71,501)    (75,349)   (635)      (304)
 Net realized gain
   (loss) on investments....   (106,436)    105,712     536        445
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   (480,982) (1,141,600)  2,904     (3,135)
 Capital gain
   distribution.............    400,060          --   2,433        221
                             ----------  ----------   ------     ------
    Increase (decrease)
     in net assets from
     operations.............   (258,859) (1,111,237)  5,238     (2,773)
                             ----------  ----------   ------     ------
From capital
 transactions (note 4):
 Net premiums...............     67,945     587,493      --         --
 Death benefits.............       (763)         --      --         --
 Surrenders.................   (452,912)    (60,182)     --         --
 Administrative expenses....    (25,806)    (19,393)   (415)      (190)
 Transfers between
   subaccounts
   (including fixed
   account), net............    960,224      64,561  55,400     21,671
                             ----------  ----------   ------     ------
    Increase (decrease)
     in net assets from
     capital transactions...    548,688     572,479  54,985     21,481
                             ----------  ----------   ------     ------
Increase (decrease) in
 net assets.................    289,829    (538,758) 60,223     18,708
Net assets at beginning
 of year....................  4,423,799   4,962,557  32,330     13,622
                             ----------  ----------   ------     ------
Net assets at end of year... $4,713,628   4,423,799  92,553     32,330
                             ==========  ==========   ======     ======
Change in units (note 5):
 Units purchased............    136,770     105,699   4,150      1,833
 Units redeemed.............    (98,249)    (66,690)   (284)      (166)
                             ----------  ----------   ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     38,521      39,009   3,866      1,667
                             ==========  ==========   ======     ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                         Notes to Financial Statements

                               December 31, 2012

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") is a separate investment account established on June 5, 2002 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On August 3, 2012, both GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares and GE Investments Funds, Inc. -- Money Market Fund were liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares.

   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Subsequently, on April 30, the fund changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP FundsManager(R) 50% Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth 60/40 Index Allocation Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP FundsManager(R) 60% Portfolio -- Service Class 2.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012


   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Enhanced International Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Growth Allocation Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP FundsManager(R) 60% Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Moderate Allocation Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP FundsManager(R) 60% Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PIMCO StocksPLUS Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R)
Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Mid Cap Portfolio -- Service Class 2.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B Fund changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares Fund changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012


   As of December 31, 2012, the Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares were available as investment options for contracts, but not shown on the financial statements due to not having had any activity from January 1, 2011 through December 31, 2012.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2012, and there were no transfers between Level 1 and Level 2 during 2012.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. However, MyClearCourse(R), a variable annuity product, remains available for new sales. For those contracts no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012


  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

  (G) RECLASSIFICATIONS

   In 2011, the Separate Account determined that it had incorrectly classified short-term capital gains as income from ordinary dividends. In the current year, immaterial amounts have been reclassified from Net investment income (expense) to Capital gain distribution on the Statement of Changes in Net Assets, and the Investment Income Ratio for 2011 and prior years in note
(6) have been adjusted to conform to the current year presentation. The correction of the classification did not impact previously reported Net assets or Increase (decrease) in net assets from operations.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2012 were:

                           COST OF    PROCEEDS
                            SHARES      FROM
FUND/PORTFOLIO             ACQUIRED  SHARES SOLD
--------------            ---------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares....... $       --  $ 60,338
  Invesco V.I. Core
   Equity Fund -- Series
   I shares..............    267,376   151,314
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares................  2,246,139   918,490
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series I shares.......     59,816       466
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares......    155,454   185,501
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares.............    181,780   273,835
  Invesco Van Kampen
   V.I. Value
   Opportunities Fund --
   Series II shares......        108     8,075
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B...............    133,600   228,005
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B...............     11,317    51,270
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B..     14,946    13,514

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ -----------
  AllianceBernstein
   International Value
   Portfolio -- Class B... $  3,123,052 $ 2,086,885
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...           39       3,032
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...      259,660     277,805
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............    3,147,768   2,460,792
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............      304,055     277,800
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....   13,202,912  23,767,548
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......        2,736         428
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................       11,980      17,116
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.      372,785     323,718
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................      504,542     834,350
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............    5,078,037     958,734
Federated Insurance
  Series
  Federated High Income
   Bond Fund II --
   Service Shares.........       49,837      12,272
  Federated Kaufmann
   Fund II -- Service
   Shares.................      125,709   4,297,797
Fidelity(R) Variable
  Insurance Products Fund
  VIP Balanced Portfolio
   -- Service Class 2.....      685,836     721,713
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   20,861,543   3,535,314
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................        2,231      26,477
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   13,589,012   1,730,423
  VIP FundsManager(R)
   50% Portfolio --
   Service Class 2........   50,106,093   5,077,766
  VIP FundsManager(R)
   60% Portfolio --
   Service Class 2........  157,581,770  19,978,653
  VIP Growth & Income
   Portfolio -- Service
   Class 2................       29,426      25,925
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................    4,844,649     701,460
  VIP Growth Portfolio
   -- Service Class 2.....      174,094       6,609
  VIP Growth Stock
   Portfolio -- Service
   Class 2................    4,972,603     832,979
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........   17,150,283   2,851,489
  VIP Mid Cap Portfolio
   -- Service Class 2.....   10,566,248   1,607,668
  VIP Value Strategies
   Portfolio -- Service
   Class 2................          917       3,754
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........    1,817,936   2,826,516
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........      365,275     751,101
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........      191,160   4,652,387
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........       55,981      94,354
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......       85,274         395
  Income Fund -- Class 1
   Shares.................        5,589      45,492
  Mid-Cap Equity Fund --
   Class 1 Shares.........        1,976     157,205
  Money Market Fund.......   12,923,022  20,127,844
  Premier Growth Equity
   Fund -- Class 1 Shares.        6,000       6,473
  Real Estate Securities
   Fund -- Class 1 Shares.      488,144     608,640
  S&P 500(R) Index Fund...      716,284     173,191
  Small-Cap Equity Fund
   -- Class 1 Shares......       11,950       6,874
  Total Return Fund --
   Class 3 Shares.........   15,584,466  26,395,548
  U.S. Equity Fund --
   Class 1 Shares.........        5,568       9,000

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
Genworth Variable
  Insurance Trust
  Genworth 40/60 Index
   Allocation Fund --
   Service Shares......... $   674,606 $44,592,458
  Genworth 60/40 Index
   Allocation Fund --
   Service Shares.........   1,120,735  52,947,787
  Genworth Calamos
   Growth Fund --
   Service Shares.........      29,432   3,472,675
  Genworth Davis NY
   Venture Fund --
   Service Shares.........       1,012   1,650,077
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......       8,266   5,515,460
  Genworth Enhanced
   International Index
   Fund -- Service Shares.       9,502     986,171
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................     351,057  14,867,141
  Genworth Growth
   Allocation Fund --
   Service Shares.........     142,117  54,045,019
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.       8,583   4,779,804
  Genworth Moderate
   Allocation Fund --
   Service Shares.........     118,134  45,964,474
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........       9,657  16,581,613
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.       5,216   4,756,116
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Money
   Market Fund --
   Service Shares.........  17,838,968  11,395,975
Janus Aspen Series
  Balanced Portfolio --
   Service Shares.........   1,566,172   1,066,964
  Forty Portfolio --
   Service Shares.........   1,289,020   1,228,103
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II...............       3,480      11,906
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II..         499       1,440
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I...         156      28,930
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares.................         519         146
  MFS(R) Investors Trust
   Series -- Service
   Class Shares...........          47         129
  MFS(R) Total Return
   Series -- Service
   Class Shares...........     240,795   1,357,276
  MFS(R) Utilities
   Series -- Service
   Class Shares...........      49,781      94,946
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares.................      91,697      81,244
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares......       8,978      17,886
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares.........     698,872   1,525,139
  Oppenheimer Main
   Street Fund/VA --
   Service Shares.........     798,974   9,323,411
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares.........   1,118,424   2,060,990
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares...      72,324      44,478
  High Yield Portfolio
   -- Administrative
   Class Shares...........   1,888,294   2,968,250
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares...........     780,292     478,390
  Low Duration Portfolio
   -- Administrative
   Class Shares...........   3,857,373   5,524,587
  Total Return Portfolio
   -- Administrative
   Class Shares...........   5,466,899   6,033,937
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares.................      19,574      60,357
  Jennison Portfolio --
   Class II Shares........      21,676      20,567
  Natural Resources
   Portfolio -- Class II
   Shares.................   2,142,726   1,260,271
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2.............      61,283       4,492

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012


(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.00% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $25 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012


  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (E) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to Genworth Variable Insurance Trust (the "Trust"), which was an open-end diversified management investment company. The Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations. As compensation for its services, GFWM was paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows: 0.10% for the Genworth 40/60 Index Allocation Fund -- Service Shares, 0.10% for the Genworth 60/40 Index Allocation Fund -- Service Shares, 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.05% for the Genworth Growth Allocation Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.05% for the Genworth Moderate Allocation Fund - Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. On March 27, 2013, Genworth Financial, Inc. entered into a Stock Purchase Agreement to sell Genworth Financial Wealth Management, Inc.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2012 and 2011 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2012, 2011, 2010, 2009, and 2008 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2012 and were available to contract owners during 2012.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012


                                       EXPENSE AS A                          NET   INVESTMENT
                                       % OF AVERAGE                         ASSETS   INCOME
                                      NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- ------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco V.I. Core Equity Fund --
   Series I shares
   2012.............................. 1.15% to 1.95%  80,401 12.73 to 13.75 1,045    1.07%      12.57% to   11.66%
   2011.............................. 1.15% to 1.95%  69,891 11.31 to 12.31   813    0.98%     (1.21)% to  (2.01)%
   2010.............................. 1.15% to 1.95%  53,513 11.44 to 12.56   637    0.92%       8.30% to    7.42%
   2009.............................. 1.65% to 1.95%  11,535 10.38 to 11.70   120    1.80%      26.18% to   31.14%
   2008.............................. 1.35% to 1.65%  12,420  6.68 to  8.23   102    2.67%    (31.09)% to (31.30)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2012.............................. 1.15% to 2.70% 506,326 12.71 to  8.72 6,139    1.31%      13.92% to   12.14%
   2011.............................. 1.15% to 2.70% 384,940 11.16 to  7.78 4,121    1.17%     (8.06)% to  (9.50)%
   2010.............................. 1.15% to 2.70% 376,742 12.14 to  8.59 4,404    1.94%      11.31% to    9.57%
   2009.............................. 1.15% to 2.70% 381,264 10.90 to  7.84 3,959    1.69%      33.36% to   31.27%
   2008.............................. 1.15% to 2.70% 238,137  8.18 to  5.98 1,801    0.39%    (41.22)% to (42.14)%
 Invesco Van Kampen V.I. American
   Franchise Fund -- Series I shares
   2012 (4).......................... 1.15% to 1.15%   5,979  9.67 to  9.67    58    0.00%     (4.76)% to  (4.76)%
 Invesco Van Kampen V.I. Comstock
   Fund -- Series II shares
   2012.............................. 1.15% to 1.90%  79,561 11.38 to 10.83   920    1.46%      17.55% to   16.66%
   2011.............................. 1.15% to 1.90%  82,215  9.68 to  9.28   812    1.23%     (3.23)% to  (3.96)%
   2010.............................. 1.15% to 1.90%  72,569 10.00 to  9.66   757    0.10%      14.37% to   13.50%
   2009.............................. 1.15% to 2.40%  36,519  8.75 to  7.17   316    4.49%      26.93% to   25.33%
   2008.............................. 1.15% to 2.40%  18,299  6.89 to  5.72   124    2.19%    (36.54)% to (37.35)%
 Invesco Van Kampen V.I. Equity and
   Income Fund -- Series II shares
   2012.............................. 1.15% to 2.40% 192,018 10.86 to 10.10 2,015    1.76%      11.09% to    9.68%
   2011.............................. 1.15% to 2.40% 201,493  9.78 to  9.21 1,913    1.70%     (2.43)% to  (3.66)%
   2010.............................. 1.15% to 2.40% 196,002 10.02 to  9.56 1,915    1.89%      10.74% to    9.34%
   2009.............................. 1.15% to 2.40% 186,798  9.05 to  8.75 1,660    2.86%      21.08% to   19.55%
   2008.............................. 1.15% to 2.40%  15,743  7.47 to  7.32   116    2.25%    (23.57)% to (24.54)%
 Invesco Van Kampen V.I. Value
   Opportunities Fund -- Series II
   shares
   2012.............................. 1.15% to 1.15%     995  9.26 to  9.26     9    1.18%      16.30% to   16.30%
   2011.............................. 1.15% to 1.15%   1,958  7.96 to  7.96    16    0.63%     (4.50)% to  (4.50)%
   2010.............................. 1.15% to 1.15%   1,909  8.34 to  8.34    16    0.34%       5.72% to    5.72%
   2009.............................. 1.15% to 1.15%   2,323  7.89 to  7.89    18    1.29%      46.04% to   46.04%
   2008.............................. 1.15% to 1.15%   2,027  5.40 to  5.40    11    0.49%    (52.46)% to (52.46)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced Wealth
   Strategy Portfolio -- Class B
   2012............................. 1.15% to 2.40%   237,203 10.14 to  9.34 2,350    1.93%      12.07% to   10.65%
   2011............................. 1.15% to 2.40%   247,936  9.05 to  8.44 2,201    2.25%     (4.17)% to  (5.38)%
   2010............................. 1.15% to 2.40%   259,071  9.44 to  8.92 2,409    2.47%       9.03% to    7.65%
   2009............................. 1.15% to 2.40%   239,572  8.66 to  8.29 2,049    0.87%      23.02% to   21.46%
   2008............................. 1.15% to 2.40%   183,436  7.04 to  6.82 1,277    3.02%    (31.01)% to (31.88)%
 AllianceBernstein Global Thematic
   Growth Portfolio -- Class B
   2012............................. 1.15% to 1.85%     7,745 10.61 to 10.13    80    0.00%      11.93% to   11.14%
   2011............................. 1.15% to 1.85%    11,338  9.48 to  9.11   106    0.29%    (24.29)% to (24.83)%
   2010............................. 1.15% to 1.85%     4,806 12.52 to 12.12    60    1.56%      17.22% to   16.39%
   2009............................. 1.15% to 1.85%     3,612 10.68 to 10.41    38    0.00%      51.38% to   50.31%
   2008............................. 1.85% to 1.85%       605  6.93 to  6.93     4    0.00%    (48.44)% to (48.44)%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2012............................. 1.15% to 1.35%     5,266 11.40 to 11.25    60    1.40%      15.89% to   15.66%
   2011............................. 1.15% to 1.35%     5,190  9.84 to  9.73    51    1.08%       4.85% to    4.64%
   2010............................. 1.15% to 1.35%     4,502  9.38 to  9.30    42    0.00%      11.50% to   11.28%
   2009............................. 1.15% to 1.15%     6,709  8.42 to  8.42    56    3.35%      18.97% to   18.97%
   2008............................. 1.15% to 1.15%     3,114  7.07 to  5.70    22    1.65%    (41.38)% to (41.38)%
 AllianceBernstein International
   Value Portfolio -- Class B
   2012............................. 1.15% to 2.70% 1,094,091  7.32 to  5.15 7,799    1.43%      12.87% to   11.10%
   2011............................. 1.15% to 2.70%   943,362  6.48 to  4.64 5,950    4.09%    (20.36)% to (21.61)%
   2010............................. 1.15% to 2.70%   831,429  8.14 to  5.92 6,601    3.24%       3.10% to    1.49%
   2009............................. 1.15% to 2.70%   647,852  7.90 to  5.83 5,014    1.40%      32.81% to   30.73%
   2008............................. 1.15% to 2.70%   458,089  5.95 to  4.46 2,543    0.87%    (53.82)% to (54.55)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2012............................. 1.15% to 1.15%    11,169 11.73 to 11.73   131    0.03%      14.78% to   14.78%
   2011............................. 1.15% to 1.15%    11,304 10.17 to 10.17   115    0.08%     (4.86)% to  (4.86)%
   2010............................. 1.15% to 1.15%    15,287 10.69 to 10.69   163    0.27%       8.57% to    8.57%
   2009............................. 1.15% to 1.15%    16,149  9.84 to  9.84   159    0.00%      35.53% to   35.53%
   2008............................. 1.15% to 1.15%    16,201  7.26 to  7.26   118    0.00%    (40.52)% to (40.52)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2012............................. 1.15% to 1.90%    82,822 14.53 to 13.83 1,255    0.00%      13.40% to   12.55%
   2011............................. 1.15% to 1.90%    86,417 12.81 to 12.29 1,154    0.00%       3.01% to    2.23%
   2010............................. 1.15% to 1.90%    87,914 12.44 to 12.02 1,147    0.00%      35.02% to   34.00%
   2009............................. 1.15% to 1.90%     7,996  9.21 to  8.97    75    0.00%      39.66% to   33.42%
   2008............................. 1.35% to 1.35%       145  6.56 to  6.56     1    0.00%    (46.36)% to (46.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2012.......................... 1.15% to 2.70%    718,155 14.28 to 11.75   9,770   2.40%       6.14% to    4.48%
   2011.......................... 1.15% to 2.70%    688,373 13.45 to 11.25   8,856   4.03%      10.46% to    8.74%
   2010.......................... 1.15% to 2.70%    708,282 12.18 to 10.34   8,286   1.64%       3.89% to    2.26%
   2009.......................... 1.15% to 2.70%    856,164 11.72 to 10.11   9,638   1.82%       8.97% to    7.26%
   2008.......................... 1.15% to 2.70%    397,290 10.75 to  9.43   4,114   0.28%     (2.74)% to  (8.42)%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2012.......................... 1.15% to 1.95%     96,485 11.42 to 14.18   1,127   1.55%      12.49% to   11.59%
   2011.......................... 1.15% to 1.95%     93,519 10.15 to 12.71     988   1.58%     (3.90)% to  (4.67)%
   2010.......................... 1.15% to 1.95%     88,571 10.56 to 13.33     985   1.98%      11.22% to   10.32%
   2009.......................... 1.15% to 1.95%     29,385  9.50 to 12.08     300   1.81%      29.36% to   38.72%
   2008.......................... 1.15% to 1.65%     18,398  7.34 to  7.25     135   2.12%    (37.64)% to (37.95)%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2012.......................... 1.15% to 2.70% 17,996,194 13.71 to 10.75 220,346   1.46%       8.70% to    6.99%
   2011.......................... 1.15% to 2.70% 18,901,970 12.61 to 10.05 214,354   2.27%     (4.75)% to  (6.24)%
   2010.......................... 1.15% to 2.70% 16,925,748 13.24 to 10.72 202,688   1.85%       8.50% to    6.80%
   2009.......................... 1.15% to 2.70%  5,636,623 12.20 to 10.04  62,536   2.20%      19.53% to   17.65%
   2008.......................... 1.15% to 2.70%  3,596,876 10.21 to  8.53  33,457   2.66%    (20.60)% to (21.84)%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2012.......................... 1.15% to 1.35%      2,917 11.10 to 10.96      32   1.21%      13.49% to   13.26%
   2011.......................... 1.15% to 1.35%      2,918  9.78 to  9.67      28   0.69%       1.15% to    0.95%
   2010.......................... 1.35% to 1.35%      2,441  9.58 to  9.58      23   0.45%      13.55% to   13.55%
   2009.......................... 1.35% to 1.35%      2,441  8.44 to  8.44      21   0.36%      24.92% to   24.92%
   2008.......................... 1.35% to 1.35%      2,441  6.76 to  6.76      16   0.24%    (41.69)% to (41.69)%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2012.......................... 1.15% to 1.85%     10,656 10.90 to 10.41     115   0.39%      11.97% to   11.18%
   2011.......................... 1.15% to 1.85%     11,027  9.74 to  9.36     107   0.21%     (3.73)% to  (4.41)%
   2010.......................... 1.15% to 1.85%     13,410 10.12 to  9.80     135   0.46%      26.84% to   25.94%
   2009.......................... 1.15% to 1.85%     16,939  7.98 to  7.78     135   0.88%      26.59% to   25.69%
   2008.......................... 1.15% to 1.85%      5,696  6.30 to  6.19      36   5.33%    (40.90)% to (41.32)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                                          EXPENSE AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- --------------------
Columbia Funds Variable Insurance
  Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund -- Class 1
   2012................................. 1.15% to 1.95% 132,271 12.15 to 14.45 1,652    0.75%      10.94% to   10.04%
   2011................................. 1.15% to 1.95% 126,958 10.95 to 13.13 1,447    0.34%     (3.76)% to  (4.53)%
   2010................................. 1.15% to 1.95% 118,791 11.38 to 13.75 1,418    0.12%       20.15% to  19.18%
   2009................................. 1.15% to 1.95%  52,966  9.47 to 11.54   523    0.70%      25.21% to   28.07%
   2008................................. 1.15% to 1.65%  28,294  7.56 to  7.47   213    0.23%    (40.15)% to (40.45)%
Columbia Variable Portfolio --
  Marsico International Opportunities
  Fund -- Class 2
   2012................................. 1.15% to 2.70% 367,088 10.68 to  7.84 3,772    0.98%      16.26% to   14.44%
   2011................................. 1.15% to 2.70% 398,673  9.19 to  6.85 3,534    0.80%    (17.15)% to (18.45)%
   2010................................. 1.15% to 2.70% 367,286 11.09 to  8.40 3,938    0.72%      12.42% to   10.66%
   2009................................. 1.15% to 2.70% 303,930  9.86 to  7.59 2,905    1.79%      36.36% to   34.22%
   2008................................. 1.15% to 2.70% 201,048  7.23 to  5.65 1,377    1.43%    (49.08)% to (49.88)%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2012................................. 1.15% to 2.70% 561,794 12.29 to 10.75 6,793    4.11%       6.09% to    4.42%
   2011................................. 1.15% to 1.95% 225,695 11.58 to 11.96 2,597    4.21%       1.37% to    0.55%
   2010................................. 1.15% to 1.95% 205,459 11.43 to 11.90 2,331    4.13%       7.87% to    6.99%
   2009................................. 1.15% to 2.70% 312,907 10.59 to  9.71 3,283    4.48%      42.65% to   40.42%
   2008................................. 1.15% to 2.70% 161,494  7.43 to  6.92 1,175    5.59%    (27.98)% to (29.10)%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Service Shares
   2012................................. 1.15% to 1.65%  21,617 15.98 to 15.46   345    6.96%      12.98% to   12.42%
   2011................................. 1.15% to 1.65%  20,328 14.14 to 13.75   287    8.16%       3.72% to    3.20%
   2010................................. 1.15% to 1.35%  18,146 13.63 to 13.51   247    6.25%      13.07% to   12.84%
   2009 (4)............................. 1.15% to 1.35%   6,507 12.06 to 11.97    78    0.00%      50.72% to   50.42%
 Federated Kaufmann Fund II --
   Service Shares
   2012................................. 1.15% to 1.95%  77,997 11.44 to 13.36   898    0.00%      15.66% to   14.72%
   2011................................. 1.15% to 2.70% 472,962  9.89 to  7.53 4,633    0.85%    (14.48)% to (15.82)%
   2010................................. 1.15% to 2.70% 439,502 11.57 to  8.94 5,052    0.00%      16.39% to   14.57%
   2009................................. 1.15% to 2.70% 226,286  9.94 to  7.81 2,224    0.00%      27.62% to   25.62%
   2008................................. 1.15% to 2.70% 138,780  7.79 to  6.21 1,012    0.00%    (42.58)% to (50.87)%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Balanced Portfolio -- Service
   Class 2
   2012................................. 1.15% to 2.40% 251,876 13.18 to 10.55 3,172    1.61%      13.49% to   12.06%
   2011................................. 1.15% to 2.40% 273,542 11.61 to  9.42 2,985    1.38%     (4.93)% to  (6.13)%
   2010................................. 1.15% to 2.40% 293,848 12.21 to 10.03 3,393    1.72%      16.40% to   14.93%
   2009................................. 1.15% to 2.40% 243,178 10.49 to  8.73 2,462    1.83%      36.73% to   35.00%
   2008................................. 1.15% to 2.40% 235,513  7.67 to  6.46 1,724    1.88%    (34.91)% to (35.73)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2012......................... 1.15% to 2.70%  1,869,767 12.31 to  9.79  21,920   1.17%      14.80% to   13.00%
   2011......................... 1.15% to 1.85%    239,691 10.72 to 10.31   2,551   0.79%     (3.90)% to  (4.58)%
   2010......................... 1.15% to 1.85%    240,618 11.16 to 10.81   2,668   1.10%      15.58% to   14.77%
   2009......................... 1.15% to 2.40%    165,915  9.65 to  8.12   1,589   1.40%      33.91% to   32.22%
   2008......................... 1.15% to 2.40%    109,812  7.21 to  6.14     785   0.33%    (43.35)% to (44.07)%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2012......................... 1.15% to 1.65%     17,030 12.21 to 11.81     201   0.49%      20.84% to   20.23%
   2011......................... 1.15% to 1.65%     19,107 10.10 to  9.83     188   0.00%     (3.88)% to  (4.37)%
   2010......................... 1.65% to 1.65%     19,153 10.27 to 10.27     197   0.22%      16.04% to   16.04%
   2009 (4)..................... 1.65% to 1.65%     22,125  8.85 to  8.85     196   0.02%      33.55% to   33.55%
 VIP Equity-Income Portfolio --
   Service Class 2
   2012......................... 1.15% to 2.70%  1,174,204 11.01 to  8.22  12,387   3.05%      15.70% to   13.89%
   2011......................... 1.15% to 1.65%     22,738  9.52 to  9.25     214   2.60%     (0.50)% to  (1.00)%
   2010......................... 1.15% to 1.65%     18,818  9.56 to  9.35     179   1.55%      13.60% to   13.02%
   2009......................... 1.15% to 2.40%     22,525  8.42 to  6.64     188   2.74%      28.39% to   26.77%
   2008......................... 1.15% to 2.40%     16,339  6.56 to  5.24     106   0.25%    (43.47)% to (44.19)%
 VIP FundsManager(R) 50%
   Portfolio -- Service Class 2
   2012 (4)..................... 1.15% to 1.95%  4,497,267 10.51 to 10.43  47,051   1.14%       5.47% to    4.62%
 VIP FundsManager(R) 60%
   Portfolio -- Service Class 2
   2012 (4)..................... 1.15% to 1.95% 13,758,319 10.58 to 10.50 145,031   1.26%       6.28% to    5.43%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2012......................... 1.15% to 1.35%      6,122 11.88 to 11.72      73   1.92%      16.88% to   16.65%
   2011......................... 1.15% to 1.35%      6,031 10.16 to 10.05      61   1.60%       0.20% to  (0.01)%
   2010......................... 1.15% to 1.15%      5,619 10.14 to 10.14      57   0.41%      13.23% to   13.23%
   2009 (4)..................... 1.15% to 1.15%      5,141  8.96 to  8.96      46   1.08%      25.55% to   25.55%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2012 (4)..................... 1.15% to 2.70%    422,206 10.76 to 10.60   4,528   0.15%       8.21% to    6.52%
 VIP Growth Portfolio --
   Service Class 2
   2012......................... 1.15% to 1.65%     23,390 12.17 to 11.78     284   0.36%      13.08% to   12.51%
   2011......................... 1.15% to 1.65%      9,083 10.76 to 10.47      97   0.13%     (1.18)% to  (1.68)%
   2010......................... 1.15% to 1.65%      7,608 10.89 to 10.65      83   0.03%      22.44% to   21.82%
   2009......................... 1.15% to 1.65%      7,712  8.90 to  8.74      68   0.21%      26.49% to   25.85%
   2008......................... 1.15% to 1.65%      7,726  7.03 to  6.94      54   0.53%    (47.92)% to (48.18)%
 VIP Growth Stock Portfolio --
   Service Class 2
   2012 (4)..................... 1.15% to 2.70%    419,988 10.92 to 10.76   4,570   0.64%       9.90% to    8.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2012............................ 1.15% to 2.70% 1,203,669 12.96 to 11.85 14,939   2.25%       4.38% to    2.75%
   2011............................ 1.15% to 1.85%    53,478 12.41 to 12.01    660   2.93%       5.81% to    5.06%
   2010............................ 1.15% to 1.85%    59,451 11.73 to 11.43    694   2.59%       6.31% to    5.56%
   2009............................ 1.15% to 2.40%    67,752 11.04 to 10.67    742   7.15%      14.14% to   12.70%
   2008............................ 1.15% to 2.40%    14,092  9.67 to  9.47    136   3.81%     (4.57)% to  (5.78)%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2012............................ 1.15% to 2.70%   905,166 13.03 to 10.18 11,500   0.41%      13.24% to   11.46%
   2011............................ 1.15% to 1.95%   218,665 11.51 to 12.92  2,499   0.02%    (11.88)% to (12.59)%
   2010............................ 1.15% to 1.95%   209,463 13.06 to 14.78  2,739   0.17%      27.09% to   26.07%
   2009............................ 1.15% to 2.40%    69,626 10.27 to  8.49    713   0.62%      38.15% to   36.40%
   2008............................ 1.15% to 2.40%    16,805  7.44 to  6.22    124   0.15%    (40.30)% to (41.06)%
 VIP Value Strategies Portfolio --
   Service Class 2
   2012............................ 1.15% to 1.15%    14,408 12.51 to 12.51    180   0.38%      25.60% to   25.60%
   2011............................ 1.15% to 1.15%    14,544  9.96 to  9.96    145   0.76%    (10.08)% to (10.08)%
   2010............................ 1.15% to 1.15%    13,681 11.07 to 11.07    152   0.26%      24.89% to   24.89%
   2009............................ 1.15% to 1.15%    16,949  8.87 to  8.87    150   0.42%      55.35% to   55.35%
   2008............................ 1.15% to 1.15%     5,251  5.71 to  5.71     30   0.55%    (51.85)% to (51.85)%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2012............................ 1.15% to 2.70% 1,538,010 13.50 to 10.40 19,295   6.45%      11.35% to    9.60%
   2011............................ 1.15% to 2.70% 1,699,307 12.12 to  9.49 19,250   5.74%       1.21% to  (0.37)%
   2010............................ 1.15% to 2.70% 1,928,487 11.97 to  9.52 21,662   6.67%      11.38% to    9.63%
   2009............................ 1.15% to 2.70% 2,104,428 10.75 to  8.68 21,371   8.17%      34.04% to   31.94%
   2008............................ 1.15% to 2.70% 2,464,154  8.02 to  6.58 18,771   5.41%    (30.47)% to (31.56)%
 Franklin Templeton VIP Founding
   Funds Allocation Fund --
   Class 2 Shares
   2012............................ 1.15% to 2.70%   742,271  9.80 to  8.97  7,010   2.74%      14.00% to   12.21%
   2011............................ 1.15% to 2.70%   793,676  8.60 to  8.00  6,618   0.02%     (2.67)% to  (4.20)%
   2010............................ 1.15% to 2.70%   839,663  8.83 to  8.35  7,238   2.07%       8.99% to    7.28%
   2009............................ 1.15% to 2.70%   922,700  8.10 to  7.78  7,353   2.56%      28.75% to   26.74%
   2008............................ 1.15% to 2.70% 1,048,918  6.29 to  6.14  6,534   2.50%    (36.61)% to (37.60)%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2012............................ 1.15% to 1.95%   238,138 10.95 to 13.88  2,626   1.82%      12.92% to   12.01%
   2011............................ 1.15% to 2.70%   692,699  9.70 to  7.47  6,660   2.40%     (2.18)% to  (3.71)%
   2010............................ 1.15% to 2.70%   709,220  9.92 to  7.76  6,968   1.51%       9.92% to    8.19%
   2009............................ 1.15% to 2.70%   737,126  9.02 to  7.17  6,546   1.82%      24.60% to   22.65%
   2008............................ 1.15% to 2.70%   455,240  7.24 to  5.85  3,135   1.16%    (37.83)% to (38.81)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2012......................... 1.15% to 1.65%     60,166 10.19 to  9.86     610    2.05%     19.67% to   19.06%
   2011......................... 1.15% to 1.65%     64,522  8.51 to  8.28     547    1.37%    (8.04)% to  (8.51)%
   2010......................... 1.15% to 1.65%     68,850  9.26 to  9.05     635    1.48%      6.16% to    5.62%
   2009......................... 1.15% to 1.65%     48,606  8.72 to  8.57     423    3.46%     29.60% to   28.94%
   2008......................... 1.15% to 1.65%     33,141  6.73 to  5.47     222    1.76%   (42.99)% to (43.28)%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2012 (4)..................... 1.15% to 1.35%      6,719 12.34 to 12.18      82    1.21%     12.10% to   11.88%
 Income Fund -- Class 1 Shares
   2012......................... 1.35% to 1.75%      9,482 12.57 to 12.24     119    2.33%      4.26% to    3.84%
   2011......................... 1.35% to 1.75%     12,823 12.05 to 11.78     154    4.19%      5.76% to    5.33%
   2010......................... 1.35% to 1.75%     13,325 11.40 to 11.19     151    3.35%      6.11% to    5.68%
   2009......................... 1.15% to 1.75%     14,110 10.82 to 10.59     151    4.31%      6.64% to    6.00%
   2008......................... 1.15% to 2.00%     15,411 10.14 to  9.92     155    5.50%    (6.21)% to  (7.01)%
 Real Estate Securities Fund --
   Class 1 Shares
   2012......................... 1.15% to 2.70%    201,695 14.00 to 11.30   2,973    1.92%     15.44% to   13.63%
   2011......................... 1.15% to 2.70%    212,393 12.13 to  9.95   2,706    1.27%      8.59% to    6.90%
   2010......................... 1.15% to 2.70%    230,400 11.17 to  9.30   2,691    2.36%     27.46% to   25.47%
   2009......................... 1.15% to 2.70%    179,540  8.76 to  7.42   1,609    6.67%     34.21% to   32.10%
   2008......................... 1.15% to 2.70%    119,904  6.53 to  5.61     758   10.13%   (36.77)% to (57.80)%
 S&P 500(R) Index Fund
   2012......................... 1.15% to 2.15%     91,264 11.89 to  9.43   1,067    2.39%     14.36% to   13.20%
   2011......................... 1.15% to 2.15%     43,291 10.40 to  8.33     438    0.99%      0.54% to  (0.48)%
   2010......................... 1.15% to 2.15%    101,751 10.34 to  8.37   1,040    1.79%     13.52% to   12.37%
   2009......................... 1.15% to 2.40%    112,354  9.11 to  7.40   1,014    2.70%     24.85% to   23.27%
   2008......................... 1.15% to 2.40%     66,627  7.30 to  6.00     480    0.97%   (38.13)% to (38.91)%
 Small-Cap Equity Fund --
   Class 1 Shares
   2012......................... 1.15% to 1.35%      5,999 13.16 to 12.98      79    0.01%     13.25% to   13.02%
   2011......................... 1.15% to 1.35%      6,091 11.62 to 11.49      71    0.00%      1.95% to    1.74%
   2010......................... 1.15% to 1.35%     16,446 11.40 to 11.29     187    0.18%     26.01% to   25.75%
   2009......................... 1.15% to 1.35%     16,086  9.04 to  8.98     145    0.00%     29.38% to   29.12%
   2008......................... 1.15% to 1.35%     12,369  6.99 to  5.92      86    0.51%   (38.31)% to (38.44)%
 Total Return Fund -- Class 3
   Shares
   2012......................... 1.00% to 2.70% 21,241,619 11.60 to  9.20 238,059    1.35%     11.13% to    9.21%
   2011......................... 1.00% to 2.70% 22,167,355 10.44 to  8.42 225,119    1.54%    (4.07)% to  (5.71)%
   2010......................... 1.00% to 2.70% 20,313,294 10.88 to  8.93 215,774    1.86%      8.27% to    6.41%
   2009......................... 1.00% to 2.70%  7,763,389 10.05 to  8.39  74,458    1.69%     19.36% to   17.31%
   2008......................... 1.15% to 2.70%  6,026,413  8.65 to  7.16  47,859    2.24%   (30.18)% to (31.28)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 U.S. Equity Fund -- Class 1 Shares
   2012............................... 1.15% to 1.35%   8,052 11.93 to 11.77    95    1.32%      14.46% to   14.24%
   2011............................... 1.15% to 1.35%   8,352 10.42 to 10.30    87    0.78%     (4.02)% to  (4.22)%
   2010............................... 1.15% to 1.35%   8,402 10.86 to 10.76    91    1.38%       9.00% to    8.78%
   2009............................... 1.15% to 1.35%   7,798  9.96 to  9.89    78    1.07%      30.11% to   29.85%
   2008............................... 1.15% to 1.15%   2,463  7.66 to  7.66    19    1.07%    (36.79)% to (36.79)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Money Market
   Fund -- Service Shares
   2012 (4)........................... 1.15% to 1.90% 659,210  9.95 to  9.92 6,552    0.00%     (1.14)% to  (1.88)%
Janus Aspen Series
 Balanced Portfolio -- Service Shares
   2012............................... 1.15% to 2.40% 539,306 14.84 to 11.96 7,525    2.55%      12.06% to   10.65%
   2011............................... 1.15% to 2.50% 544,418 13.24 to 10.76 6,802    2.16%       0.19% to  (1.17)%
   2010............................... 1.15% to 2.50% 570,123 13.21 to 10.88 7,134    2.58%       6.88% to    5.42%
   2009............................... 1.15% to 2.50% 464,612 12.36 to 10.33 5,406    3.02%      24.14% to   22.44%
   2008............................... 1.15% to 2.50% 289,459  9.96 to  8.43 2,641    2.43%    (17.03)% to (18.16)%
 Forty Portfolio -- Service Shares
   2012............................... 1.15% to 2.70% 446,997 14.56 to 10.92 6,133    0.58%      22.43% to   20.51%
   2011............................... 1.15% to 2.70% 432,187  11.89 to 9.06 4,880    0.26%     (8.01)% to  (9.45)%
   2010............................... 1.15% to 2.70% 440,665 12.93 to 10.00 5,434    0.23%       5.26% to    3.61%
   2009............................... 1.15% to 2.70% 628,284 12.28 to  9.66 7,314    0.01%      44.34% to   42.07%
   2008............................... 1.15% to 2.70% 406,226  8.51 to  6.80 3,255    0.01%    (44.95)% to (45.82)%
Legg Mason Partners Variable Equity
  Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2012............................... 1.15% to 1.15%   7,043 12.36 to 12.36    87    0.15%      17.09% to   17.09%
   2011............................... 1.15% to 1.65%   7,986 10.56 to 10.26    84    0.00%       0.99% to    0.48%
   2010............................... 1.15% to 1.65%   8,029 10.45 to 10.22    84    0.00%      23.28% to   22.66%
   2009............................... 1.15% to 1.65%   4,718  8.48 to  8.33    40    0.00%      32.65% to   31.98%
   2008............................... 1.15% to 1.65%   4,751  6.39 to  6.31    30    0.00%    (41.26)% to (41.56)%
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class II
   2012............................... 1.80% to 1.80%     945 10.01 to 10.01     9    2.72%      12.02% to   12.02%
   2011............................... 1.80% to 1.80%   1,056  8.94 to  8.94     9    3.01%       5.78% to    5.78%
   2010............................... 1.80% to 1.80%   1,244  8.45 to  8.45    10    3.73%      10.10% to   10.10%
   2009............................... 1.80% to 1.80%   1,369  7.67 to  7.67    10    3.07%      20.43% to   20.43%
   2008............................... 1.80% to 1.80%   1,509  6.37 to  6.37    10    1.07%    (36.13)% to (36.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- --------------------
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2012................................ 1.15% to 1.15%   1,008  9.27 to  9.27     9    0.88%      13.65% to   13.65%
   2011................................ 1.15% to 1.15%   4,281  8.16 to  8.16    35    1.26%     (7.27)% to  (7.27)%
   2010................................ 1.15% to 1.15%   4,694  8.80 to  8.80    41    1.76%      15.26% to   15.26%
   2009................................ 1.15% to 1.15%   4,772  7.63 to  7.63    36    1.40%      27.87% to   27.87%
   2008................................ 1.15% to 1.15%   4,739  5.97 to  5.97    28    1.75%    (37.31)% to (37.31)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2012................................ 1.15% to 1.15%     810 13.03 to 13.03    11    0.22%      15.33% to   15.33%
   2011 (4)............................ 1.15% to 1.15%     812 11.29 to 11.29     9    0.26%     (0.78)% to  (0.78)%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2012................................ 1.15% to 1.15%     535 12.62 to 12.62     7    0.73%      17.46% to   17.46%
   2011................................ 1.15% to 1.15%     540 10.74 to 10.74     6    0.77%     (3.54)% to  (3.54)%
   2010................................ 1.15% to 1.15%     533 11.14 to 11.14     6    0.98%       9.61% to    9.61%
   2009................................ 1.15% to 1.15%     523 10.16 to 10.16     5    1.33%      25.10% to   25.10%
   2008................................ 1.15% to 1.15%     545  8.12 to  8.12     4    0.53%    (34.02)% to (34.02)%
 MFS(R) Total Return Series -- Service
   Class Shares
   2012................................ 1.15% to 2.40% 307,871 12.12 to  9.75 3,556    2.46%       9.65% to    8.27%
   2011................................ 1.15% to 2.40% 406,562 11.05 to  9.00 4,336    2.35%       0.42% to  (0.85)%
   2010................................ 1.15% to 2.40% 421,276 11.01 to  9.08 4,478    2.44%       8.37% to    7.00%
   2009................................ 1.15% to 2.40% 320,833 10.16 to  8.49 3,126    2.84%      16.37% to   14.90%
   2008................................ 1.15% to 2.40% 183,584  8.73 to  7.39 1,478    2.41%    (23.22)% to (24.19)%
 MFS(R) Utilities Series -- Service
   Class Shares
   2012................................ 1.15% to 1.65%  30,114 16.66 to 16.12   494    6.11%      11.90% to   11.34%
   2011................................ 1.15% to 1.65%  34,588 14.89 to 14.48   509    3.01%       5.28% to    4.75%
   2010................................ 1.15% to 1.65%  43,121 14.14 to 13.82   604    2.90%      12.21% to   11.64%
   2009................................ 1.15% to 1.65%  18,620 12.60 to 12.38   234    3.83%      31.34% to   30.68%
   2008................................ 1.15% to 1.65%  12,742  9.60 to  9.47   122    1.75%    (38.53)% to (38.84)%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA --
   Service Shares
   2012................................ 1.15% to 2.40%  76,262  9.35 to  7.47   652    1.19%      10.81% to    9.41%
   2011................................ 1.15% to 2.40%  74,889  8.44 to  6.83   578    2.06%     (0.77)% to  (2.02)%
   2010................................ 1.15% to 2.40%  79,458  8.51 to  6.97   621    1.09%      11.38% to    9.97%
   2009................................ 1.15% to 2.40%  78,984  7.64 to  6.34   554    0.00%      20.20% to   18.68%
   2008................................ 1.15% to 2.40%  70,025  6.35 to  5.34   406    2.01%    (44.27)% to (44.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                                  EXPENSE AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2012......................... 1.15% to 1.85%    25,832 11.14 to 10.64    286   0.39%      12.49% to   11.70%
   2011......................... 1.15% to 1.85%    26,415  9.91 to  9.53    260   0.13%     (2.51)% to  (3.19)%
   2010......................... 1.15% to 1.85%    35,332 10.16 to  9.84    358   0.00%       7.89% to    7.13%
   2009......................... 1.15% to 1.85%    26,861  9.42 to  9.19    252   0.01%      42.49% to   41.49%
   2008......................... 1.15% to 1.85%    16,859  6.61 to  5.53    111   0.00%    (46.29)% to (58.69)%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2012......................... 1.15% to 2.70%   474,739 12.20 to  9.78  5,800   1.96%      19.55% to   17.68%
   2011......................... 1.15% to 2.70%   550,183 10.21 to  8.31  5,636   1.04%     (9.58)% to (10.99)%
   2010......................... 1.15% to 2.70%   506,476 11.29 to  9.34  5,751   1.14%      14.37% to   12.58%
   2009......................... 1.15% to 2.70%   394,485  9.87 to  8.30  3,911   1.63%      37.75% to   35.59%
   2008......................... 1.15% to 2.70%   246,489  7.16 to  6.12  1,692   0.07%    (41.02)% to (52.00)%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2012......................... 1.15% to 2.70%   817,657 11.63 to  9.78  9,616   0.63%      15.26% to   13.45%
   2011......................... 1.15% to 2.70% 1,605,768 10.09 to  8.62 16,384   0.58%     (1.46)% to  (3.00)%
   2010......................... 1.15% to 2.70% 1,661,269 10.24 to  8.89 17,254   0.89%      14.49% to   12.70%
   2009......................... 1.15% to 2.70%   913,717  8.95 to  7.89  8,298   1.34%      26.52% to   24.54%
   2008......................... 1.15% to 2.70%   572,222  7.07 to  6.33  3,920   0.12%    (39.33)% to (49.44)%
 Oppenheimer Main Street Small-
   & Mid-Cap Fund(R)/VA --
   Service Shares
   2012......................... 1.15% to 2.70%   775,088 12.17 to  9.40  9,270   0.33%      16.31% to   14.49%
   2011......................... 1.15% to 2.70%   849,653 10.46 to  8.21  8,760   0.39%     (3.50)% to  (5.01)%
   2010......................... 1.15% to 2.70%   869,865 10.84 to  8.65  9,322   0.14%      21.64% to   19.74%
   2009......................... 1.15% to 2.70%   166,384  8.91 to  7.22  1,475   0.59%      35.31% to   33.19%
   2008......................... 1.15% to 2.70%   112,572  6.59 to  5.42    710   0.25%    (38.72)% to (39.68)%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2012......................... 1.15% to 1.85%    31,202 14.46 to 13.81    448   4.91%      13.48% to   12.68%
   2011......................... 1.15% to 1.85%    30,256 12.74 to 12.25    383   7.33%       0.76% to    0.04%
   2010......................... 1.15% to 1.35%    29,966 12.65 to 12.53    378   5.69%      11.71% to   11.48%
   2009......................... 1.15% to 1.65%    15,496 11.32 to 11.12    175   7.33%      20.03% to   19.42%
   2008......................... 1.15% to 1.65%    12,286  9.43 to  9.31    116   2.56%    (16.88)% to (17.30)%
 High Yield Portfolio --
   Administrative Class Shares
   2012......................... 1.15% to 2.70%   359,601 15.06 to 12.55  5,335   5.78%      12.98% to   11.21%
   2011......................... 1.15% to 2.70%   458,388 13.33 to 11.28  6,020   6.96%       2.15% to    0.56%
   2010......................... 1.15% to 2.70%   445,951 13.05 to 11.22  5,750   7.17%      13.15% to   11.38%
   2009......................... 1.15% to 2.70%   274,164 11.53 to 10.07  3,126   7.94%      38.65% to   36.48%
   2008......................... 1.15% to 2.70%   142,876  8.32 to  7.38  1,149   3.18%    (24.39)% to (36.48)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2012............................ 1.15% to 2.15%    86,838 18.21 to 15.91  1,471   2.15%       3.23% to    2.18%
   2011............................ 1.15% to 2.15%    80,470 17.64 to 15.57  1,314   2.75%      26.37% to   25.10%
   2010............................ 1.15% to 2.15%    82,898 13.96 to 12.45  1,099   3.75%      10.32% to    9.21%
   2009............................ 1.15% to 2.70%   246,294 12.65 to 11.23  2,982   3.55%     (5.49)% to  (6.97)%
   2008............................ 1.15% to 2.70%    87,966 13.39 to 12.07  1,144   3.68%      15.94% to   14.13%
 Low Duration Portfolio --
   Administrative Class Shares
   2012............................ 1.15% to 2.70% 1,734,145 13.09 to 11.51 21,745   1.92%       4.63% to    2.99%
   2011............................ 1.15% to 2.70% 1,877,932 12.51 to 11.17 22,589   1.68%     (0.05)% to  (1.61)%
   2010............................ 1.15% to 2.70% 1,875,993 12.52 to 11.36 22,669   1.63%       4.08% to    2.45%
   2009............................ 1.15% to 2.70% 1,812,717 12.03 to 11.09 21,088   3.14%      12.02% to   10.26%
   2008............................ 1.15% to 2.70%   919,269 10.74 to 10.05  9,673   4.03%     (1.57)% to  (3.11)%
 Total Return Portfolio --
   Administrative Class Shares
   2012............................ 1.15% to 2.70% 1,914,985 15.52 to 13.43 27,947   2.57%       8.32% to    6.63%
   2011............................ 1.15% to 2.70% 2,017,412 14.33 to 12.60 27,247   2.63%       2.42% to    0.82%
   2010............................ 1.15% to 2.70% 2,023,143 13.99 to 12.50 26,745   2.40%       6.86% to    5.19%
   2009............................ 1.15% to 2.70%   854,247 13.09 to 11.88 10,765   4.61%      12.73% to   10.96%
   2008............................ 1.15% to 2.70%   371,225 11.62 to 10.71  4,234   4.43%       3.59% to    1.97%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2012............................ 1.15% to 1.75%    25,675 12.64 to 12.15    321   0.00%       9.34% to    8.67%
   2011............................ 1.15% to 1.75%    29,676 11.56 to 11.18    340   0.00%     (5.60)% to  (6.17)%
   2010............................ 1.15% to 1.75%    29,577 12.25 to 11.92    360   0.00%       6.13% to    5.49%
   2009............................ 1.15% to 2.40%    31,984 11.54 to  9.31    366   0.00%      55.59% to   53.63%
   2008............................ 1.15% to 2.40%    30,486  7.42 to  6.06    224   0.00%    (40.10)% to (40.86)%
 Jennison Portfolio -- Class II
   Shares
   2012............................ 1.15% to 1.15%     4,043 13.09 to 13.09     53   0.00%      14.39% to   14.39%
   2011............................ 1.15% to 1.15%     4,070 11.44 to 11.44     47   0.00%     (1.23)% to  (1.23)%
   2010 (4)........................ 1.15% to 1.15%     3,726 11.59 to 11.59     43   0.02%      10.17% to   10.17%
 Natural Resources Portfolio --
   Class II Shares
   2012............................ 1.15% to 2.70%   389,870 12.77 to  9.27  4,714   0.00%     (4.04)% to  (5.54)%
   2011............................ 1.15% to 1.95%   351,349 13.31 to 11.79  4,424   0.00%    (20.28)% to (20.92)%
   2010............................ 1.15% to 1.95%   312,340 16.69 to 14.91  4,963   0.08%      26.02% to   25.00%
   2009............................ 1.15% to 2.70%   220,514 13.24 to 10.08  2,800   0.18%      74.38% to   71.65%
   2008............................ 1.15% to 2.70%    93,638  7.59 to  5.87    670   0.21%    (53.73)% to (54.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2012

                                  EXPENSE AS A                        NET   INVESTMENT
                                  % OF AVERAGE                       ASSETS   INCOME
                                 NET ASSETS (1) UNITS   UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                 -------------- ----- -------------- ------ ---------- -------------------
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2012......................... 1.15% to 1.35% 6,612 14.03 to 13.96   93     0.00%     19.00% to   18.76%
   2011......................... 1.15% to 1.35% 2,746 11.79 to 11.75   32     0.00%    (6.63)% to  (6.81)%
   2010 (4)..................... 1.15% to 1.35% 1,079 12.62 to 12.61   14     0.00%     65.42% to   65.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2012 and 2011....................................... F-2
   Consolidated Statements of Income for the years ended December 31, 2012, 2011 and 2010............. F-3
   Consolidated Statements of Comprehensive Income for the years ended December 31, 2012,
     2011 and 2010.................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2012,
     2011 and 2010.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2012, the Company retrospectively adopted guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, and retrospectively changed its method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, the Company changed its method of accounting for embedded credit derivatives and variable interest entities in 2010.

/s/ KPMG LLP

Richmond, Virginia
April 8, 2013

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2012       2011
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,626.4  $13,843.4
       Equity securities available-for-sale, at fair value.................................      64.1       59.1
       Commercial mortgage loans...........................................................   1,639.1    1,836.5
       Restricted commercial mortgage loans related to securitization entity...............      64.5       86.1
       Policy loans........................................................................     509.1      518.2
       Other invested assets ($-- and $1.4 restricted).....................................   1,181.3    1,266.1
                                                                                            ---------  ---------
              Total investments............................................................  17,084.5   17,609.4
   Cash and cash equivalents...............................................................     822.1      830.4
   Accrued investment income...............................................................     131.0      136.1
   Deferred acquisition costs..............................................................   2,624.5    2,604.1
   Intangible assets.......................................................................     182.8      228.1
   Goodwill................................................................................     303.9      450.9
   Reinsurance recoverable.................................................................   7,893.0    7,891.0
   Other assets............................................................................     463.1      454.7
   Separate account assets.................................................................   9,060.4    9,231.7
                                                                                            ---------  ---------
              Total assets................................................................. $38,565.3  $39,436.4
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,860.6  $ 9,923.5
       Policyholder account balances.......................................................  10,477.0   10,367.0
       Liability for policy and contract claims............................................     233.1      312.7
       Unearned premiums...................................................................      11.1       12.3
       Other liabilities...................................................................     495.2      495.7
       Non-recourse funding obligations....................................................   2,254.2    3,531.0
       Borrowings related to securitization entity, at fair value..........................      64.6       88.0
       Deferred tax liability..............................................................   1,271.7      825.4
       Separate account liabilities........................................................   9,060.4    9,231.7
                                                                                            ---------  ---------
              Total liabilities............................................................  33,727.9   34,787.3
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,849.4    4,719.9
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     531.2      270.8
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................     (32.6)     (80.6)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     498.6      190.2
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      47.2       51.8
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     545.8      242.0
       Retained deficit....................................................................    (583.4)    (338.4)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,837.4    4,649.1
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $38,565.3  $39,436.4
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2012      2011      2010
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  472.8  $  837.8  $  911.7
Net investment income.......................................................    693.9     725.6     717.6
Net investment gains (losses)...............................................    (86.9)   (182.0)   (111.7)
Policy fees and other income................................................    853.5     764.9     570.9
                                                                             --------  --------  --------
   Total revenues...........................................................  1,933.3   2,146.3   2,088.5
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,028.0   1,196.6   1,163.4
Interest credited...........................................................    305.7     299.7     303.4
Acquisition and operating expenses, net of deferrals........................    266.3     295.8     317.8
Amortization of deferred acquisition costs and intangibles..................    335.6     183.8     188.7
Goodwill impairment.........................................................    147.0        --        --
Interest expense............................................................     87.1     111.7     108.9
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,169.7   2,087.6   2,082.2
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................   (236.4)     58.7       6.3
Provision (benefit) for income taxes........................................    (59.4)      4.6     (47.1)
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................   (177.0)     54.1      53.4
Equity in net income (loss) of unconsolidated subsidiary....................     45.5      (7.5)     21.7
                                                                             --------  --------  --------
Net income (loss)........................................................... $ (131.5) $   46.6  $   75.1
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $  (24.0) $  (43.5) $  (57.1)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................    (25.0)     (6.0)    (29.5)
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................    (49.0)    (49.5)    (86.6)
Other investment gains (losses).............................................    (37.9)   (132.5)    (25.1)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $  (86.9) $ (182.0) $ (111.7)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                                -----------------------
                                                                                  2012     2011    2010
                                                                                -------   ------  ------
Net income (loss).............................................................. $(131.5)  $ 46.6  $ 75.1
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................   260.4    335.1   382.4
   Net unrealized gains (losses) on other-than-temporarily impaired securities.    48.0     (7.0)   56.2
   Derivatives qualifying as hedges............................................    (4.6)    35.0     4.4
                                                                                -------   ------  ------
   Total other comprehensive income (loss).....................................   303.8    363.1   443.0
                                                                                -------   ------  ------
Total comprehensive income (loss).............................................. $ 172.3   $409.7  $518.1
                                                                                =======   ======  ======

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) DEFICIT     EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2009.................... $25.6   $4,686.7     $(665.9)   $(296.0)   $3,750.4
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --       101.8     (115.4)      (13.6)
Comprehensive income (loss):
   Net income.......................................    --         --          --       75.1        75.1
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       382.4         --       382.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        56.2         --        56.2
   Derivatives qualifying as hedges.................    --         --         4.4         --         4.4
                                                                                                --------
Total comprehensive income (loss)...................                                               518.1
Other transactions with former parent...............    --       14.0          --      (29.7)      (15.7)
Other transactions with stockholder.................    --        1.6          --       (4.5)       (2.9)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2010....................  25.6    4,702.3      (121.1)    (370.5)    4,236.3
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --          --       46.6        46.6
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       335.1         --       335.1
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        (7.0)        --        (7.0)
   Derivatives qualifying as hedges.................    --         --        35.0         --        35.0
                                                                                                --------
Total comprehensive income (loss)...................                                               409.7
Other transactions with stockholder.................    --       17.6          --      (14.5)        3.1
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2011....................  25.6    4,719.9       242.0     (338.4)    4,649.1
                                                                                                --------
Comprehensive income (loss):
   Net loss.........................................    --         --          --     (131.5)     (131.5)
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       260.4         --       260.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        48.0         --        48.0
   Derivatives qualifying as hedges.................    --         --        (4.6)        --        (4.6)
                                                                                                --------
Total comprehensive income (loss)...................                                               172.3
Dividends...........................................    --         --          --     (100.0)     (100.0)
Capital contributions...............................    --       89.8          --         --        89.8
Other transactions with former parent...............    --       32.0          --         --        32.0
Other transactions with stockholder.................    --        7.7          --      (13.5)       (5.8)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2012.................... $25.6   $4,849.4     $ 545.8    $(583.4)   $4,837.4
                                                     =====   ========     =======    =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $  (131.5) $    46.6  $    75.1
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................     (13.6)       9.8       (4.6)
       Equity in net (income) loss of unconsolidated subsidiary............     (45.5)       7.5      (21.7)
       Net investment losses (gains).......................................      86.9      182.0      111.7
       Charges assessed to policyholders...................................    (729.2)    (617.0)    (433.7)
       Acquisition costs deferred..........................................    (347.9)    (295.7)    (216.3)
       Amortization of deferred acquisition costs and intangibles..........     335.6      183.8      188.7
       Goodwill impairment.................................................     147.0         --         --
       Deferred income taxes...............................................     284.8      203.2      (43.6)
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................     (62.5)      29.9      (64.7)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     (18.4)     106.2       15.8
       Insurance reserves..................................................     372.1      633.1      522.5
       Other liabilities and other policy-related balances.................      68.3     (170.8)     163.9
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................     (53.9)     318.6      293.1
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,987.7    1,683.5    1,521.5
       Commercial mortgage loans...........................................     367.1      352.3      208.6
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      18.9       26.0       19.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   1,589.5    1,223.7      835.0
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,770.1)  (2,543.4)  (4,148.3)
       Commercial mortgage loans...........................................    (171.6)     (66.8)     (15.0)
   Other invested assets, net..............................................      66.4      (20.5)   1,247.4
   Purchase of subsidiary, net of cash acquired............................     (27.9)        --         --
   Policy loans, net.......................................................        --        1.4       (3.9)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................   1,060.0      656.2     (335.1)
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,638.6    1,374.2    1,664.7
   Withdrawals from universal life and investment contracts................  (1,338.5)  (1,941.5)  (2,480.9)
   Redemption of non-recourse funding obligations..........................  (1,276.8)      (6.0)      (6.0)
   Repayment of borrowings related to securitization entities..............     (21.9)     (26.3)     (19.5)
   Capital contribution from parent........................................      89.8         --         --
   Dividends paid..........................................................    (100.0)        --         --
   Other, net..............................................................      (5.6)     (33.5)      92.6
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................  (1,014.4)    (633.1)    (749.1)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................      (8.3)     341.7     (791.1)
Cash and cash equivalents at beginning of period...........................     830.4      488.7    1,279.8
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   822.1  $   830.4  $   488.7
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2012 and 2011, the carrying value of our investment in GLICNY was $560.4 million and $478.2 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Broad Street Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River
Lake III"), River Lake Insurance Company IV ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation. River Lake III was dissolved in 2012; see note 10 for additional information related to the dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuity, variable life insurance and group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies; however, we continue to service existing policies.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and commission income. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders generally based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2012 and 2011, the fair value of securities loaned under our securities lending program was $45.6 million and $39.6 million, respectively. As of December 31, 2012 and 2011, the fair value of collateral held under our securities lending program was $48.2 million and $41.3 million, respectively, and the offsetting obligation to return collateral of $48.2 million and $41.3 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2012 and 2011.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are related directly to the successful acquisition of new and renewal insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts and policies issued, some other costs such as underwriting, medical inspection and issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date and if necessary for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 6 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2012, 2011 and 2010, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We are permitted to utilize a qualitative impairment assessment if the fair value of the reporting unit is not more likely than not lower than its carrying value. If a qualitative impairment assessment is not performed, we are required to determine the fair value of the reporting unit. The determination of fair value requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 5 and 17 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Effective with the period beginning January 1, 2011, our companies elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). The election was made with the filing of the first life/non-life consolidated return, which was filed in September 2012. All companies domesticated in the United States and our Bermuda and Guernsey subsidiaries which have elected to be taxed as U.S. domestic companies were included in the life/non-life consolidated return as allowed by the tax law and regulations. The tax sharing agreement previously applicable only to the U.S. life insurance entities was terminated with the filing of the life/non-life consolidated return and those entities adopted the tax sharing agreement previously applicable to only the non-life entities (hereinafter the "life/non-life tax sharing agreement"). The two agreements were identical in all material respects. The life/non-life tax sharing agreement was provided to the appropriate state insurance regulators for approval. Intercompany balances relating to the impacts of the life/non-life tax sharing agreement was settled with the insurance companies after approval was received from the insurance regulators. Intercompany balances under all agreements are settled at least annually. For years before 2011, our U.S. non-life insurance entities were included in the consolidated federal income tax return of Genworth and subject to a tax sharing arrangement that allocated tax on a separate company basis but provided benefit for current utilization of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

losses and credits. Also, our U.S. life insurance entities filed a consolidated life insurance federal income tax return, and were subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. We recognize the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   In 2010, we de-recognized the retained interests assets due to consolidation and termination of the VIEs. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 15 for additional information related to these consolidated entities.

   (t) Accounting Changes

   Testing Indefinite-Lived Intangible Assets For Impairment

   In July 2012, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance on testing indefinite-lived intangible assets for impairment. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the quantitative impairment test for indefinite-lived intangible assets. We elected to early adopt this new accounting guidance effective October 1, 2012. The adoption of this accounting guidance did not have an impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2012, we adopted new accounting guidance related to fair value measurements. This new accounting guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Testing Goodwill For Impairment

   In September 2011, the FASB issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances had positive carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                                   ACCUMULATED OTHER
                                     COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------              ----------------- ----------------- -------------------
Investment securities.............      $123.8            $(123.8)            $  --
Other invested assets/(1)/........         0.8               (1.0)             (0.2)
Provision for income taxes........       (44.1)              44.1                --
                                        ------            -------             -----
Net cumulative effect adjustment..      $ 80.5            $ (80.7)            $(0.2)
                                        ======            =======             =====

--------
/(1)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $3.1 million recorded to retained earnings with a partial offset recorded to accumulated other comprehensive income of $2.5 million.

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $132.5 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate a previously qualifying special-purpose entity. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entity and the amounts recorded for our interest in this entity prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $34.7 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $21.3 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The assets and liabilities of the newly consolidated entity were as follows as of January 1, 2010:

                                                                             AMOUNTS
                                                                          RECORDED UPON
(AMOUNTS IN MILLIONS)                                                   CONSOLIDATION/(1)/
---------------------                                                   -----------------
Assets
Restricted commercial mortgage loans...................................      $133.9
Other invested assets/(2)/.............................................       (34.2)
Accrued investment income..............................................         0.7
                                                                             ------
   Total assets........................................................       100.4
                                                                             ------
Liabilities
Other liabilities......................................................         0.7
Borrowings related to securitization entities..........................       133.9
                                                                             ------
   Total liabilities...................................................       134.6
                                                                             ------
   Net assets and liabilities of newly consolidated entities...........       (34.2)
   Less: amortized cost of fixed maturity securities previously
     recorded/(3)/.....................................................         0.8
                                                                             ------
   Cumulative effect adjustment to retained earnings upon adoption,
     pre-tax...........................................................       (35.0)
   Tax effect..........................................................         0.3
                                                                             ------
   Net cumulative effect adjustment to retained earnings upon adoption.      $(34.7)
                                                                             ======

--------
/(1)/Represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
/(2)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $99.0 million recorded to retained earnings. We recorded the effect of GLICNY's accounting adoption that impacted our investment in GLICNY of $34.2 million.
/(3)/Fixed maturity securities that were previously recorded had net unrealized investment gains of $2.0 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for loan losses. Borrowings related to securitization entities are recorded at unpaid principal.

   The borrowings of the entity were recorded at cost. See note 15 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   (u) Retrospective Accounting Changes

   On January 1, 2012, we adopted new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. We chose to present two separate but consecutive statements and adopted this new guidance retrospectively. The FASB issued an amendment relating to this new guidance for presentation of the reclassification of items out of accumulated other comprehensive income into net income that removed this requirement until further guidance is issued. The adoption of this new accounting guidance did not have any impact on our consolidated financial results.

   On January 1, 2012, we adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. We adopted this new guidance retrospectively, which reduced retained earnings by $484.0 million as of January 1, 2010, and reduced net income by $14.2 million and $14.9 million for the years ended December 31, 2011 and 2010, respectively. This new accounting guidance was also adopted by GLICNY which reduced our investment in GLICNY by $28.0 million as of January 1, 2010, representing our ownership interest of 34.5%. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

   Effective January 1, 2012, we changed our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Through 2010, we issued level premium term life insurance policies whose premiums are contractually determined to be level through a period of time and then increase thereafter. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models do not impact the reserving for our level premium term life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our previous accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting floors the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We implemented this accounting change retrospectively, which reduced retained earnings and stockholders' equity by $91.5 million as of January 1, 2010, and decreased net income by $8.5 million and $4.1 million for the years ended December 31, 2011 and 2010, respectively. This accounting change was also implemented by GLICNY which reduced our investment in GLICNY by $3.9 million as of January 1, 2010, representing our ownership interest of 34.5%.

   On October 22, 2012, we announced the launch of a new traditional term life insurance product, along with other changes to our life insurance portfolio designed to update and expand our product offerings and further adjust pricing. We will floor the liability for future policy benefits on these level premium term insurance policies at zero, consistent with our accounting for our existing level premium term life insurance policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated balance sheet as of December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                                       AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                    REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                                  ------------- ---------- -------------- ------------
Assets
   Total investments/(1)/.............................................   $17,639.4    $ (25.2)     $  (4.8)     $17,609.4
   Cash and cash equivalents..........................................       830.4         --           --          830.4
   Accrued investment income..........................................       136.1         --           --          136.1
   Deferred acquisition costs.........................................     3,347.0     (742.9)          --        2,604.1
   Intangible assets..................................................       225.6        2.5           --          228.1
   Goodwill...........................................................       450.9         --           --          450.9
   Reinsurance recoverable............................................     7,877.3         --         13.7        7,891.0
   Other assets.......................................................       454.7         --           --          454.7
   Separate account assets............................................     9,231.7         --           --        9,231.7
                                                                         ---------    -------      -------      ---------
              Total assets............................................   $40,193.1    $(765.6)     $   8.9      $39,436.4
                                                                         =========    =======      =======      =========
Liabilities and stockholders' equity
   Liabilities:
       Future policy benefits.........................................   $ 9,756.0    $    --      $ 167.5      $ 9,923.5
       Policyholder account balances..................................    10,367.0         --           --       10,367.0
       Liability for policy and contract claims.......................       312.7         --           --          312.7
       Unearned premiums..............................................        12.3         --           --           12.3
       Other liabilities..............................................       495.7         --           --          495.7
       Non-recourse funding obligations...............................     3,531.0         --           --        3,531.0
       Borrowings related to securitization entities..................        88.0         --           --           88.0
       Deferred tax liability.........................................     1,142.2     (262.3)       (54.5)         825.4
       Separate account liabilities...................................     9,231.7         --           --        9,231.7
                                                                         ---------    -------      -------      ---------
              Total liabilities.......................................    34,936.6     (262.3)       113.0       34,787.3
                                                                         ---------    -------      -------      ---------

   Stockholder's equity:
       Common stock...................................................        25.6         --           --           25.6
       Additional paid-in capital.....................................     4,719.9         --           --        4,719.9
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities
                not other-than-temporarily impaired...................       261.0        9.8           --          270.8
              Net unrealized gains (losses) on other-than-
                temporarily impaired securities.......................       (80.6)        --           --          (80.6)
                                                                         ---------    -------      -------      ---------
          Net unrealized investment gains (losses)....................       180.4        9.8           --          190.2
                                                                         ---------    -------      -------      ---------
          Derivatives qualifying as hedges............................        51.8         --           --           51.8
                                                                         ---------    -------      -------      ---------
       Total accumulated other comprehensive income
         (loss).......................................................       232.2        9.8           --          242.0
       Retained deficit...............................................       278.8     (513.1)      (104.1)        (338.4)
                                                                         ---------    -------      -------      ---------
              Total stockholder's equity..............................     5,256.5     (503.3)      (104.1)       4,649.1
                                                                         ---------    -------      -------      ---------
              Total liabilities and stockholder's equity..............   $40,193.1    $(765.6)     $   8.9      $39,436.4
                                                                         =========    =======      =======      =========

--------
/(1)/Adjustments relate to the impact on our investment in GLICNY from GLICNY's adoption of these accounting changes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                        AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                     REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                   ------------- ---------- -------------- ------------
Revenues:
Premiums...............................................   $  837.8      $   --       $   --       $  837.8
Net investment income..................................      725.6          --           --          725.6
Net investment gains (losses)..........................     (182.0)         --           --         (182.0)
Insurance and investment product fees and other........      756.1         8.8           --          764.9
                                                          --------      ------       ------       --------
   Total revenues......................................    2,137.5         8.8           --        2,146.3
                                                          --------      ------       ------       --------
Benefits and expenses:
Benefits and other changes in policy reserves..........    1,183.8         0.4         12.4        1,196.6
Interest credited......................................      299.7          --           --          299.7
Acquisition and operating expenses, net of deferrals...      246.2        49.6           --          295.8
Amortization of deferred acquisition costs and
  intangibles..........................................      206.2       (22.4)          --          183.8
Interest expense.......................................      111.7          --           --          111.7
                                                          --------      ------       ------       --------
   Total benefits and expenses.........................    2,047.6        27.6         12.4        2,087.6
                                                          --------      ------       ------       --------
Income before income taxes and equity in net loss of
  unconsolidated subsidiary............................       89.9       (18.8)       (12.4)          58.7
Provision for income taxes.............................       15.4        (6.4)        (4.4)           4.6
                                                          --------      ------       ------       --------
Net income before equity in net loss of unconsolidated
  subsidiary...........................................       74.5       (12.4)        (8.0)          54.1
Equity in net loss of unconsolidated subsidiary........       (5.2)       (1.8)        (0.5)          (7.5)
                                                          --------      ------       ------       --------
Net income.............................................   $   69.3      $(14.2)      $ (8.5)      $   46.6
                                                          ========      ======       ======       ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                          AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                       REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                     ------------- ---------- -------------- ------------
Revenues:
Premiums.................................................   $  911.7      $   --       $  --        $  911.7
Net investment income....................................      717.6          --          --           717.6
Net investment gains (losses)............................     (111.7)         --          --          (111.7)
Insurance and investment product fees and other..........      570.9          --          --           570.9
                                                            --------      ------       -----        --------
   Total revenues........................................    2,088.5          --          --         2,088.5
                                                            --------      ------       -----        --------
Benefits and expenses:
Benefits and other changes in policy reserves............    1,157.1         0.6         5.7         1,163.4
Interest credited........................................      303.4          --          --           303.4
Acquisition and operating expenses, net of deferrals.....      263.9        53.9          --           317.8
Amortization of deferred acquisition costs and
  intangibles............................................      217.1       (28.4)         --           188.7
Interest expense.........................................      108.9          --          --           108.9
                                                            --------      ------       -----        --------
   Total benefits and expenses...........................    2,050.4        26.1         5.7         2,082.2
                                                            --------      ------       -----        --------
Income before income taxes and equity in net income of
  unconsolidated subsidiary..............................       38.1       (26.1)       (5.7)            6.3
Benefit for income taxes.................................      (36.0)       (9.1)       (2.0)          (47.1)
                                                            --------      ------       -----        --------
Net income before equity in net income of unconsolidated
  subsidiary.............................................       74.1       (17.0)       (3.7)           53.4
Equity in net income of unconsolidated subsidiary........       20.0         2.1        (0.4)           21.7
                                                            --------      ------       -----        --------
Net income...............................................   $   94.1      $(14.9)      $(4.1)       $   75.1
                                                            ========      ======       =====        ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                               AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                            REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                          ------------- ---------- -------------- ------------
Cash flows from operating activities:
   Net income.................................................    $  69.3      $(14.2)      $(8.5)       $  46.6
   Adjustments to reconcile net income to net cash from
     operating activities:
       Amortization of fixed maturity discounts and
         premiums and limited partnerships....................        9.8          --          --            9.8
       Equity in net (income) loss of unconsolidated
         subsidiary...........................................        5.2         1.8         0.5            7.5
       Net investment losses (gains)..........................      182.0          --          --          182.0
       Charges assessed to policyholders......................     (617.0)         --          --         (617.0)
       Acquisition costs deferred.............................     (345.3)       49.6          --         (295.7)
       Amortization of deferred acquisition costs and
         intangibles..........................................      206.2       (22.4)         --          183.8
       Deferred income taxes..................................      214.0        (6.4)       (4.4)         203.2
       Net increase in trading securities, held-for-sale
         investments and derivative instruments...............       29.9          --          --           29.9
   Change in certain assets and liabilities:
       Accrued investment income and other assets.............      106.2          --          --          106.2
       Insurance reserves.....................................      620.3         0.4        12.4          633.1
       Other liabilities and other policy-related
         balances.............................................     (162.0)       (8.8)         --         (170.8)
                                                                  -------      ------       -----        -------
   Net cash from operating activities.........................    $ 318.6      $   --       $  --        $ 318.6
                                                                  =======      ======       =====        =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                            AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                         REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                       ------------- ---------- -------------- ------------
Cash flows from operating activities:
   Net income..............................................    $  94.1      $(14.9)      $(4.1)       $  75.1
   Adjustments to reconcile net income to net cash from
     operating activities:
       Amortization of fixed maturity discounts and
         premiums and limited partnerships.................       (4.6)         --          --           (4.6)
       Equity in net (income) of unconsolidated
         subsidiary........................................      (20.0)       (2.1)        0.4          (21.7)
       Net investment losses (gains).......................      111.7          --          --          111.7
       Charges assessed to policyholders...................     (433.7)         --          --         (433.7)
       Acquisition costs deferred..........................     (270.2)       53.9          --         (216.3)
       Amortization of deferred acquisition costs and
         intangibles.......................................      217.1       (28.4)         --          188.7
       Deferred income taxes...............................      (32.5)       (9.1)       (2.0)         (43.6)
       Net (decrease) in trading securities, held-for-
         sale investments and derivative
         instruments.......................................      (64.7)         --          --          (64.7)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........       15.8          --          --           15.8
       Insurance reserves..................................      516.2         0.6         5.7          522.5
       Other liabilities and other policy-related
         balances..........................................      163.9          --          --          163.9
                                                               -------      ------       -----        -------
   Net cash from operating activities......................    $ 293.1      $   --       $  --        $ 293.1
                                                               =======      ======       =====        =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated balance sheet as of December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                                   AS REPORTED  AS COMPUTED
                                                                                    UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                                POLICY        POLICY      CHANGE
---------------------                                                              ----------- -------------- ---------
Assets
   Total investments/(1)/.........................................................  $17,084.5    $17,089.9     $  (5.4)
   Cash and cash equivalents......................................................      822.1        822.1          --
   Accrued investment income......................................................      131.0        131.0          --
   Deferred acquisition costs.....................................................    2,624.5      2,624.5          --
   Intangible assets..............................................................      182.8        182.8          --
   Goodwill.......................................................................      303.9        303.9          --
   Reinsurance recoverable........................................................    7,893.0      7,862.4        30.6
   Other assets...................................................................      463.1        463.1          --
   Separate account assets........................................................    9,060.4      9,060.4          --
                                                                                    ---------    ---------     -------
              Total assets........................................................  $38,565.3    $38,540.1     $  25.2
                                                                                    =========    =========     =======
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.....................................................  $ 9,860.6    $ 9,668.2     $ 192.4
       Policyholder account balances..............................................   10,477.0     10,477.0          --
       Liability for policy and contract claims...................................      233.1        233.1          --
       Unearned premiums..........................................................       11.1         11.1          --
       Other liabilities..........................................................      495.2        495.2          --
       Non-recourse funding obligations...........................................    2,254.2      2,254.2          --
       Borrowings related to securitization entity, at fair value.................       64.6         64.6          --
       Deferred tax liability.....................................................    1,271.7      1,331.2       (59.5)
       Separate account liabilities...............................................    9,060.4      9,060.4          --
                                                                                    ---------    ---------     -------
              Total liabilities...................................................   33,727.9     33,595.0       132.9
                                                                                    ---------    ---------     -------
   Stockholder's equity:
       Common stock...............................................................       25.6         25.6          --
       Additional paid-in capital.................................................    4,849.4      4,849.4          --
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-
                than-temporarily impaired.........................................      531.2        531.2          --
              Net unrealized gains (losses) on other-than-temporarily
                impaired securities...............................................      (32.6)       (32.6)         --
                                                                                    ---------    ---------     -------
          Net unrealized investment gains (losses)................................      498.6        498.6          --
                                                                                    ---------    ---------     -------
          Derivatives qualifying as hedges........................................       47.2         47.2          --
                                                                                    ---------    ---------     -------
       Total accumulated other comprehensive income (loss)........................      545.8        545.8          --
       Retained deficit...........................................................     (583.4)      (475.7)     (107.7)
                                                                                    ---------    ---------     -------
          Total stockholder's equity..............................................    4,837.4      4,945.1      (107.7)
                                                                                    ---------    ---------     -------
          Total liabilities and stockholder's equity..............................  $38,565.3    $38,540.1     $  25.2
                                                                                    =========    =========     =======

--------
/(1)/Adjustment relates to the impact on our investment in GLICNY from GLICNY's adoption of this accounting change.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                     AS REPORTED  AS COMPUTED
                                                                      UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                  POLICY        POLICY      CHANGE
---------------------                                                ----------- -------------- ---------
Revenues:
Premiums............................................................  $  472.8      $  472.8      $  --
Net investment income...............................................     693.9         693.9         --
Net investment gains (losses).......................................     (86.9)        (86.9)        --
Policy fees and other income........................................     853.5         853.5         --
                                                                      --------      --------      -----
   Total revenues...................................................   1,933.3       1,933.3         --
                                                                      --------      --------      -----
Benefits and expenses:
Benefits and other changes in policy reserves.......................   1,028.0       1,020.0        8.0
Interest credited...................................................     305.7         305.7         --
Acquisition and operating expenses, net of deferrals................     266.3         266.3         --
Amortization of deferred acquisition costs and intangibles..........     335.6         335.6         --
Goodwill impairment.................................................     147.0         147.0         --
Interest expense....................................................      87.1          87.1         --
                                                                      --------      --------      -----
   Total benefits and expenses......................................   2,169.7       2,161.7        8.0
                                                                      --------      --------      -----
Loss before income taxes and equity in net income of unconsolidated
  subsidiary........................................................    (236.4)       (228.4)      (8.0)
Benefit for income taxes............................................     (59.4)        (54.4)      (5.0)
                                                                      --------      --------      -----
Net loss before equity in net income of unconsolidated subsidiary...    (177.0)       (174.0)      (3.0)
Equity in net income of unconsolidated subsidiary...................      45.5          46.1       (0.6)
                                                                      --------      --------      -----
Net loss............................................................  $ (131.5)     $ (127.9)     $(3.6)
                                                                      ========      ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                               AS REPORTED  AS COMPUTED
                                                                                UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                            POLICY        POLICY      CHANGE
---------------------                                                          ----------- -------------- ---------
Cash flows from operating activities:
   Net loss...................................................................   $(131.5)     $(127.9)      $(3.6)
   Adjustments to reconcile net loss to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships.................................................     (13.6)       (13.6)         --
       Equity in net (income) loss of unconsolidated subsidiary...............     (45.5)       (46.1)        0.6
       Net investment losses (gains)..........................................      86.9         86.9          --
       Charges assessed to policyholders......................................    (729.2)      (729.2)         --
       Acquisition costs deferred.............................................    (347.9)      (347.9)         --
       Amortization of deferred acquisition costs and intangibles.............     335.6        335.6          --
       Goodwill impairment....................................................     147.0        147.0          --
       Deferred income taxes..................................................     284.8        289.8        (5.0)
       Net decrease in trading securities, held-for-sale investments and
         derivative instruments...............................................     (62.5)       (62.5)         --
   Change in certain assets and liabilities:
       Accrued investment income and other assets.............................     (18.4)       (18.4)         --
       Insurance reserves.....................................................     372.1        364.1         8.0
       Other liabilities and policy-related balances..........................      68.3         68.3          --
                                                                                 -------      -------       -----
   Net cash from operating activities.........................................   $ (53.9)     $ (53.9)      $  --
                                                                                 =======      =======       =====

   (v) Accounting Pronouncement Not Yet Adopted

   In December 2011, the FASB issued new accounting guidance for disclosures about offsetting assets and liabilities. The new guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. These new disclosure requirements will be effective for us on January 1, 2013 and are not expected to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2012    2011    2010
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $541.6  $571.2  $557.5
Commercial mortgage loans..................................................  101.0   111.5   120.7
Restricted commercial mortgage loans related to securitization entity/(1)/.    7.3    10.4    10.1
Equity securities..........................................................    1.7     1.4     3.9
Other invested assets......................................................   28.9    19.0    11.4
Policy loans...............................................................   31.6    32.6    32.2
Cash, cash equivalents and short-term investments..........................    0.2     0.9     2.7
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  712.3   747.0   738.5
Expenses and fees..........................................................  (18.4)  (21.4)  (20.9)
                                                                            ------  ------  ------
   Net investment income................................................... $693.9  $725.6  $717.6
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2012     2011     2010
---------------------                                                            ------  -------  -------
Available-for-sale securities:
   Realized gains............................................................... $ 46.9  $  31.6  $  16.5
   Realized losses..............................................................  (42.0)   (47.7)   (40.6)
                                                                                 ------  -------  -------
   Net realized gains (losses) on available-for-sale securities.................    4.9    (16.1)   (24.1)
                                                                                 ------  -------  -------
Impairments:
   Total other-than-temporary impairments.......................................  (24.0)   (43.5)   (57.1)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................  (25.0)    (6.0)   (29.5)
                                                                                 ------  -------  -------
   Net other-than-temporary impairments.........................................  (49.0)   (49.5)   (86.6)
                                                                                 ------  -------  -------
Derivative instruments/(1)/.....................................................  (45.9)  (148.1)    18.2
Commercial mortgage loans.......................................................    0.2      2.9    (17.1)
Trading securities..............................................................    4.0     28.6     (2.0)
Net gains related to securitization entity/(2)/.................................   (1.1)     0.2      0.1
Other...........................................................................     --       --     (0.2)
                                                                                 ------  -------  -------
   Net investment gains (losses)................................................ $(86.9) $(182.0) $(111.7)
                                                                                 ======  =======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2012, 2011 and 2010 was $425.9 million, $607.1 million and $404.2 million, respectively, which was approximately 92.7%, 93.7% and 92.0%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                      2012    2011     2010
---------------------                                                    -------  ------  -------
Beginning balance....................................................... $ 301.3  $327.0  $ 373.3
Adoption of new accounting guidance related to securitization entities..      --      --     (2.2)
Additions:
   Other-than-temporary impairments not previously recognized...........     7.0    12.4     26.7
   Increases related to other-than-temporary impairments previously
     recognized.........................................................    24.1    34.8     53.7
Reductions:
   Securities sold, paid down or disposed...............................  (166.5)  (72.9)  (124.5)
                                                                         -------  ------  -------
Ending balance.......................................................... $ 165.9  $301.3  $ 327.0
                                                                         =======  ======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2012      2011     2010
---------------------                                    --------  -------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $1,080.8  $ 503.5  $(163.6)
   Equity securities....................................      1.5     (0.9)    (0.6)
   Investment in unconsolidated subsidiary..............    118.2     81.2     21.0
                                                         --------  -------  -------
       Subtotal.........................................  1,200.5    583.8   (143.2)
Adjustments to DAC, PVFP and benefit reserves...........   (493.5)  (334.0)   (82.5)
Income taxes, net.......................................   (208.4)   (59.6)    87.8
                                                         --------  -------  -------
Net unrealized investment gains (losses)................ $  498.6  $ 190.2  $(137.9)
                                                         ========  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2012     2011     2010
---------------------                                                           -------  -------  -------
Beginning balance.............................................................. $ 190.2  $(137.9) $(678.3)
Cumulative effect of changes in accounting.....................................      --       --    101.8
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   572.6    661.4    701.2
   Adjustment to DAC...........................................................   (34.2)   (82.7)   (53.6)
   Adjustment to PVFP..........................................................   (23.9)   (81.7)   (72.2)
   Adjustment to sales inducements.............................................    (0.4)      --       --
   Adjustment to benefit reserves..............................................  (101.0)   (87.1)   (18.0)
   Provision for income taxes..................................................  (133.3)  (124.4)  (190.8)
                                                                                -------  -------  -------
       Change in unrealized gains (losses) on investment securities............   279.8    285.5    366.6
Reclassification adjustments to net investment (gains) losses, net of taxes of
  $(15.5), $(23.0) and $(38.7).................................................    28.6     42.6     72.0
                                                                                -------  -------  -------
Ending balance................................................................. $ 498.6  $ 190.2  $(137.9)
                                                                                =======  =======  =======

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,033.1    $  183.6        $ --         $  (1.1)      $   --    $ 1,215.6
   Tax-exempt........................       1.7          --          --              --           --          1.7
   Government--non-U.S...............     163.5        34.6          --              --           --        198.1
   U.S. corporate....................   5,444.4       679.5          --           (20.5)          --      6,103.4
   Corporate--non-U.S................   2,067.0       171.6          --           (12.4)          --      2,226.2
   Residential mortgage-backed.......   1,783.6       177.7         4.7           (41.2)       (49.1)     1,875.7
   Commercial mortgage-backed........     932.9        33.8         0.9           (43.5)        (9.1)       915.0
   Other asset-backed................   1,119.4         6.9         0.1           (35.7)          --      1,090.7
                                      ---------    --------        ----         -------       ------    ---------
       Total fixed maturity
         securities..................  12,545.6     1,287.7         5.7          (154.4)       (58.2)    13,626.4
Equity securities....................      62.6         1.5          --              --           --         64.1
                                      ---------    --------        ----         -------       ------    ---------
       Total available-for-sale
         securities.................. $12,608.2    $1,289.2        $5.7         $(154.4)      $(58.2)   $13,690.5
                                      =========    ========        ====         =======       ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,011.9    $  184.7        $ --         $    --       $    --   $ 1,196.6
   Government--non-U.S...............     119.2        23.2          --              --            --       142.4
   U.S. corporate....................   6,113.1       533.3          --           (61.4)         (0.4)    6,584.6
   Corporate--non-U.S................   1,855.4       100.4          --           (62.5)           --     1,893.3
   Residential mortgage-backed.......   1,929.8       144.1         3.0          (116.0)       (113.6)    1,847.3
   Commercial mortgage-backed........     859.8        20.3         0.7           (85.2)        (24.1)      771.5
   Other asset-backed................   1,450.7         5.3         0.1           (48.4)           --     1,407.7
                                      ---------    --------        ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,339.9     1,011.3         3.8          (373.5)       (138.1)   13,843.4
Equity securities....................      60.0         1.8          --            (2.7)           --        59.1
                                      ---------    --------        ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,399.9    $1,013.1        $3.8         $(376.2)      $(138.1)  $13,902.5
                                      =========    ========        ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

                              LESS THAN 12 MONTHS            12 MONTHS OR MORE                     TOTAL
                          ---------------------------- ------------------------------  ------------------------------
                                   GROSS                          GROSS                           GROSS
(DOLLAR AMOUNTS IN        FAIR   UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
MILLIONS)                 VALUE    LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
------------------        ------ ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises......... $ 54.1   $(1.1)        7     $     --  $    --        --     $   54.1  $  (1.1)        7
   U.S. corporate........  300.7    (5.6)       70        180.3    (14.9)       27        481.0    (20.5)       97
   Corporate--non-U.S....  192.3    (1.9)       18        147.8    (10.5)       14        340.1    (12.4)       32
   Residential mortgage-
     backed..............   39.9    (0.5)       11        264.6    (89.8)      162        304.5    (90.3)      173
   Commercial mortgage-
     backed..............   97.0    (0.4)       10        335.1    (52.2)       84        432.1    (52.6)       94
   Other asset-backed....  186.2    (0.2)       19        102.9    (35.5)       12        289.1    (35.7)       31
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===
% Below cost--fixed
  maturity securities:
   (less than)20% Below
     cost................ $870.1   $(9.6)      133     $  799.5  $ (58.0)      186     $1,669.6  $ (67.6)      319
   20%-50% Below cost....    0.1    (0.1)        2        218.3   (106.0)       82        218.4   (106.1)       84
   (greater than)50%
     Below cost..........     --      --        --         12.9    (38.9)       31         12.9    (38.9)       31
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===
Investment grade......... $834.4   $(7.8)      121     $  520.6  $ (57.0)      115     $1,355.0  $ (64.8)      236
Below investment
  grade/(3)/.............   35.8    (1.9)       14        510.1   (145.9)      184        545.9   (147.8)      198
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts included $58.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $58.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $57.8 million of unrealized losses on other-than-temporarily impaired securities.

   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 1.1% as of December 31, 2012.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $58.0 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BB+" and approximately 48.1% of the unrealized losses were related to investment grade securities as of December 31, 2012. These unrealized losses were attributable to the lower credit ratings for these securities since acquisition, primarily associated with mortgage-backed and asset-backed securities as well as corporate securities in the finance and insurance sector. The average fair value percentage below cost for these securities was approximately 6.8% as of December 31, 2012. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2012:

                                                                      INVESTMENT GRADE
                                        -----------------------------------------------------------------------------
                                                      20% TO 50%                          GREATER THAN 50%
                                        -------------------------------------- --------------------------------------
                                                         % OF TOTAL                             % OF TOTAL
                                                GROSS      GROSS                       GROSS      GROSS
                                        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------            ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate...................... $11.2   $ (4.2)      2.0%        2      $--    $  --       -- %        --
   Corporate--non-U.S..................  11.0     (5.6)      2.6         3       --       --        --         --
   Structured securities:
       Residential
         mortgage-backed...............  12.2     (5.7)      2.7         7       --     (0.1)       --          2
       Commercial mortgage-
         backed........................   1.6     (0.5)      0.2         2       --       --        --         --
       Other asset-backed..............  20.6    (13.1)      6.2         2       --       --        --         --
                                        -----   ------      ----        --      ---    -----       ---         --
       Total structured securities.....  34.4    (19.3)      9.1        11       --     (0.1)       --          2
                                        -----   ------      ----        --      ---    -----       ---         --
Total.................................. $56.6   $(29.1)     13.7%       16      $--    $(0.1)      -- %         2
                                        =====   ======      ====        ==      ===    =====       ===         ==

                                                                    BELOW INVESTMENT GRADE
                                        ------------------------------------------------------------------------------
                                                      20% TO 50%                           GREATER THAN 50%
                                        --------------------------------------- --------------------------------------
                                                          % OF TOTAL                             % OF TOTAL
                                                 GROSS      GROSS                       GROSS      GROSS
                                        FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------            ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential
         mortgage-backed............... $106.6   $(49.3)     23.2%       52     $ 7.8   $(22.6)     10.6%       22
       Commercial
         mortgage-backed...............   31.5    (11.1)      5.2        12       4.0    (14.4)      6.8         6
       Other asset-backed..............   23.6    (16.5)      7.8         2       1.1     (1.8)      0.8         1
                                        ------   ------      ----        --     -----   ------      ----        --
       Total structured securities.....  161.7    (76.9)     36.2        66      12.9    (38.8)     18.2        29
                                        ------   ------      ----        --     -----   ------      ----        --
Total.................................. $161.7   $(76.9)     36.2%       66     $12.9   $(38.8)     18.2%       29
                                        ======   ======      ====        ==     =====   ======      ====        ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2012:

                                                            INVESTMENT GRADE
                              -----------------------------------------------------------------------------
                                            20% TO 50%                          GREATER THAN 50%
                              -------------------------------------- --------------------------------------
                                               % OF TOTAL                             % OF TOTAL
                                      GROSS      GROSS                       GROSS      GROSS
                              FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)  VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------  ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
   Industry:
   Finance and insurance..... $22.2   $(9.8)      4.6%        5       $--     $--        -- %        --
                              -----   -----       ---         -       ---     ---        ---         --
   Total..................... $22.2   $(9.8)      4.6%        5       $--     $--        -- %        --
                              =====   =====       ===         =       ===     ===        ===         ==

   All of the unrealized losses for corporate fixed maturity securities presented in the preceding tables related to issuers in the finance and insurance sector that were 30.7% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2012. All unrealized losses noted in the table above were related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $135.1 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $47.2 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

The extent and duration of the unrealized loss position on our structured securities was primarily due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2012.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                                         LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                    ------------------------------ ------------------------------  --------------------
                                               GROSS                          GROSS                           GROSS
                                     FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)         VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/
----------------------------        -------- ---------- ---------- -------- ----------  ---------- -------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. corporate................. $  646.9   $(15.0)      86     $  445.3  $ (46.8)       67     $1,092.2  $ (61.8)
    Corporate--non-U.S.............    359.5    (19.0)      42        223.5    (43.5)       25        583.0    (62.5)
    Residential mortgage-                                                     (226.7)
     backed........................    128.4     (2.9)      28        397.5                214        525.9   (229.6)
    Commercial mortgage-
     backed........................     90.5    (13.1)      23        385.3    (96.2)      106        475.8   (109.3)
    Other asset-backed.............    136.3     (0.3)      13        192.5    (48.1)       24        328.8    (48.4)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Subtotal, fixed maturity                                                  (461.3)
     securities....................  1,361.6    (50.3)     192      1,644.1                436      3,005.7   (511.6)
Equity securities..................       --       --       --          4.6     (2.7)        4          4.6     (2.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $1,346.5   $(43.7)     177     $1,139.4  $ (97.9)      213     $2,485.9  $(141.6)
    20%-50% Below cost.............     14.6     (4.9)       8        448.6   (245.4)      163        463.2   (250.3)
    (greater than)50% Below cost...      0.5     (1.7)       7         56.1   (118.0)       60         56.6   (119.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total fixed maturity
     securities....................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)
                                    --------   ------      ---     --------  -------       ---     --------  -------
% Below cost--equity
 securities:
    (less than)20% Below cost......       --       --       --          0.6     (0.1)        3          0.6     (0.1)
    20%-50% Below cost.............       --       --       --          4.0     (2.6)        1          4.0     (2.6)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total equity securities........       --       --       --          4.6     (2.7)        4          4.6     (2.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======
Investment grade................... $1,229.0   $(37.8)     152     $  991.7  $(149.7)      211     $2,220.7  $(187.5)
Below investment grade/(3)/........    132.6    (12.5)      40        657.0   (314.3)      229        789.6   (326.8)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======

                                    ----------

                                    NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)        SECURITIES
----------------------------        ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. corporate.................    153
    Corporate--non-U.S.............     67
    Residential mortgage-
     backed........................    242
    Commercial mortgage-
     backed........................    129
    Other asset-backed.............     37
                                       ---
    Subtotal, fixed maturity
     securities....................    628
Equity securities..................      4
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......    390
    20%-50% Below cost.............    171
    (greater than)50% Below cost...     67
                                       ---
    Total fixed maturity
     securities....................    628
                                       ---
% Below cost--equity
 securities:
    (less than)20% Below cost......      3
    20%-50% Below cost.............      1
                                       ---
    Total equity securities........      4
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===
Investment grade...................    363
Below investment grade/(3)/........    269
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===

--------
/(1)/Amounts included $134.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $138.1 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $132.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2012 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                AMORTIZED COST
       (AMOUNTS IN MILLIONS)                       OR COST     FAIR VALUE
       ---------------------                    -------------- ----------
       Due one year or less....................   $   504.5    $   506.9
       Due after one year through five years...     2,215.6      2,310.4
       Due after five years through ten years..     1,949.8      2,160.3
       Due after ten years.....................     4,039.8      4,767.4
                                                  ---------    ---------
              Subtotal.........................     8,709.7      9,745.0
       Residential mortgage-backed.............     1,783.6      1,875.7
       Commercial mortgage-backed..............       932.9        915.0
       Other asset-backed......................     1,119.4      1,090.7
                                                  ---------    ---------
              Total............................   $12,545.6    $13,626.4
                                                  =========    =========

   As of December 31, 2012, $1,225.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2012, securities issued by utilities and energy, finance and insurance, and consumer--non-cyclical industry groups represented approximately 25.0%, 20.5% and 12.5% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2012, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2012 and 2011, $8.2 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2012                      2011
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Office...............................................    $  538.5       32.6%      $  553.8       29.9%
Industrial...........................................       468.5       28.4          566.1       30.6
Retail...............................................       409.1       24.8          453.5       24.5
Apartments...........................................       126.4        7.7          146.4        7.9
Mixed use/other......................................       107.7        6.5          131.0        7.1
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,650.2      100.0%       1,850.8      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.6                       1.1
   Allowance for losses..............................       (11.7)                    (15.4)
                                                         --------                  --------
   Total.............................................    $1,639.1                  $1,836.5
                                                         ========                  ========

                                                                2012                      2011
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  566.7       34.3%      $  620.8       33.5%
Pacific..............................................       449.0       27.2          456.3       24.7
Middle Atlantic......................................       191.6       11.6          196.2       10.6
East North Central...................................       109.4        6.6          177.5        9.6
West North Central...................................        90.6        5.5          103.3        5.6
Mountain.............................................        86.7        5.3          106.4        5.7
West South Central...................................        62.2        3.8           71.2        3.8
East South Central...................................        55.1        3.3           64.1        3.5
New England..........................................        38.9        2.4           55.0        3.0
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,650.2      100.0%       1,850.8      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.6                       1.1
   Allowance for losses..............................       (11.7)                    (15.4)
                                                         --------                  --------
   Total.............................................    $1,639.1                  $1,836.5
                                                         ========                  ========

   As of December 31, 2012 and 2011, our total mortgage holdings secured by real estate in California was $286.8 million and $293.3 million, respectively, which was 17.5% and 16.0%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2012
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Office......................    $ 2.4         $--           $ --         $ 2.4    $  536.1  $  538.5
   Industrial..................       --          --             --            --       468.5     468.5
   Retail......................       --          --             --            --       409.1     409.1
   Apartments..................       --          --            4.4           4.4       122.0     126.4
   Mixed use/other.............     66.4          --             --          66.4        41.3     107.7
                                   -----         ---           ----         -----    --------  --------
   Total recorded investment...    $68.8         $--           $4.4         $73.2    $1,577.0  $1,650.2
                                   =====         ===           ====         =====    ========  ========
% of total commercial mortgage
  loans........................      4.1%         --%           0.3%          4.4%       95.6%    100.0%
                                   =====         ===           ====         =====    ========  ========

                                                                  2011
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Office......................     $3.8         $--            $--          $3.8    $  550.0  $  553.8
   Industrial..................      1.2          --             --           1.2       564.9     566.1
   Retail......................       --          --             --            --       453.5     453.5
   Apartments..................       --          --             --            --       146.4     146.4
   Mixed use/other.............      1.2          --             --           1.2       129.8     131.0
                                    ----         ---            ---          ----    --------  --------
   Total recorded investment...     $6.2         $--            $--          $6.2    $1,844.6  $1,850.8
                                    ====         ===            ===          ====    ========  ========
% of total commercial mortgage
  loans........................      0.3%         --%            --%          0.3%       99.7%    100.0%
                                    ====         ===            ===          ====    ========  ========

   As of December 31, 2012 and 2011, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on nonaccrual status as of December 31, 2012 and 2011.

   As of and for the years ended December 31, 2012 and 2011, we modified or extended 19 and 18 commercial mortgage loans, respectively, with a total carrying value of $195.5 million and $140.9 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                    2012      2011      2010
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $   15.4  $   18.5  $   15.0
   Charge-offs/(1)/...................................       --        --     (14.6)
   Recoveries.........................................       --        --        --
   Provision..........................................     (3.7)     (3.1)     18.1
                                                       --------  --------  --------
   Ending balance..................................... $   11.7  $   15.4  $   18.5
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $   11.7  $   15.4  $   18.5
                                                       ========  ========  ========

Recorded investment:
   Ending balance..................................... $1,650.2  $1,850.8  $2,126.3
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $    4.2
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,650.2  $1,850.8  $2,122.1
                                                       ========  ========  ========

--------
/(1)/Charge-offs in 2010 included $13.0 million related to held-for-sale commercial mortgage loans that were sold.

   As of December 31, 2012 and 2011, we had no commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2012
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Office.....................  $124.1   $ 44.3    $296.6     $ 68.3       $ 5.2      $  538.5
   Industrial.................   163.7     82.9     172.5       44.1         5.3         468.5
   Retail.....................   142.5     41.9     185.9       38.1         0.7         409.1
   Apartments.................    54.1     27.8      36.0        8.5          --         126.4
   Mixed use/other............     7.1      1.1      18.5       75.2         5.8         107.7
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $491.5   $198.0    $709.5     $234.2       $17.0      $1,650.2
                                ======   ======    ======     ======       =====      ========
% of total....................    29.8%    12.0%     43.0%      14.2%        1.0%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
   coverage ratio.............    2.13     1.52      1.70       2.59        0.59          1.92
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $17.0 million of loans in good standing, with a total weighted-average loan-to-value of 109.3%, where borrowers continued to make timely payments.

                                                            2011
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Office.....................  $197.9   $ 91.9    $186.2     $ 67.6       $10.2      $  553.8
   Industrial.................   160.0    134.0     170.4       98.0         3.7         566.1
   Retail.....................   140.2     54.0     207.9       46.6         4.8         453.5
   Apartments.................    60.3     29.8      38.3       18.0          --         146.4
   Mixed use/other............    14.4     16.4      18.8        9.1        72.3         131.0
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $572.8   $326.1    $621.6     $239.3       $91.0      $1,850.8
                                ======   ======    ======     ======       =====      ========
% of total....................    30.9%    17.6%     33.7%      12.9%        4.9%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.43     1.79      1.57       1.07        4.64          1.96
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $91.0 million of loans in good standing, with a total weighted-average loan-to-value of 110.7%, where borrowers continued to make timely payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                         2012
                                    -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office..........................     $ 45.7       $ 32.3      $129.8      $150.7         $105.4       $  463.9
   Industrial......................       61.9         45.6        82.7       204.0           74.3          468.5
   Retail..........................       11.1         89.3        96.7       135.2           76.1          408.4
   Apartments......................        2.7          7.4        30.7        59.3           26.3          126.4
   Mixed use/other.................        1.1         15.8        22.5         1.0            0.9           41.3
                                        ------       ------      ------      ------         ------       --------
   Total recorded investment.......     $122.5       $190.4      $362.4      $550.2         $283.0       $1,508.5
                                        ======       ======      ======      ======         ======       ========
% of total.........................        8.1%        12.6%       24.0%       36.5%          18.8%         100.0%
                                        ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.....       75.4%        69.9%       60.4%       56.9%          38.7%          57.5%
                                        ======       ======      ======      ======         ======       ========

                                                                         2011
                                    -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office..........................     $ 47.6       $ 42.4      $128.3      $112.1         $148.8       $  479.2
   Industrial......................       87.0         87.3        90.0       203.5           98.3          566.1
   Retail..........................       27.7         80.2       129.4       110.2          104.8          452.3
   Apartments......................        1.8         21.5        27.9        77.4           17.8          146.4
   Mixed use/other.................         --         12.8        28.1         7.4           16.3           64.6
                                        ------       ------      ------      ------         ------       --------
   Total recorded investment.......     $164.1       $244.2      $403.7      $510.6         $386.0       $1,708.6
                                        ======       ======      ======      ======         ======       ========
% of total.........................        9.6%        14.3%       23.6%       29.9%          22.6%         100.0%
                                        ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.....       79.6%        71.4%       63.8%       55.6%          43.5%          59.4%
                                        ======       ======      ======      ======         ======       ========

   The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31:

                                                                        2012
                                    ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office..........................      $--           $--        $ --         $--          $ 74.6       $ 74.6
   Industrial......................       --            --          --          --              --           --
   Retail..........................       --            --         0.7          --              --          0.7
   Apartments......................       --            --          --          --              --           --
   Mixed use/other.................       --            --          --          --            66.4         66.4
                                         ---           ---        ----         ---          ------       ------
   Total recorded investment.......      $--           $--        $0.7         $--          $141.0       $141.7
                                         ===           ===        ====         ===          ======       ======
% of total.........................       --%           --%        0.5%         --%           99.5%       100.0%
                                         ===           ===        ====         ===          ======       ======
Weighted-average loan-to-value.....       --%           --%        9.0%         --%           71.3%        71.0%
                                         ===           ===        ====         ===          ======       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office......................      $--           $--        $  --        $--          $ 74.6       $ 74.6
   Industrial..................       --            --           --         --              --           --
   Retail......................       --            --          1.2         --              --          1.2
   Apartments..................       --            --           --         --              --           --
   Mixed use/other.............       --            --           --         --            66.4         66.4
                                     ---           ---        -----        ---          ------       ------
   Total recorded investment...      $--           $--        $ 1.2        $--          $141.0       $142.2
                                     ===           ===        =====        ===          ======       ======
% of total.....................       --%           --%         0.8%        --%           99.2%       100.0%
                                     ===           ===        =====        ===          ======       ======
Weighted-average loan-to-value.       --%           --%        15.0%        --%           81.0%        80.5%
                                     ===           ===        =====        ===          ======       ======

   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   The following tables set forth additional information regarding our restricted commercial mortgage loans related to a securitization entity as of December 31:

                                     2012                      2011
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Property type:
  Retail..................     $32.0         49.6%       $42.3         49.1%
  Industrial..............      13.2         20.4         15.1         17.5
  Office..................      11.9         18.4         20.2         23.4
  Apartments..............       4.7          7.3          5.6          6.5
  Mixed use/other.........       2.8          4.3          3.0          3.5
                               -----        -----        -----        -----
     Subtotal.............      64.6        100.0%        86.2        100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                     (0.1)
                               -----                     -----
     Total................     $64.5                     $86.1
                               =====                     =====

                                     2012                      2011
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Geographic region:
  Pacific.................     $17.6         27.2%       $23.1         26.8%
  South Atlantic..........      17.5         27.1         22.1         25.6
  Middle Atlantic.........      11.0         17.0         12.5         14.5
  East North Central......      10.2         15.8         12.2         14.2
  West North Central......       2.6          4.0          6.3          7.3
  Mountain................       2.3          3.6          5.9          6.8
  East South Central......       2.0          3.1          2.2          2.6
  West South Central......       0.9          1.4          1.3          1.5
  New England.............       0.5          0.8          0.6          0.7
                               -----        -----        -----        -----
     Subtotal.............      64.6        100.0%        86.2        100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                     (0.1)
                               -----                     -----
     Total................     $64.5                     $86.1
                               =====                     =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   As of December 31, 2012, all of our restricted commercial mortgage loans were current. As of December 31, 2011, $83.4 million were current, $1.5 million were 61 to 90 days past due and $1.3 million were past due for more than 90 days and still accruing interest.

   As of December 31, 2012 and 2011, the total recorded investment of restricted commercial mortgage loans of $64.6 million and $86.2 million, respectively, related to loans not individually impaired that were evaluated collectively for impairment. There was no provision for credit losses recorded during the year ended December 31, 2012 related to restricted commercial mortgage loans. A reduction in credit losses of $0.2 million was recorded during the year ended December 31, 2011, resulting in an ending allowance for credit losses balance of $0.1 million as of December 31, 2011. A provision for credit losses of $0.8 million was recorded during the year ended December 31, 2010, of which $0.5 million was required upon consolidation of a securitization entity as of January 1, 2010. We also recorded charge-offs of $0.5 million during 2010 related to our individually impaired restricted commercial mortgage loans, resulting in an ending allowance for credit losses balance of $0.3 million as of December 31, 2010.

   In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of December 31:

                                                             2012
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $32.0     $  --      $--       $--            $--        $ 32.0
   Industrial.................   13.2        --       --        --             --          13.2
   Office.....................   10.2       1.7       --        --             --          11.9
   Apartments.................    4.7        --       --        --             --           4.7
   Mixed use/other............    2.8        --       --        --             --           2.8
                                -----     -----      ---       ---            ---        ------
   Total recorded investment..  $62.9     $ 1.7      $--       $--            $--        $ 64.6
                                =====     =====      ===       ===            ===        ======
% of total....................   97.4%      2.6%      --%       --%            --%        100.0%
                                =====     =====      ===       ===            ===        ======
Weighted-average debt service
  coverage ratio..............   1.79      1.00       --        --             --          1.77
                                =====     =====      ===       ===            ===        ======

                                                             2011
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $40.9     $ 1.4     $  --     $   --          $--        $ 42.3
   Industrial.................   13.3       1.8        --         --           --          15.1
   Office.....................   10.6       2.4       5.9        1.3           --          20.2
   Apartments.................    5.6        --        --         --           --           5.6
   Mixed use/other............    3.0        --        --         --           --           3.0
                                -----     -----     -----     ------          ---        ------
   Total recorded investment..  $73.4     $ 5.6     $ 5.9     $  1.3          $--        $ 86.2
                                =====     =====     =====     ======          ===        ======
% of total....................   85.1%      6.5%      6.9%       1.5%          --%        100.0%
                                =====     =====     =====     ======          ===        ======
Weighted-average debt service
  coverage ratio..............   1.80      1.27      2.38      (0.13)          --          1.78
                                =====     =====     =====     ======          ===        ======

   The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31:

                                                                    2012
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.5         $ 3.4       $ 9.7       $ 7.7          $ 9.7       $ 32.0
   Industrial..................       0.5            --         1.6         8.4            2.7         13.2
   Office......................       0.3           1.7         1.4         4.9            3.6         11.9
   Apartments..................        --            --         3.1          --            1.6          4.7
   Mixed use/other.............        --            --          --          --            2.8          2.8
                                    -----         -----       -----       -----          -----       ------
   Total recorded investment...     $ 2.3         $ 5.1       $15.8       $21.0          $20.4       $ 64.6
                                    -----         -----       -----       -----          -----       ------
% of total.....................       3.6%          7.9%       24.5%       32.4%          31.6%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      22.2%         40.3%       28.9%       25.6%          23.9%        26.9%
                                    =====         =====       =====       =====          =====       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.4         $ 6.6       $14.9       $13.6          $ 5.8       $ 42.3
   Industrial..................       0.7           2.7          --        10.5            1.2         15.1
   Office......................       3.7            --          --         8.4            8.1         20.2
   Apartments..................        --            --         3.9          --            1.7          5.6
   Mixed use/other.............        --            --          --          --            3.0          3.0
                                    -----         -----       -----       -----          -----       ------
   Total recorded investment...     $ 5.8         $ 9.3       $18.8       $32.5          $19.8       $ 86.2
                                    =====         =====       =====       =====          =====       ======
% of total.....................       6.7%         10.8%       21.8%       37.7%          23.0%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      58.9%         38.2%       33.5%       32.8%          29.8%        34.6%
                                    =====         =====       =====       =====          =====       ======

   There were no floating rate restricted commercial mortgage loans as of December 31, 2012 or 2011.

   See note 15 for additional information related to our consolidated securitization entity.

   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                       2012                      2011
                                             ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                        CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                        -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.....    $  560.4       47.4%      $  478.2       37.8%
Trading securities..........................       403.8       34.2          454.6       35.9
Limited partnerships........................       122.8       10.4          122.6        9.7
Securities lending collateral...............        48.2        4.1           41.3        3.3
Derivatives.................................        27.5        2.3           66.0        5.2
Derivatives counterparty collateral.........         7.0        0.6           38.3        3.0
Short-term investments......................         5.0        0.4           58.0        4.6
Real estate owned...........................         4.8        0.4            4.0        0.3
Other investments...........................         1.8        0.2            1.7        0.1
Restricted other invested assets related to
  securitization entity/(1)/................          --         --            1.4        0.1
                                                --------      -----       --------      -----
   Total other invested assets..............    $1,181.3      100.0%      $1,266.1      100.0%
                                                ========      =====       ========      =====

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth our positions in derivative instruments as of December 31:

                                           DERIVATIVE ASSETS             DERIVATIVE LIABILITIES
                                    ------------------------------- --------------------------------
                                         BALANCE        FAIR VALUE      BALANCE         FAIR VALUE
                                          SHEET         -----------      SHEET         -------------
(AMOUNTS IN MILLIONS)                 CLASSIFICATION    2012  2011   CLASSIFICATION     2012   2011
---------------------               --------------      ----- ----- --------------     ------ ------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                      Other invested                       Other
   Interest rate swaps.............       assets        $ 6.5 $25.0     liabilities    $   -- $  0.5
                                                        ----- -----                    ------ ------
   Total fair value hedges.........                       6.5  25.0                        --    0.5
                                                        ----- -----                    ------ ------
   Total derivatives designated as
     hedges........................                       6.5  25.0                        --    0.5
                                                        ----- -----                    ------ ------
DERIVATIVES NOT DESIGNATED AS
  HEDGES
                                      Other invested                       Other
Interest rate swaps................       assets          2.1   5.5     liabilities       5.2    8.3
                                      Other invested                       Other
Credit default swaps...............       assets          0.2   0.4     liabilities        --    0.1
                                      Other invested                       Other
Equity index options...............       assets         18.2  22.6     liabilities        --     --
                                      Other invested                       Other
Financial futures..................       assets           --    --     liabilities        --     --
                                      Other invested                       Other
Equity return swaps................       assets           --   6.6     liabilities       7.8    2.8
                                      Other invested                       Other
Limited guarantee..................       assets          0.5   5.9     liabilities        --     --
                                                                       Policyholder
                                        Reinsurance                       account
Reinsurance embedded derivatives...  recoverable/(1)/    35.6  17.8      balances          --     --
                                                                       Policyholder
                                        Reinsurance                       account
GMWB embedded derivatives..........  recoverable/(2)/     8.4  13.9    balances/(3)/    307.2  433.6
                                                                       Policyholder
Fixed index annuity embedded                                              account
  derivatives......................  Other assets/(4)/     --    --    balances/(4)/     21.7     --
                                                        ----- -----                    ------ ------
   Total derivatives not
     designated as hedges..........                      65.0  72.7                     341.9  444.8
                                                        ----- -----                    ------ ------
   Total derivatives...............                     $71.5 $97.7                    $341.9 $445.3
                                                        ===== =====                    ====== ======

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/Represents the embedded derivatives associated with our fixed index annuity liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB and fixed index annuity embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                 MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
----------------------                   ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional       $  575.9      $     --   $  (282.9)      $  293.0
                                                         --------      --------   ---------       --------
   Total fair value hedges..............                    575.9            --      (282.9)         293.0
                                                         --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                    575.9            --      (282.9)         293.0
                                                         --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional          522.5         532.5      (346.2)         708.8
Credit default swaps....................  Notional           56.1            --          --           56.1
Equity index options....................  Notional          323.2       1,583.3    (1,207.8)         698.7
Financial futures.......................  Notional        2,701.8       4,868.7    (6,094.7)       1,475.8
Equity return swaps.....................  Notional          297.9         201.4      (313.3)         186.0
Limited guarantee.......................  Notional          250.0            --          --          250.0
                                                         --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                  4,151.5       7,185.9    (7,962.0)       3,375.4
                                                         --------      --------   ---------       --------
   Total derivatives....................                 $4,727.4      $7,185.9   $(8,244.9)      $3,668.4
                                                         ========      ========   =========       ========

                                                                              MATURITIES/
(NUMBER OF POLICIES)                  MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
--------------------                  ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies        41,624            --      (2,426)        39,198
Fixed index annuity embedded
  derivatives........................  Policies             2         1,610         (12)         1,600

   We did not have any derivatives with counterparties that can be terminated at the option of the derivative counterparty as of December 31, 2012.

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

currency cash flow exposure of foreign currency denominated investments;
(iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies;
(v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2012:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.2             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................         --               0.1         gains (losses)         --       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                         2012  2011   2010
---------------------                                                                        -----  ----- -----
Derivatives qualifying as effective accounting hedges as of January 1....................... $51.8  $16.8 $12.4
Current period increases (decreases) in fair value, net of deferred taxes of $2.4, $(19.1)
  and $(2.6)................................................................................  (4.4)  34.8   4.7
Reclassification to net (income) loss, net of deferred taxes of $--, $(0.1) and $0.1........  (0.2)   0.2  (0.3)
                                                                                             -----  ----- -----
Derivatives qualifying as effective accounting hedges as of December 31..................... $47.2  $51.8 $16.8
                                                                                             =====  ===== =====

   Derivatives qualifying as effective accounting hedges contained $47.2 million, $51.7 million and $16.5 million, net of taxes, for the years ended December 31, 2012, 2011 and 2010, respectively, from our investment in GLICNY. The $47.2 million, net of taxes, recorded in stockholder's equity as of December 31, 2012 is expected to be reclassified to future net income (loss) through our equity in income of unconsolidated subsidiary and $0.1 million is expected to be reclassified to future income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments. No amounts were reclassified to net income (loss) during the years ended December 31, 2012, 2011 and 2010 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2012:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
           -              ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  0.5      gains (losses)        $(2.2)         income            $(0.5)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (17.4)     gains (losses)         20.8     Interest credited       17.0      gains (losses)
                             ------                            -----                            -----
   Total.................    $(16.9)                           $18.6                            $16.5
                             ======                            =====                            =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                          ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  1.5      gains (losses)        $(4.8)         income            $(1.4)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (39.2)     gains (losses)         45.7     Interest credited       39.1      gains (losses)
                             ------                            -----                            -----
   Total.................    $(37.7)                           $40.9                            $37.7
                             ======                            =====                            =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                          ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)  CLASSIFICATION OF                 CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN  GAIN (LOSSES)     OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME   RECOGNIZED IN NET     TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)      INCOME (LOSS)     INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  2.8      gains (losses)        $(5.6)         income            $(2.5)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (37.6)     gains (losses)         (0.1)    Interest credited       37.3      gains (losses)
                             ------                            -----                            -----
   Total.................    $(34.8)                           $(5.7)                           $34.8
                             ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                     CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                        2012     2011    2010            IN NET INCOME (LOSS)
---------------------                      -------  -------  ------  ----------------------------------------
Interest rate swaps....................... $  14.6  $   3.3  $145.7       Net investment gains (losses)
Credit default swaps......................     0.6      0.2     1.0       Net investment gains (losses)
Equity index options......................   (42.4)     0.8   (69.2)      Net investment gains (losses)
Financial futures.........................  (111.1)   150.3   (99.0)      Net investment gains (losses)
Equity return swaps.......................   (34.4)     2.1   (11.2)      Net investment gains (losses)
Limited guarantee.........................    (5.4)   (17.2)   (6.9)      Net investment gains (losses)
Reinsurance embedded derivative...........   (17.8)   (10.5)  (20.1)      Net investment gains (losses)
GMWB embedded derivatives.................   150.5   (277.1)   77.8       Net investment gains (losses)
Fixed index annuity embedded derivatives..    (0.1)      --      --       Net investment gains (losses)
                                           -------  -------  ------
   Total derivatives not designated as
     hedges............................... $ (45.5) $(148.1) $ 18.1
                                           =======  =======  ======

   Derivative Counterparty Credit Risk

   As of December 31, 2012 and 2011, net fair value assets by counterparty totaled $16.0 million and $49.9 million, respectively. As of December 31, 2012 and 2011, net fair value liabilities by counterparty totaled $2.0 million and $1.5 million, respectively. As of December 31, 2012, we retained collateral of $7.0 million related to these agreements, with no over collateralization from certain counterparties. As of December 31, 2011, we retained collateral of $38.3 million related to these agreements, including over collateralization of $5.4 million from certain counterparties. As of December 31, 2012, we posted $1.9 million of collateral to derivative counterparties, including over collateralization of $0.6 million. As of December 31, 2011, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2012 and 2011, we could have been allowed to claim up to $9.0 million and $17.0 million, respectively, from counterparties and required to disburse up to $0.7 million and $1.5 million, respectively. This represented the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                            2012                        2011
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AA
   Matures in less than one year................  $ 6.0    $ --      $--      $  --    $ --     $ --
   Matures after one year through five years....     --      --       --        6.0      --       --
   Matures after five years through ten years...    5.0      --       --        5.0      --       --
A
   Matures in less than one year................   16.5      --       --         --      --       --
   Matures after one year through five years....     --      --       --       16.5     0.1      0.1
BBB
   Matures in less than one year................   23.6     0.1       --         --      --       --
   Matures after one year through five years....     --      --       --       23.6     0.3       --
   Matures after five years through ten years...    5.0     0.1       --        5.0      --       --
                                                  -----    ----      ---      -----    ----     ----
   Total credit default swaps on single name
     reference entities.........................  $56.1    $0.2      $--      $56.1    $0.4     $0.1
                                                  =====    ====      ===      =====    ====     ====

(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                 2012      2011      2010
---------------------                                               --------  --------  --------
Unamortized balance as of January 1................................ $2,713.3  $2,518.7  $2,440.0
   Costs deferred..................................................    347.9     295.7     216.3
   Amortization, net of interest accretion.........................   (293.3)   (113.7)   (137.6)
   Reinsurance transactions/(1)/...................................       --      12.6        --
                                                                    --------  --------  --------
Unamortized balance as of December 31..............................  2,767.9   2,713.3   2,518.7
   Accumulated effect of net unrealized investment (gains) losses..   (143.4)   (109.2)    (26.5)
                                                                    --------  --------  --------
Balance as of December 31.......................................... $2,624.5  $2,604.1  $2,492.2
                                                                    ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   As part of a life block transaction in 2012, we wrote off $141.8 million of DAC associated with certain term life insurance policies under a new reinsurance treaty. The write-off was included in amortization, net of interest accretion.

   We regularly review DAC to determine if it is recoverable from future income. As part of a life block transaction in 2012, we recorded $39.4 million of additional DAC amortization to reflect loss recognition on certain term life insurance policies under a reinsurance treaty. As of December 31, 2012 and 2011, we believe all of our other businesses have sufficient future income and therefore the related DAC is recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                            2012                     2011
                                                   ----------------------   ----------------------
                                                     GROSS                    GROSS
                                                    CARRYING   ACCUMULATED   CARRYING   ACCUMULATED
(AMOUNTS IN MILLIONS)                              AMOUNT/(1)/ AMORTIZATION AMOUNT/(1)/ AMORTIZATION
---------------------                              ----------  ------------ ----------  ------------
PVFP..............................................   $547.5      $(434.4)     $571.4      $(408.4)
Capitalized software..............................    194.2       (147.0)      174.3       (130.7)
Deferred sales inducements to contractholders.....     47.3        (24.8)       43.1        (21.6)
Other.............................................      2.5         (2.5)        2.5         (2.5)
                                                     ------      -------      ------      -------
   Total..........................................   $791.5      $(608.7)     $791.3      $(563.2)
                                                     ======      =======      ======      =======

--------
/(1)/Includes $143.6 million and $119.7 million, respectively, of accumulated net unrealized investment gains as of December 31, 2012 and 2011.

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2012, 2011 and 2010 was $42.3 million, $70.1 million and $51.1 million, respectively. Amortization expense related to deferred sales inducements of $3.2 million, $4.7 million and $2.9 million, respectively, for the years ended December 31, 2012, 2011 and 2010 was included in benefits and other changes in policy reserves.

   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2012     2011    2010
---------------------                                              -------  -------  ------
Unamortized balance as of January 1............................... $ 282.7  $ 337.8  $375.1
   Amortization...................................................   (41.2)   (72.6)  (57.8)
   Interest accreted at 5.64%, 5.64% and 5.75%....................    15.2     17.5    20.5
                                                                   -------  -------  ------
Unamortized balance as of December 31.............................   256.7    282.7   337.8
   Accumulated effect of net unrealized investment (gains) losses.  (143.6)  (119.7)  (38.0)
                                                                   -------  -------  ------
Balance as of December 31......................................... $ 113.1  $ 163.0  $299.8
                                                                   =======  =======  ======

   The percentage of the December 31, 2012 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

            2013.............................................. 2.1%
            2014.............................................. 3.0%
            2015.............................................. 6.4%
            2016.............................................. 8.7%
            2017.............................................. 6.8%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   Our goodwill balance for our U.S. Life Insurance segment was $303.9 million and $450.9 million as of December 31, 2012 and 2011, respectively.

   During 2012, as part of our annual goodwill impairment analysis, we determined the fair value of our life insurance reporting unit was below its carrying value as a result of the recent decline in interest rates that caused a significant increase in the fair value of our available-for-sale securities. Accordingly, we determined the implied goodwill that is used to calculate the amount of any goodwill impairment. The amount of implied goodwill is primarily based upon the value associated with our new business projections. The significant assumptions in determining the value of new business include the number of years of production, policyholder behavior, sales and product mix, sales levels, and affiliate reinsurance and sales production assumptions. The amount of implied goodwill was less than the amount of goodwill and resulted in a goodwill impairment of $147.0 million during 2012. Adverse changes in the significant assumptions used in determining the value of new business could result in future impairments of goodwill.

   There were no goodwill impairment charges recorded in 2011 or 2010.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer, and our affiliates, Brookfield Life and Annuity Insurance Company Ltd ("BLAIC") and Brookfield Life Assurance Company Limited ("BLAC").

   As of December 31, 2012, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2012 and 2011, we had $2,304.4 million and $2,399.8 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $6,669.1 million and $6,832.4 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have term and universal life insurance policies ceded to BLAIC. As of December 31, 2012 and 2011, total life insurance in-force ceded to BLAIC was $53,972.2 million and $57,014.8 million, respectively. In 2011, BLAC novated all of the life insurance policies assumed from us to BLAIC.

   We have term and universal life insurance policies assumed from GLIC. In 2011, we assumed an additional in-force block of universal life insurance policies from GLIC, which resulted in the addition of $35.5 million of DAC. As of December 31, 2012 and 2011, we had reserves of $1,063.9 million and $801.4 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $361.9 million and $364.8 million, respectively, associated with the reinsurance agreement with GLIC.

   On January 24, 2012, we ceded term life insurance policies as part of a life block transaction to a third-party reinsurer that were previously reinsured to River Lake III, our wholly-owned subsidiary. In connection with the reinsurance transaction, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. The reinsurance transaction resulted in an after-tax loss of $93.1 million and as of December 31, 2012, we had a reinsurance recoverable of $228.1 million associated with the third-party reinsurance agreement.

   In 2011, Genworth completed the sale of its Medicare supplement insurance business. The transaction included the reinsurance of our Medicare supplement insurance which reduced DAC by $22.9 million. We received a net ceding commission of $12.1 million and recorded a gain of $8.8 million. A reinsurance recoverable of $17.0 million and $18.6 million was recorded as of December 31, 2012 and 2011, respectively, related to the reinsurance transaction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $941.6 million and $43.9 million, respectively, as of December 31, 2012 and $818.2 million and $52.9 million, respectively, as of December 31, 2011 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)                        2012         2011         2010
---------------------                    -----------  -----------  -----------
Direct life insurance in-force.......... $ 563,561.9  $ 563,508.8  $ 554,329.6
Amounts assumed from other companies....   140,612.6    129,722.9    113,037.6
Amounts ceded to other companies/(1)/...  (375,720.3)  (285,945.5)  (272,580.2)
                                         -----------  -----------  -----------
Net life insurance in-force............. $ 328,454.2  $ 407,286.2  $ 394,787.0
                                         ===========  ===========  ===========
Percentage of amount assumed to net.....        42.8%        31.9%        28.6%
                                         ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               WRITTEN                       EARNED
                                     ---------------------------  ---------------------------
(AMOUNTS IN MILLIONS)                  2012     2011      2010      2012     2011      2010
---------------------                -------  --------  --------  -------  --------  --------
Direct.............................. $ 971.8  $1,005.7  $1,086.0  $ 973.1  $1,009.0  $1,087.6
Assumed.............................   148.5     156.1     165.4    148.5     156.1     165.4
Ceded...............................  (647.7)   (324.8)   (340.8)  (648.8)   (327.3)   (341.3)
                                     -------  --------  --------  -------  --------  --------
Net premiums........................ $ 472.6  $  837.0  $  910.6  $ 472.8  $  837.8  $  911.7
                                     =======  ========  ========  =======  ========  ========
Percentage of amount assumed to net.                                 31.4%     18.6%     18.1%
                                                                  =======  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,419.0 million, $1,045.8 million and $1,002.8 million during 2012, 2011 and 2010, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                   MORTALITY/
                                                   MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                              ASSUMPTION    ASSUMPTION     2012     2011
---------------------                              ----------   ------------- -------- --------
Structured settlements with life contingencies....        /(1)/  1.5% - 8.0%  $5,193.9 $5,268.6
Traditional life insurance contracts..............        /(2)/  2.5% - 7.5%   2,694.6  2,667.7
Annuity contracts with life contingencies.........        /(1)/  1.5% - 8.0%   1,851.7  1,864.1
Accident and health insurance contracts...........        /(3)/  4.5% - 7.0%      73.3     77.0
Supplementary contracts with life contingencies...        /(1)/  1.5% - 8.0%      47.1     46.1
                                                                              -------- --------
   Total future policy benefits...................                            $9,860.6 $9,923.5
                                                                              ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

  (AMOUNTS IN MILLIONS)                                     2012      2011
  ---------------------                                   --------- ---------
  Annuity contracts...................................... $ 2,512.1 $ 2,490.9
  Structured settlements without life contingencies......   1,140.5   1,215.8
  FABNs, funding agreements and GICs.....................     703.4   1,018.5
  Supplementary contracts without life contingencies.....     399.6     369.6
  Variable universal life insurance contracts............      19.5      20.4
                                                          --------- ---------
     Total investment contracts..........................   4,775.1   5,115.2
  Universal life insurance contracts.....................   5,701.9   5,251.8
                                                          --------- ---------
     Total policyholder account balances................. $10,477.0 $10,367.0
                                                          ========= =========

   We are a member of the Federal Home Loan Bank of Atlanta (the "FHLB") and held $35.1 million and $36.7 million of common stock related to our membership as of December 31, 2012 and 2011, respectively, which was included in equity securities. We issued funding agreements to the FHLB and have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

maintenance level. Upon any event of default by us, the FHLB recovery on the collateral is limited to the amount of our funding agreement liabilities to the FHLB. The amount of funding agreements issued to the FHLB was $202.9 and $140.0 million as of December 31, 2012 and 2011 respectively, which was included in policyholder account balances. We had letters of credit related to the FHLB of $482.5 and $462.4 million as of December 31, 2012 and 2011, respectively. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $752.8 million and $654.8 million as of December 31, 2012 and 2011, respectively.

   Certain Nontraditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2012     2011
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,801.0 $2,562.3
   Net amount at risk...................................................... $   15.8 $   61.0
   Average attained age of contractholders.................................       71       70
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,410.1 $3,528.2
   Net amount at risk...................................................... $  208.6 $  392.8
   Average attained age of contractholders.................................       71       70
Account values with living benefit guarantees:
   GMWBs................................................................... $3,498.6 $3,557.0
   Guaranteed annuitization benefits....................................... $1,423.7 $1,411.9

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2012 and 2011, our total liability associated with variable annuity contracts with minimum guarantees was approximately $6,928.0 million and $7,126.9 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $33.9 million and $28.9 million as of December 31, 2012 and 2011, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2012 and 2011, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $794.1 million and $910.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

        (AMOUNTS IN MILLIONS)                           2012     2011
        ---------------------                         -------- --------
        Balanced funds............................... $3,871.9 $3,813.0
        Equity funds.................................  1,294.4  1,418.1
        Bond funds...................................    930.9    971.4
        Money market funds...........................    154.0    122.9
        Other........................................      6.3     50.4
                                                      -------- --------
           Total..................................... $6,257.5 $6,375.8
                                                      ======== ========

(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2012     2011     2010
       ---------------------                   -------  -------  -------
       Beginning as of January 1.............. $ 312.7  $ 310.3  $ 294.9
       Less reinsurance recoverables..........  (125.0)  (126.5)  (124.8)
                                               -------  -------  -------
          Net balance as of January 1.........   187.7    183.8    170.1
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   728.6    729.2    720.7
          Prior years.........................    24.1     11.4     13.7
                                               -------  -------  -------
              Total incurred..................   752.7    740.6    734.4
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (685.9)  (621.6)  (599.1)
          Prior years.........................  (131.2)  (115.1)  (121.6)
                                               -------  -------  -------
              Total paid......................  (817.1)  (736.7)  (720.7)
                                               -------  -------  -------
          Net balance as of December 31.......   123.3    187.7    183.8
       Add reinsurance recoverables...........   109.8    125.0    126.5
                                               -------  -------  -------
       Balance as of December 31.............. $ 233.1  $ 312.7  $ 310.3
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2012, the decrease in the ending liability for policy and contract claims was primarily attributable to our life insurance products from lower claim frequency and severity in 2012 compared to 2011.

   During 2012, we strengthened reserves by $24.1 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   In 2012, we strengthened prior year reserves related to our life insurance products by $17.7 million from $238.5 million as of December 31, 2011. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   During 2011, we strengthened reserves by $11.4 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we strengthened prior year reserves related to our life insurance products by $11.2 million from $230.1 million as of December 31, 2010. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   During 2010, we strengthened reserves by $13.7 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2010, we strengthened prior year reserves related to our life insurance products by $15.2 million from $230.2 million as of December 31, 2009. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining favorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

        (AMOUNTS IN MILLIONS)
        ---------------------
        ISSUANCE                                        2012     2011
        --------                                      -------- --------
        River Lake I, due 2033/(1)/.................. $  600.0 $  600.0
        River Lake I, due 2033/(2)/..................    489.2    500.0
        River Lake II, due 2035/(1)/.................    300.0    300.0
        River Lake II, due 2035/(2)/.................    550.0    550.0
        River Lake III, due 2036/(1)/................       --    500.0
        River Lake III, due 2036/(2)/................       --    250.0
        River Lake IV, due 2028/(2)/.................       --    516.0
        Rivermont I, due 2050/(1)/...................    315.0    315.0
                                                      -------- --------
           Total..................................... $2,254.2 $3,531.0
                                                      ======== ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), we may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2012, River Lake I, repaid $10.8 million of its total outstanding floating rate subordinated notes due in 2033.

   On March 26, 2012, River Lake IV repaid $6.0 million of its total outstanding $16.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. In December 2012, River Lake IV repaid its remaining outstanding non-recourse funding obligations of $510.0 million of which $275.6 million was paid to GLIC, an affiliate. Upon final redemption of the outstanding non-recourse notes, GLIC contributed the after-tax gain recognized of $25.0 million to us as a capital contribution.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   On December 9, 2011, GLIC commenced a tender offer to purchase all of the outstanding non-recourse funding obligations issued by River Lake III. The tender offer was deemed successful on January 20, 2012. In February and March 2012, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. Upon final redemption of the outstanding non-recourse notes, GLIC contributed the after-tax gain recognized of $64.8 million to us as a capital contribution.

   On March 25, 2011, River Lake IV repaid $6.0 million of its total outstanding $22.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2012 and 2011 were 1.6% and 1.4%, respectively.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2012     2011    2010
    ---------------------                          -------  -------  ------
    Current federal income taxes.................. $(344.7) $(198.1) $ (3.7)
    Deferred federal income taxes.................   287.6    202.8   (41.8)
                                                   -------  -------  ------
       Total federal income taxes.................   (57.1)     4.7   (45.5)
                                                   -------  -------  ------
    Current state income taxes....................     0.5     (0.5)    0.2
    Deferred state income taxes...................    (2.8)     0.4    (1.8)
                                                   -------  -------  ------
       Total state income taxes...................    (2.3)    (0.1)   (1.6)
                                                   -------  -------  ------
       Total provision (benefit) for income taxes. $ (59.4) $   4.6  $(47.1)
                                                   =======  =======  ======

   As of December 31, 2012 and 2011, the current federal income tax payable was $29.2 million and $21.4 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax receivable was $2.4 million and $2.9 million, respectively, as of December 31, 2012 and 2011 and was included in other assets in the consolidated balance sheets.

   In 2012, we recorded $37.0 million in additional paid-in capital as a deemed capital contribution related to the reduction of liabilities for tax contingency reserves by our indirect parent, GNA. Of this amount, $53.0 million related to a tax contingency that was the result of a net operating loss carryback disallowance, partially offset by $16.0 million of interest receivable related to tax contingencies, the benefit for which was retained by GNA. The capital contribution was offset by a $0.4 million increase in tax expense resulting in a net impact to stockholder's equity of $36.6 million. In 2011 and 2010, we recorded $5.1 million and $4.5 million, respectively, in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividends were offset by a decrease in tax expense resulting in no net impact to total stockholder's equity in 2011 and 2010.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                             2012            2011            2010
---------------------                                        --------------  -------------  --------------
Pre-tax income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................. $(236.4)        $ 58.7         $  6.3
                                                             =======         ======         ======
Statutory U.S. federal income tax rate...................... $ (82.7)  35.0% $ 20.5   35.0% $  2.2    35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect.......    (1.5)   0.7    (0.2)  (0.3)   (2.0)  (32.3)
   Tax benefits related to separation from our former
     parent.................................................   (11.4)   4.8      --     --   (29.9) (475.0)
   Benefit on tax favored investments.......................   (12.6)   5.3   (15.8) (26.8)  (13.8) (218.8)
   Interest on uncertain tax positions......................    (1.6)   0.7      --     --    (2.1)  (33.3)
   Non-deductible goodwill..................................    51.4  (21.8)     --     --      --      --
   Other, net...............................................    (1.0)   0.4     0.1   (0.1)   (1.5)  (23.2)
                                                             -------  -----  ------  -----  ------  ------
Effective rate.............................................. $ (59.4)  25.1% $  4.6    7.8% $(47.1) (747.6)%
                                                             =======  =====  ======  =====  ======  ======

   In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $29.9 million of previously uncertain tax benefits related to the separation. Additionally, we recorded $29.7 million as a reduction to retained earnings and $14.0 million as additional paid-in capital related to the 2004 separation.

   The components of the net deferred income tax liability were as follows as of December 31:

      (AMOUNTS IN MILLIONS)                                2012     2011
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  105.3 $  219.6
         Accrued expenses...............................     24.3     25.5
         Net operating loss carryforwards...............    226.2    566.1
         Other..........................................     62.8     68.7
                                                         -------- --------
             Total deferred income tax assets...........    418.6    879.9
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    645.9    823.5
         Net unrealized gains on investment securities..    208.4     59.6
         PVFP...........................................     87.7     97.1
         DAC............................................    748.3    725.1
                                                         -------- --------
             Total deferred income tax liabilities......  1,690.3  1,705.3
                                                         -------- --------
             Net deferred income tax liability.......... $1,271.7 $  825.4
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Net operating loss carryforwards amounted to $646.3 million as of December 31, 2012, and if unused, will expire beginning in 2022.

   In 2012, we adjusted our deferred tax liability by $8.7 million which was offset by a decrease to additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO. GLICNY also adjusted their additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO which increased our investment in GLICNY and additional paid-in capital by $4.1 million.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

     (AMOUNTS IN MILLIONS)                          2012    2011    2010
     ---------------------                         ------  ------  ------
     Balance as of January 1...................... $112.5  $106.5  $107.9
     Tax positions related to the current period:
        Gross additions...........................    0.3     9.0     7.6
     Tax positions related to the prior years:
        Gross additions...........................     --     4.6    27.4
        Gross reductions..........................  (49.0)   (7.6)  (36.4)
     Settlements..................................  (53.8)     --      --
                                                   ------  ------  ------
     Balance as of December 31.................... $ 10.0  $112.5  $106.5
                                                   ======  ======  ======

   The total amount of unrecognized tax benefits was $10.0 million as of December 31, 2012, of which $1.7 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the year ended
December 31, 2012, we recognized a benefit of $2.4 million in interest and penalties. During the year ended December 31, 2011, we did not incur any interest or penalties. During the year ended 2010, we recorded benefits of approximately $3.2 million related to interest and penalties. We had no interest and penalties accrued as of December 31, 2012. We had approximately $2.4 million of interest and penalties accrued as of December 31, 2011.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years through 2006. Any exposure with respect to these pre-2006 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The IRS has recently submitted a Revenue Agent Report ("RAR") with respect to the completion of its review of our U.S. income tax returns for the 2007 and 2008 tax years. The RAR includes disagreed issues which have been protested; based on certain developments with the IRS's Large Business & International division, we understand that the IRS examination team is in the process of conceding such disagreed issues and a revised RAR is forthcoming. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. The IRS completed its examination of these GE consolidated returns in 2010 and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE were settled and finalized during the year ended December 31, 2012.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We believe it is reasonably possible that in 2013, as a result of our open audits and appeals, up to $0.4 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received for taxes was $405.3 million, $82.5 million and $58.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $96.4 million, $94.7 million and $93.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

   For a discussion of capital contributions paid to us and deemed capital contributions received, see notes 10 and 11, respectively.

   The following table details our non-cash transactions for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                   2012  2011 2010
---------------------                                                  -----  ---- ----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $(0.4) $5.1 $4.5
                                                                       -----  ---- ----
   Total non-cash transactions........................................ $(0.4) $5.1 $4.5
                                                                       =====  ==== ====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $157.7 million, $186.4 million and $223.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $43.5 million, $53.1 million and $60.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $15.3 million, $17.7 million and $16.3 million to Genworth in 2012, 2011 and 2010, respectively, for investment-related services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2012, 2011 and 2010, we incurred no interest expense under this agreement. For the years ended December 31, 2012, 2011 and 2010, we paid interest at the cost of funds to GNA, which was 0.3% for each year. GNA owed us $1.0 million and $0.4 million as of December 31, 2012 and 2011, respectively, which was included in other assets in the consolidated balance sheets. As of December 31, 2012, 2011 and 2010, there were no borrowings under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2012 and 2010, we recorded $7.3 million and $1.6 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the year ended December 31, 2011, we recorded $9.4 million in retained earnings related to losses from the sale of securities to affiliates.

   Newco is a real estate company which owns several buildings and land in Virginia. Newco was previously a direct wholly-owned subsidiary of GNA, an affiliate. In August 2012, we purchased Newco from GNA for $27.9 million in cash. The transfer was recorded at book value with a loss $13.5 million recorded in retained earnings as a deemed dividend. At the same time, GLAIC contributed a building with an estimated book value of $4.7 million to Newco. In 2012, Newco leased buildings to affiliates and we recognized $1.5 million in rental income related to these lease arrangements.

   For the year ended December 31, 2011, we recorded $17.6 million in additional paid-in-capital from a reinsurance gain related to the policies assumed from GLIC.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Borrowings related to securitization entities. Based on market quotes or comparable market transactions. These borrowings are not publicly traded and are classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                               2012
                         -                            ------------------------------------------------------
                                                                                      FAIR VALUE
                         -                             NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                                   AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                 --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans.........................  $    /(1)/ $1,639.1 $1,763.1   $--   $   --  $1,763.1
   Restricted commercial mortgage loans/(2)/.........       /(1)/     64.5     74.6    --       --      74.6
   Other invested assets.............................       /(1)/     37.9     41.8    --      5.0      36.8
Liabilities:
   Non-recourse funding obligations/(3)/.............       /(1)/  2,254.2  1,593.3    --       --   1,593.3
   Borrowings related to securitization entity/(2)/..       /(1)/     64.6     64.6    --       --      64.6
   Investment contracts..............................       /(1)/  4,775.1  5,348.0    --    484.2   4,863.8
Other firm commitments:
   Commitments to fund limited partnerships..........   21.3            --       --    --       --        --

                                                                                 2011
                          -                             ------------------------------------------------------
                                                                                        FAIR VALUE
                          -                              NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                                     AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans...........................  $    /(1)/ $1,836.5 $1,940.0   $--   $   --  $1,940.0
   Restricted commercial mortgage loans/(2)/...........       /(1)/     86.1     98.3    --       --      98.3
   Other invested assets...............................       /(1)/     93.9     94.7    --     58.0      36.7
Liabilities:
   Non-recourse funding obligations/(3)/...............       /(1)/  3,531.0  2,353.0    --       --   2,353.0
   Borrowings related to securitization entity/(2)/....       /(1)/     88.0     88.0    --       --      88.0
   Investment contracts................................       /(1)/  5,115.2  5,526.9    --    832.0   4,694.9
Other firm commitments:
   Commitments to fund limited partnerships............   27.7            --       --    --       --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 15 for additional information related to our consolidated securitization entity.
/(3)/See note 10 for additional information related to borrowings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services ("pricing services") as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized and whether external ratings are available for our private placement to determine whether the spreads utilized would be considered observable inputs. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                                                      2012
                                                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,215.6   $--   $ 1,215.6 $     --
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,215.6    --     1,215.6       --
                                                                      ---------   ---   --------- --------
Tax-exempt:
   Pricing services..................................................       1.7    --         1.7       --
                                                                      ---------   ---   --------- --------
       Total tax-exempt..............................................       1.7    --         1.7       --
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     198.1    --       198.1       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     198.1    --       198.1       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,097.2    --     5,097.2       --
   Broker quotes.....................................................      62.7    --          --     62.7
   Internal models...................................................     943.5    --       150.7    792.8
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,103.4    --     5,247.9    855.5
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,625.6    --     1,625.6       --
   Broker quotes.....................................................       4.5    --          --      4.5
   Internal models...................................................     596.1    --        32.9    563.2
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   2,226.2    --     1,658.5    567.7
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,868.4    --     1,868.4       --
   Broker quotes.....................................................       6.4    --          --      6.4
   Internal models...................................................       0.9    --          --      0.9
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,875.7    --     1,868.4      7.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     903.0    --       903.0       --
   Broker quotes.....................................................      10.5    --          --     10.5
   Internal models...................................................       1.5    --          --      1.5
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     915.0    --       903.0     12.0
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................     864.6    --       864.6       --
   Broker quotes.....................................................     225.1    --          --    225.1
   Internal models...................................................       1.0    --         1.0       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,090.7    --       865.6    225.1
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,626.4   $--   $11,958.8 $1,667.6
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                      2011
                               -                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,195.5   $--   $ 1,195.5 $     --
   Internal models...................................................       1.1    --          --      1.1
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,196.6    --     1,195.5      1.1
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,548.4    --     5,548.4       --
   Broker quotes.....................................................     103.2    --          --    103.2
   Internal models...................................................     933.0    --       204.8    728.2
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,584.6    --     5,753.2    831.4
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,363.5    --     1,363.5       --
   Broker quotes.....................................................       1.4    --          --      1.4
   Internal models...................................................     528.4    --       170.3    358.1
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   1,893.3    --     1,533.8    359.5
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,836.0    --     1,836.0       --
   Broker quotes.....................................................      10.1    --          --     10.1
   Internal models...................................................       1.2    --          --      1.2
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,847.3    --     1,836.0     11.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     755.9    --       755.9       --
   Broker quotes.....................................................      10.4    --          --     10.4
   Internal models...................................................       5.2    --          --      5.2
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     771.5    --       755.9     15.6
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................   1,286.3    --     1,286.3       --
   Broker quotes.....................................................     118.5    --          --    118.5
   Internal models...................................................       2.9    --         2.9       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,407.7    --     1,289.2    118.5
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,843.4   $--   $12,506.0 $1,337.4
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables summarize the primary sources of data considered when determining fair value of equity securities as of December 31:

                                                     2012
                                         -----------------------------
          (AMOUNTS IN MILLIONS)          TOTAL LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------          ----- ------- ------- -------
          Pricing services.............. $25.5  $24.5   $1.0    $  --
          Broker quotes.................   3.5     --     --      3.5
          Internal models...............  35.1     --     --     35.1
                                         -----  -----   ----    -----
             Total equity securities.... $64.1  $24.5   $1.0    $38.6
                                         =====  =====   ====    =====

                                                     2011
                                         -----------------------------
          (AMOUNTS IN MILLIONS)          TOTAL LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------          ----- ------- ------- -------
          Pricing services.............. $19.3  $18.3   $1.0    $  --
          Broker quotes.................   3.1     --     --      3.1
          Internal models...............  36.7     --     --     36.7
                                         -----  -----   ----    -----
             Total equity securities.... $59.1  $18.3   $1.0    $39.8
                                         =====  =====   ====    =====

   The following tables summarize the primary sources of data considered when determining fair value of trading securities as of December 31:

                                                     2012
                                        ------------------------------
         (AMOUNTS IN MILLIONS)          TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
         ---------------------          ------ ------- ------- -------
         Pricing services.............. $390.4   $--   $390.4   $  --
         Broker quotes.................   13.4    --       --    13.4
                                        ------   ---   ------   -----
            Total trading securities... $403.8   $--   $390.4   $13.4
                                        ======   ===   ======   =====

                                                     2011
                                        ------------------------------
         (AMOUNTS IN MILLIONS)          TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
         ---------------------          ------ ------- ------- -------
         Pricing services.............. $422.2   $--   $422.2   $  --
         Broker quotes.................   32.4    --       --    32.4
                                        ------   ---   ------   -----
            Total trading securities... $454.6   $--   $422.2   $32.4
                                        ======   ===   ======   =====

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3. As credit spreads widen for the underlying issuers comprising the index, the change in our valuation of these credit default swaps will be unfavorable.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2012 and 2011, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $77.8 million and $95.0 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

   Fixed index annuity embedded derivatives

   We offer fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate nonperformance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                             2012
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,215.6 $     -- $ 1,215.6 $     --
          Tax-exempt........................................       1.7       --       1.7       --
          Government--non-U.S...............................     198.1       --     198.1       --
          U.S. corporate....................................   6,103.4       --   5,247.9    855.5
          Corporate--non-U.S................................   2,226.2       --   1,658.5    567.7
          Residential mortgage-backed.......................   1,875.7       --   1,868.4      7.3
          Commercial mortgage-backed........................     915.0       --     903.0     12.0
          Other asset-backed................................   1,090.7       --     865.6    225.1
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,626.4       --  11,958.8  1,667.6
                                                             --------- -------- --------- --------
       Equity securities....................................      64.1     24.5       1.0     38.6
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     403.8       --     390.4     13.4
          Derivative assets:
              Interest rate swaps...........................       8.6       --       7.0      1.6
              Credit default swaps..........................       0.2       --       0.2       --
              Equity index options..........................      18.2       --        --     18.2
              Limited guarantee.............................       0.5       --        --      0.5
                                                             --------- -------- --------- --------
              Total derivative assets.......................      27.5       --       7.2     20.3
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      48.2       --      48.2       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     479.5       --     445.8     33.7
                                                             --------- -------- --------- --------
   Other assets/(1)/........................................      35.6       --      35.6       --
   Reinsurance recoverable/(2)/.............................       8.4       --        --      8.4
   Separate account assets..................................   9,060.4  9,060.4        --       --
                                                             --------- -------- --------- --------
              Total assets.................................. $23,274.4 $9,084.9 $12,441.2 $1,748.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(3)/....................... $   307.2 $     -- $      -- $  307.2
       Fixed index annuity embedded derivatives.............      21.7       --        --     21.7
                                                             --------- -------- --------- --------
       Total policyholder account balances..................     328.9       --        --    328.9
                                                             --------- -------- --------- --------
   Derivative liabilities:
       Interest rate swaps..................................       5.2       --       5.2       --
       Equity return swaps..................................       7.8       --       7.8       --
                                                             --------- -------- --------- --------
       Total derivative liabilities.........................      13.0       --      13.0       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   341.9 $     -- $    13.0 $  328.9
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                             2011
                         -                                   -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,196.6 $     -- $ 1,195.5 $    1.1
          Government--non-U.S...............................     142.4       --     142.4       --
          U.S. corporate....................................   6,584.6       --   5,753.2    831.4
          Corporate--non-U.S................................   1,893.3       --   1,533.8    359.5
          Residential mortgage-backed.......................   1,847.3       --   1,836.0     11.3
          Commercial mortgage-backed........................     771.5       --     755.9     15.6
          Other asset-backed................................   1,407.7       --   1,289.2    118.5
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,843.4       --  12,506.0  1,337.4
                                                             --------- -------- --------- --------
       Equity securities....................................      59.1     18.3       1.0     39.8
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     454.6       --     422.2     32.4
          Derivative assets:
              Interest rate swaps...........................      30.5       --      25.2      5.3
              Credit default swaps..........................       0.4       --       0.4       --
              Equity index options..........................      22.6       --        --     22.6
              Equity return swaps...........................       6.6       --       6.6       --
              Limited guarantee.............................       5.9       --        --      5.9
                                                             --------- -------- --------- --------
              Total derivative assets.......................      66.0       --      32.2     33.8
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      41.3       --      41.3       --
          Derivatives counterparty collateral...............       9.9       --       9.9       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     571.8       --     505.6     66.2
                                                             --------- -------- --------- --------
       Other assets/(1)/....................................      17.8       --      17.8       --
       Reinsurance recoverable/(2)/.........................      13.9       --        --     13.9
       Separate account assets..............................   9,231.7  9,231.7        --       --
                                                             --------- -------- --------- --------
          Total assets...................................... $23,737.7 $9,250.0 $13,030.4 $1,457.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances/(3)/....................... $   433.6 $     -- $      -- $  433.6
   Derivative liabilities:
       Interest rate swaps..................................       8.8       --       8.8       --
       Credit default swaps.................................       0.1       --       0.1       --
       Equity return swaps..................................       2.8       --       2.8       --
       Total derivative liabilities.........................      11.7       --      11.7       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   445.3 $     -- $    11.7 $  433.6
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   --------------------
                                  AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)              2012      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......  $    1.1    $   --     $  --    $   --   $   --    $ --      $    --    $   --  $  (1.1)
   U.S. corporate/(1)/.........     831.4       2.9      27.5      56.5    (19.3)     --        (48.1)    160.6   (156.0)
   Corporate--non-U.S./(1)/....     359.5       1.8      27.2      74.7       --      --        (27.5)    132.0       --
   Residential mortgage-
    backed.....................      11.3      (6.3)      8.6        --       --      --         (6.4)      0.1       --
   Commercial mortgage-
    backed.....................      15.6      (1.3)      1.8        --       --      --         (0.1)       --     (4.0)
   Other asset-backed..........     118.5       0.4      13.2     136.6    (11.8)     --        (36.3)      4.5       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total fixed maturity
    securities.................   1,337.4      (2.5)     78.3     267.8    (31.1)     --       (118.4)    297.2   (161.1)
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Equity securities..............      39.8        --       0.3       3.8     (5.3)     --           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Other invested assets:
   Trading securities..........      32.4       1.9        --        --     (2.9)     --         (3.3)       --    (14.7)
   Derivative assets:
      Interest rate swaps......       5.3       0.7        --        --       --      --         (4.4)       --       --
      Equity index options.....      22.6     (42.4)       --      48.0       --      --        (10.0)       --       --
      Limited guarantee........       5.9      (5.4)       --        --       --      --           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
      Total derivative
       assets..................      33.8     (47.1)       --      48.0       --      --        (14.4)       --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total other invested
    assets.....................      66.2     (45.2)       --      48.0     (2.9)     --        (17.7)       --    (14.7)
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Reinsurance recoverable/(2)/...      13.9      (7.9)       --        --       --     2.4           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Total Level 3 assets...........  $1,457.3    $(55.6)    $78.6    $319.6   $(39.3)   $2.4      $(136.1)   $297.2  $(175.8)
                                 ========    ======     =====    ======   ======    ====      =======    ======  =======

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2012      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $     --      $   --
   U.S. corporate/(1)/.........      855.5        (0.3)
   Corporate--non-U.S./(1)/....      567.7         0.1
   Residential mortgage-
    backed.....................        7.3        (6.3)
   Commercial mortgage-
    backed.....................       12.0        (1.3)
   Other asset-backed..........      225.1         0.4
                                  --------      ------
   Total fixed maturity
    securities.................    1,667.6        (7.4)
                                  --------      ------
Equity securities..............       38.6          --
                                  --------      ------
Other invested assets:
   Trading securities..........       13.4         2.2
   Derivative assets:
      Interest rate swaps......        1.6         0.7
      Equity index options.....       18.2       (39.4)
      Limited guarantee........        0.5        (5.4)
                                  --------      ------
      Total derivative
       assets..................       20.3       (44.1)
                                  --------      ------
   Total other invested
    assets.....................       33.7       (41.9)
                                  --------      ------
Reinsurance recoverable/(2)/...        8.4        (7.9)
                                  --------      ------
Total Level 3 assets...........   $1,748.3      $(57.2)
                                  ========      ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level 3.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   -------------------
                                  AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)              2011      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $  1.1     $   --     $ 0.1    $   --   $    --    $ --      $  (0.1)   $   --   $  --
   U.S. corporate/(1)/.........    306.7       (8.6)     22.5      75.3     (17.0)     --        (30.5)    489.2    (6.2)
   Corporate--non-U.S./(1)/....    102.8      (11.0)     (7.4)     70.2     (53.0)     --        (21.4)    279.3      --
   Residential mortgage-
    backed.....................     40.3       (0.7)     (3.8)       --     (14.3)     --        (10.2)       --      --
   Commercial mortgage-
    backed.....................     19.9       (2.4)      1.4        --        --      --         (3.3)       --      --
   Other asset-backed..........    134.3         --       1.0       5.0      (7.5)     --        (14.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total fixed maturity
    securities.................    605.1      (22.7)     13.8     150.5     (91.8)     --        (79.8)    768.5    (6.2)
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Equity securities..............     50.4        1.3       0.3        --      (9.9)     --         (2.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Other invested assets:
   Trading securities..........     40.5        0.4        --        --        --      --         (8.5)       --      --
Derivative assets:
   Interest rate swaps.........      4.6         --        --       0.7        --      --           --        --      --
   Equity index options........     30.9        1.3        --      26.3        --      --        (35.9)       --      --
   Limited guarantee...........     23.0      (17.1)       --        --        --      --           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total derivative
    assets.....................     58.5      (15.8)       --      27.0        --      --        (35.9)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total other invested
    assets.....................     99.0      (15.4)       --      27.0        --      --        (44.4)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Reinsurance
 recoverable/(2)/..............     (4.1)      15.6        --        --        --     2.4           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Total Level 3 assets...........   $750.4     $(21.2)    $14.1    $177.5   $(101.7)   $2.4      $(126.5)   $768.5   $(6.2)
                                  ======     ======     =====    ======   =======    ====      =======    ======   =====

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2011      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $    1.1      $   --
   U.S. corporate/(1)/.........      831.4        (8.6)
   Corporate--non-U.S./(1)/....      359.5         0.8
   Residential mortgage-
    backed.....................       11.3          --
   Commercial mortgage-
    backed.....................       15.6        (2.4)
   Other asset-backed..........      118.5          --
                                  --------      ------
   Total fixed maturity
    securities.................    1,337.4       (10.2)
                                  --------      ------
Equity securities..............       39.8          --
                                  --------      ------
Other invested assets:
   Trading securities..........       32.4         0.4
Derivative assets:
   Interest rate swaps.........        5.3          --
   Equity index options........       22.6         1.3
   Limited guarantee...........        5.9       (17.1)
                                  --------      ------
   Total derivative
    assets.....................       33.8       (15.8)
                                  --------      ------
   Total other invested
    assets.....................       66.2       (15.4)
                                  --------      ------
Reinsurance
 recoverable/(2)/..............       13.9        15.6
                                  --------      ------
Total Level 3 assets...........   $1,457.3      $(10.0)
                                  ========      ======

--------
/(1)/The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                   TOTAL REALIZED AND                                               TOTAL GAINS
                                                   UNREALIZED GAINS                                                   (LOSSES)
                                                       (LOSSES)        PURCHASES,                                   INCLUDED IN
                                        BEGINNING  ----------------      SALES,                           ENDING     NET INCOME
                                         BALANCE   INCLUDED            ISSUANCES,                        BALANCE       (LOSS)
                                          AS OF     IN NET                AND      TRANSFER  TRANSFER     AS OF     ATTRIBUTABLE
                                        JANUARY 1,  INCOME   INCLUDED SETTLEMENTS,   INTO     OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                      2010     (LOSS)    IN OCI      NET      LEVEL 3   LEVEL 3       2010      STILL HELD
---------------------                   ---------- --------  -------- ------------ -------- ---------  ------------ ------------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises.......................  $   10.2   $   --    $  --     $    --     $   --  $    (9.1)    $  1.1       $   --
    U.S. corporate/(1)/................     309.1      1.2      4.1        20.4      137.5     (165.6)     306.7          1.2
    Corporate--non-U.S./(1)/...........     188.6     (0.7)     2.7       (32.2)      59.4     (115.0)     102.8         (6.2)
    Residential mortgage-backed/(2)/...     649.6       --      2.0         2.2        4.4     (617.9)      40.3           --
    Commercial mortgage-backed/(2)/....     775.9     (7.4)    27.3       (82.8)     118.3     (811.4)      19.9         (0.1)
    Other asset-backed/(2)/............     816.6      5.0      9.7      (386.0)      64.2     (375.2)     134.3           --
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total fixed maturity securities....   2,750.0     (1.9)    45.8      (478.4)     383.8   (2,094.2)     605.1         (5.1)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Equity securities......................       5.1       --     (1.2)       (5.6)      52.1         --       50.4           --
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Other invested assets:
    Trading securities.................      21.5     (3.1)      --       (25.8)     135.0      (87.1)      40.5         (3.2)
    Restricted other invested assets...      26.5       --       --       (26.5)        --         --         --           --
    Derivative assets:
       Interest rate swaps.............       2.4      2.2       --          --         --         --        4.6          2.2
       Equity index options............      32.2    (66.4)      --        65.1         --         --       30.9        (66.4)
       Limited guarantee...............      29.9     (6.9)      --          --         --         --       23.0         (6.9)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total derivative assets............      64.5    (71.1)      --        65.1         --         --       58.5        (71.1)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total other invested assets........     112.5    (74.2)      --        12.8      135.0      (87.1)      99.0        (74.3)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Reinsurance recoverable/(3)/...........      (3.7)    (2.6)      --         2.2         --         --       (4.1)        (2.6)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Total Level 3 assets...................  $2,863.9   $(78.7)   $44.6     $(469.0)    $570.9  $(2,181.3)    $750.4       $(82.0)
                                         ========   ======    =====     =======     ======  =========     ======       ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
/(3)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2012    2011    2010
---------------------                                                                  ------  ------  ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $  5.4  $  1.0  $ 17.2
   Net investment gains (losses)......................................................  (61.0)  (22.2)  (95.9)
                                                                                       ------  ------  ------
       Total.......................................................................... $(55.6) $(21.2) $(78.7)
                                                                                       ======  ======  ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $  1.1  $  1.5  $  1.2
   Net investment gains (losses)......................................................  (58.3)  (11.5)  (83.2)
                                                                                       ------  ------  ------
       Total.......................................................................... $(57.2) $(10.0) $(82.0)
                                                                                       ======  ======  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                             TOTAL REALIZED AND
                                             UNREALIZED (GAINS)
                                 BEGINNING         LOSSES
                                  BALANCE   ---------------------
                                   AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                 JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)               2012        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............   $433.6     $(158.4)     $--       $--     $--    $32.0       $--       $--      $--
   Fixed index annuity
    embedded derivatives........       --         0.1       --        --      --     21.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
   Total policyholder account
    balances....................    433.6      (158.3)      --        --      --     53.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
Total Level 3 liabilities.......   $433.6     $(158.3)     $--       $--     $--    $53.6       $--       $--      $--
                                   ======     =======      ===       ===     ===    =====       ===       ===      ===

                                              TOTAL (GAINS)
                                                  LOSSES
                                               INCLUDED IN
                                    ENDING     NET (INCOME)
                                   BALANCE         LOSS
                                    AS OF      ATTRIBUTABLE
                                 DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                2012       STILL HELD
---------------------            ------------ --------------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............    $307.2       $(155.0)
   Fixed index annuity
    embedded derivatives........      21.7           0.1
                                    ------       -------
   Total policyholder account
    balances....................     328.9        (154.9)
                                    ------       -------
Total Level 3 liabilities.......    $328.9       $(154.9)
                                    ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                     TOTAL REALIZED AND
                                     UNREALIZED (GAINS)
                         BEGINNING         LOSSES                                                                    ENDING
                          BALANCE   ---------------------                                                           BALANCE
                           AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                         JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)       2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------    ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances/(1)/..........   $107.8      $292.7      $--       $--     $--    $33.1      $  --      $--      $--       $433.6
Derivative liabilities:
    Equity index
     options............      2.6          --       --        --      --       --       (2.6)      --       --           --
                           ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
    Total derivative
     liabilities........      2.6          --       --        --      --       --       (2.6)      --       --           --
                           ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3
 liabilities............   $110.4      $292.7      $--       $--     $--    $33.1      $(2.6)     $--      $--       $433.6
                           ======      ======      ===       ===     ===    =====      =====      ===      ===       ======

                         TOTAL (GAINS)
                             LOSSES
                          INCLUDED IN
                          NET (INCOME)
                              LOSS
                          ATTRIBUTABLE
                         TO LIABILITIES
(AMOUNTS IN MILLIONS)      STILL HELD
---------------------    --------------
Policyholder account
 balances/(1)/..........     $297.2
Derivative liabilities:
    Equity index
     options............         --
                             ------
    Total derivative
     liabilities........         --
                             ------
Total Level 3
 liabilities............     $297.2
                             ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                                                         TOTAL (GAINS)
                                        TOTAL REALIZED AND                                                   LOSSES
                                        UNREALIZED (GAINS)    PURCHASES,                                  INCLUDED IN
                            BEGINNING         LOSSES            SALES,                         ENDING     NET (INCOME)
                             BALANCE   ---------------------  ISSUANCES                       BALANCE         LOSS
                              AS OF    INCLUDED IN               AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                            JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)          2010        LOSS      IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------       ---------- ------------ -------- ------------ -------- -------- ------------ --------------
Policyholder account
  balances/(1)/............   $156.6      $(80.4)     $--       $31.6       $--      $--       $107.8        $(77.7)
Derivative liabilities:
   Interest rate swaps.....      0.9        (0.9)      --          --        --       --           --          (0.9)
   Equity index
     options...............      2.4         2.7       --        (2.5)       --       --          2.6           2.7
                              ------      ------      ---       -----       ---      ---       ------        ------
   Total derivative
     liabilities...........      3.3         1.8       --        (2.5)       --       --          2.6           1.8
                              ------      ------      ---       -----       ---      ---       ------        ------
Total Level 3 liabilities..   $159.9      $(78.6)     $--       $29.1       $--      $--       $110.4        $(75.9)
                              ======      ======      ===       =====       ===      ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                         2012    2011   2010
---------------------                                                                       -------  ------ ------
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $    --  $   -- $   --
   Net investment (gains) losses...........................................................  (158.3)  292.7  (78.6)
                                                                                            -------  ------ ------
       Total............................................................................... $(158.3) $292.7 $(78.6)
                                                                                            =======  ====== ======
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $    --  $   -- $   --
   Net investment (gains) losses...........................................................  (154.9)  297.2  (75.9)
                                                                                            -------  ------ ------
       Total............................................................................... $(154.9) $297.2 $(75.9)
                                                                                            =======  ====== ======

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2012:

                                        VALUATION                                                RANGE
(AMOUNTS IN MILLIONS)                   TECHNIQUE     FAIR VALUE  UNOBSERVABLE INPUT      (WEIGHTED-AVERAGE)
---------------------                ---------------- ---------- ---------------------- ------------------------
Assets
   Fixed maturity securities:
       U.S. corporate............... Matrix pricing     $788.8      Credit spreads      76bps - 552bps (194bps)
       Corporate--non-U.S........... Matrix pricing      563.2      Credit spreads      82bps - 354bps (189bps)
   Derivative assets:
                                       Discounted                    Interest rate
       Interest rate swaps..........   cash flows          1.6        volatility            25% - 28%(26%)
                                       Discounted                    Equity index
       Equity index option..........   cash flows         18.2        volatility            24% - 27%(25%)
Liabilities
   Policyholder account balances:
                                                                      Withdrawal
                                                                   utilization rate            --% - 98%
                                                                      Lapse rate               --% - 25%
                                                                    Non-performance
                                                                 risk (credit spreads)   50bps - 90bps (80bps)
       GMWB embedded                 Stochastic cash                 Equity index
         derivatives /(1)/..........   flow model        307.2        volatility            18% - 25%(22%)
       Fixed index annuity            Option budget                 Expected future
         embedded derivatives.......     method           21.7     interest credited          1% - 4%(1%)

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes asset securitization transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                 2012   2011
---------------------                                                ------ ------
Receivables secured by:
   Other assets..................................................... $ 55.6 $ 60.4
                                                                     ------ ------
       Total securitized assets not required to be consolidated.....   55.6   60.4
                                                                     ------ ------
       Total securitized assets required to be consolidated.........   64.5   87.5
                                                                     ------ ------
       Total securitized assets..................................... $120.1 $147.9
                                                                     ====== ======

   Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. During 2010, one of the securitization entities that was covered under a credit support agreement was terminated upon final payments made by the structure. Therefore, as of December 31, 2012 and 2011, Genworth provided limited recourse for a maximum of $38.7 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated with assets of $65.0 million and $90.6 million, respectively, as of December 31, 2012 and 2011. There were no amounts recorded for these limited recourse liabilities as of December 31, 2012 and 2011. In 2012, we paid $1.5 million associated with these arrangements. No amounts were paid in 2011.

   (b) Securitization Entities Not Required To Be Consolidated

   We are involved in certain securitization entities where we are not required to consolidate the securitization entity.

   Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities' design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

   Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   There has been no new asset securitization activity in 2012 or 2011.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (c) Securitization Entity Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate one asset securitization entity. Our involvement with this securitization entity is described in more detail below. Prior to being required to consolidate this entity, our interest in this entity was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Asset securitizations. We were required to consolidate one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was required to be consolidated is backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represents the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which is held by a third-party. We own the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. Additionally, Genworth provides limited recourse for credit losses up to a maximum of $38.7 million. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of December 31:

          (AMOUNTS IN MILLIONS)                            2012  2011
          ---------------------                            ----- -----
          Assets
             Investments:
                 Restricted commercial mortgage loans..... $64.5 $86.1
                 Restricted other invested assets.........    --   1.4
                                                           ----- -----
                    Total investments.....................  64.5  87.5
             Cash and cash equivalents....................   0.1   2.5
             Accrued investment income....................   0.4   0.6
                                                           ----- -----
                 Total assets............................. $65.0 $90.6
                                                           ===== =====
          Liabilities
             Other liabilities............................ $ 0.3 $ 2.8
             Deferred tax liability.......................   2.7   1.8
             Borrowings related to securitization entity..  64.6  88.0
                                                           ----- -----
                 Total liabilities........................ $67.6 $92.6
                                                           ===== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the years ended December 31:

           (AMOUNTS IN MILLIONS)                  2012  2011   2010
           ---------------------                 -----  ----- -----
           Revenues:
           Net investment income................ $ 7.3  $10.4 $10.1
           Net investment gains (losses)........  (1.1)   0.2  (0.3)
           Other income.........................   1.5     --    --
                                                 -----  ----- -----
              Total revenues....................   7.7   10.6   9.8
                                                 -----  ----- -----
           Expenses:
           Interest expense.....................   4.7    6.2   7.5
           Acquisition and operating expenses...   0.6    0.6   0.9
                                                 -----  ----- -----
              Total expenses....................   5.3    6.8   8.4
                                                 -----  ----- -----
           Income before income taxes...........   2.4    3.8   1.4
           Provision for income taxes...........   0.9    1.3   0.5
                                                 -----  ----- -----
           Net income........................... $ 1.5  $ 2.5 $ 0.9
                                                 =====  ===== =====

   The assets and other instruments held by the securitization entity are restricted and can only be used to fulfill the obligations of the securitization entity.

   (d) Borrowings Related To Consolidated Securitization Entity

   Our consolidated securitization entity has a 6.0175% senior note maturing in 2023 with an aggregate principal amount and carrying value of $64.6 million and $88.0 million as of December 31, 2012 and 2011, respectively. This borrowing is required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing follows the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2012, we are able to distribute $483.3 million in dividends in 2013 without obtaining regulatory approval. Based on statutory results as of December 31, 2012, we estimate our insurance subsidiaries could pay dividends of approximately $78.4 million to us in 2013 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2013 at this level as they retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $98.6 million and $11.8 million during 2012 and 2011, respectively (none of which were deemed "extraordinary"). Our life insurance subsidiaries paid dividends of $46.8 million ($20.0 million of which were deemed "extraordinary") during 2010. The dividends in 2010 included $10.0 million in cash and $36.8 million of securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   In 2012, we declared and paid a cash dividend of $100.0 million to GLIC. There were no common stock dividends declared in 2011. In 2010, we declared a non-cash deemed dividend of $29.7 million in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized during the year.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII and River Lake IX (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX was granted a permitted accounting practice from the state of Vermont to carry its excess of loss reinsurance agreement with Brookfield Life and Annuity Insurance Company as an admitted asset.

  . River Lake VII and River Lake VIII were each granted a permitted accounting practice from the state of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

   The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $589.5 million and $611.7 million as of December 31, 2012 and 2011, respectively. If they had not used a permitted practice, no regulatory event would have been triggered.

   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2012     2011     2010
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ 357.0  $ (86.4) $  57.8
Captive life insurance subsidiaries...............................  (478.1)  (145.9)  (131.9)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(121.1) $(232.3) $ (74.1)
                                                                   =======  =======  =======

                                                         AS OF DECEMBER 31,
                                                         -----------------
      (AMOUNTS IN MILLIONS)                                2012      2011
      ---------------------                              --------  --------
      Combined statutory capital and surplus, excluding
        captive life insurance subsidiaries............. $2,289.3  $1,878.6

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,203.7 million and $1,517.7 million as of December 31, 2012 and 2011, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII, River Lake VIII and River lake IX, include surplus notes (non-recourse funding obligations) as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2012 and 2011, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 613% and 529% of the company action level as of December 31, 2012 and 2011, respectively.

   In 2011, the NAIC formed a Joint Working Group to review the statutory reserve requirements of the Valuation of Life Insurance Policies Regulation (more commonly known as "Regulation AXXX"), also known as Actuarial Guideline 38 ("AG 38"), impacting certain universal life insurance policies with secondary guarantees. In March 2012, the NAIC adopted a framework to address these reserving issues, and subsequently retained an actuarial consultant to help resolve the framework's proposal for addressing in-force business and business that would be written in an interim period until the adoption of a principles-based reserve approach. In September 2012, subsequent to public exposure and significant public comment, the NAIC adopted the Joint Working Group's proposals for new and in-force business subject to AG 38 provisions. We are addressing these new business requirements through revised product offerings and increased utilization of reinsurance for our new business. Over time, there can be no assurance that there will continue to be affordable reinsurance available. With respect to the in-force requirements, we have determined that approximately 8.2% of our universal life insurance reserves are subject to the new regulations, which require additional reserve adequacy testing. The financial impact related to the new reserving requirements on our in-force reserves subject to the new guidance was not significant.

   River Lake IV also prepares financial statements in accordance with local regulatory requirements. As of December 31, 2012 and 2011, local statutory capital and surplus was $101.3 million and $118.5 million, respectively. Local statutory net income was $490.5 million for the year ended December 31, 2012. Local statutory net loss was $42.0 million and $74.4 million for the years ended December 31, 2011 and 2010, respectively. The regulatory authorities in these international jurisdictions generally establish supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $99.7 million and $112.9 million as of December 31, 2012 and 2011, respectively.

(18) SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities for the retirement market. Our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

Runoff segment primarily includes variable annuity, variable life insurance, group variable annuity and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2012:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   467.5  $     5.3  $     --   $   472.8
Net investment income.......................................     649.1       35.9       8.9       693.9
Net investment gains (losses)...............................     (37.0)     (33.3)    (16.6)      (86.9)
Policy fees and other income................................     679.5      171.1       2.9       853.5
                                                             ---------  ---------  --------   ---------
   Total revenues...........................................   1,759.1      179.0      (4.8)    1,933.3
                                                             ---------  ---------  --------   ---------
Benefits and other changes in policy reserves...............     995.2       32.8        --     1,028.0
Interest credited...........................................     287.8       17.9        --       305.7
Acquisition and operating expenses, net of deferrals........     211.9       48.6       5.8       266.3
Amortization of deferred acquisition costs and intangibles..     276.8       58.8        --       335.6
Goodwill impairment.........................................     147.0         --        --       147.0
Interest expense............................................      90.1         --      (3.0)       87.1
                                                             ---------  ---------  --------   ---------
   Total benefits and expenses..............................   2,008.8      158.1       2.8     2,169.7
                                                             ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................    (249.7)      20.9      (7.6)     (236.4)
Provision (benefit) for income taxes........................     (44.6)      (5.4)     (9.4)      (59.4)
                                                             ---------  ---------  --------   ---------
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................    (205.1)      26.3       1.8      (177.0)
Equity in net loss of unconsolidated subsidiary.............        --         --      45.5        45.5
                                                             ---------  ---------  --------   ---------
Net income (loss)........................................... $  (205.1) $    26.3  $   47.3   $  (131.5)
                                                             =========  =========  ========   =========
Total assets................................................ $25,824.4  $11,463.0  $1,277.9   $38,565.3
                                                             =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   782.2  $    55.6   $   --    $   837.8
Net investment income.......................................     680.1       35.5     10.0        725.6
Net investment gains (losses)...............................     (66.9)    (113.1)    (2.0)      (182.0)
Policy fees and other income................................     572.1      192.8       --        764.9
                                                             ---------  ---------   ------    ---------
   Total revenues...........................................   1,967.5      170.8      8.0      2,146.3
                                                             ---------  ---------   ------    ---------
Benefits and other changes in policy reserves...............   1,119.7       76.9       --      1,196.6
Interest credited...........................................     276.7       23.0       --        299.7
Acquisition and operating expenses, net of deferrals........     205.2       88.4      2.2        295.8
Amortization of deferred acquisition costs and intangibles..     133.6       46.0      4.2        183.8
Interest expense............................................     105.5         --      6.2        111.7
                                                             ---------  ---------   ------    ---------
   Total benefits and expenses..............................   1,840.7      234.3     12.6      2,087.6
                                                             ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................     126.8      (63.5)    (4.6)        58.7
Provision (benefit) for income taxes........................      44.6      (38.4)    (1.6)         4.6
                                                             ---------  ---------   ------    ---------
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................      82.2      (25.1)    (3.0)        54.1
Equity in net loss of unconsolidated subsidiary.............        --         --     (7.5)        (7.5)
                                                             ---------  ---------   ------    ---------
Net income (loss)........................................... $    82.2  $   (25.1)  $(10.5)   $    46.6
                                                             =========  =========   ======    =========
Total assets................................................ $26,434.6  $12,092.9   $908.9    $39,436.4
                                                             =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2010:

                                                               U.S. LIFE         CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  839.3  $ 72.4   $   --     $  911.7
Net investment income.........................................    642.4    59.3     15.9        717.6
Net investment gains (losses).................................    (88.7)  (11.8)   (11.2)      (111.7)
Policy fees and other income..................................    399.0   171.9       --        570.9
                                                               --------  ------   ------     --------
   Total revenues.............................................  1,792.0   291.8      4.7      2,088.5
                                                               --------  ------   ------     --------
Benefits and other changes in policy reserves.................  1,082.8    80.6       --      1,163.4
Interest credited.............................................    267.9    35.5       --        303.4
Acquisition and operating expenses, net of deferrals..........    218.5    94.4      4.9        317.8
Amortization of deferred acquisition costs and intangibles....    138.8    48.1      1.8        188.7
Interest expense..............................................    101.4      --      7.5        108.9
                                                               --------  ------   ------     --------
   Total benefits and expenses................................  1,809.4   258.6     14.2      2,082.2
                                                               --------  ------   ------     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (17.4)   33.2     (9.5)         6.3
Benefit for income taxes......................................    (12.3)   (2.9)   (31.9)       (47.1)
                                                               --------  ------   ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (5.1)   36.1     22.4         53.4
Equity in net income of unconsolidated subsidiary.............       --      --     21.7         21.7
                                                               --------  ------   ------     --------
Net income (loss)............................................. $   (5.1) $ 36.1   $ 44.1     $   75.1
                                                               ========  ======   ======     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters or the likelihood of potential future legal and regulatory matters against us. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. We also are not able to provide an estimate or range of possible losses related to these matters.

   (b) Commitments

   As of December 31, 2012, we were committed to fund $21.3 million in limited partnership investments.

   On February 14, 2011, Genworth issued a $100.0 million letter of credit under its credit facilities for the benefit of Brookfield to support the reinsurance of statutory reserves assumed from us. This letter of credit replaced another letter of credit for the same amount which matured in February 2011 and was provided by a third-party bank.

   On April 28, 2010, GLAIC entered into a reinsurance treaty with River Lake VIII, a subsidiary of GLAIC, effective April 1, 2010 (the "Reinsurance Treaty II"). In conjunction with the Reinsurance Treaty II, on April 28, 2010, River Lake VIII delivered to GLAIC a $525.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $264.8 million as of December 31, 2012.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2012 and 2011, the carrying value of our investment in GLICNY was $560.4 million and $478.2 million, respectively, and was included in other invested assets.

   On January 1, 2012, GLICNY adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. GLICNY adopted this new guidance retrospectively, which reduced its retained earnings and stockholders' equity by $80.2 million as of January 1, 2010, and increased the net loss by $5.1 million for the year ended December 31, 2011 and increased net income by $6.0 million for the year ended December 31, 2010. As a result, our investment in GLICNY was impacted to the extent of our ownership interest of 34.5%.

   On January 1, 2012, GLICNY also changed its treatment of the liability for future policy benefits for their level premium term life insurance products when the liability for a policy falls below zero. GLICNY implemented this change in accounting retrospectively, which reduced its retained earnings and stockholders' equity by $11.4 million as of January 1, 2010 and increased the net loss by $1.5 million for the year ended December 31, 2011 and reduced net income by $1.1 million for the year ended December 31, 2010. As a result, our investment in GLICNY was impacted to the extent of our ownership interest of 34.5%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The tables below provide summarized financial information for GLICNY:

                                                  YEARS ENDED DECEMBER 31,
                                                  ------------------------
         (AMOUNTS IN MILLIONS)                     2012    2011     2010
         ---------------------                    ------  ------   ------
         Net investment income................... $338.5  $329.4   $316.6
         Total revenues.......................... $666.3  $491.2   $524.3
         Net income (loss)....................... $131.9  $(21.6)  $ 62.8

                                                   AS OF DECEMBER 31,
                                                   -------------------
          (AMOUNTS IN MILLIONS)                      2012      2011
          ---------------------                    --------- ---------
          Total assets............................ $11,285.5 $10,895.5
          Total liabilities....................... $ 9,661.1 $ 9,509.3
          Total stockholders' equity.............. $ 1,624.4 $ 1,386.2

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)      Resolution of Board of Directors of GE Life and Annuity Assurance
             Company authorizing the establishment of GE Life & Annuity Separate
             Account 7. Previously filed on April 20, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity
             Separate Account 2, Registration No. 333-133425.

 (1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name of GE Life and Annuity
             Assurance Company to Genworth Life and Annuity Insurance Company.
             Previously filed on April 20, 2006 with the Initial Registration
             Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
             Registration No. 333-133425.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between Genworth Life and Annuity Insurance
             Company and Capital Brokerage Corporation. Previously filed on
             September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (3)(b)      Dealer Sales Agreement. Previously filed on September 13, 2002 with
             Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)   Form of Contract. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)  Genworth Life and Annuity Insurance Company Guarantee Account
             Endorsement. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)  Waiver of Surrender Charge -- Terminal Illness or Confinement to a
             Medical Care Facility Endorsement P5428 01/09. Previously filed on
             March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 2, Registration No.
             333-143407.

 (4)(a)(v) Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
             & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(a)(vii) Roth IRA Endorsement P5363 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(b)(i)   Guaranteed Minimum Withdrawal Benefit for Life Rider P5423 01/09 and
             P5423DB 01/09. Previously filed on March 6, 2009 with Post-Effective
             Amendment No. 2 to Form N-4 for Genworth Life & Annuity VA Separate
             Account 2, Registration No. 333-143407.


 (4)(b)(ii)(a) Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
               & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(ii)(b) Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(i)     Annual Step-Up Benefit Rider P5429 01/09. Previously filed on March
               6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(ii)    Rollup Death Benefit Rider P5430 01/09. Previously filed on March 6,
               2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(iii)   Earnings Protector Death Benefit Rider P5431 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (4)(d)        Joint Owner and Annuitant Endorsement P5425 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (5)           Form of Application. Previously filed on July 26, 2006 with
               Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
               VA Separate Account 2, Registration No. 333-134457.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-31172.

 (7)           Reinsurance Agreements. Previously filed on April 26, 2010 with
               Post-Effective Amendment No. 8 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 2, Registration No. 333-143407.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (8)(a)(ii)    First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-47732.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and GE Life and Annuity Assurance Company.
               Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and GE Life and Annuity Assurance
               Company. Previously filed with Post-Effective Amendment No. 9 to Form
               N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.

 (8)(c)        Reserved.


 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Reserved.

 (8)(f)    Reserved.

 (8)(g)    Reserved.

 (8)(h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-133425.

 (8)(i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 20, 2007, with Pre-Effective Amendment No.
           1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(j)    Reserved.

 (8)(k)    Reserved.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(m)    Reserved.

 (8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

 (8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

 (8)(s)    Reserved.


 (8)(t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-47732.

 (8)(u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(u)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 20, 2007, with
           Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
           VA Separate Account 2, Registration No. 333-140575.

 (8)(v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-140575.

 (8)(w)    Reserved.

 (8)(x)    Reserved.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (8)(z) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

 (10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13)(a)   Power of Attorney. Previously filed on April 27, 2011 with
           Post-Effective Amendment No. 10 and on October 14, 2011 with
           Post-Effective Amendment No. 11 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

     (b)   Power of Attorney. Previously filed on June 1, 2012 with
           Post-Effective Amendment No. 13 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

     (c)   Power of Attorney. Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Elena K. Edwards  Director, Chairperson of the Board, President and Chief
                  Executive Officer
Paul A. Haley     Director, Senior Vice President and Chief Actuary

Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
John G. Apostle, II(1)    Vice President and Chief Compliance Officer
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Amy R. Corbin             Director, Senior Vice President and Chief Financial Officer
Patrick M. Foley          Senior Vice President
Patrick B. Kelleher       Senior Vice President
Martin P. Klein           Senior Vice President
Leon E. Roday(1)          Senior Vice President
Jac J. Amerell            Vice President and Controller
Gary T. Prizzia(1)        Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                  [FLOW CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 2,317 owners of Qualified Contracts and 1,875 owners of Non-Qualified Contracts as of February 27, 2013.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)


       NAME                ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
       ----                 -------          --------------------------------------
Scott R. Reeks...... 6620 W. Broad St.     President and Chief Executive Officer
                     Richmond, VA 23230
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
Elizabeth M. O'Brien 6610 W. Broad St.     Director
                     Richmond, VA 2320
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
Martin P. Klein..... 6610 W. Broad St.     Senior Vice President
                     Richmond, VA 23230
Scott E. Wolfe...... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer
Vidal J. Torres, Jr. 6610 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230
Daniel P. Healey.... 6610 W. Broad St.     Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street  Treasurer
                     Richmond, VA 23230
Linda C. Bagnell     6610 W. Broad St.     Financial & Operations Principal
                     Richmond, VA 23230


   (c)


                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     9.9%    $1.5 million


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April, 2013.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                     (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   BY:  GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           NAME                              TITLE                       DATE
            ----                             -----                       ----

  /s/  ELENA K. EDWARDS*     Director, Chairperson of the Board,    April 25, 2013
----------------------------   President and Chief Executive
     ELENA K. EDWARDS          Officer

/s/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice President and    April 25, 2013
----------------------------   Chief Investment Officer
   DANIEL J. SHEEHAN, IV

    /s/  PAUL A. HALEY       Director, Senior Vice President and    April 25, 2013
----------------------------   Chief Actuary
       PAUL A. HALEY

 /S/  GREGORY S. KARAWAN*    Director                               April 25, 2013
----------------------------
    GREGORY S. KARAWAN

    /S/  AMY R. CORBIN*      Director, Senior Vice President and    April 25, 2013
----------------------------   Chief Financial Officer
       AMY R. CORBIN

   /S/  JAC J. AMERELL*      Vice President and Controller          April 25, 2013
----------------------------
      JAC J. AMERELL



*By:  /s/  PAUL A. HALEY   , pursuant to Power of Attorney             April 25, 2013
      -------------------    executed on April 1, 2011, October 11,
         PAUL A. HALEY       2011, May 25, 2012 and April 1, 2013